As filed with the Securities and Exchange Commission on December 11,

     1995
Securities Act File No. 33-17957
Investment Company Act File No. 811-5366



SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.

    23


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.     24

   HT INSIGHT FUNDS, INC. d/b/a HARRIS INSIGHT FUNDS
(Exact Name of Registrant as Specified in Charter)

        One Exchange Place, Boston, MA  02109
(Address of Principal Executive Offices including Zip Code)


Registrant's Telephone Number, including Area Code: (800) 982-
8782

Name and Address of Agent for Service:	Copies to:
Patricia L. Bickimer, Esq.	Cameron S. Avery, Esq.
Harris Insight Funds	Bell, Boyd & Lloyd
One Exchange Place, 4th Floor	Three First National Plaza
Boston, MA  02109	Chicago, IL  60602



	It is proposed that this filing will become effective:

	      immediately upon filing pursuant to paragraph (b), or
	      on                          pursuant to paragraph (b)
	 X  60 days after filing pursuant to paragraph (a),
	       75 days after filing pursuant to paragraph (a); or
	     on               pursuant to paragraph (a) of Rule 485

	Registrant has previously filed a declaration of indefinite registration of its shares of capital stock pursuant to Rule 24f-
2 under the Investment Company Act of 1940, as amended.
Registrant's Rule 24f-2 Notice for the fiscal year ended December
31, 1994 was filed on February 24, 1995.



HARRIS INSIGHT FUNDS

    The purpose of this filing is to (i) add Institutional Shares to each of the Equity Fund and the Intermediate Bond Fund; (ii) effect certain portfolio name changes; and (iii) to combine the Company's Prospectuses and the Statement of Additional
Information with those of the Harris Insight Funds Trust.



HARRIS INSIGHT FUNDS
Registration Statement on Form N-1A

CROSS REFERENCE SHEET
Pursuant to Rule 495 (a)
under the Securities Act of 1933




N-1A Item No.
Part A		Location

Item 1.  Cover Page	Cover Page

Item 2.  Synopsis	Expense Table; Financial Highlights

Item 3.  Condensed Financial Information	Financial Highlights;
Calculation of Yield and Total Return

Item 4.  General Description of Registrant	Cover Page;
Investment Objectives and Policies; Investment Strategies;
Organization and Capital Stock

Item 5.  Management of the Fund	Management

Item 6.  Capital Stock and Other Securities	Cover Page;
Dividends and Distributions; Federal Income Taxes; Account
Services; Organization and Capital Stock

Item 7.  Purchase of Securities Being Offered	Management;
Determination of Net Asset Value; Purchase of Shares; Exchange
Privilege

Item 8.  Redemption or Repurchase	Redemption of Shares;
Exchange Privilege

Item 9.  Pending Legal Proceedings	Not Applicable




N-1A Item No.
Part B	 	Location

Item 10.	Cover Page	Cover Page

Item 11.	Table of Contents	Table of Contents

Item 12.	General Information and History	Not Applicable

Item 13.	Investment Objectives and Policies	Investment
Strategies; Investment Restrictions; Portfolio Transactions

Item 14.	Management of the Fund	Management

Item 15.	Control Persons and Principal Holders of Securities
	Management; Organization and Capital Stock (Prospectus)

Item 16.	Investment Advisory and Other Services	Management
(Prospectus); Management; Service Plans; Custodian; Independent
Accountants

Item 17.	Brokerage Allocation and Other Practices	Portfolio
Transactions

Item 18.	Capital Stock	Capital Stock

Item 19.	Purchase, Redemption and Pricing of Securities
	Determination of Net Asset
		Securities Being Offered	Value; Financial
Statements

Item 20.	Tax Status	Federal Income Taxes

Item 21.	Underwriters	Management; Service Plans

Item 22.	Calculation of
		Performance Data	Calculation of Yield and Total
Return

Item 23.	Financial Statements	Financial Statements;
Unaudited Financial Statements for the      Ten Months Ended
October 31, 1995



Part C

	Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.



     Information contained herein is subject to completion or amendment. A registration statement relating to the securities has been filed with the Securities and Exchange
Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offers, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                           SUBJECT TO COMPLETION
               PRELIMINARY PROSPECTUS DATED DECEMBER 8, 1995

HARRIS INSIGHT FUNDS
One Exchange Place, Boston, Massachusetts 02109
Telephone: (800) 982-8782

    The Harris Insight Funds Trust (the "Trust") is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. (The twelve portfolios of the Trust and the six portfolios of the
Company are collectively referred to herein as the "Harris Insight Funds" or the "Funds.") This Prospectus describes one class of shares (the "Shares" or the "Institutional Shares") of each of the twelve investment portfolios offered by the Trust and one class of shares (the "Shares" or the "Institutional Shares") of five of the portfolios offered by the Company. The Funds are as follows:

o    Harris Insight Equity Fund (the "Equity Fund")

o    Harris Insight Equity Income Fund (the "Equity Income Fund")

o    Harris Insight Growth Fund (the "Growth Fund")

o    Harris Insight Small-Cap Opportunity Fund (the "Small-Cap
Fund")

o    Harris Insight Index Fund (the "Index Fund")

o    Harris Insight International Fund (the "International Fund")

o    Harris Insight Balanced Fund (the "Balanced Fund")

o    Harris Insight Convertible Securities Fund (the "Convertible
Securities
      Fund")

o    Harris Insight Intermediate Bond Fund (the "Intermediate Bond
Fund")

o    Harris Insight Bond Fund (the "Bond Fund")

o    Harris Insight Intermediate Government Bond Fund (the
"Government Fund")

o    Harris Insight Intermediate Tax-Exempt Bond Fund (the
"Intermediate
      Tax-Exempt Fund")

o    Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt Fund")

o    Harris Insight Government Money Market Fund (the "Government
Money Fund")

o    Harris Insight Money Market Fund (the "Money Fund")

o    Harris Insight Tax-Exempt Money Market Fund (the "Tax-Exempt
Money Fund")

    Harris Trust & Savings Bank is the Investment Adviser to the
Funds and Harris
Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as the Portfolio Management Agent for each of the Funds, except the Tax-Exempt
Money Fund. Dunedin Fund Managers, Limited acts as Investment Sub-Adviser to the International Fund. Shares of each Fund are offered by Funds Distributor,
Inc., the distributor for the Trust and the Company.

    SHARES OF THE GOVERNMENT MONEY FUND, THE MONEY FUND AND THE
TAX-EXEMPT MONEY
FUND (COLLECTIVELY, THE "MONEY MARKET FUNDS") ARE NEITHER INSURED
NOR GUARANTEED
BY THE U.S. GOVERNMENT. ALTHOUGH EACH MONEY MARKET FUND IS
ACTIVELY MANAGED
TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS
NO ASSURANCE
THAT IT WILL BE ABLE TO DO SO.

    This Prospectus sets forth concisely the information a
prospective investor
should know before investing in the Funds. Please read and retain it for future
reference. A Statement of Additional Information dated          ,
1995, containing
more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR
ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS AFFILIATES,
AND ARE NOT
INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE
CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS
INVOLVES INVESTMENT
RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND
EXCHANGE COMMISSION (THE "COMMISSION") OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL
OFFENSE.

         , 1995

                               TABLE OF CONTENTS



PAGE
Expense Table
3
Highlights
6
Financial Highlights
8
Investment Objectives and Policies
9
   Equity Fund
9
   Equity Income Fund
9
   Growth Fund
9
   Small-Cap Fund
9
   Index Fund
10
   International Fund
10
   Balanced Fund
10
   Convertible Securities Fund
11
   Intermediate Bond Fund
12
   Bond Fund
13
   Government Fund
13
   Intermediate Tax-Exempt Fund
13
   Tax-Exempt Fund
14
   The Money Market Funds
14
   Government Money Fund
14
   Money Fund
15
   Tax-Exempt Money Fund
15
   All Funds; All Equity and Fixed Income Funds
15
Investment Strategies
17
Investment Limitations
26
Management
27
Determination of Net Asset Value
30
Purchase of Shares
31
Redemption of Shares
32
Exchange Privilege
33
Dividends and Distributions
33
Federal Income Taxes
34
Account Services
35
Organization and Capital Stock
36
Reports to Shareholders
37
Calculation of Yield and Total Return
37

    No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company, the Trust or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                EXPENSE TABLE

    The following table sets forth certain information concerning shareholder transaction expenses and projected annual fund operating expenses for
Institutional Shares of the Funds during the current fiscal year.

                                            Expenses and fees
payable by
                                            shareholders are
summarized in
                                            this table and
expressed as a
                                            percentage of average
net assets.



                                  EQUITY
INTER-
                         EQUITY   INCOME   GROWTH   SMALL-CAP
INDEX   NATIONAL   BALANCED
                          FUND     FUND     FUND       FUND
FUND     FUND       FUND
SHAREHOLDER TRANSAC-
  TION EXPENSES
  Maximum Sales Load
   Imposed on Pur-
   chases                 None     None     None        None
None       None       None


ANNUAL FUND OPERATING
  EXPENSES*:
  (as a percentage of
  average net assets)
  Advisory Fees          0.69%+    0.70%    0.90%       1.00%
0.25%      1.05%      0.60%
  Rule 12b-1 Fees         None     None     None        None
None       None       None
  Other Expenses          0.21%    0.23%    0.20%       0.20%
0.20%      0.27%      0.28%
  Total Fund Operating
   Expenses               0.90%    0.93%    1.10%       1.20%
0.45%      1.32%      0.88%

* Customers of a financial institution, such as Harris Trust &
Savings Bank,
  may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client
(e.g., trust, estate
  settlement, advisory and custodian services).

+ Reflects advisory fees after waivers. Without waivers, the ratio of total fund operating expenses to average net assets would be 0.91%.
The investment
  adviser has voluntarily agreed to waive a portion of its advisory fees and will not increase its advisory fee without prior approval of the Company's
  Board of Directors and 30 days' prior notice to shareholders.

  With respect to each Fund, other than the Equity Fund, the amount of "Other
  Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Equity
Fund, the amount
  of "Other Expenses" is based on amounts incurred during the most recent fiscal year.

                         CONVERTIBLE   INTERMEDIATE
INTERMEDIATE
                         SECURITIES        BOND        BOND
GOVERNMENT    TAX-EXEMPT    TAX-EXEMPT
                            FUND           FUND        FUND
FUND          FUND          FUND
SHAREHOLDER TRANSAC-
  TION EXPENSES
  Maximum Sales Load
   Imposed on Pur-
   chases                      None           None    None
None           None         None


ANNUAL FUND OPERATING
  EXPENSES*:
  (as a percentage of
  average net assets)
  Advisory Fees                0.70%         0.37%+   0.40%
0.30%          0.60%        0.60%
  Rule 12b-1 Fees              None           None    None
None           None         None
  Other Expenses               0.22%         0.23%    0.20%
0.20%          0.20%        0.20%
  Total Fund Operating
   Expenses                    0.92%         0.60%+   0.60%
0.50%          0.80%        0.80%

* Customers of a financial institution, such as Harris Trust, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

+ Reflects advisory fees after waivers. Without waivers, the ratio of total fund operating expenses to average net assets would be 0.92%.
The investment
  adviser has voluntarily agreed to waive a portion of its advisory fees and will not increase its advisory fee without prior approval of the Company's
  Board of Directors and 30 days' prior notice to shareholders.

  With respect to each Fund, other than the Intermediate
  Bond Fund, the amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Intermediate Bond Fund, the amount of "Other Expenses" is based on amounts incurred during the most recent fiscal year.


                                               GOVERNMENT    MONEY
TAX-EXEMPT
                                               MONEY FUND     FUND
MONEY FUND
SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases           None     None
None


ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets
  after voluntary fee waivers)
  Advisory Fees                                     0.11%    0.11%
0.11%
  Other Expenses                                    0.18%    0.18%
0.17%
  Total Fund Operating Expenses                     0.29%    0.29%
0.28%

* Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year.
Without any fee
  and expense waivers, total operating expenses (annualized) for the six months ended June 30, 1995 and the fiscal year ended December 31, 1994 would have been 0.31% and 0.31% for the Government Money Fund, 0.31% and
0.30% for the
  Money Fund and 0.30% and 0.30% for the Tax-Exempt Money Fund.
Customers of
  a financial institution, such as Harris Trust, may also be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client (e.g., trust, estate settlement, advisory and custodian services).

EXAMPLE

You would pay the following expenses on a $1,000 investment in Institutional
Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:


                       EQUITY
INTER-
              EQUITY   INCOME   GROWTH   SMALL-CAP   INDEX
NATIONAL    BALANCED
               FUND     FUND     FUND       FUND      FUND
FUND        FUND
1 year           $9       $9      $11         $12      $5
$13          $9
3 years          29       30       35          38      14
42          28
5 years          50       51       61          66      25
72          49
10 years        111      114      134         145      57
159         108

              CONVERTIBLE   INTERMEDIATE
INTERMEDIATE
               SECURITIES       BOND       BOND   GOVERNMENT
TAX-EXEMPT    TAX-EXEMPT
                  FUND          FUND       FUND      FUND
FUND          FUND
1 year                $9             $6     $6           $5
$8           $8
3 years               29             19     19           16
26           26
5 years               51             33     33           28
44           44
10 years             113             75     75           63
99           99

                                 GOVERNMENT           MONEY
TAX-EXEMPT
                                 MONEY FUND           FUND
MONEY FUND
1 year                                  $3              $3
$3
3 years                                  9               9
9
5 years                                 16              16
16
10 years                                37              37
36

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
FUTURE EXPENSES
OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."

                                HIGHLIGHTS

The following sixteen investment portfolios are described in this
Prospectus:

EQUITY FUND -- seeks to provide capital appreciation and current income by investing primarily in common stocks.

EQUITY INCOME FUND -- seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

GROWTH FUND -- seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies with above-average growth potential.

SMALL-CAP FUND -- seeks to provide long term capital growth by investing primarily in equity securities of smaller to medium capitalization companies.

INDEX FUND -- seeks to provide the return and risk characteristics of the S&P
500 Index, by investing primarily in securities of companies that comprise that index.

INTERNATIONAL FUND -- seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

BALANCED FUND -- seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

CONVERTIBLE SECURITIES FUND -- seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.

INTERMEDIATE BOND FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with an intermediate term average maturity.

BOND FUND -- seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

GOVERNMENT FUND -- seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in Government Securities
(as defined below in "Investment Strategies") having an intermediate term average maturity.

INTERMEDIATE TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate term average maturity.

TAX-EXEMPT FUND -- seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least
80% of its assets in municipal obligations of varying maturities.

GOVERNMENT MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in short-term
Government Securities and certain repurchase agreements.

MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing in a broad range of short-term money market instruments.

TAX-EXEMPT MONEY FUND -- (money market fund) -- seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity, by investing primarily in high-quality, short-term municipal obligations.

WHO MANAGES EACH FUND'S INVESTMENTS?

    Harris Trust & Savings Bank ("Harris Trust" or the "Investment Adviser") is the investment adviser for each Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30,
1995, assets under management total approximately $23 billion. See page 27.

Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") provides daily portfolio management services for the Funds, other than the
Tax-Exempt Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page 28.

    Harris Trust and HIM are subsidiaries of Harris Bankcorp.,
Inc.

    Dunedin Fund Managers, Limited ("Dunedin" or the "Investment Sub- Adviser") acts as the Investment Sub-Adviser for the International Fund. Dunedin has been providing international advisory services for United States mutual funds for six years. At June 30, 1995, assets under management totaled over $8.4 billion.

WHAT ADVANTAGES DO THE FUNDS OFFER?

    The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, and relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

    Dividends from each of the Money Market Funds are declared daily and paid monthly. Dividends from the Intermediate Bond Fund, the Bond Fund, the Government
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund are declared daily and paid monthly. Dividends from the Convertible Securities Fund, the
Equity Fund, the Equity Income Fund, the Growth Fund, the Index
Fund and the
Balanced Fund are declared and paid quarterly. Dividends from the Small-Cap
Fund and the International Fund are declared and paid semi-annually. Any net capital gains will be declared and paid annually. See page 33.

HOW ARE SHARES REDEEMED?

    Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page 32.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

    Each Fund's performance will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. Certain of the Funds invest in securities of foreign issuers that involve risks not typically associated with U.S. issuers. There is no assurance that any Fund will achieve its investment objective. See "Investment Strategies."

                           FINANCIAL HIGHLIGHTS

    The following financial highlights for the ten months ended
October 31,
1995 are derived from the unaudited financial statements of the Company dated
October 31, 1995. All other data presented are derived from the financial statements of the Company for the year ended December 31, 1994 audited by Price Waterhouse
LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this
Prospectus. Institutional Shares of the Money Market Funds were formerly known as Class C Shares. Institutional Shares of the other Funds were not previously offered.

                                            This table shows the
total return
                                            on one Institutional
Share for each
                                            period illustrated.


                               GOVERNMENT MONEY FUND
MONEY FUND           TAX-EXEMPT MONEY FUND
                                INSTITUTIONAL SHARES
INSTITUTIONAL SHARES       INSTITUTIONAL SHARES
                              1/1/95 TO                   1/1/95
TO                   1/1/95 TO
                               10/31/95    5/16/94* TO
10/31/95     1/5/94* TO    10/31/95     1/5/94* TO
                             (UNAUDITED)     12/31/94
(UNAUDITED)    12/31/94    (UNAUDITED)    12/31/94
Net Asset Value, Beginning of
  Period                         $ 1.00        $ 1.00        $
1.00        $ 1.00        $ 1.00       $ 1.00
Income From Investment
  Operations:
   Net Investment Income           .047          .028
 .048         .039          .029         .025
       Total from Investment
        Operations                 .047          .028
 .048         .039          .029         .025
Less Distributions:
   Net Investment Income          (.047)        (.028)
(.048)       (.039)        (.029)       (.025)
       Total Distributions        (.047)        (.028)
(.048)       (.039)        (.029)       (.025)
Net Asset Value, End of Period   $ 1.00        $ 1.00        $
1.00        $ 1.00        $ 1.00       $ 1.00
Total Return(3)                   4.85%         2.82%
4.87%        4.08%         2.98%        2.56%
Ratios/Supplemental Data:
   Net Assets, End of Period
     $(000)                      35,486         9,617
194,267       31,990       251,719      237,100
   Ratio of Expenses to
     Average Net
     Assets(1)(2)                0.31%         0.29%
0.50%        0.29%         0.29%        0.28%
   Ratio of Net Investment
     Income to Average Net
     Assets(2)                    5.60%         4.52%
5.68%        4.79%         3.51%        2.99%

  * Date commenced operations.

(1)  Without the voluntary waiver of fees, the expense ratios
(annualized) for
     the periods ended October 31, 1995 and December 31, 1994 would have been
     0.32% and 0.31% for Government Money Fund 0.31% and 0.30% for
Money Fund
     and 0.30% and 0.30% for Tax-Exempt Money Fund, respectively.

(2)  Annualized.

(3) Total returns for periods of less than one year are not annualized.

                     INVESTMENT OBJECTIVES AND POLICIES

    Set forth below are the investment objectives and policies of each of the
Funds. Listed on page    following the specific description of
each Fund are
those investments that may be made by (i) all of the Funds, or
(ii) all of the
equity Funds (i.e., Equity, Equity Income, Growth, Small-Cap, Index, International and Balanced Funds) and fixed income Funds (i.e., Convertible Securities ,
Intermediate Bond, Bond, Government, Intermediate Tax-Exempt and
Tax-Exempt
Funds). Each Fund may also invest in securities described in "Investment Strategies" below and the Statement of Additional Information.

EQUITY FUND

    The Equity Fund seeks to provide investors with capital appreciation and current income. The Fund seeks to attain its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of larger capitalization companies (i.e. companies with market capitalizations in excess of $500 million). The Fund's portfolio is generally comprised of approximately 50 different issues. Risk is managed by diversification of investments.

                                            The Equity Fund seeks
to provide
                                            capital appreciation
and current
                                            income.

The Fund's investment process considers valuation and improving fundamentals.
The Fund's investments are expected to encompass all major sectors of the market resulting in a diversified portfolio. The Fund's Portfolio Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is suited for long-term equity investing.

EQUITY INCOME FUND

    The Equity Income Fund seeks to provide current income and secondarily, capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 65% of its total assets in common stocks and convertible securities that the Fund's Portfolio Management
Agent believes offer good value, an attractive yield and dividend growth potential.

                                            The Equity Income Fund
seeks to
                                            provide current income
and,
                                            secondarily, capital
apprecia-
                                            tion.

The Fund is managed with a disciplined investment process which seeks to maintain a diversified portfolio of high quality equity securities. The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio which the Fund's Portfolio Management Agent believes provides attractive long-term growth potential while striving to maintain an attractive current yield.

GROWTH FUND

    The Growth Fund seeks to provide capital appreciation and, secondarily, current income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in common stocks and convertible securities of companies that the Fund's Portfolio Management Agent believes offer above-average growth potential. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

                                            The Growth Fund seeks
to provide
                                            capital appreciation
and,
                                            secondarily, current
income.

SMALL-CAP FUND

    The Small-Cap Fund seeks to provide long term capital appreciation. The
Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in equity securities of smaller to medium capitalization companies (i.e. companies with market capitalizations between $100 million and
$2.5 billion).

                                            The Small-Cap Fund
seeks to provide
                                            long- term capital
appreciation
                                            by investing primarily
in equity
                                            securities of smaller
to medium
                                            capitalization
companies.

The investment management discipline of the Fund searches for companies offering above-average earnings, sales, and asset value growth.

INDEX FUND

    The Index Fund seeks to provide the return and risk characteristics of the
Standard & Poor's 500 Index (the "S&P 500 Index" or the "Index"), an index which emphasizes large capitalization companies. As of December 31, 1994, the Index represented approximately 76% of the market capitalization of publicly owned stocks in the United States. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the S&P 500 Index.

                                            The Index Fund seeks
to provide
                                            the return and risk
character-
                                            istics of the S&P 500
Index.

The Fund seeks to match closely the weight of each security in the portfolio approximating its weight in the S&P 500 Index. Although the Fund may not hold all 500 issues included in the Index, it will generally hold at least
90% of such issues. In addition, the Fund may maintain positions in S&P
500 Stock Index futures contracts in an effort to ensure adequate liquidity and to reduce transaction costs.

Standard & Poor's Corporation ("S&P") makes no representation or warranty, expressed or implied, to the purchasers of the Index Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The
Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein.
Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Index Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

INTERNATIONAL FUND

The International Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of foreign companies (i.e., companies organized outside the United States or whose principal trading market is outside the United States).
The Fund seeks to manage risk through the diversification of its investments.

                                            The International Fund
seeks to
                                            provide international
diversi-
                                            fication and capital
appreciation
                                            by investing primarily
in common
                                            stocks of foreign
companies.
                                            Current income is a
secondary
                                            objective.

The International Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for U.S. Treasury securities. In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

BALANCED FUND

    The Balanced Fund seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.
The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Under normal market conditions, equity securities are expected to comprise between 40% and 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

                                            The Balanced Fund
seeks to provide
                                            current income and
capital
                                            appreciation through a
balanced
                                            portfolio of fixed
income and
                                            equity securities.

CONVERTIBLE SECURITIES FUND

    The Convertible Securities Fund seeks to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest primarily in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. The Fund may also invest in equity securities of U.S.
corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.

                                            The Convertible
Securities Fund
                                            seeks to provide
capital
                                            appreciation and
current income.

Under normal market conditions, the Convertible Securities Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations that are rated
"B" or better by S&P or "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service, Inc. ("Moody's") at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Convertible Securities
Fund's total assets may be invested in convertible securities that are rated
"CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield securities", commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.

The Convertible Securities Fund may also invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Convertible
Securities Fund may invest: up to 15% of its total assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants.
The Convertible Securities Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Convertible Securities Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Convertible Securities Fund will continue to seek current income but will put less emphasis on capital appreciation.

SPECIAL CONSIDERATIONS RELATING TO LOW-RATED AND COMPARABLE
UNRATED SECURITIES.
Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities and diminish the Convertible Securities Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

    The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities.
Although the Convertible Securities Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Convertible Securities
Fund, it also relies on its independent analysis to evaluate potential investments for the Convertible Securities Fund. The Convertible Securities Fund's achievement of its investment objective may be more dependent on the Portfolio Management
Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

INTERMEDIATE BOND FUND

    The Intermediate Bond Fund, formerly known as Harris Insight
Managed Fixed
Income Fund, seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with an intermediate term average maturity. The Fund seeks to achieve its objective by utilizing a number of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, the independent review by the Fund's Portfolio Management Agent of the credit quality of individual issues, and the analysis by the Fund's Portfolio Management
Agent of economic and market conditions affecting the fixed income markets.
The Intermediate Bond Fund may invest in a broad range of fixed income obligations.
The Fund may invest in fixed and variable rate bonds, debentures, Government
Securities, and Government Stripped Mortgage-Backed Securities. The Fund also may invest in U.S. Treasury or agency securities placed into irrevocable trusts and evidenced by a trust receipt.

                                            The Intermediate Bond
Fund seeks
                                            to provide a high
level of total
                                            return, including a
competitive
                                            level of current
income, by
                                            investing primarily in
investment
                                            grade debt securities
with an
                                            intermediate term
average
                                            maturity.

Although the Portfolio Management Agent anticipates that a significant portion of the bonds acquired by the Intermediate Bond Fund will normally have intermediate term average (weighted) maturities, the Fund may also hold short-term U.S.
Government Obligations, "high-quality" money market instruments (i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio
Management Agent to be comparable in quality to instruments so rated) and cash.
Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio
Management Agent's opinion, existing circumstances warrant.

BOND FUND

    The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities. The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitatively-based process to identify fixed income securities which the Fund's Portfolio Management Agent believes are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates. Under normal market conditions, at least 65% of the Bond Fund's total assets will be invested in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by U.S.
Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

                                            The Bond Fund seeks to
provide a
                                            high level of total
return,
                                            including a
competitive level of
                                            current income, by
investing
                                            primarily in
investment grade debt
                                            securities of varying
maturities.

GOVERNMENT FUND

    The Government Fund seeks to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in Government Securities, including mortgage- backed securities, having an intermediate term average maturity. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Government
Securities and in repurchase agreements collateralized by Government Securities.
The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

                                            The Government Fund
seeks to
                                            provide a high level
of current
                                            income, consistent
with preser-
                                            vation of capital.

In addition, the Fund may also invest in asset-backed securities collateralized by the U.S. Treasury and certain U.S. Government agencies. It may also hold foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of its total assets). Further, the Government
Fund may invest in covered put and call options on securities and on indices.

INTERMEDIATE TAX-EXEMPT FUND

    The Intermediate Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities, which are of varying maturities, make interest payments that are exempt from federal income tax.
The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

                                            The Intermediate Tax-
Exempt Fund
                                            seeks a high level of
current income
                                            that is exempt from
federal income
                                            tax.

The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent or the
Investment Adviser.

    The Intermediate Tax-Exempt Fund may also invest in letters of credit and
U.S. Government Obligations. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

TAX-EXEMPT FUND

    The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. The Fund seeks to achieve its objective by anticipating changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues.
As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities make interest payments that are exempt from federal income tax.

                                            The Tax-Exempt Fund
seeks to
                                            provide a high level
of current
                                            income that is exempt
from federal
                                            income tax.

The Tax-Exempt Fund may also invest in letters of credit and U.S.
Government
Obligations. Further, the Fund may purchase and sell covered put and call options on securities and on indices.

THE MONEY MARKET FUNDS

    The investment objective of each of the Money Market Funds is to provide investors with as high a level of current income (which, in the case of the
Tax-Exempt Money Fund, is exempt from federal income taxes) as is consistent with its investment policies and with preservation of capital and liquidity.
Current income provided by the securities in which the Money Market Funds invest is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility. Each
Money Market Fund will invest in U.S. dollar-denominated securities with maturities of thirteen months or less. The Money Fund will not purchase a security (other than Government Securities) unless the security is rated by at least two nationally recognized rating agencies (such as S&P or Moody's) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than
5% of the total assets of the Fund would be invested in securities bearing the second highest rating. The Tax-Exempt Money Fund will not purchase a security
(other than a Government Security) unless the security is rated by at least two such rating agencies within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Company's Board of Directors.
Each Money Market Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00.
There is no assurance that the net asset value per share of the Money Market
Funds will be maintained at $1.00.

GOVERNMENT MONEY FUND

    The Government Money Fund, formerly known as Harris Insight
Government Assets
Fund, invests exclusively in Government Securities that have remaining maturities not exceeding thirteen months and certain repurchase agreements described below.

                                            The Government Money
Fund invests
                                            in obligations issued
or
                                            guaranteed by the U.S
Government,
                                            its agencies,
instrumentalities
                                            or sponsored
enterprises, and that
                                            have remaining
maturities of
                                            thirteen months or
less.

The Government Money Fund invests in obligations of U.S.
Government agencies
and instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

MONEY FUND

    The Money Fund, formerly known as Harris Insight Cash
Management Fund, invests
in a broad range of short-term money market instruments that have remaining maturities not exceeding thirteen months, including Government
Securities and
bank and commercial obligations.

                                            The Money Fund invests
in
                                            short-term money
market instru-
                                            ments, including U.S.
Government,
                                            bank and commercial
obligations
                                            with remaining
maturities of
                                            thirteen months or
less.

The commercial paper purchased by the Money Fund will consist of U.S.
dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

The Money Fund may also invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies, and convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars. In addition, the Money Fund may invest in tax-exempt municipal obligations in which the Tax-Exempt
Money Fund may invest, described below, when the yields on such obligations are higher than the yields on taxable investments. All securities acquired by the Fund will have remaining maturities of thirteen months or less and will be subject to the applicable quality requirements described above.

TAX-EXEMPT MONEY FUND

    The Tax-Exempt Money Fund, formerly known as Harris Insight
Tax-Free Money
Market Fund, invests primarily in high-quality municipal obligations that have remaining maturities not exceeding thirteen months and meet the applicable quality requirements described above. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities.
Except for temporary investments in taxable obligations described below, the
Tax-Exempt Money Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

                                            The Tax-Exempt Money
Fund invests
                                            in debt instruments
issued by or
                                            for states, cities,
municipali-
                                            ties and other public
authorities
                                            and that provide
interest income
                                            exempt from federal
income tax.

    From time to time, the Tax-Exempt Money Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

    Under ordinary market conditions, the Tax-Exempt Money Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Tax-Exempt Money Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in taxable securities in which the Money Fund may invest.

ALL FUNDS; ALL EQUITY AND FIXED INCOME FUNDS

    Each Fund may invest in the securities of other investment companies, when-issued securities and forward commitments, floating/variable rate obligations (and inverse floating rate obligations with respect to the fixed income Funds), as well as commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. In addition, each Fund may enter into repurchase agreements.

    Each equity and fixed income Fund may lend its portfolio securities with respect to up to one-third of its net assets and may enter into reverse repurchase agreements.

    Each equity and fixed income Fund may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as Government
Securities and debt obligations of domestic corporations rated "Baa" or better by Moody's, "BBB" or better by S&P or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase or, if not rated are considered by the portfolio management agent to be of comparable quality.
(The Convertible Securities Fund may also invest in lower rated securities, as described above.) Debt obligations rated "BBB" by S&P, "Baa" by Moody's or the equivalent by such other rating organization may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. In addition, each equity Fund may invest in securities purchased in an initial public offering. Each equity Fund also may invest in American Depositary Receipts, European Depositary Receipts and, with respect to 10% (100% for the International Fund) of total assets, debt and equity securities of foreign issuers. Further, each equity Fund may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts.

    Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management
Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.

    Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a
Fund (other than a Money Market Fund) to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management
Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or due to corporate reorganization of such rating organizations, a Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund.

                           INVESTMENT STRATEGIES

    ASSET-BACKED SECURITIES. All of the equity Funds as well as the Intermediate
Bond Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Money Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. With respect to asset-backed securities purchased by the equity
Funds, the Intermediate Bond Fund and the Bond Fund, assets generating payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. The asset-backed securities purchased by the Intermediate
Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund represent units of beneficial interest in pools of purchasing contracts, financing leases and sales agreements entered into by municipalities. The Government Fund may invest in asset-backed trusts collateralized by the U.S. Treasury or certain other U.S. government agencies and instrumentalities. In accordance with guidelines established by the Boards of Trustees and Directors, as the case may be, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (or, in the case of the Intermediate
Bond Fund, the Equity Fund and the Money Market Funds, 10%) limitation on such investments.

    BANK INVESTMENT CONTRACTS. The Intermediate Bond Fund, the Bond Fund and the Money Fund may invest in bank investment contracts ("BICs") which are debt obligations issued by banks. BICs require a Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank.
In accordance with guidelines established by the Board of Trustees or the Board of Directors, as the case may be, BICs may be considered illiquid securities and, therefore, subject to each Fund's 10% (15% with respect to the Bond Fund) limitation on such investments. All purchases of BICs will be subject to the applicable quality requirements described under "Investment Objectives and
Policies."

    BANK OBLIGATIONS. Bank obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Money Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve
System, are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money
Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of the Portfolio Management
Agent, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Fund. Each of the Intermediate Bond Fund and the Money Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks;
(b) U.S. branches of foreign banks that are subject to the same regulation as
U.S. banks by the U.S. Government or its agencies or instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.
Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks. See "Foreign Securities."

    CONVERTIBLE SECURITIES. All of the equity Funds, the
Convertible Securities
Fund and the Bond Fund may invest in convertible securities.
Appropriate ratings
and types of convertible securities for each of these Funds are provided in
the description of each Fund starting on page     above. Because
convertible
securities have the characteristics of both fixed-income securities and common stock, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate;
convertible preferred stocks are senior securities offering a stated dividend rate. Because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

    EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S.
dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related
Securities"). The interest payable on these securities is denominated in U.S.
dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

    Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S.
dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related
Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

    FLOATING AND VARIABLE RATE INSTRUMENTS. All of the Funds may purchase instruments (municipal obligations in the case of the Intermediate Tax-Exempt
Fund and the Tax-Exempt Fund and instruments issued by the U.S. Treasury or certain U.S. Government agencies or instrumentalities in the case of the Government
Fund) having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Money
Market Funds may each invest in a floating or variable rate obligation even if it carries a stated maturity in excess of thirteen months upon compliance with certain conditions contained in a rule of the Commission, in which case such obligation will be treated as having a maturity not exceeding thirteen months. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

    A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

    FOREIGN SECURITIES. The International Fund may invest up to 100% of its total assets, and each of the remaining equity Funds may invest up to 10% of total assets in dollar-denominated foreign equity and debt securities. Each equity Fund may also invest in American Depositary Receipts ("ADRs") and European
Depositary Receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S.
stock on deposit with a custodian bank as collateral. European Depository Receipts are typically issued by foreign banks and trust companies (although they may also be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

    The Intermediate Bond Fund and the Bond Fund (each with respect to 20% of its total assets) as well as the Money Fund may invest in non-convertible (and convertible in the case of the Bond Fund) debt obligations of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. The Convertible Securities Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated
Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

    FORWARD CONTRACTS. All equity Funds may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). These Funds may enter into
Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward
Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward
Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each equity Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of
Forward Contracts by registered investment companies, which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

    GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

    GUARANTEED INVESTMENT CONTRACTS. The Intermediate Bond Fund, the Bond Fund and the Money Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. In accordance with guidelines established by the Trust's Board of Trustees (or the Company's Board of Directors with respect to the Money Fund), GICs may be considered illiquid securities and, therefore, subject to the Intermediate Bond Fund's, the Bond Fund's 15% and the Money Fund's 10% limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under "Investment Objectives and Policies."

    ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the Equity Fund, the Intermediate Bond Fund and the Money Market Funds) of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio
Management Agent or Investment Adviser has determined under the supervision and direction of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, that an adequate trading market exists for such securities or that market quotations are readily available.

    Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933.
These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be. The Board of Trustees or Directors will monitor the Portfolio Management
Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

    INDEX AND INTEREST RATE FUTURES CONTRACTS; OPTIONS. All equity
Funds, the
Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate
Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investments in securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. Each such Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

    All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

    See "Investment Strategies" in the Statement of Additional
Information.

    INVERSE FLOATING RATE OBLIGATIONS. All fixed income Funds may invest in so called "inverse floating rate obligations" or "residual interest" bonds, or other related obligations or certificates structured to have similar features.
Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes.
As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.

    The Bond Fund, the Intermediate Bond Fund and the Government
Fund may invest
in mortgage-backed securities (see description of "mortgage-related securities" below) that have an inverse floating rate.

    INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. To the extent that the Tax-Exempt Money Fund invests in such investment companies, it will invest in investment companies that invest primarily in municipal obligations that are exempt from federal income taxes. Each Fund, other than the Equity Fund and the Intermediate Bond
Fund, may also invest in securities issued by investment companies that invest in securities in which such Fund could invest directly. Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit each such Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(ii) not more
than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

    LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

    LOANS OF PORTFOLIO SECURITIES. Each of the Funds (except the
Money Market
Funds) may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent or Investment Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year.
Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the
Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each
Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Investment Sub-Adviser, the Portfolio Management Agent or the Distributor.

    MORTGAGE-RELATED SECURITIES. All equity Funds, the Intermediate Bond Fund, the Bond Fund, and the Government Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and Government Stripped
Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the Federal National
Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage
Corporation
("FHLMC").

    Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by GNMA, FNMA or FHLMC. These securities represent beneficial ownership interests in either periodic principal distributions
("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed
Securities represent all or part of the beneficial interest in pools of mortgage loans.

    CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that
CMOs are considered to be investment companies, investment in such CMOs will be subject to the percentage limitations described under "Investment Company
Securities."

    The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the fixed income Funds, the maturity of mortgage-backed instruments will be based on estimates of average life.

    MUNICIPAL LEASES. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may each invest in municipal leases, which are generally participations in intermediate- and short-term debt obligations issued by municipalities and consisting of leases or installment purchase contracts for property or equipment.
Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. See "Investment Strategies -- Municipal Leases" in the Statement of Additional Information.

    MUNICIPAL OBLIGATIONS. The Balanced Fund, the Intermediate
Bond Fund, the
Bond Fund, the Intermediate Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt
Money Fund may purchase municipal obligations. As a matter of fundamental policy, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund will invest primarily
(i.e., at least 80% of assets under normal circumstances) in municipal obligations.
Municipal bonds generally have a maturity at the time of issuance of up to 30 years. (The Tax-Exempt Money Fund may invest only in short-term municipal obligations that have remaining maturities not exceeding thirteen months.)
Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

    The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue sources such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Intermediate Tax-Exempt Fund and the Tax-Exempt
Fund and which are not payable from the unrestricted revenues of the issuer.
Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

    Certain other of the municipal obligations in which the Funds may invest are:

    TANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in tax anticipation notes ("TANs"). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include mix various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

    BANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in bond anticipation notes ("BANs"). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

    RANS. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in revenue anticipation notes ("RANs"). A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding
RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

    See "Investment Strategies" in the Statement of Additional
Information.

    REPURCHASE AGREEMENTS. Each of the Funds may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each of the Funds may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

    REVERSE REPURCHASE AGREEMENTS. All equity and fixed income Funds may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

    A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund, the Intermediate
Bond Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities.
The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be.

   SECURITIES WITH PUTS. In order to maintain liquidity, all equity Funds, the Intermediate Bond Fund, the Bond Fund, the Government Fund, the Intermediate
Tax-Exempt Fund, the Tax-Exempt Fund, the Government Money Fund, the Money Fund and the Tax-Exempt Money Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio
Management Agent or, the Investment Adviser with respect to the Tax-Exempt Money
Market Fund or, with respect to the International Fund, the Investment Sub-Adviser, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

    STAND-BY COMMITMENTS. The Balanced Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may acquire "stand-by commitments" with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

    STRIPPED SECURITIES. The International Fund and the Money Market Funds may purchase participations in trusts that hold U.S. Treasury and agency securities
(such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount from their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Participations in TIGRs, CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments unless determined to be liquid under guidelines established by the Boards of Trustees and Directors.

    U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

    U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of the
U.S. Government agencies and instrumentalities are debt securities issued by
U.S. Government-sponsored enterprises and federal agencies. Some of these
obligations are supported by: (a) the full faith and credit of the
U.S. Treasury
(such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the U.S.
Treasury (such
as securities of the Federal Home Loan Bank); (c) the authority of the U.S.
Government to purchase certain obligations of the issuer (such as securities
of the Federal National Mortgage Association); or (d) the credit of the issuer
only. In the case of obligations not backed by the full faith and credit of
the U.S., the investor must look principally to the agency issuing or guaranteeing
the obligation for ultimate repayment.

    VARIABLE AMOUNT MASTER DEMAND NOTES. The Intermediate Bond
Fund and the
Money Fund may invest in variable amount master demand notes and in convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated in and pay interest in U.S.
dollars, consisting of notes, bonds and debentures (i) in the case of the Money
Fund, that have thirteen months or less remaining to maturity and
(ii) in the
case of the remaining Funds, that are rated "Baa" or better by Moody's or "BBB" or better by S&P. Such securities must meet the applicable quality standards described under "Investment Objectives and Policies". Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, a Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management
Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. A Fund may not invest in a master demand note with a demand notice period of more than seven days, if, as a result, more than 15% (10% in the case of the Intermediate Bond fund and Money Fund) of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.

    WARRANTS. Each of the Growth Fund, the Equity Fund, the Equity Income Fund, the Small-Cap Fund, the International Fund, the Balanced Fund and the Convertible
Securities Fund may invest up to 5% of its respective net assets at the time of purchase, and the Index Fund may invest without such limitation, in warrants
(other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

    WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable.
The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

    ZERO COUPON SECURITIES. Each of the Funds except the
Convertible Securities
Fund and the Money Market Funds may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount.
The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities (which are not issued or guaranteed by the U.S. Government) may be created by separating the interest and principal component of government securities or securities issued by private corporate issuers.

                          INVESTMENT LIMITATIONS

Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, without the approval of shareholders, provided that, with respect to the Intermediate Bond, Equity and Money Market Funds, the policy relating to investment company securities is a fundamental investment policy.
If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                                            This section outlines
each Fund's
                                            policies that only may
be changed
                                            by a majority vote of
shareholders.

As matters of fundamental policy, which only may be changed with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments
(a) in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users); (b) in obligations of the U.S. Government, its agencies or instrumentalities; or (c) in the case of the Money Fund, in certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S.

Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to
10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities, and, with respect to the Equity Fund, the Intermediate Bond Fund and the Money Market Funds, invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

    With respect to the second investment limitation set forth above, the Money
Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.

                                MANAGEMENT

    The Trust and the Company are managed under the direction of their governing
Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of
Directors. The principal occupation of each individual is also listed below.

TRUSTEES AND DIRECTORS

Edgar R. Fiedler        Vice President and Economic Counsellor,
The Conference
                          Board.

C. Gary Gerst           Chairman of the Board of Directors and
Trustees; Chairman
                          Emeritus, La Salle Partners, Ltd. (Real
Estate
                          Developer and Manager).

John W. McCarter, Jr.   Senior Vice President, Booz-Allen &
Hamilton, Inc.
                          (Consulting Firm); Director of W.W.
Grainger, Inc.
                          and A.M. Castle, Inc.

Ernest M. Roth          Consultant; Retired Senior Vice President
and Chief
                          Financial Officer, Commonwealth Edison
Company.

INVESTMENT ADVISER

    The Trust and the Company have each entered into Advisory
Contracts with
Harris Trust with respect to each of the Funds. Harris Trust, located at 111
West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in
1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by
Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of
Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

                                            This section high-
lights the
                                            experience, services
offered, and
                                            compensation of the
Funds'
                                            Adviser.

    As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

    With respect to the Tax-Exempt Money Fund, the Advisory
Contract provides
that Harris Trust shall make investments for the Fund in accordance with its best judgment. With respect to the remaining Funds, the Advisory
Contracts provide
that Harris Trust is responsible for the supervision and oversight of the Portfolio
Management Agent's performance (as discussed below).

    For all its services under the Advisory Contracts with the Funds, Harris
Trust is entitled to receive monthly advisory fees at the following annual rates:

             FUND                                 ANNUAL RATE
    Equity Fund                                      0.70%
    Equity Income Fund                               0.70%
    Growth Fund                                      0.90%
    Small-Cap Fund                                   1.00%
    Index Fund                                       0.25%
    International Fund                               1.05%
    Balanced Fund                                    0.60%
    Convertible Securities Fund                      0.70%
    Intermediate Bond Fund                           0.70%
    Bond Fund                                        0.40%
    Government Fund                                  0.30%
    Intermediate Tax-Exempt Fund                     0.60%
    Tax-Exempt Fund                                  0.60%
    Government Money Fund*                   *0.14% of first $100m
of
    Money Fund*                              average daily net
    Tax-Exempt Money Fund*                   assets, plus 0.10% of
                                             average daily net
assets
                                             over $100m.

    For the fiscal year ended December 31, 1994, Harris Trust received fees, after waivers, at the effective rate of 0.69% and 0.37% of the average daily net assets of the Equity Fund and the Intermediate Bond Fund, respectively.
Harris Trust expects to receive, after waivers, an advisory fee at the annual rate of 0.69% and 0.37% of the average daily net assets of the Equity Fund and the Intermediate Bond Fund, respectively, for the current fiscal year.

    Harris Trust has entered into an Investment Sub-Advisory
Contract with Dunedin
Fund Managers, Limited ("Dunedin"), pursuant to which Dunedin provides sub-advisory services for the International Fund. Dunedin is located at 181
West Madison Street, Chicago, Illinois 60602. At June 30, 1995, Dunedin had assets under management of over $8.4 billion.

    For Dunedin's services under the Investment Sub-Advisory
Contract, Harris
Trust pays Dunedin, from the portfolio management fees HIM receives for its services to the International Fund, a monthly fee at the annual rate of 0.35% of the first $10 million of the Fund's average daily net assets, plus 0.30%
of the next $15 million in such assets, plus 0.25% of such net assets in excess of $25 million.

PORTFOLIO MANAGEMENT AGENT

    Harris Trust has entered into Portfolio Management Contracts with Harris
Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of all of the Funds except the
Tax-Exempt Money Fund. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

    Purchase and sale orders of the securities held by each of the Funds may be combined with other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

    The organizational arrangements of the Investment Adviser, the Investment
Sub-Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

    The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

    It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of
Trustees and Directors.

    To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Equity Fund, the Intermediate Bond Fund or the Money Market Funds.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

    First Data Investor Services Group, Inc. formerly known as
(The Shareholder
Services Group, Inc.) ("First Data" or the "Administrator") and PFPC Inc. ("PFPC" or the "Administrator and Accounting Services Agent") (collectively, the
"Administrators") serve as the administrators of the Funds. In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

                                            These service
providers are
                                            responsible for
maintaining the
                                            books and records of
the Funds,
                                            handling compliance
and regula-
                                            tory issues,
processing buy/ sell
                                            orders, customer
service and the
                                            safekeeping of
securities.

PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the
Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC
Bank Corp.

    As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the Company's other investment portfolios, payable monthly at an annual rate of .17% of the first
$300 million of average daily net assets; .15% of the next $300 million; and
 .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

    Funds Distributor, Inc. (the "Distributor") has entered into a
Distribution
Agreement with the Trust (and, with respect to the Equity Fund, the Intermediate
Bond Fund and the Money Market Funds, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares.

                                            The Distributor
underwrites the
                                            Funds' shares which
are then
                                            available for purchase
or
                                            redemption.

See "Management" and "Custodian" in the Statement of Additional
Information
for additional information regarding the Funds' Investment
Adviser, Investment
Sub-Adviser, Portfolio Management Agent, Administrators,
Custodian, Transfer
Agent and Distributor.

EXPENSES

    Except for certain expenses borne by the Distributor, Harris
Trust, HIM,
Dunedin, the Trust and the Company each bears all costs of its operations, including the compensation of its Trustees or Directors who are not affiliated with Harris
Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan (with respect to only Class A Shares and in the case of the Money Market Funds, Class A and Class B Shares); interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage;
trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the
Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services;
organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of that Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

                     DETERMINATION OF NET ASSET VALUE

    Net asset value per share for each Fund is determined on each day that the
New York Stock Exchange ("NYSE") and the Federal Reserve Bank of
Philadelphia
(the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see "Determination of Net Asset Value" in the
Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that
Fund.

                                            The Net Asset Value
(NAV) is the
                                            price or value of one
share of a
                                            Fund.

The net asset value per share of each of the Funds that are not Money Market
Funds (the "Non-Money Market Funds") is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Non-Money Market Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value.
In such an event and in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by the Board of Trustees or Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

The net asset value per share of each of the Money Market Funds is determined at 12:00 Noon, New York City time. Each of the Funds uses the amortized cost method to value its portfolio securities and each attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.

                            PURCHASE OF SHARES

    Institutional shares are sold to fiduciary and discretionary accounts of institutions, "institutional investors", Directors, Trustees, officers and employees of the Company, the Trust, the Investment Adviser, the Portfolio
Management Agent, the Investment Sub-Adviser, and the Distributor and the Adviser's investment advisory clients. "Institutional investors" may include financial institutions (such as banks, savings institutions and credit unions); pension and profit sharing and employee benefit plans and trusts; insurance companies;
investment companies; investment advisers; and broker/dealers acting for their own accounts or for the accounts of such institutional investors.

                                            Contact your broker,
financial
                                            institution or service
agent for
                                            answers to any
questions you may
                                            have about purchasing
shares.

The Trust, or the Company as the case may be, reserves the right to reject any purchase order. All funds will be invested in full and fractional shares.
Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus.

    Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the
NYSE (on or before 12:00 Noon, New York City time, in the case of the Money
Market Funds) will be executed at the net asset value next determined on that day. The net asset value of shares of the Money Market Funds is expected to remain constant at $1.00. Orders placed with the Distributor must be paid for by check or bank wire on the next business day for Funds other than the Money
Market Funds. Orders for the Money Market Funds placed with the Distributor must be paid for by check or bank wire on the order date.

    No sales charge will be assessed on purchases of shares of the Funds. Neither the Company nor the Trust imposes any minimum initial or subsequent investment limitations.

                                            There is no sales
charge by the
                                            Funds for purchases of
shares.

Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial institutions.

Each Fund also offers Class A Shares and, in addition, each Money Market Fund offers another class of shares which are known as Class B Shares but the terms of which differ from the Institutional Shares offered in this Prospectus. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Investors may call
1-800-982-8782 to obtain more information concerning other classes of the Funds.

                           REDEMPTION OF SHARES

    Shares may be redeemed at their next determined net asset
value after receipt
of a proper request by the Distributor. Shares held by an
institution on behalf
of its customers must be redeemed in accordance with instructions and limitations
pertaining to the account at the institution. See page        .

                                            There is no charge by
the Funds
                                            for redemptions,
although
                                            Institutions may
charge an
                                            account- based service
fee.

    There is no charge for redemption transactions, but an institution may charge an account-based service fee. Redemption orders received by an institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

    Redemption orders for a Non-Money Market Fund that are received in good order by 4:00 P.M. New York City time, or 12:00 Noon in the case of the Money
Market Funds, will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

    Proceeds of redemptions made through authorized institutions will be credited to the shareholder's account with the institution. A redeeming shareholder may request a check from the institution or may elect to retain the redemption proceeds in such shareholder's account. The institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

REDEMPTION BY EXPEDITED REDEMPTION SERVICE

    If shares of the Money Market Funds are held directly by the Transfer Agent in book credit form and the Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephone, on any day the Company and the Transfer Agent are open for business. The Company and its Transfer Agent will attempt to confirm that telephone instructions are genuine and will use such procedures as are considered reasonable. In this regard the Company and its Transfer Agent require personal identification information before accepting telephonic redemption instructions. The shareholder will bear the risk of loss due to fraud, although the Company and its agents may have a risk of loss if reasonable procedures are not used. The Distributor can be reached by calling (800) 982-8782.

    Upon request, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an
Expedited Redemption request is received by the Transfer Agent by 12:00 Noon
(New York City time) on a day the Company and the Transfer Agent are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. A check for the proceeds of less than $1,000 will be mailed to the shareholder's address of record, except that, in the case of investments in the Company that have been effected through Institutions, the full amount of the redemption proceeds will be transmitted by wire.

Due to the high cost of maintaining small accounts, the Trust, or the Company as the case may be, reserves the right to redeem accounts involuntarily on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                              EXCHANGE PRIVILEGE

Institutional Shares of any of the Funds that have been held for seven days or more may be exchanged at their respective net asset values for Institutional
Shares of any other Harris Insight Fund in an identically registered account, provided shares of the Harris Insight Fund to be acquired are registered for sale in the shareholder's state of residence.

                                            Once you have held
shares for 7
                                            days or more, you can
exchange these
                                            shares for other
eligible Harris
                                            Insight Fund
Institutional Shares

Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust or the Company, as the case may be, reserves the right to limit the number of times shares may be exchanged between the Harris
Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice.
A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

                         DIVIDENDS AND DISTRIBUTIONS

    Dividends from net investment income of the Intermediate Bond
Fund, the
Bond Fund, the Government Fund, the Bond Fund, the Intermediate
Tax- Exempt
Fund and the Tax-Exempt Fund are declared daily and paid monthly. Dividends from the Convertible Securities Fund, the Equity Fund, the Equity

Income Fund, the Growth Fund, the Index Fund and the Balanced Fund are declared and paid quarterly. Dividends from the Small-Cap Fund and the International Fund are declared and paid semi-annually. Dividends from net investment income from each of the Money Market Funds are declared at the close of each business day to shareholders of record at 12:00 Noon (New York City time) on the day of declaration and paid monthly. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day, except that, with respect to the Check Redemption Service, shares redeemed will cease to earn dividends on the day the check is charged to the
Custodian's account at its Federal Reserve Bank. Net investment income for a
Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 12:00 Noon (New York City time) on that day.

    Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer
Agent the monies for dividends to be paid in cash on the payment date.

    Shareholders who redeem all their shares of any of the Funds prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                           FEDERAL INCOME TAXES

    Each Fund will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally will be applied to each Fund separately, rather than to the Trust or the Company, as the case may be, as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust or the Company, as the case may be, intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income
(including net short-term capital gains) each year.

    Dividends from net investment income (including net short-term capital gains), except "exempt-interest dividends" (described below), will be taxable as ordinary income.

    Because more than 50% of the value of the total assets of each of the Tax-Exempt
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Money Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, these Funds expect to qualify under the Code to pay "exempt-interest dividends." Dividends distributed by each of these Funds that are attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend," and, as such, will generally be exempt from federal income tax.

    Because substantially all of the income of each Fund except the equity Funds will arise from interest, no part of the distributions to shareholders of these
Funds is expected to qualify for the dividends-received deduction allowed to
Corporations under the Code.

    Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

    A taxable gain or loss may also be realized by a holder of Shares in a Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

    In the case of the shareholders of each of the Tax-Exempt Fund, the Intermediate
Tax-Exempt Fund or the Tax-Exempt Money Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.
In addition, the portion of an exempt-interest dividend allocable to certain tax-exempt obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund, the Intermediate Tax-Exempt
Fund or the Tax-Exempt Money Fund.

    The exemption of exempt-interest dividends paid by each of the Tax-Exempt
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Money Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from these Funds in their own states and localities.
Each year the Trust or the Company, as the case may be, will notify shareholders of the tax status of distributions.

Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the disposition of shares.

    The Trust or the Company, as the case may be, will be required to withhold, subject to certain exemptions, currently at a rate of 31%, a portion of dividends paid or credited to individual shareholders and of redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust or the Company, as the case may be, or Transfer Agent.

                             ACCOUNT SERVICES

    Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

                       ORGANIZATION AND CAPITAL STOCK

    The Trust is a diversified open-end management investment
company which
was organized on            , 1995 as a business trust under the
laws of The
Commonwealth of Massachusetts. The Trust offers shares of beneficial interest,
$.001 par value, for sale to the public. Currently, the Trust has twelve portfolios in operation. The Trust's Board has authorized each of the twelve Funds which are portfolios of the Trust to issue two classes of shares, Class A and Institutional
Shares.

    The Company, which was incorporated in Maryland on September
16, 1987, is
a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of
$.001 per share. Currently, the Company has six portfolios in operation. The
Company's Board has authorized the Money Market Funds to issue three classes of shares, Class A, Class B and Institutional Shares and the remaining Funds
(the "Company's Non-Money Market Funds") to issue two classes of shares, Class
A and Institutional Shares.

    In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

    As of November 15, 1995, the holders of record of 25% or more of the outstanding shares of the Funds were as follows: Integra Trust Services held of record 1,271,807 shares, equal to 29.8% of the outstanding shares of the Equity
Fund and Harris
Trust held of record 1,285,028 shares, equal to 30.1% of the outstanding shares of the Equity Fund; 3,764,340 shares, equal to 76.0% of the Intermediate Bond
Fund; 452,400,831 shares, equal to 95.4% of the outstanding shares of the Money
Market Fund -- Class A Shares; 212,568,017 shares, equal to 99.9% of the Money
Market Fund -- Institutional Shares; 353,369,130 shares, equal to
93.8% of the
Government Money Market Fund -- Class A Shares; 46,202,467 shares, equal to
99.9% of the outstanding shares of the Government Market Fund --
Institutional
Shares; 147,351,701 shares, equal to 90.2% of the outstanding shares of the
Tax-Exempt Money Market Fund -- Class A Shares; and 257,818,062 shares, equal to 99.9% of the outstanding shares of the Tax Exempt Money Market Fund --
Institutional Shares. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.

    The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company, when requested by at least 10% of the Trust's or the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a Director or Directors and will assist in communications with other shareholders as required by Section
16(c) of the 1940 Act.

    There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company.
There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

                            REPORTS TO SHAREHOLDERS

    The fiscal year of both the Trust and the Company ends on December 31. Each of the Trust and the Company, as the case may be, will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Trust or the Company, as appropriate. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

                       CALCULATION OF YIELD AND TOTAL RETURN

    From time to time each of the Funds may advertise its yield, effective yield, tax-equivalent yield and "total return" with respect to the Institutional Shares.
"Total return" refers to the amount an investment in Institutional Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes reinvestment of all dividends and distributions.

                                            The total return of
each Fund shows
                                            what an investment in
Institu-
                                            tional Shares of the
Fund would
                                            have earned over a
specific period
                                            of time.

The total return of each Fund shows what an investment in the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads (if any) when the investment was first made and reinvestment of all distributions and dividends by the Fund on their reinvestment dates during the period less all recurring fees.

The yield of each Fund refers to the income generated by an investment in
Institutional Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually.
The annualized income is then shown as a percentage of the investment.

    The effective yield is calculated similarly but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield", which will be calculated only for the Intermediate Tax-Exempt Fund, the Tax- Exempt Fund and the Tax-Exempt Money Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

    From time to time the Money Market Funds advertise "30-day average yield" and "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate
(which period will be stated in the advertisement).

    A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results.
The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER
Harris Trust & Savings Bank
111 West Monroe Street
Chicago, Illinois 60603

PORTFOLIO MANAGEMENT AGENT
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISER
Dunedin Fund Managers, Ltd.
181 West Madison Street
Suite 3525
Chicago, Illinois 60602

ADMINISTRATORS
First Data Investor Services Group, Inc.
53 State Street
Boston, Massachusetts 02109
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
Funds Distributor, Inc.
One Exchange Place
Boston, Massachusetts 02109

CUSTODIAN
PNC Bank, N.A.
Broad and Chestnut Streets
Philadelphia, Pennsylvania 19101

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
PFPC Inc.
P.O. Box 8950
Wilmington, Delaware 19885

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
Philadelphia, Pennsylvania

LEGAL COUNSEL
Bell, Boyd & Lloyd
Chicago, Illinois



HARRIS INSIGHT FUNDS EQUITY FUNDS

One Exchange Place, Boston, Massachusetts 02109 Telephone: (800) 982-8782

The  Harris   Insight   Funds  Trust  (the  "Trust")  is  an  open-end,
diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. (The eleven portfolios of the Trust and five of the six portfolios of the Company are collectively referred to herein as the "Harris Insight Funds" or the "Funds.") This Prospectus describes one class of shares ("Class A Shares" or "Shares") of each of six investment portfolios offered by the Trust and the Class A Shares of the Harris Insight Equity Fund, a portfolio offered by the Company. The Funds are as follows:

o Harris Insight Equity Fund (the "Equity Fund")

o Harris Insight Equity Income Fund (the "Equity Income Fund")

o Harris Insight Growth Fund (the "Growth Fund")

o Harris Insight Small-Cap Opportunity Fund (the "Small-Cap Fund")

o Harris Insight Index Fund (the "Index Fund")

o Harris Insight International Fund (the "International Fund")

o Harris Insight Balanced Fund (the "Balanced Fund")

		Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as each Fund's Portfolio Management Agent. Dunedin Fund Managers, Limited, acts as Investment Sub-Adviser to the International Fund. Shares of each Fund are offered by Funds Distributor, Inc., the distributor for the Trust and the Company.

		This Prospectus sets forth concisely information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated ____________, 1995, containing more detailed information about the Funds has been filed with the Securities and Exchange

Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and separate Prospectuses for the other investment portfolios offered by the Trust or the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.

		SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-----------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


________________, 1995

TABLE OF CONTENTS



	Page Expense
Table..........................................................
Highlights...................................................
Financial Highlights...................................................
Investment Objectives and Policies.....................................
Equity Fund........................................................ Equity
Income Fund................................................. Growth
Fund........................................................ Small-Cap
Fund..................................................... Index
Fund......................................................... International
Fund................................................. Balanced
Fund...................................................... All
Funds.......................................................... Investment
Strategies.................................................. Investment
Limitations..................................................
Management.............................................................
Determination of Net Asset Value.......................................
Purchase of Shares.....................................................
Redemption of Shares...................................................
Exchange Privilege.....................................................
Service Plans..........................................................
Dividends and Distributions............................................
Federal Income Taxes...................................................
Account Services.......................................................
Organization and Capital Stock.................................
Reports to Shareholders................................................
Calculation of Yield and Total Return..................................


		No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

EXPENSE TABLE

		The  following   table  sets  forth  certain   information
concerning shareholder transaction expenses and projected annual fund operating expenses for Class A Shares of the Funds during the current fiscal year.


Expenses and fees payable by shareholders are summarized in this table and expressed as a percentage of average net assets.




			EQUITY	SMALL-		INTER-NATIONAL
EQUITY			INCOME   GROWTH		CAP	INDEX		FUND
	BALANCED
											FUND
	FUND		FUND		FUND		FUND			FUND

Shareholder Transaction Expenses
Maximum Sales Load Imposed on
Purchases								4.50%		4.50%	4.50%
	4.50%	4.50%	4.50%	4.50%
Annual Fund Operating Expenses*:
(as a percentage of average net assets)

Advisory Fees							0.69%+		0.70%
	0.90%	1.00%	0.25%	1.05%	0.60%
Rule 12b-1 Fees							0.25%		0.25%	0.25%
	0.25%	0.25%	0.25%	0.25%
Other Expenses							0.21%		0.23%	0.20%
	0.20%	0.20%	0.27%	0.28%
										-----		-----
	-----	-----	-----	-----	-----
Total Fund Operating Expenses					1.15%+		1.18%
	1.35%	1.45%	0.70%	1.57%	1.13%
										====		=====
	=====	=====	=====	=====	=====
----------------------------------------
		*Customers of a financial  institution,  such as Harris Trust &
Savings Bank, may also be charged certain fees and expenses by their institution.  These fees may vary  depending  on the  capacity  in which  the institution  provides fiduciary and  investment  services to the  particular client  (e.g.,  personal trust, estate settlement, advisory and custodian services).
		+Reflects  advisory fees after waivers.  Without waivers,  the ratio of total  fund  operating  expenses  to  average  net  assets  would be
1.17%.  The investment  adviser has  voluntarily  agreed to waive a portion of its  advisory fees and will not  increase  its advisory  fees  without  prior approval of the Company's Board of Directors and 30 days' prior notice to shareholders.
		With respect to each Fund,  other than the Equity  Fund,  the amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year.  With respect to the Equity
Fund, the amount of "Other  Expenses" is based on amounts  incurred during the most recent fiscal year.

EXAMPLE

		You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:



				EQUITY
EQUITY		INCOME		GROWTH	SMALL-CAP	INDEX
	INTERNATIONAL	BALANCED
FUND		FUND		FUND			FUND	FUND	FUND	FUND
----		----		----			----	----	----	----
1 year				$56		$56		$58			$59
	$52	$60	$56
3 years					80			81			86
			89		66		92	79
5 years				105		107		116			121
	82	127	104
10 years				178		182		200			211
	128	223	176


		THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

		The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."

HIGHLIGHTS

The following seven investment portfolios are described in this Prospectus:

EQUITY FUND - seeks to provide capital appreciation and current income by investing primarily in common stocks.

EQUITY INCOME FUND - seeks to provide current income and, secondarily, capital appreciation by investing primarily in common stocks and convertible securities.

GROWTH FUND - seeks to provide capital appreciation and, secondarily, current income by investing primarily in common stocks and convertible securities of companies with above-average growth potential.

SMALL-CAP FUND - seeks to provide long term capital growth by investing primarily in equity securities of smaller to medium capitalization companies.

INDEX FUND - seeks to provide the return and risk characteristics of the S&P 500 Index, by investing primarily in securities of companies that comprise that index.

INTERNATIONAL FUND - seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

BALANCED FUND - seeks to provide current income and capital appreciation by investing in a balanced portfolio of fixed income and equity securities.

See page ______ below.

WHO MANAGES EACH FUND'S INVESTMENTS?

		Harris  Trust  &  Savings  Bank  ("Harris  Trust"  or  the
"Investment Adviser")  is the  investment  adviser for each Fund.  Harris
Trust has provided investment  management  service to  clients  for over 100
years.  Harris  Trust provides   investment   services  for  pension,
profit-sharing   and  personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page _______.

		Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") provides daily portfolio management services for the Funds. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of the Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page --------------.

Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.

		Dunedin  Fund   Managers,   Limited   ("Dunedin"  or  the
"Investment Sub-Adviser") acts as the Investment Sub-Adviser for the International Fund. Dunedin has been providing international advisory services for United States mutual funds for six years. At June 30, 1995, assets under management totaled over $8.4 billion.

WHAT ADVANTAGES DO THE FUNDS OFFER?

		The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

		Dividends from each of the Equity, Equity Income, Growth, Index and Balanced Funds are declared and paid quarterly. Dividends from the Small-Cap and International Funds are declared and paid semi-annually. Any net capital gains will be declared and paid annually. See page ______.

HOW ARE SHARES REDEEMED?

		Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page _______.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

		Each Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. The Funds may invest in securities of foreign issuers that involve risks not typically associated with U.S. issuers. There is no assurance that any Fund will achieve its
investment   objective.   See   "Investment Strategies."

FINANCIAL HIGHLIGHTS

		The following financial highlights for the ten months ended October 31, 1995 are derived from the unaudited financial statements of the Company dated October 31, 1995. All other data presented are derived from the financial statements of the Company for the year of ended December
31, 1994 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus. Only the Equity Fund was in operation during the periods shown. As of ________, 1996, all outstanding shares of the Equity Fund were renamed Class A Shares. No fees for distribution and support services under the Equity Fund's Service Plan were paid by that Fund for the periods through June 30, 1995.

This table shows the total return on one Class A Share of the Equity Fund for each period illustrated.


						EQUITY FUND TEN

MONTHS
ENDED		YEAR		YEAR	YEAR	YEAR	YEAR	YEAR	2/26/88*
 10/31/95		ENDED		ENDED	ENDED	ENDED	ENDED	ENDED	TO
(UNAUDITED)  12/31/94(0)  12/31/93  12/31/92   12/31/91  12/31/90  12/31/89
12/31/88
Net Asset Value,
Beginning of Period			$ 11.28		$ 12.86   $ 11.57	$
12.08   $ 10.05   $ 11.22	$ 10.58	$ 10.00 -------		-------   --
-----	-------   -------   -------	-------	-------
Income From Investment Operations:

Net Investment Income		.190			.263		.197	.267	.282
	.323	.347	.265
Net Realized and
Unrealized Gain
(Loss)on Investments		3.233		(.514)		1.904	.703	2.418
	(1.203)	2.573	.555
-----		------		-----	----	-----	-------	-----	----

Total from Investment
Operations			3.423		(.251)		2.101	.970	2.700	(.880)
	2.920	.820
							-----		------		-----
	----	-----	------	-----	----


Less Distributions:
Net Investment Income		(.173)		(.263)		(.204)
	(.290)	(.280)	(.290)	(.450)	(.240)
Net Realized Gains			----			(1.066)		(.607)
	(1.190)	(.390)	----	(1.830)	----
					----			-------		------
	-------	------	----	-------	----
Total Distributions		(.173)		(1.329)		(.811)
	(1.480)	(.670)	(.290)	(2.280)	(.240)
							------		-------
	------	-------	------	------	-------	------
Net Asset Value, End
of Period					$ 14.53		$ 11.28   $ 12.86	$
11.57   $ 12.08   $ 10.05	$ 11.22	$ 10.58 =======		=======
=======	=======   =======   =======	=======	=======
Total Return(4)				30.51%		(2.05)%		18.23%
	8.19%	27.29%   (7.78)%	27.81%	8.23%(3)
Ratios/Supplemental Data:
Net Assets, End of
Period $(000)			59,240		38,920		47,241
	31,809	34,150	24,649	15,885	24,524
Ratio of Expenses to
Average Net Assets(1)		0.96%(2)		0.90%		0.93%	0.96%	0.98%
	1.00%	1.00%	1.00%(2)
Ratio of Net Investment
Income to Average
Net Assets				1.78%(2)		1.94%		1.59%	2.16%	2.52%
	3.29%	2.95%	3.03%(2)
		Portfolio Turnover Rate		64.86%		87.83%
	57.31%	63.79%	77.85%	52.27%	42.00%	33.03%
----------------------------
(0)Restated
*Date commenced operations.
(1) Reflects expenses after waivers of advisory fees and other expenses based on
net expenses incurred during the most recent fiscal year.  Without the voluntary
waiver of fees,  the expense  ratios for the ten months ended  October 31,
1995,
the years ended  December  31, 1994,  1993,  1992,  1991,  1990 and 1989 and
the
period ended  December 31, 1988,  would have been 0.97%,  0.92%,  0.96%,
0.98%,
1.01%, 1.21%, 1.47% and 1.41% (annualized).
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.
(4) Sales load is not reflected in total return.

INVESTMENT OBJECTIVES AND POLICIES

		Set forth below are the investment objectives and policies of each of the Funds. Those investments that may be made by all of the Funds are listed on page __ following the specific description of each Fund. Each Fund may also invest in securities described in "Investment Strategies" below and the Statement of Additional Information.

EQUITY FUND

		The Equity Fund seeks to provide  investors  with capital
appreciation and  current		income.  The Fund seeks to attain its
investment
objective by investing, under normal market conditions, at least 65% of its total assets in common stocks of larger capitalization companies, (i.e. companies with market capitalization in excess of $500 million). The Fund's portfolio is generally comprised of at least approximately 50 different issues. Risk is tempered by diversification of investments.

Primarily, the Equity Fund seeks to provide capital appreciation and current income.


		The  Fund's  investment  process  considers   valuation  and
improving fundamentals. The Fund's investments are expected to encompass all major sectors of the market resulting in a diversified portfolio. The Fund's Portfolio Management Agent believes that an investment process which combines carefully monitored risk control with an emphasis on value and fundamental research is better suited for long-term equity investing.

EQUITY INCOME FUND

		The  Equity   Income  Fund  seeks  to  provide   current   income
and, secondarily,  capital		appreciation.  The Fund seeks to achieve
its
investment  objective by investing,  under normal  market conditions, at least
65% of its  total  assets in common  stocks  and  convertible securities that the Fund's  Portfolio  Management  Agent believes offer good
value, an attractive   yield and dividend  growth  potential.


The Equity Income Fund seeks to provide current income and, secondarily, capital appreciation.


		The Fund is managed with a disciplined investment process which seeks to maintain a diversified portfolio of high quality equity securities.
The Fund generally emphasizes securities with higher than average dividend yields and/or stronger than average growth characteristics. The result of this investment process is a diversified portfolio which the Fund's
Portfolio Management Agent believes provides attractive long-term growth potential while striving to maintain an attractive current yield.

GROWTH FUND

		The Growth Fund seeks to provide capital appreciation and, secondarily, current income. The Fund seeks to achieve its investment
objective by investing,  under normal  market   conditions,  primarily in
common stocks and convertible securities of companies that the Fund's Portfolio Management Agent believes offer above-average growth potential. The Fund's investment management discipline emphasizes growth in sales, earnings and asset values.

The Growth Fund seeks to provide capital appreciation and, secondarily, current income.

SMALL-CAP FUND

		The Small-Cap Fund seeks to provide long term capital appreciation. The Fund seeks achieve its investment objective by investing, under normal market conditions, primarily in equity securities of smaller to medium capitalization companies (i.e. companies with capitalizations between $100 million and $2.5 billion.)

The Small-Cap Fund seeks to provide longterm capital appreciation by investing primarily in equity securities of smaller to medium capitalization companies.

		The investment management discipline of the Fund searches for companies offering above-average earnings, sales and asset value growth.



INDEX FUND

		The Index Fund seeks to provide the return and risk characteristics of the Standard & Poor's 500 Index (the "S&P 500 Index" or the "Index"), an index which emphasizes large capitalization companies. As of December 31, 1994, the Index represented approximately 76% of the market capitalization of publicly owned stocks in the United States. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of companies that comprise the S&P 500 Index.

The Index Fund seeks to provide the return and risk characteristics of the S&P 500 Index.



		The Fund seeks to closely match the weight of each security in the portfolio approximating its weight in the S&P 500 Index. Although the Fund may not hold all 500 issues included in the Index, it will generally hold at least 90% of such issues. In addition, the Fund may maintain positions in S&P 500 Stock Index futures contracts in an effort to ensure adequate liquidity and to reduce transaction costs.

		Standard & Poor's Corporation ("S&P") makes no representation or warranty, expressed or implied, to the purchasers of the Index Fund or any member of the public regarding the advisability of investing in either the Index Fund or the ability of the S&P 500 Index to track general stock market performance. The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P does not guarantee the accuracy and/or completeness of its index or any data included therein. Furthermore, S&P makes no warranty, express or implied, as to the results to be obtained by the Index Fund, owners of the Fund, any person or any entity from the use of the index sponsored by S&P or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to its index or any data included therein.

INTERNATIONAL FUND

		The International Fund seeks to provide international diversification and capital appreciation. Current income is a secondary objective. The Fund seeks to achieve its investment objective by investing, under normal market conditions, primarily in securities of foreign companies (i.e., companies organized outside the United States or whose principal trading market is outside the United States). The Fund seeks to manage risk through the diversification of its investments.

The International Fund seeks to provide international diversification and capital appreciation by investing primarily in common stocks of foreign companies. Current income is a secondary objective.

		The International Fund also may invest in exchange rate-related securities, securities convertible into or exchangeable for foreign equity securities, and custodial receipts for Treasury securities.
In addition, the Fund may engage in the purchase and sale of foreign currency for hedging purposes.

BALANCED FUND

		The  Balanced  Fund  seeks  to  provide   current  income  and
capital appreciation by investing in a balanced portfolio of fixed income and equity securities. The Fund seeks to achieve its investment objective by utilizing an active asset allocation approach. Under normal market conditions, equity securities are expected to comprise between 40% to 65% of the Fund's total assets and fixed income securities are expected to comprise at least 25% of the Fund's total assets.

The Balanced Fund seeks to provide current income and capital appreciation through a balanced portfolio of fixed income and equity securities.
ALL FUNDS

		Each Fund may invest in securities convertible into or exchangeable for common stocks or preferred stocks, as well as Government Securities and debt obligations of domestic corporations rated "Baa" or better by Moody's Investors Services, Inc. ("Moody's") or "BBB" or better by S&P, or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase or, if not rated are considered by the Portfolio Management Agent to be of comparable quality. Debt obligations rated "BBB" by S&P, "Baa" by Moody's or the equivalent by such other rating organization may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. In addition, each Fund may invest in asset-backed securities, securities of other investment companies, securities with puts, warrants (not representing more than 5% of
net assets),  when-issued  securities and  forward   commitments,   forward
foreign  currency   exchange   contracts, mortgage-related securities, zero
coupon securities, securities purchased in an initial public offering, floating/variable rate obligations, commercial paper, short-term money market instruments and cash equivalents, such as certificates of deposit, demand and time deposits and banker's acceptance notes. Each Fund also may invest in American Depositary Receipts, European Depository Receipts and, with respect to 10% (100% for the International Fund) of total assets, debt and equity securities of foreign issuers. Further, each Fund may purchase and sell covered put and call options on securities, index and interest rate futures contracts and options on futures contracts as well as enter into repurchase agreements and reverse repurchase agreements. In addition, each Fund may lend its portfolio securities with respect to up to one-third of its net assets.

----------------------------


		Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the judgment of the Portfolio Management Agent, a security no longer meets the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.

----------------------------

		Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell the security unless the amount of the security exceeds permissible limits. However, the Portfolio
Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or due to corporate reorganization of such rating organizations, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of that Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

INVESTMENT STRATEGIES

		ASSET-BACKED   SECURITIES.   Each   Fund  may   purchase   asset-
backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables, home equity loans, equipment leases, manufactured housing loans and marine loans. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's
15% (10% with respect to the Equity Fund)  limitation on such investments.

		CONVERTIBLE SECURITIES. Each Fund may invest in convertible
securities. Because convertible securities have the characteristics of both fixed-income securities and common stocks, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities  ordinarily  will provide  opportunities  for both producing
current income  and  longer  term  capital  appreciation.   Convertible
securities are generally subordinate to other senior securities and therefore may be rated lower than the issuer's nonconvertible debt obligations or preferred stock.

		EXCHANGE RATE-RELATED SECURITIES. The International Fund may invest in securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

		Investments in Exchange Rate-Related Securities entail certain risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

		FLOATING  AND  VARIABLE  RATE  INSTRUMENTS.   Each  Fund  may
purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

		A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the instrument or if the Fund may not demand payment of the principal amount within seven days.

		FOREIGN   SECURITIES.	The   International   Fund   may   invest
in
dollar-denominated   and   non-dollar-denominated   foreign   equity   and
debt securities. Each other Fund may invest up to 10% of its total assets in dollar denominated foreign equity and debt securities. Each Fund also may invest in American Depositary Receipts ("ADRs") and European Depositary
Receipts. ADRs are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-
U.S.  stock on deposit with a custodian bank as collateral.  European
Depository Receipts are typically issued by foreign banks and trust companies (although they may also be issued by U.S. banks or trust companies) and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation.

		Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.

		FORWARD CONTRACTS. Each Fund may enter into forward foreign currency exchange contracts for the purchase and sale of a fixed quantity of a foreign currency at a future date ("Forward Contracts"). A Fund may enter into Forward Contracts for hedging purposes as well as non-hedging purposes. By entering into transactions in Forward Contracts, however, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, the Fund may sustain losses which will reduce its gross income. A Fund may also enter into a Forward Contract on one currency in order to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Portfolio Management Agent, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Forward Contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, such contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in futures contracts or options traded on exchanges. Each Fund has established procedures consistent with statements of the Securities and Exchange Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

		GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

		ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% with respect to the Equity Fund) of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Trust's Board of Trustees (or, with respect to the Equity Fund, the Company's Board of Directors) that an adequate trading market exists for such securities or that market quotations are readily available.

		Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees (or, with respect to the Equity Fund, the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

		INDEX FUTURES CONTRACTS; OPTIONS ON INDICES; OPTIONS ON SECURITIES. Each Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each Fund also may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures and options on such futures contracts. A Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

		Each Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges or over-the-counter.

See "Investment Strategies" in the Statement of Additional Information.

		INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Each Fund, other than the Equity Fund, may also invest in securities issued by investment companies that invest in securities in which such Fund could invest directly. Securities of investment companies may be acquired by any of the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit each such Fund so that:
(i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust or the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

		LOANS OF PORTFOLIO SECURITIES. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent or the Investment Sub-Adviser will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from the borrower. Loans of securities by a Fund will be subject to termination at the Fund's or the borrower's option. Each Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Investment Sub-Adviser, the Portfolio Management Agent or the Distributor.

		MORTGAGE-RELATED  SECURITIES.  Each Fund may invest in  mortgage-
backed securities,   including   collateralized   mortgage   obligations
("CMOs") and Government Stripped Mortgage-Backed Securities. CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that CMOs are considered to be investment companies, investment in such CMOs will be subject to the percentage limitations described above under "Investment
Company Securities."

		Government Stripped Mortgage-Backed Securities are mortgage-backed securities issued or guaranteed by Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), or Federal Home Loan Mortgage Corporation ("FHLMC"). These securities represent beneficial ownership interests in either periodic principal distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be. The certificates underlying the Government Stripped Mortgage-Backed
Securities represent all or part of the beneficial interest in pools of mortgage loans.

		MUNICIPAL  OBLIGATIONS.   The  Balanced  Fund  may  purchase
municipal obligations. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities
at the time of issuance  of  three  years  or  less.   These  notes  are
generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

		REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

		Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/ dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

		A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Equity Fund) of the Fund's net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Trust's Board of Trustees or the Company's Board of Directors.

		SECURITIES  WITH PUTS.  In order to maintain  liquidity,  each
Fund may enter  into  puts  with   respect  to   portfolio   securities   with
banks or broker/dealers that, in the opinion of the Portfolio Management Agent, or, with respect to the International Fund, the Investment Sub-Adviser, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

		STAND-BY   COMMITMENTS.   The  Balanced  Fund  may  acquire
"stand-by commitments"   with  respect  to  obligations  held  by  it.  Under
a stand-by commitment, a dealer agrees to purchase, at the Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Balanced Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

		STRIPPED SECURITIES. The International Fund may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the
securities  held by the  trust.  These instruments   are  issued  at  a
discount from their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. Participations in TIGRs, CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitations on illiquid investments unless determined to be liquid under guidelines established by the Board of Trustees.

		U.S. GOVERNMENT OBLIGATIONS. Each of the Funds may invest in U.S. Government Obligations which consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

		U.S.  GOVERNMENT AGENCY AND  INSTRUMENTALITY  OBLIGATIONS.  Each
of the Funds  may  invest  in   obligations  of  the  U.S.   Government
agencies and instrumentalities, which are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S.
Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the
U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal  National  Mortgage Association);
or (d) the credit of the issuer only. In the case of  obligations not  backed by the full  faith and credit of the U.S.,  the  investor  must look principally  to the agency issuing or  guaranteeing  the obligation for ultimate repayment.

		WARRANTS. Each Fund (except the Index Fund) may invest up to 5% of its net assets at the time of purchase, and the Index Fund may invest without such limitation, in warrants on securities in which they may invest directly. Warrants that have been acquired in units or attached to other securities are not subject to the percentage limitation. Warrants represent rights to purchase securities at a specific price during a specified period of time.

		WHEN-ISSUED SECURITIES. Each Fund may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. A Fund will make a commitment to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

		ZERO COUPON SECURITIES. Each Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued
and traded at a discount.   The  values  of  zero  coupon  securities  are
subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities (which are not issued or guaranteed by the U.S. Government) may be created by separating the interest and principal component of Government Securities or securities issued by private corporate issuers.

INVESTMENT LIMITATIONS

		Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (or, with respect
to the Equity Fund,  the  Board  of  Directors  of  the  Company)   without
the approval of shareholders, provided that, with respect to the Equity Fund, the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

This section outlines each Fund's policies that may be changed only by a majority vote of shareholders.

		As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total  assets,  provided that there is no limitation with respect to investments  (a) in municipal  obligations  (for the purpose of this
restriction,   private  activity  bonds  shall  not  be  deemed  municipal obligations  if the  payment  of
principal and interest on such bonds is the ultimate responsibility of non-governmental users) and (b) in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Equity Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

MANAGEMENT

		The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.

TRUSTEES AND DIRECTORS

Edgar R. Fiedler				Vice  President  and  Economic
Counsellor,   The Conference Board.

C. Gary Gerst					Chairman of the Board of Directors
and  Trustees; Chairman Emeritus,  La Salle Partners,  Ltd. (Real
Estate Developer and Manager).

John W. McCarter, Jr.			Senior  Vice  President,  Boozo  Allen &
Hamilton, Inc. (Consulting Firm); Director of W.W. Grainger,
Inc. and A.M. Castle, Inc.

Ernest M. Roth				Consultant;  Retired  Senior  Vice
President  and Chief  Financial  Officer,   Commonwealth   Edison
Company.

INVESTMENT ADVISER

		The Trust and the Company have each entered into an Advisory Contract with Harris Trust with respect to each of the Funds. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

This section highlights the experience, services offered, and compensation of the Funds' Adviser.


		As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

		With respect to the Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

		For all its services under the Advisory Contracts with the Funds, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.70%, 0.70%, 0.90%, 1.00%, 0.25%, 1.05% and 0.60% of the
average daily net assets of the Equity Fund, the Equity Income Fund, the Growth Fund, the Small-Cap Fund, the Index Fund, the International Fund and the Balanced Fund, respectively. For the fiscal year ended December 31, 1994, Harris Trust received fees, after waivers, at the effective rate of 0.69% of the average daily net assets of the Equity Fund. Harris Trust expects to receive, after waivers, an advisory fee at the annual rate of 0.69% of the average daily net assets of the Equity Fund for the current fiscal year.

PORTFOLIO MANAGEMENT AGENT

		Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13 billion in assets.

		Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

INVESTMENT SUB-ADVISER

		HIM has entered into an Investment  Sub-Advisory  Contract with
Dunedin Fund  Managers,   Limited  ("Dunedin"),   pursuant  to  which  Dunedin
provides sub-advisory services for the International Fund. Dunedin is located at 181 West Madison Street, Chicago, Illinois 60602. At June 30, 1995, Dunedin had assets under management of over $8.4 billion.

		For Dunedin's services under the Investment Sub-Advisory Contract, HIM pays Dunedin, from the portfolio management fees HIM receives for its services to the International Fund, a monthly fee at the annual rate of 0.35% of the first $10 million of the Fund's average daily net assets, plus 0.30% of the next $15 million in such assets, plus 0.25% of such net assets in excess of $25 million.

PORTFOLIO MANAGEMENT

		The  organizational   arrangements  of  the  Investment  Adviser,
the Investment Sub-Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

		The  Glass-Steagall  Act,  among  other  things,   generally
prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

		It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative
interpretations  of, or  decisions relating  to,  present  federal   statutes
and  regulations   relating  to  the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of Trustees and Directors.

		To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Equity Fund.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

		First  Data  Investor  Services  Group,  Inc.  (formerly  known as The Shareholder Services Group, Inc.) ("First Data" or the "Administrator")
and PFPC Inc.   ("PFPC"  or  the   "Administrator   and   Accounting
Services   Agent") (collectively,  the "Administrators")  serve as the administrators of the Funds. In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation.
PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

These service providers are responsible for maintaining the books and records of the Funds, handling compliance and regulatory issues, processing buy/sell orders, customer service and the safekeeping of securities.



		PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

		As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the Company's other investment portfolios, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets;
 .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

Distributor

		Funds  Distributor,   Inc.  (the  "Distributor")  has  entered
into a Distribution Agreement with the Trust (and, with respect to the Equity Fund, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of Shares, subject to the terms of the Service Plans described below, if implemented pursuant to contractual arrangements between the Trust and the Distributor or the Company and the Distributor and approved by the Board of Trustees of the Trust (or, with respect to the Equity Fund, the Board of Directors of the Company).

The Distributor underwrites the Funds' shares which are then available for purchase or redemption.



		See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Funds' Investment Adviser, Investment Sub-Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

		Except for certain expenses borne by the Distributor, Harris Trust, HIM and Dunedin, the Trust and the Company each bears all costs of its operations, including the compensation of its Trustees or Directors who are not affiliated with Harris Trust, HIM, Dunedin or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless
otherwise  payable pursuant to a Service Plan),   shareholders'  reports,
notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of the Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

DETERMINATION OF NET ASSET VALUE

		Net asset value per share for each Fund is  determined on each day
that the  New  York  Stock  Exchange   ("NYSE")  and  the  Federal  Reserve
Bank of Philadelphia (the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see
"Determination  of Net Asset Value" in the Statement of Additional
Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that Fund.

The Net Asset Value (NAV) is the price or value of one share of a Fund.

		The net asset value per share of each of the Funds is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular  trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price.
Securities
traded only on over-the-counter  markets are valued at closing  over-the-
counter bid  prices.   Portfolio  securities  which  are  primarily  traded
on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities will be determined through the consideration of other factors by or under the direction of the Boards of Trustees and Directors. Bonds are valued at the mean of the last bid and asked prices. In the event that such prices are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or Directors, as the case may be.
Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

PURCHASE OF SHARES

		Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

Contact your broker, financial institution or service agent for answers to any questions you may have about purchasing shares.

		The Trust (or the Company with respect to the Equity Fund) reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus.

		Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

		When Class A Shares of the Funds are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.

Although Class A Shares of the Funds are sold with a sales load of up to 4.50%, there are a number of ways to reduce the salesload.

Sales charges for Class A Shares of the Funds are as follows:


								SALES			SALES CHARGE
AS % OF	DEALER ALLOWANCE AS
AMOUNT OF PURCHASE					CHARGE			NET
AMOUNT INVESTED	% OF OFFERING PRICE
------------------				-------		------------------
---	-------------------
Less than $100,000								4.50%
		4.71%		4.25%
$100,000 up to (but less than) $200,000			4.00
	4.17		3.75
$200,000 up to (but less than) $400,000			3.50
	3.63		3.25
$400,000 up to (but less than) $600,000			2.50
	2.56		2.25
$600,000 up to (but less than) $800,000			2.00
	2.04		1.75
$800,000 up to (but less than) $1,000,000			1.00
	1.01		0.75
$1,000,000 and over							.00
	.00		.00

		No sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) individuals with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) directors, current and retired employees of Harris Bankcorp, Inc. or any of its affiliates and the immediate family members of such individuals (spouses and children under 21);
(e) brokers,  dealers, and agents who have a sales agreement with the
Distributor, and their employees (and the  immediate   family  members  of
such   individuals);   and  (f)  financial institutions,   financial
planners,   employee  benefit  plan  consultants  or registered investment advisers acting for the accounts of their clients.

		Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services
which they provide, including,   for  example,   account  maintenance  fees,
compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

		The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the non-money market funds of the Trust and the Company with the total net asset value of Class A Shares currently being purchased or already owned of such funds to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Funds with respect to all Class A Shares purchased thereafter.

		A Letter of Intent allows an investor to purchase Class A Shares of the non-money market funds of the Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned pursuant to the terms of the letter of such fund. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

		Each Fund also offers Institutional Shares. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Investors may call 1-800-982-8782 to obtain more information concerning Institutional Shares of the Funds.

REDEMPTION OF SHARES

		Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution.

		There is no charge for redemption transactions,  but an
Institution may charge  an  account-based   service  fee.   Redemption  orders
received by an Institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

There is no charge by the Funds for redemptions, although Institutions may charge an accountbased service fee.

		Redemption orders for a Fund that are received in good order by 4:00 P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

		Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

		Because of the high cost of maintaining small accounts, the Trust (or the Company with respect to the Equity Fund) reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

EXCHANGE PRIVILEGE

		Class A Shares of any of the Funds that have been held for seven days or more may be exchanged for shares of any other fund in the Harris Insight Funds in an identically registered account, provided Class A Shares of the Fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Class A Shares of the non-money market funds of the Trust and the Company may be exchanged for Class A Shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, Class A Shares of a Fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of Class A Shares of the Fund in which they were originally invested upon notification.

Once you have held shares for 7 days or more, you can exchange these shares for other eligible Harris Insight Fund Class A Shares.

		Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust (or the Company with respect to the Equity Fund) reserves the right to limit the number of times shares may be exchanged between the Harris Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

SERVICE PLANS

		Under each Fund's Service Plan relating to Class A Shares, each Fund bears the costs and expenses in connection with advertising and marketing the Fund's shares and pays the fees of financial institutions
(which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. However, Harris Trust or HIM, in lieu of a Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan.
In addition to such fees, up to 0.05% per annum of the average daily net asset value of the Class A Shares may be paid to Service Agents for such services by the Administrators out of their administration fee, past profits or any other sources available to it or them. In addition to the fees paid by a Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's
Class A Shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plans, see
"Management."

The Service Plans for the Funds allow these Funds to pay Service Agents for certain servicing activities provided to their customers.

		Servicing activities provided by Service Agents to their customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund Shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service

Agent; arranging for bank wires, distribution and such other services as a Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

DIVIDENDS AND DISTRIBUTIONS

		Dividends from net investment income of each of the Equity, Equity Income, Growth, Index and Balanced Funds will be declared and paid quarterly. Dividends from net investment income of each of the Small-Cap and International Funds will be declared and paid semi-annually. Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described
below).   Dividends  and distributions  paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

The Equity, Growth, Index and Balanced Funds declare and pay dividends quarterly; the Small-Cap and International Funds declare and pay dividends semi-annually.
FEDERAL INCOME TAXES

		Each Fund (and each of the other Harris Insight Funds) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust (or the Company with respect to the Equity Fund) intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

		Dividends from net investment income (including net short-term capital gains) will be taxable as ordinary income.

		Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

		A taxable gain or loss may also be realized by a holder of shares in a Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

		Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

		The Trust (or the Company with respect to the Equity Fund) will be required to withhold, subject to certain exemptions, a portion (currently 31%), from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company with respect to the Equity Fund) or Transfer Agent.

ACCOUNT SERVICES

		Shareholders   receive  a  Statement   of  Account   whenever  a
share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

ORGANIZATION AND CAPITAL STOCK

		The Trust is a diversified open-end management investment company which was organized on ___________, 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers shares of beneficial interest, $.001 par value, for sale to the public. Currently, the Trust has eleven portfolios in operation. The Board has authorized each of the eleven Funds which are portfolios of the Trust to issue two classes of shares, Class A and Institutional Shares.

		The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Board has authorized the Equity Fund to issue two classes of shares, Class A and Institutional Shares.

		Institutional Shares of the Fund, which are offered only to certain classes of investors, do not bear any sales, marketing or distribution expenses. In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

		As of November 15, 1995, Integra Trust Services held of record 1,271,807 shares, equal to 29.8% of the outstanding shares of the Equity Fund and Harris Trust held of record 1,285,028 shares, equal to 30.1% of the outstanding shares of the Equity Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.

		The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of Directors of the Company, when requested by at least 10% of the Trust's or the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

		There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

REPORTS TO SHAREHOLDERS

		The fiscal year of both the Trust and the Company ends on December 31. Each of the Trust and the Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Trust or the Company, as the case may be. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

CALCULATION OF YIELD AND TOTAL RETURN

		From time to time each of the Funds may advertise its "total return" and yield. "Total return" refers to the amount an investment in a Fund would have earned, including any each Fund shows increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions.

The total return of each Fund shows what an investment in the Fund would have earned over a specific period of time.


		The total return of each Fund shows what an investment in Class A Shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

		The yield of each Fund refers to the income generated by an investment in Class A Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

		A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER							DISTRIBUTOR
Harris Trust & Savings Bank					Funds Distributor, Inc.
111 West Monroe Street						One Exchange Place
Chicago, Illinois 60603						Boston, Massachusetts
02109

PORTFOLIO MANAGEMENT AGENT					CUSTODIAN
Harris Investment Management, Inc.			PNC Bank, N.A.
190 South LaSalle Street					Broad and Chestnut
Streets
Chicago, Illinois 60603						Philadelphia,
Pennsylvania 19101

INVESTMENT SUB-ADVISER						TRANSFER AGENT AND
Dunedin Fund Managers, Ltd.					DIVIDEND DISBURSING
AGENT
181 West Madison Street						PFPC Inc.
Suite 3525								P.O. Box 8950
Chicago, Illinois 60602						Wilmington, Delaware
19885

ADMINISTRATORS							INDEPENDENT ACCOUNTANTS
First Data Investor Services Group, Inc.		Price Waterhouse LLP
53 State Street							Philadelphia,
Pennsylvania
Boston, Massachusetts 02109
										LEGAL COUNSEL PFPC
INC.								Bell, Boyd & Lloyd
103 Bellevue Parkway						Chicago, Illinois
Wilmington, Delaware 19809











                              HARRIS INSIGHT FUNDS
                               FIXED INCOME FUNDS

                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         The  Harris   Insight   Funds  Trust  (the  "Trust")  is
an  open-end,
diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. (The eleven portfolios of the Trust and five of the six portfolios of the Company are collectively referred to herein as the "Harris
Insight Funds" or the "Funds") This Prospectus describes one class of shares
("Class A Shares" or "Shares") of each of five investment portfolios offered by the Trust and the Class A Shares of the Harris Insight Intermediate Bond Fund, a portfolio offered by the Company. The Funds are as follows:

         o  Harris  Insight   Convertible   Securities  Fund  (the
"Convertible
            Securities Fund")

         o  Harris Insight Intermediate Bond Fund (the
"Intermediate Bond Fund")

         o  Harris Insight Bond Fund (the "Bond Fund")

         o  Harris Insight  Intermediate  Government Bond Fund
(the  "Government
            Fund")

         o  Harris Insight Intermediate  Tax-Exempt Bond Fund (the
"Intermediate
            Tax-Exempt Fund")

         o  Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt
Fund")

         Harris Trust & Savings Bank is the Investment Adviser to the Funds and
Harris Investment Management,  Inc., a subsidiary of Harris
Bankcorp, Inc., acts
as each Fund's Portfolio Management Agent. Shares of each Fund are offered by
Funds Distributor, Inc., the distributor for the Trust and the Company.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated ____________,
1995, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus.
The Statement of
Additional Information and separate Prospectuses for the other investment portfolios offered by the Trust or the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR  OBLIGATIONS  OF,
OR GUARANTEED
OR ENDORSED BY HARRIS TRUST & SAVINGS  BANK, OR ANY OF ITS
AFFILIATES,  AND ARE
NOT INSURED OR  GUARANTEED BY THE FEDERAL  DEPOSIT  INSURANCE
CORPORATION,  THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.  AN INVESTMENT IN THE
FUNDS INVOLVES
INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                  -----------

THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE
SECURITIES AND
EXCHANGE  COMMISSION (THE  "COMMISSION") OR ANY STATE SECURITIES
COMMISSION NOR
HAS THE COMMISSION OR ANY STATE SECURITIES  COMMISSION  PASSED
UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL
OFFENSE.


                             ________________, 1995

                                TABLE OF CONTENTS



Page
Expense
Table.............................................................
 .
Highlights.......................................................
Financial
Highlights.......................................................
Investment Objectives and
Policies.........................................
    Convertible Securities
Fund............................................
    Intermediate Bond
Fund.................................................
    Bond
Fund..............................................................
    Government
Fund........................................................
    Intermediate Tax-Exempt
Fund...........................................
    Tax-Exempt
Fund........................................................
    All
Funds.............................................................
 .
Investment
Strategies......................................................
Investment
Limitations......................................................
Management........................................................
 .........
Determination of Net Asset
Value...........................................
Purchase of
Shares.........................................................
Redemption of
Shares.......................................................
Exchange
Privilege.........................................................
Service
Plans.............................................................
 .
Dividends and
Distributions................................................
Federal Income
Taxes.......................................................
Account
Services..........................................................
 .
Organization and Capital
Stock.....................................
Reports to
Shareholders....................................................
Calculation of Yield and Total
Return......................................


   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of
Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust, the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  EXPENSE TABLE

The following table sets forth certain information concerning shareholder transaction expenses and projected annual fund operating expenses for Class
A Shares of the Funds  during the current fiscal year.
                                                          Expenses
and fees
                                                          payable
by share-
                                                          holders
are summarized
                                                          in this
table and

expressed as a

percentage of
                                                          average
net assets.



                                      CONVERTIBLE   INTERMEDIATE
INTERMEDIATE
                                      SECURITIES        BOND
BOND        GOVERNMENT     TAX-EXEMPT    TAX-EXEMPT
                                         FUND           FUND
FUND           FUND           FUND          FUND

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on          4.50%         4.50%
4.50%         4.50%          4.50%          4.50%
      Purchases
ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net
  assets)
Advisory Fees                            0.70%         0.37%+
0.40%         0.30%          0.60%          0.60%
Rule 12b-1 Fees                          0.25%         0.25%
0.25%         0.25%          0.25%          0.25%
Other Expenses                           0.22%         0.23%
0.20%         0.20%          0.20%          0.20%
                                         -----         -----
-----         -----          -----          -----
      Total Fund Operating Expenses      1.17%         0.85%+
0.85%         0.75%          1.05%          1.05%
                                         =====         ======
=====         =====          =====          =====
--------------------------------

         *Customers of a financial  institution,  such as Harris
Trust & Savings
Bank, may be charged certain fees and expenses by their
institution.  These fees
may vary depending on the capacity in which the institution
provides  fiduciary
and  investment   services  to  the  particular  client  (e.g.,
trust,  estate
settlement, advisory and custodian services).
         +Reflects advisory fees after waivers. Without waivers, the ratio of total fund operating expenses to average net assets would be 1.18%. The investment adviser has voluntarily agreed to waive a portion of its advisory fees and will not increase its advisory fee without prior approval of the
Company's Board of Directors and 30 days' prior notice to shareholders.
         With respect to each Fund, other than the Intermediate Bond Fund, the amount of "Other Expenses" in the table above is based on estimated expenses and projected assets for the current fiscal year. With respect to the Intermediate
Bond Fund, the amount of "Other Expenses" is based on amounts incurred during the most recent fiscal year.

EXAMPLE

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:



                         CONVERTIBLE
INTERMEDIATE
                         SECURITIES     INTERMEDIATE
GOVERNMENT     TAX-EXEMPT     TAX-EXEMPT
                            FUND          BOND FUND      BOND FUND
FUND           FUND           FUND

1 year                       $56             $53            $53
$52            $55            $55
3 years                      80               68             71
68             77             77
5 years                      106              86             90
85            100            100
10 years                     181             136            145
134            167            167


THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF
PAST OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE
SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see
"Management."

                                   HIGHLIGHTS

The following six investment portfolios are described in this
Prospectus:

CONVERTIBLE SECURITIES FUND - seeks to provide capital appreciation and current income by investing primarily in securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks.

INTERMEDIATE BOND FUND - seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with an intermediate term average maturity.

BOND FUND - seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities.

GOVERNMENT FUND - seeks to provide a high level of current income, consistent with preservation of capital, by investing primarily in Government Securities having an intermediate term average maturity.

INTERMEDIATE TAX-EXEMPT FUND - seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least 80% of its assets in municipal obligations with an intermediate term average maturity.

TAX-EXEMPT FUND - seeks to provide a high level of current income that is exempt from federal income tax by investing, under normal market conditions, at least
80% of its assets in municipal obligations of varying maturities.

See page 10 below.

WHO MANAGES EACH FUND'S INVESTMENTS?

         Harris  Trust  &  Savings  Bank  ("Harris  Trust"  or
the  "Investment
Adviser")  is the  investment  adviser for each Fund.  Harris
Trust has provided
investment  management  service to  clients  for over 100  years.
Harris  Trust
provides   investment   services  for  pension,   profit-sharing
and  personal
portfolios. As of June 30, 1995, assets under management total approximately
$23 billion. See page __.

         Harris Investment Management,  Inc. ("HIM" or the
"Portfolio Management
Agent") provides daily portfolio management services for the Funds, other than the Tax-Exempt Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page __.

         Harris Trust and HIM are subsidiaries of Harris
Bankcorp., Inc.

WHAT ADVANTAGES DO THE FUNDS OFFER?

         The Funds are designed for individual and institutional investors. A single investment in shares of the Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

         Dividends from each of the Funds, except the Convertible Securities
Fund, are declared daily and paid monthly. Dividends from the Convertible
Securities Fund are declared and paid quarterly. Any net capital gains will be declared and paid annually. See page ______.

HOW ARE SHARES REDEEMED?

         Shares may be redeemed at their next  determined  net
asset value after
receipt of a proper  request by the  Registered  Representative servicing  your
account, the Distributor, or through any Service Agent. See page
_______.

WHAT RISKS ARE ASSOCIATED WITH THE FUNDS?

         Each Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. There is no assurance that any Fund will achieve its investment objective. See "Investment Strategies."

                              FINANCIAL HIGHLIGHTS

         The following financial highlights for the ten months ended October 31,
1995 are derived from the unaudited financial statements of the Company dated
October 31, 1995. All other data presented are derived from the financial statements of the Company for the year ended December 31, 1994 audited by Price
Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the
Statement of Additional Information and which are incorporated by reference in this Prospectus. Only the Intermediate Bond Fund, formerly known as Harris
Insight Managed Fixed Income Fund, was in operation during the period shown. As of __________, 1996, all outstanding shares of the Intermediate Bond Fund were renamed Class A Shares. No fees for distribution and support services under the
Intermediate Bond Fund's Service Plan were paid by that Fund for the periods through October 31, 1995.

                                                            This
table shows the
                                                            total
return on one
                                                            share
of the

Intermediate
                                                            Bond
Fund for
                                                            each
period

illustrated.


INTERMEDIATE BOND FUND
                                        TEN MONTHS           YEAR
YEAR              YEAR           04/01/91*
                                      ENDED 10/31/95        ENDED
ENDED             ENDED             TO
                                        (UNAUDITED)
12/31/94         12/31/93         12/31/92          12/31/91
Net Asset Value, Beginning
   of Period                              $ 9.66           $ 10.34
$ 10.22          $ 10.57           $ 10.00
                                          ------           -------
-------          -------           -------
Income From Investment
  Operations:
     Net Investment Income                 .496              .559
 .563              .630             .474
     Net Realized and Unrealized
           Gain       (Loss)      on       .573             (.694)
 .435             (.087)            .601
                                           ----             ------
----             ------            ----
Investments
         Total from Investment
           Operations                      1.069            (.135)
 .998              .543             1.075
                                           -----            ------
----              ----             -----
Less Distributions:
     Net Investment Income                (.469)            (.545)
(.564)            (.631)           (.475)
     Net Realized Gains                   -------          -------
(.314)            (.262)           (.030)
                                          -------          -------
------            ------           ------
         Total distributions              (.270)            (.545)
(.878)            (.893)           (.505)
                                          -------          -------
------            ------           ------
Net Asset Value, End of Period            $ 10.26           $ 9.66
$ 10.34          $ 10.22           $ 10.57
                                          =======           ======
=======          =======           =======
Total return(4)                          11.28%(3)         (1.29)%
9.91%            5.28%           11.04%(3)
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)                      50,285            44,333
74,057            71,848           44,313
     Ratios of Expenses to Average
       Net Assets(1)                     0.60%(2)           0.60%
0.60%            0.60%           0.60%(2)
     Ratios of Net Investment
       Income to Average Net Assets      5.97%(2)           5.29%
5.32%            6.07%           6.60%(2)
     Portfolio Turnover Rate              169.15%          140.99%
215.07%          133.78%           108.70%

----------------------------
(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the ten months ended October 31, 1995, the years ended December 31, 1994, 1993, and 1992, and the period ended December
31, 1991, would have been 0.97%, 0.92%, 0.94%, 0.93%, and 1.01%
(annualized) for
the  Intermediate  Bond Fund.
(2)  Annualized.
(3) Total returns for periods of less than one year are not annualized.
(4) Sales load is not reflected in total return.

                       INVESTMENT OBJECTIVES AND POLICIES

         Set forth below are the investment objectives and policies of each of the Funds. Those investments that may be made by all of the Funds are listed on page ____ following the specific description of each Fund. Each Fund may also invest in securities described in "Investment Strategies" below and the
Statement of Additional Information.

CONVERTIBLE SECURITIES FUND

         The Convertible Securities Fund seeks to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest primarily in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. The Fund may also invest in equity securities of U.S.
corporations. The Fund seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.

                                                     The
Convertible  Securities
                                                     Fund seeks to
provide
                                                     capital
appreciation
                                                     and current
income.

         Under normal market conditions, the Convertible Securities Fund will invest without limitation in convertible securities of U.S. corporations and in
Eurodollar securities convertible into common stocks of U.S. corporations which securities are rated "B" or better by Standard & Poor's Corporation ("S&P") or
"B" ("b" in the case of preferred stocks) or better by Moody's Investors
Service, Inc. ("Moody's") at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Convertible Securities Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by
Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield securities", commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.

         The Convertible Securities Fund may also invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the
Convertible Securities Fund may invest: up to 15% of its total assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Convertible Securities Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

         In periods of unusual market conditions,  when the
Portfolio Management
Agent  believes  that  convertible  securities  would not best serve the Fund's
objectives,  the Convertible  Securities Fund may for defensive purposes invest
part  or  all  of  its  total  assets  in:  (a)   Government
Securities;   (b)
non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk;
and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less.
During such periods, the Convertible Securities Fund will continue to seek current income but will put less emphasis on capital appreciation.

         SPECIAL  CONSIDERATIONS  RELATING TO LOW-RATED AND
COMPARABLE  UNRATED
SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

         The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than those of higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

         The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities, diminish the Convertible Securities Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Trust's
Board of Trustees to value such securities becomes greater and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

         A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

         The  ratings  of  Moody's  and S&P  represent  the
opinions  of  those
organizations  as to the quality of  securities.  Such  ratings are relative and
subjective,  not  absolute  standards  of quality and do not evaluate the market
risk
of  the  securities.   Although  the  Convertible  Securities
Fund's  Portfolio
Management  Agent  uses  these  ratings  as a  criterion  for the selection  of
securities  for  the  Convertible   Securities  Fund,  it  also
relies  on  its
independent analysis to evaluate potential investments for the Convertible
Securities Fund. The Convertible Securities Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

INTERMEDIATE BOND FUND

         The  Intermediate  Bond Fund,  formerly known as Harris
Insight Managed
Fixed Income Fund, seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities with an intermediate term average maturity. The Fund seeks to achieve its objective by utilizing a number of investment disciplines, including the assessment of yield advantages among different classes of bonds and among different maturities, the independent review by the Fund's Portfolio Management
Agent of the credit quality of individual issues and the analysis by the Fund's
Portfolio Management Agent of economic and market conditions affecting the fixed income market. The Intermediate Bond Fund may invest in a broad range of fixed income obligations. The Fund may invest in fixed and variable rate bonds, debentures, Government Securities, and Government Stripped Mortgage-Backed
Securities. The Fund also may invest in U.S. Treasury or agency securities placed into irrevocable trusts and evidenced by a trust receipt.

                                                         The
Intermediate Bond
                                                         Fund
seeks to provide a
                                                         high
level of total
                                                         return,
including
                                                         a
competitive level of
                                                         current
income,
                                                         by
investing primarily
                                                         in
investment grade
                                                         debt
securities with
                                                         an
intermediate term
                                                         average
maturity.

         The  Intermediate  Bond Fund may  invest  more than 25%
of the  current
value of its total assets in obligations  (including repurchase agreements) of:
(a) U.S. banks; (b) U.S.  branches of foreign banks that are subject to the same
regulation   as  U.S.   banks  by  the  U.S.   Government  or  its
agencies  or
instrumentalities; or (c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligation for any reason. Obligations of foreign banks involve somewhat different investment risks from those associated with obligations of U.S. banks.
See "Investment Strategies -- Foreign Securities."

         Although the Portfolio Management Agent anticipates that a significant portion of the bonds acquired by the Intermediate Bond Fund will normally have intermediate term average (weighted) maturities, the Fund may also hold short-term U.S. Government Obligations, "high-quality" money market instruments
(i.e., those within the two highest rating categories or, if unrated, determined by the Portfolio Management Agent to be comparable in quality to instruments so rated) and cash. Such obligations may include those issued by foreign banks and foreign branches of U.S. banks. These investments may be in such proportions as, in the Portfolio Management Agent's opinion, existing circumstances warrant.

BOND FUND

         The Bond Fund seeks to provide a high level of total return, including a competitive level of current income, by investing primarily in investment grade debt securities of varying maturities. The Fund seeks to achieve its objective by utilizing a highly-disciplined, quantitatively-based process to identify fixed income securities which the Fund's Portfolio Management Agent believes are undervalued and are positioned to offer the best relative value to enable the Fund to benefit from anticipated changes in interest rates. Under normal market conditions, at least 65% of the Bond Fund's total assets will be invested in bonds. For purposes of this 65% limitation, the term "bond" shall include debt obligations such as bonds and debentures, Government Securities, debt obligations of domestic and foreign corporations, debt obligations of foreign governments and their political subdivisions, asset-backed securities, various mortgage-related securities (including those issued or collateralized by
U.S. Government agencies and inverse floating rate mortgage-backed securities), other floating/variable rate obligations, municipal obligations and zero coupon securities.

                                                          The Bond
Fund
                                                          seeks to
provide a
                                                          high
level of total
                                                          return,
including a

competitive level of
                                                          current
income,
                                                          by
investing primarily
                                                          in
investment
                                                          grade
debt securities
                                                          of
varying maturities.

GOVERNMENT FUND

         The Government Fund seeks to provide a high level of current income, consistent with preservation of capital. The Fund seeks to achieve its investment objective by investing primarily in Government Securities, including mortgage-backed securities, having an intermediate term average maturity. Under normal market conditions, the Fund's total assets will be primarily invested in
Government Securities and in repurchase agreements collateralized by Government
Securities. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

                                                           The
Government Fund
                                                           seeks
to provide a
                                                           high
level of current
                                                           income,
consistent
                                                           with
preservation
                                                           of
capital.

         In addition, the Fund may also invest in asset-backed securities collateralized by the U.S. Treasury and certain U.S. Government agencies. It may also hold foreign debt securities guaranteed by the U.S. Government, its agencies or instrumentalities (with respect to 10% of its total assets).
Further, the Government Fund may invest in covered put and call options on securities and on indices.

INTERMEDIATE TAX-EXEMPT FUND

         The Intermediate Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. As a matter of fundamental policy, the Fund seeks to achieve its investment objective by investing at least 80% of its assets, under normal market conditions, in a broad range of municipal bonds and other obligations issued by state and local governments to finance their operations or special projects. These securities, which are of varying maturities, make interest payments that are exempt from federal income tax. The average portfolio maturity (or average life with respect to mortgage-related securities) generally will be between three and ten years.

                                                             The
Intermediate
                                                             Tax-
Exempt  Fund
                                                             seeks
to provide
                                                             a
high level
                                                             of
current  income
                                                             that
is exempt from

federal income tax.

         The Fund's selection of individual securities is based on a number of factors, including anticipated changes in interest rates, the assessment of the yield advantages of different classes of bonds, and an independent analysis of credit quality of individual issues by the Fund's Portfolio Management Agent or the
Investment Adviser.

         The Intermediate Tax-Exempt Fund may also invest in letters of credit and U.S. Government Obligations. In addition, the Fund may purchase and sell covered put and call options on securities and on indices.

TAX-EXEMPT FUND

         The Tax-Exempt Fund seeks to provide a high level of current income that is exempt from federal income tax. The Fund seeks to achieve its objective by anticipating changes in interest rates, analyzing yield differentials for different types of bonds, and analyzing credit for specific issues.


The Tax-Exempt

Fund seeks to

provide a high

level of current

income that is

exempt from

federal income

tax.

         The Tax-Exempt Fund may also invest in letters of credit and U.S.
Government Obligations and zero coupon securities. Further, the Fund may purchase and sell covered put and call options on securities and on indices.

ALL FIXED INCOME FUNDS

         Each  Fund may  invest in  securities  of other
investment  companies,
when-issued   securities  and  forward   commitments,
floating/variable   rate
obligations  (in  the  case  of the  Government  Fund,  if  issued by the  U.S.
Government  or  certain   government   agencies)   and  inverse
floating  rate
obligations. Further, each Fund may enter into repurchase agreements and reverse repurchase agreements. In addition, each Fund may lend its portfolio securities with respect to up to one-third of its net assets.

         Each Fund other than the Convertible Securities Fund may invest only in securities that are rated "BBB" or better by S&P, "Baa" or better by Moody's or an equivalent rating by another nationally recognized statistical rating organization at the time of purchase, or, if not rated, are considered by the
Portfolio Management Agent to be of comparable quality. Debt obligations rated
"BBB" by S&P, "Baa" by Moody's, or the equivalent by such other rating organization may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

                          ----------------------------

         Portfolio securities of each Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management
Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of a Fund's portfolio is considered a limiting factor on such changes.

                                   -----------

         Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that are permitted by the Fund.
After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio
Management  Agent  will
reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent that the ratings given by Moody's, S&P or another nationally recognized statistical rating organization for securities may change as a result of changes in the rating systems or because of corporate reorganization of such rating organizations, a Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional
Information.

                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. The Intermediate Bond Fund, the
Bond Fund, the
Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. With respect to asset-backed securities purchased by the Intermediate Bond Fund and the Bond
Fund, assets generating payments will include motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. The asset-backed securities purchased by the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund represent units of beneficial interest in pools of purchasing contracts, financing leases and sales agreements entered into by municipalities. The Government Fund may invest in asset-backed trusts collateralized by the U.S. Treasury or certain other U.S. Government agencies and instrumentalities. In accordance with guidelines established by the Boards of Trustees and Directors, asset-backed securities may be considered illiquid securities and, therefore, may be subject to a Fund's 15% (10% with respect to the Intermediate Bond Fund) limitation on such investments.

         BANK INVESTMENT CONTRACTS. The Intermediate Bond Fund and the Bond Fund may invest in bank investment contracts ("BICs") which are debt obligations issued by banks. BICs require a Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. In accordance with guidelines established by the Board of Trustees (or the Board of Directors, in the case of the Intermediate Bond Fund), BICs may be considered illiquid securities and, therefore, subject to each Fund's 15% (or 10% in the case of the
Intermediate Bond Fund) limitation on such investments. All purchases of BICs will be subject to the applicable quality requirements described under
"Investment Objectives and Policies."

         CONVERTIBLE  SECURITIES.  The Convertible Securities and
the Bond Funds
may invest in convertible  securities.  Appropriate  ratings for the convertible
securities  purchased  by each of these  Funds are  provided under  "Investment
Objectives   and   Policies".    Because   convertible
securities   have   the
characteristics of both fixed-income securities and common stock, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for both producing current income and longer term capital appreciation.
Because  convertible
securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

         FLOATING AND VARIABLE RATE INSTRUMENTS. Each of the Funds may purchase instruments (municipal obligations in the case of the Intermediate Tax-Exempt
Fund and the Tax-Exempt Fund and instruments issued by the U.S. Treasury or certain U.S. Government agencies or instrumentalities in the case of the
Government Fund) having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN SECURITIES.  The Intermediate Bond Fund (with
respect to 20% of
its total  assets),  the Bond Fund (with respect to 20% of its total assets) and
the  Government  Fund (with  respect to 10% of its total  assets)
may invest in
non-convertible  (and convertible in the case of the Bond Fund)
debt obligations
of  foreign  banks,  foreign   corporations  and  foreign
governments,   which
obligations are denominated in and pay interest in U.S. dollars.
The Convertible
Securities  Fund  may  invest  in   dollar-denominated
Eurodollar   securities
convertible into the common stock of domestic corporations. The Government Fund may invest in dollar-denominated Eurodollar securities that are guaranteed by the U.S. Government or its agencies or instrumentalities.

         Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity than domestic securities. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

         GUARANTEED  INVESTMENT  CONTRACTS.  The Intermediate
Bond Fund and the
Bond Fund may invest in guaranteed investment contracts ("GICs") issued by U.S.
and Canadian insurance companies. GICs require a Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. In accordance with guidelines established by the Trust's Board of Trustees, GICs may be considered illiquid securities and, therefore, subject to the Fund's 15% (10% in the case of the Intermediate Bond
Fund) limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under "Investment
Objectives and Policies."

         ILLIQUID SECURITIES. Each Fund may invest up to 15% (10% in the case of the Intermediate Bond Fund) of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment
Adviser has determined under the supervision and direction of the Trust's Board of Trustees (or, with respect to the Intermediate Bond Fund, the Company's Board of Directors) that an adequate trading market exists for such securities or that market quotations are readily available.

         Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities
Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Trust's Board of Trustees (or, with respect to the
Intermediate Bond Fund, the Company's Board of Directors). The Board of Trustees or Directors will monitor the Portfolio Management Agent's or Investment
Adviser's implementation of these guidelines on a periodic basis.

         INDEX AND INTEREST RATE FUTURES  CONTRACTS;  Options.
The  Convertible
Securities Fund, the Bond Fund, the Government Fund, the
Intermediate Tax-Exempt
Fund and the Tax-Exempt Fund may attempt to reduce the risk of investments in fixed income securities by hedging a portion of their respective portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these Funds may attempt to reduce the risk of investment in debt securities by hedging a portion of its portfolio through the use of interest rate futures. Each such Fund will use futures contracts and options on such futures contracts only as a hedge against anticipated changes in the values of securities held in its portfolio or in the values of securities that it intends to purchase.

         Each of the Funds (except the Intermediate Bond Fund) may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

         See "Investment Strategies" in the Statement of
Additional Information.

         INVERSE FLOATING RATE OBLIGATIONS. Each Fund may invest in so called
"inverse floating rate obligations" or "residual interest" bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction from short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.

         The Bond Fund, the  Intermediate  Bond Fund and the
Government Fund may
invest in mortgage-backed securities (see description of "mortgage-related securities" below) that have an inverse floating rate.

         INVESTMENT COMPANY SECURITIES. In connection with the
management of its
daily cash  positions,  each Fund may invest in securities  issued by investment
companies that invest in short-term debt securities (which may include municipal
obligations  that are  exempt  from  federal  income  taxes)  and which  seek to
maintain  a $1.00  net  asset  value  per  share.  Each  Fund, other  than  the
Intermediate  Bond Fund,  may also  invest in  securities  issued by  investment
companies  that invest in securities  in which such Fund could invest  directly.
Securities  of  investment  companies may be acquired by any of the Funds within
the limits  prescribed  by the  Investment  Company Act of 1940, as amended (the
"1940  Act").  These  limit each such Fund so that:  (i) not more than 5% of the
value  of its  total  assets  will  be  invested  in the
securities  of any one
investment company; (ii) not more than 10% of the value of its total assets will
be invested
in the aggregate in securities of investment companies as a group;
and (iii) not
more than 3% of the outstanding  voting stock of any one
investment company will
be owned by the Fund or by the Trust or the Company as a whole. As a shareholder
of  another  investment   company,   the  Fund  would  bear,
along  with  other
shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of a Fund, may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. Each Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management
Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a
Fund will be subject to termination at the Fund's or the borrower's option. Each
Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Company, the Investment Adviser, the Portfolio
Management Agent or the Distributor.

         MORTGAGE-RELATED  SECURITIES. The Intermediate Bond Fund,
the Bond Fund
and the  Government  Fund may invest in  mortgage-backed
securities,  including
collateralized   mortgage   obligations   ("CMOs")   and
Government

Stripped  Mortgage-Backed  Securities.  The  Government  Fund may
purchase  such
securities  only  if  they  represent   interests  in  an   asset-
backed   trust
collateralized by the Government  National Mortgage  Association
("GNMA"),  the
Federal National Mortgage Association ("FNMA") or the Federal Home
Loan Mortgage
Corporation ("FHLMC").

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of obligations. To the extent that CMOs are considered to be investment companies, investment in such
CMOs will be subject to the percentage limitations described under "Investment
Company Securities."

         Government  Stripped  Mortgage-Backed  Securities  are
mortgage-backed
securities  issued  or  guaranteed  by GNMA,  FNMA or  FHLMC.
These  securities
represent   beneficial   ownership   interests  in  either
periodic   principal
distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be.
The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         To the extent that a Fund purchases mortgage-related or mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in loss of the Fund's principal investment to the extent of the premium paid. Yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. Like other debt securities, the value of mortgage-related securities will generally fluctuate in response to market interest rates. The average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as the result of scheduled principal payments and mortgage prepayments. The rate of such mortgage prepayments, and hence the life of the certificates, will be primarily a function of current market rates and current conditions in the relevant housing markets. In calculating the average weighted maturity of the Funds, the maturity of mortgage-backed instruments will be based on estimates of average life. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so. A Fund will acquire Government Stripped Mortgage-Backed
Securities only if a liquid secondary market for the securities exists at the time of acquisition.

         MUNICIPAL LEASES.  The Intermediate  Tax-Exempt Fund and
the Tax-Exempt
Fund may invest in  municipal  leases,  which are  generally participations  in
intermediate-  and short-term  debt  obligations  issued by
municipalities  and
consisting  of  leases  or  installment   purchase  contracts  for
property  or
equipment. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure may prove difficult. See "Investment Strategies - Municipal Leases" in the Statement of Additional Information.

         MUNICIPAL  OBLIGATIONS.  The Intermediate Bond Fund, the
Bond Fund, the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may each purchase municipal
obligations. As a matter of fundamental policy, the Intermediate
Tax-Exempt Fund
and the  Tax-Exempt  Fund will invest at least 80% of assets under normal market
conditions in municipal  obligations.  Municipal bonds generally have a maturity
at the time of  issuance  of up to 30  years.  Municipal  notes generally  have
maturities  at the time of  issuance  of three  years or less.
These  notes are
generally  issued in anticipation  of the receipt of tax funds, the proceeds of
bond placements or other revenues.  The ability of an issuer to make payments is
therefore  dependent on these tax  receipts,  proceeds  from bond sales or other
revenues,  as the case may be.  Municipal  commercial paper is a debt obligation
with an  effective  maturity  or put date of 270 days or less that is issued to
finance   seasonal   working  capital  needs  or  as  short-term
financing  in
anticipation of longer-term debt.

         The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or from other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds (also known as industrial revenue bonds), which may be purchased only by the Intermediate Tax-Exempt Fund and the
Tax-Exempt Fund and which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

         Certain other of the municipal obligations in which the Funds may invest are:

         TANs. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in tax anticipation notes ("TANs"). The possible inability or failure of a municipal issuer to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers include various tax proceeds in a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in bond anticipation notes ("BANs"). The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. The  Intermediate  Tax-Exempt  Fund and the  Tax-
Exempt  Fund may
invest in revenue  anticipation  notes  ("RANs").  A decline  in the  receipt of
certain revenues, such as anticipated revenues from another level of government,
could  adversely   affect  an  issuer's  ability  to  meet  its
obligations  on
outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could adversely affect the ability of the issuer to pay the principal of, and interest on, RANs.

         See "Investment Strategies" in the Statement of
Additional Information.

         REPURCHASE AGREEMENTS. Each of the Funds may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each of these Funds may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund.
The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         A Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 15% (10% with respect to the Intermediate
Bond Fund) of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the
Trust's Board of Trustees or the Company's Board of Directors.

         SECURITIES WITH PUTS. In order to maintain liquidity, the Intermediate
Bond Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management
Agent, present minimal credit risks. The ability of these Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

         STAND-BY  COMMITMENTS.   The  Intermediate   Tax-Exempt
Fund  and  the
Tax-Exempt Fund may acquire "stand-by commitments" with respect to obligations held by it. Under a stand-by commitment, a dealer agrees to purchase, at the
Fund's option, specified obligations at a specified price. The acquisition of a stand-by commitment may increase the cost, and thereby reduce the yield, of the obligations to which the commitment relates. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

         U.S. GOVERNMENT  OBLIGATIONS.  U.S.  Government
Obligations consist of
bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

         U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS.
Obligations of
U.S.  Government  agencies and  instrumentalities  are debt
securities issued by
U.S.  Government-sponsored  enterprises  and  federal  agencies.
Some of  these
obligations are supported by: (a) the full faith and credit of the
U.S. Treasury
(such as Government National Mortgage Association  participation certificates);
(b) the limited  authority of the issuer to borrow from the U.S.
Treasury (such
as  securities  of the Federal  Home Loan Bank);  (c) the
authority of the U.S.
Government to purchase certain  obligations of the issuer (such as securities of
the  Federal  National  Mortgage  Association);  or (d) the credit of the issuer
only. In the case of obligations  not backed by the full faith and credit of the
U.S.  Government,  the investor must look  principally  to the agency issuing or
guaranteeing the obligation for ultimate repayment.

         VARIABLE AMOUNT MASTER DEMAND NOTES. The Intermediate Bond Fund may purchase and sell variable amount master demand notes, which differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. The Intermediate Bond Fund may not invest in a master demand note with a demand notice period of more than seven days if, as a result, more than 10% of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.

         WARRANTS. The Convertible Securities Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

         WHEN-ISSUED SECURITIES. Each of the Funds may purchase securities
(including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within
45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

         ZERO COUPON SECURITIES. Each of the Funds except the Convertible
Securities Fund may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity and are issued and traded at a discount. The values of zero coupon securities are subject to greater fluctuations than are the values of income securities that distribute income regularly. Zero coupon securities may be created by separating the interest and principal component of Government
Securities or securities issued by private corporate issuers.

                             INVESTMENT LIMITATIONS

         Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Trustees of the Trust (or, with respect to the
Intermediate  Bond Fund,  the Board of  Directors  of the
Company)  without the
approval of shareholders, provided that, with respect to the Intermediate Bond
Fund, the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                                                      This section
outlines
                                                      each  Fund's
policies that
                                                      may be
changed only by
                                                      a  majority
vote of

shareholders.

         As  matters  of  fundamental  policy,  which may be
changed  only with
approval  by the vote of the  holders  of a majority  of the
Fund's  outstanding
voting securities,  as described in the Statement of Additional
Information,  no
Fund may: (1) purchase the  securities  of issuers  conducting their  principal
business activity in the same industry if, immediately after the purchase and as
a result thereof, the value of its investments in that industry would exceed 25%
of the current value of its total  assets,  provided that there is no limitation
with respect to  investments in municipal  obligations  (for the purpose of this
restriction, private activity bonds shall not be deemed municipal obligations if
the  payment  of   principal   and  interest  on  such  bonds  is
the  ultimate
responsibility of non-governmental users) and in obligations of the U.S.
Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that a
Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities.
In addition, it is a fundamental policy that the Intermediate Bond Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

                                   MANAGEMENT

         The Trust and the Company are managed under the direction of their governing Boards of Trustees and Directors, respectively. Each individual listed below is a member of both the Trust's Board of Trustees and the Company's Board of Directors. The principal occupation of each individual is also listed below.


                                     Trustees and Directors

Edgar R. Fiedler             Vice   President   and  Economic
Counsellor,   The
                             Conference Board.

C. Gary Gerst                Chairman  of  the  Board of Directors
and Trustees;
                             Chairman Emeritus,  La Salle
Partners,  Ltd.  (Real
                             Estate Developer and Manager).

John W. McCarter, Jr.        Senior  Vice  President,   Boozo
Allen  & Hamilton,
                             Inc.  (Consulting Firm); Director of
W.W. Grainger,
                             Inc. and A.M. Castle, Inc.

Ernest M. Roth               Consultant; Retired Senior Vice
President and Chief
                             Financial Officer, Commonwealth
Edison Company.

INVESTMENT ADVISER

         The Trust and the Company have each entered into Advisory Contracts with Harris Trust with respect to each of the Funds. Harris Trust, located at
111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31,
1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of
Bank of Montreal, a publicly traded Canadian banking institution.

                                                            This
section high-
                                                            lights
the

experience, services

offered, and

compensation of the
                                                            Funds'
Adviser.

         As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

         With respect to the Funds, the Advisory Contracts provide that Harris
Trust is responsible for the supervision and oversight of the Portfolio
Management Agent's performance (as discussed below).

         For all its services under the Advisory Contracts with the Funds,
Harris Trust is entitled to receive monthly advisory fees at the annual rate of
0.70%,  0.70%,  0.40%, 0.30%, 0.60% and 0.60% of the average daily net assets of
the Convertible  Securities Fund, the Intermediate Bond Fund, the
Bond Fund, the
Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, respectively. For the fiscal year ended December 31, 1994, Harris Trust received fees, after waivers, at the effective rate of 0.37% of the average daily net assets of the Intermediate Bond Fund. Harris Trust expects to receive, after waivers, an advisory fee at the annual rate of 0.37% of the average daily net assets of the Intermediate Bond Fund for the current fiscal year.

PORTFOLIO MANAGEMENT AGENT

         Harris  Trust has entered  into  Portfolio  Management
Contracts  with
Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Funds. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Funds. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

         Purchase and sale orders of the securities held by each of the Funds may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

         The  organizational  arrangements  of the  Investment
Adviser  and the
Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

         The Glass-Steagall Act, among other things, generally prohibits federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris
Trust  and HIM are
permitted to purchase and sell securities upon the order and for the account of their customers.

         It is the  position  of Harris  Trust and HIM that they
may perform the
services  contemplated  by the  Advisory  Contracts,  the
Portfolio  Management
Contracts and this Prospectus  without  violation of the  Glass-
Steagall  Act or
other applicable federal banking laws or regulations. It is noted, however, that
there are no controlling judicial or administrative
interpretations or decisions
and that future  judicial or  administrative  interpretations  of, or  decisions
relating  to,  present  federal   statutes  and  regulations
relating  to  the
permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or
HIM were prohibited from performing any of such services, it is expected that the Boards of Trustees and Directors of the Trust and the Company, respectively, would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Boards of Trustees and Directors.

         To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Intermediate Bond Fund.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

         First  Data  Investor  Services  Group,  Inc.  (formerly
known  as The
Shareholder Services Group, Inc.) ("First Data" or the
"Administrator") and PFPC
Inc.   ("PFPC"  or  the   "Administrator   and   Accounting
Services   Agent")
(collectively, the "Administrators") serve as the administrators of the Funds.
In such capacity, the Administrators generally assist the Funds in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

                                                             These
service

providers are

responsible for

maintaining the
                                                             books
and records
                                                             of
the Funds, hand-
                                                             ling
compliance and

regulatory issues,

processing buy/sell

orders, customer

service and the

safekeeping of

securities.

         PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC
Bank Corp.

         As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Trust's and the
Company's other investment portfolios, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

         Funds  Distributor,   Inc.  (the  "Distributor")  has
entered  into  a
Distribution Agreement with the Trust (and, with respect to the Intermediate
Bond Fund, the Company) pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of Shares, subject to the terms of the Service Plans described below, pursuant to contractual arrangements between the Trust and the Distributor or the Company and the Distributor and approved by the Board of Trustees of the Trust (or, with respect to the
Intermediate Bond Fund, the Board of Directors of the Company).

                                                          The
Distributor under-
                                                          writes
the Funds'
                                                          shares
which are
                                                          then
available
                                                          for
purchase or

redemption.

         See "Management" and "Custodian" in the Statement of Additional
Information for additional  information regarding the Funds'
Investment Adviser,
Portfolio  Management  Agent,  Administrators,  Custodian,
Transfer  Agent  and
Distributor.

EXPENSES

         Except for certain expenses borne by the Distributor,
Harris Trust and
HIM, the Trust and the Company each bears all costs of its
operations, including
the compensation of its Trustees or Directors who are not
affiliated with Harris
Trust,  HIM  or  the  Distributor  or  any of  their  affiliates;
advisory  and
administration  fees;  payments pursuant to any Service Plan;
interest charges;
taxes; fees and expenses of its independent accountants, legal counsel, transfer
agent  and  dividend  disbursing  agent;  expenses  of  preparing and  printing
prospectuses  (except the expense of printing and mailing
prospectuses used for
promotional  purposes,  unless  otherwise  payable  pursuant to a
Service Plan),
shareholders'  reports,  notices,  proxy  statements  and reports to  regulatory
agencies;   insurance  premiums  and  certain  expenses  relating
to  insurance
coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of shareholders' meetings and meetings of Boards of Trustees and Directors;
expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of the Fund. Other general expenses of the Trust and the Company are allocated among the Funds in an equitable manner as determined by the Boards of Trustees and Directors.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each Fund is  determined on
each day that
the  New  York  Stock  Exchange   ("NYSE")  and  the  Federal
Reserve  Bank  of
Philadelphia (the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see "Determination of Net Asset
Value" in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of a Fund less all of its liabilities by the total number of outstanding shares of that Fund.

                                                           The Net
Asset Value
                                                           (NAV)
is the price or
                                                           value
of one share of
                                                           a Fund.

         The net asset value per share of each of the Funds is determined at the close of regular trading on the NYSE on each day the Funds are open for business. The value of securities of the Funds (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York
City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event as well as in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by or under the direction of the Board of Trustees or Directors, as the case may be. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, has determined that amortized cost valuation represents fair value.

                               PURCHASE OF SHARES

         Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

                                                        Contact
your broker,
                                                        financial
institution
                                                        or service
agent for
                                                        answers to
any questions
                                                        you may
have about
                                                        purchasing
shares.

         The Trust (or the Company with respect to the Intermediate Bond Fund) reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Funds at the address and telephone number on the cover of this Prospectus.

         Purchase orders for shares of a Fund received in good order by the
Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

         When Class A Shares of the Funds are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.


Although  Class A
                                                           Shares
of the Funds
                                                           are
sold with a sales
                                                           load of
up to 4.50%,
                                                           there
are a number of
                                                           ways to
reduce the
                                                           sales
load.

         Sales charges for Class A Shares of the Funds are as follows:

                                                   SALES
SALES CHARGE AS % OF        DEALER ALLOWANCE AS
              AMOUNT OF PURCHASE                   CHARGE
NET AMOUNT INVESTED         % OF OFFERING PRICE
              ------------------                   ------       --
-----------------         -------------------
Less than $100,000                                  4.50%
4.71%                     4.25%
$100,000 up to (but less than) $200,000             4.00
4.17                      3.75
$200,000 up to (but less than) $400,000             3.50
3.63                      3.25
$400,000 up to (but less than) $600,000             2.50
2.56                      2.25
$600,000 up to (but less than) $800,000             2.00
2.04                      1.75
$800,000 up to (but less than) $1,000,000           1.00
1.01                      0.75
$1,000,000 and over                                  .00
 .00                       .00

         No sales charge will be assessed on  purchases  by (a)
any bank,  trust
company,  or other  institution  acting  on  behalf  of its
fiduciary  customer
accounts or any other trust  account  (including  a pension, profit-sharing  or
other employee  benefit trust created pursuant to a plan qualified under Section
401 of the  Internal  Revenue  Code of  1986,  as  amended  (the
"Code"));  (b)
individuals with an investment  account or relationship  with HIM;
(c) directors
and officers of the Company;  (d)  directors,  current and retired employees of
Harris Bankcorp,  Inc. or any of its affiliates and the immediate family members
of such individuals  (spouses and children under 21); (e) brokers, dealers, and
agents who have a sales agreement with the Distributor, and their employees (and
the  immediate   family  members  of  such   individuals);   and
(f)  financial
institutions,   financial   planners,   employee  benefit  plan
consultants  or
registered investment advisers acting for the accounts of their clients.

         Depending upon the terms of the particular customer
account,  financial
services  institutions,  including Harris Trust and HIM, may charge account fees
for automatic  investment and other cash management services which they provide,
including,   for  example,   account  maintenance  fees,
compensating  balance
requirements, or fees based upon account transactions, assets, or income. This
Prospectus should be read in connection with any information received from financial services institutions.

         The Right of Accumulation allows an investor to combine the amount being invested in Class A Shares of the non-money market funds of the Trust and the Company with the total net asset value of Class A Shares currently being purchased or already owned of such funds to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of
Accumulation may be modified or discontinued at any time by the Funds with respect to all Class A Shares purchased thereafter.

         A Letter of Intent allows an investor to purchase Class A Shares of the non-money market funds of the Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of Class A Shares already owned pursuant to the terms of the letter of such Fund. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.
If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

         Each Fund also offers Institutional Shares. Different classes of shares of a single portfolio may bear different sales charges (if any) and other expenses which may affect their relative performance.
Investors  may call
1-800-982-8782 to obtain more information concerning Institutional
Shares of the
Funds.

                              REDEMPTION OF SHARES

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any
Institution. See page _______

         There is no charge for redemption transactions,  but an
Institution may
charge  an  account-based   service  fee.   Redemption  orders
received  by  an
Institution before the close of the NYSE with respect to shares of a Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day.
Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

                                                          There is
no  charge
                                                          by the
Funds for

redemptions,  although

Institutions  may
                                                          charge
an account-
                                                          based
service fee.

         Redemption orders for a Fund that are received in good order by 4:00
P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

         Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

         Because of the high cost of maintaining small accounts, the Trust (or the Company with respect to the Intermediate Bond Fund) reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of a Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               EXCHANGE PRIVILEGE

         Class A Shares of any of the Funds that have been held for seven days or more may be exchanged for shares of any other fund in the Harris Insight
Funds in an identically registered account, provided Class A Shares of the Fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Class A Shares of the non-money market funds of the
Trust and the Company may be exchanged for shares of one another and for Class A
Shares of each of the money market funds of the Company, all at respective net asset values. In addition, Class A Shares of a Fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of Class A Shares of the Fund in which they were originally invested upon notification.

                                                     Once you have
held
                                                     shares for 7
days or more,
                                                     you can
exchange these
                                                     shares for
other eligible
                                                     Harris
Insight Fund Class A
                                                     Shares

         Procedures applicable to redemption of a Fund's shares are also applicable to exchanging shares. The Trust (or the Company with respect to the
Intermediate Bond Fund) reserves the right to limit the number of times shares may be exchanged between the Harris Insight Funds, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

                                  SERVICE PLANS

         Under each Fund's Service Plan relating to Class A Shares, each Fund bears the costs and expenses in connection with advertising and marketing the
Fund's shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's Class A Shares. However, Harris
Trust or HIM, in lieu of a Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The
Administrators and the Distributor may act as Service Agents and receive fees under a Service Plan.

                                                    The Service
Plans for the
                                                    Funds allow
these Funds
                                                    to pay Service
Agents
                                                    for certain
servicing
                                                    activities
provided to their
                                                    customers.

         In addition to such fees, up to 0.05% per annum of the average daily net asset value of the Class A Shares may be paid to Service Agents for such services by the Administrators out of their administration fee, past profits or any other sources available to them. In addition to the fees paid by a Fund, the
Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the
Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's Class A Shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service
Plans, see "Management."

         Servicing activities provided by Service Agents to their customers investing in the Funds may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records;
processing purchase and redemption transactions; answering customer inquiries regarding the Funds; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund Shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as a Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of each of the Funds, except the
Convertible Securities Fund, will be declared daily and paid monthly. Dividends from net investment income of the Convertible Securities Fund will be declared and paid quarterly. Each Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the
4% excise tax described below). Dividends and distributions paid by any of the
Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

                                                All Funds, except
the
                                                Convertible
Securities Fund,
                                                declare and pay
                                                dividends monthly,
                                                while the
Convertible Securities
                                                Fund declares and
pays
                                                dividends
quarterly.

                              FEDERAL INCOME TAXES

         Each Fund (and each of the other Harris Insight Funds) will be treated as a separate entity for tax purposes and thus the provisions of the Internal
Revenue Code (the "Code") generally will be applied to each Fund separately, rather than to the Trust or the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Trust (or the Company with respect to the
Intermediate Bond Fund) intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

         Because substantially all of the income of each Fund will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends-received deduction allowed to Corporations under the Code.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

         A taxable gain or loss may also be realized by a holder of shares in a
Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction.

         Because more than 50% of the value of the total assets of each of the
Tax-Exempt Fund and the Intermediate Tax-Exempt Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, these Funds expect to qualify under the
Code to pay "exempt-interest dividends." Dividends distributed by each of these
Funds that are attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend," and, as such, will generally be exempt from federal income tax.

         In the case of the  shareholders  of each of the Tax-
Exempt Fund or the
Intermediate  Tax-Exempt Fund, interest on indebtedness incurred or continued to
purchase or carry shares of the Fund will not be  deductible  to the extent that
the Fund's  distributions  are exempt from federal income tax. In addition,  the
portion  of  an   exempt-interest   dividend  allocable  to
certain  tax-exempt
obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be
"substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Fund or the Intermediate Tax-Exempt Fund.

         The exemption of exempt-interest dividends paid by each of the
Tax-Exempt Fund and the Intermediate Tax-Exempt Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from these Funds in their own states and localities. Each year the
Trust will notify shareholders of the tax status of distributions.

         Any loss realized on a sale or exchange of shares of a Fund will be disallowed to the extent shares are acquired within the 61-day period beginning
30 days before and ending 30 days after disposition of the shares.

         The Trust (or the Company with respect to the Intermediate Bond Fund) will be required to withhold, subject to certain exemptions, a portion
(currently, 31%) from dividends paid or credited to individual shareholders and of redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Trust (or the Company with respect to the
Intermediate Bond Fund) or Transfer Agent.

                                ACCOUNT SERVICES

         Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

                         ORGANIZATION AND CAPITAL STOCK

         The Trust is a diversified open-end management investment company which was organized on ___________, 1995 as a business trust under the laws of The
Commonwealth of Massachusetts. The Trust offers shares of beneficial interest,
$.001 par value, for sale to the public. Currently the Trust has eleven portfolios in operation. The Board has authorized each of the eleven Funds which are portfolios of the Trust to issue two classes of shares, Class A and
Institutional Shares.

         The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of
$.001 per share. Currently, the Company has six portfolios in operation. The
Board has authorized the Intermediate Bond Fund to issue two classes of shares,
Class A and Institutional Shares.

         Institutional Shares of the Funds, which are offered only to certain classes of investors, do not bear any sales, marketing or distribution expenses.
In the future, the Board of Trustees of the Trust and the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio. Different classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Funds at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Trust and all shares of the Company have equal voting rights and the shares of each will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional
Information. All shares of the Trust and all shares of the Company, when issued, will be fully paid and non-assessable.

         As of November 15, 1995,  Harris Trust held of record
3,764,340 shares,
equal to 76.0% of the outstanding  shares of the Intermediate
Bond Fund. Harris
Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.

         The Trust and the Company may dispense with annual meetings of shareholders in any year in which Trustees and Directors are not required to be elected by shareholders. The Board of Trustees of the Trust and the Board of
Directors of the Company, when requested by at least 10% of the Trust's or the
Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees or of a
Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         There is a possibility that the Trust might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Company. There is a possibility that the Company might become liable for any misstatement, inaccuracy or incomplete disclosure in this Prospectus concerning the Trust.

                             REPORTS TO SHAREHOLDERS

         The fiscal year of both the Trust and the Company ends on December 31.
Each of the Trust and the Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information
(including unaudited financial statements) pertaining to the Trust or the
Company, as the case may be. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

                      CALCULATION OF YIELD AND TOTAL RETURN

         From time to time each of the Funds may advertise its yield, tax-equivalent yield and "total return." "Total return" refers to the amount an investment in Class A Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of each Fund shows what an investment in Class A
Shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When a Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

         The yield of each Fund refers to the income generated by an investment in Class A Shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

         The "tax-equivalent yield", which will be calculated only for the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

         A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

Investment Adviser                              Distributor
Harris Trust & Savings Bank                     Funds Distributor,
Inc.
111 West Monroe Street                          One Exchange Place
Chicago, Illinois 60603                         Boston,
Massachusetts 02109

Portfolio Management Agent                      Custodian
Harris Investment Management, Inc.              PNC Bank, N.A.
190 South LaSalle Street                        Broad and Chestnut
Streets
Chicago, Illinois 60603                         Philadelphia,
Pennsylvania 19101

Administrators                                  Transfer Agent and
First Data Investor Services Group, Inc.        Dividend
Disbursing Agent
53 State Street                                 PFPC Inc.
Boston, Massachusetts 02109                     P.O. Box 8950
                                                Wilmington,
Delaware 19885
PFPC Inc.
103 Bellevue Parkway                            Independent
Accountants
Wilmington, Delaware 19809                      Price Waterhouse
LLP
                                                Philadelphia,
Pennsylvania

                                                Legal Counsel
                                                Bell, Boyd & Lloyd
                                                Chicago, Illinois





                              HARRIS INSIGHT FUNDS
                               MONEY MARKET FUNDS
                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         HT Insight Funds, Inc. (the "Company") currently offers shares representing interests in six mutual funds. This Prospectus describes one class of shares ("Class A Shares" or "Shares") of each of the Company's three Money Market Funds (the "Funds"):

                 o Harris Insight  Government Money Market Fund (the "Government
                   Money Fund")

                 o Harris Insight Money Market Fund (the "Money Fund")

                 o Harris Insight  Tax-Exempt Money Market Fund (the "Tax-Exempt
                   Money Fund")

         Harris Trust & Savings Bank is the Investment Adviser to the Funds and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as Portfolio Management Agent for two of the Funds. Shares of each Fund are offered by Funds Distributor, Inc., the Company's distributor.

         SHARES OF THE MONEY MARKET FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH EACH MONEY MARKET FUND IS ACTIVELY MANAGED TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Funds. Please read and retain it for future reference. A Statement of Additional Information dated _________, 1995, containing more detailed information about the Funds has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and the most recent financial statements may be obtained without charge by writing or calling the Company at the address and telephone number printed above. Separate Prospectuses for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Company at the address and telephone number printed above.

         SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                  ------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               _____________, 1995

                                TABLE OF CONTENTS


                                                                            Page
Expense Table............................................................
Highlights...............................................................
Financial Highlights.....................................................
Investment Objectives and Policies.......................................
    Government Money Fund................................................
    Money Fund...........................................................
    Tax-Exempt Money Fund................................................
Investment Strategies....................................................
Management...............................................................
Determination of Net Asset Value.........................................
Purchase of Shares.......................................................
Redemption of Shares.....................................................
Service Plan.............................................................
Dividends and Distributions..............................................
Federal Income Taxes.....................................................
Account Services.........................................................
Organization and Capital Stock...........................................
Reports to Shareholders..................................................
Calculation of Yield.....................................................
Additional Information...................................................

         No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Funds' official sales literature in connection with the offering of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  EXPENSE TABLE

         The following table illustrates the expenses and fees expected to be incurred by an investment in Class A Shares of each of the Funds. Class A Shares of each Fund represent equal, pro rata interests in that Fund. Class A Shares bear expenses payable (at the rate of up to 0.35% per annum) to organizations for the services they provide to the beneficial owners of Class A Shares. See "Service Plan".
                                                             Expenses  and fees
                                                             payable by Class A
                                                             shareholders  are
                                                             summarized in this
                                                             table and expressed
                                                             as a percentage of
                                                             average net assets.


                                                  GOVERNMENT               MONEY              TAX-EXEMPT
                                                  MONEY FUND               FUND               MONEY FUND
                                                    CLASS A               CLASS A               CLASS A

SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases            None                  None                  None
ANNUAL FUND OPERATING EXPENSES*:
  (as a percentage of average net assets
    after voluntary fee waivers)
Advisory Fees                                        0.11%                 0.11%                 0.11%
Rule 12b-1 Fees                                      0.31%                 0.26%                 0.26%
Other Expenses                                       0.18%                 0.18%                 0.17%
                                                     -----                 -----                 -----
         Total Fund Operating Expenses               0.60%                 0.55%                 0.54%
                                                     =====                 =====                 =====




         *Without any fee waivers, total operating expenses for the ten months ended October 31, 1995 and the fiscal year ended December 31, 1994 (i) for the Government Money Fund would have been 0.66% and 0.66%, (ii) for the Money Fund would have been 0.66% and 0.65%, and (iii) for the Tax-Exempt Money Fund would have been 0.65% and 0.65%. Customers of a financial institution, such as Harris
Trust & Savings Bank, may be charged certain fees and expenses by their institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client
(e.g., trust, estate settlement, advisory and custodian services).
         With respect to each Fund, the amount of "Other Expenses" in the table above is based on amounts incurred during the most recent fiscal year.

EXAMPLE

You would pay the following expenses on a $1,000 investment in Class A Shares, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:


                        GOVERNMENT MONEY            MONEY           TAX-EXEMPT MONEY
                              FUND                  FUND                  FUND
1 year                        $ 6                   $ 6                   $ 6
3 years                        19                    18                    17
5 years                        33                    31                    30
10 years                       75                    69                    68


THIS  EXAMPLE  SHOULD  NOT BE  CONSIDERED  A  REPRESENTATION  OF PAST OR  FUTURE
EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in a Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see
"Management."

                                   HIGHLIGHTS

The following three investment Portfolios are described in this Prospectus:

GOVERNMENT MONEY FUND - a money market fund that invests in short-term obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and certain repurchase agreements.

MONEY FUND - a money market fund that invests in a broad range of short-term money market instruments.

TAX-EXEMPT MONEY FUND - a money market fund that invests primarily in high-quality, short-term municipal obligations.

The investment objective of each Fund is to provide investors with as high a level of current income (exempt from federal income tax, in the case of the Tax-Exempt Money Fund) as is consistent with its investment policies and with preservation of capital and liquidity.

WHO MANAGES EACH FUND'S INVESTMENTS?

         Harris Trust & Savings Bank ("Harris Trust" or the "Investment Adviser") is the investment adviser for each Fund. Harris Trust has provided investment management services to clients for over 100 years. Harris Trust
provides   investment   services  for  pension,
profit-sharing and personal portfolios. As of June 30, 1995, assets under management total $23 billion. See page ____.

         Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") provides daily portfolio management services for the Government Money Fund and the Money Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page ____.

         Harris Trust and HIM are subsidiaries of Harris Bankcorp, Inc.

WHAT ADVANTAGES DO THE FUNDS OFFER?

         The Funds are designed for individual and institutional investors. A single investment in shares of the Harris Insight Funds gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

         Dividends from each of the Funds are declared daily and paid monthly. See page ____.

HOW ARE SHARES REDEEMED?

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page _____.

WHAT RISKS ARE ASSOCIATED WITH EACH FUND?

         Each Fund's performance may change daily based on many factors, including the quality of the Fund's investments, economic conditions and general market conditions. There is no assurance that any Fund will achieve its investment objective. See "Investment Strategies".

                              FINANCIAL HIGHLIGHTS

         The following financial highlights for the ten months ended October 31, 1995 are derived from the unaudited financial statements of the Company dated
October 31, 1995. All other data presented is derived from the financial statements of the Company for the year ended December 31, 1994 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus.
                                                            This table shows the
                                                            total return on one
                                                            Class A share
                                                            for each
                                                            period illustrated.

                                                                  Government Money Market Fund

                                   TEN MONTHS
                                      ENDED    YEAR ENDED     YEAR       YEAR        YEAR       YEAR      YEAR     2/11/88*
                                    10/31/95    12/31/94     ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                   (UNAUDITED)              12/31/93   12/31/92    12/31/91   12/31/90  12/31/89   12/31/88
Net Asset Value, Beginning
   of Period                         $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                     ------      ------      ------     ------      ------     ------    ------     ------
Income From Investment
   Operations:
     Net Investment Income            .045        .037        .026       .033        .055       .075      .084       .061
                                      ----        ----        ----       ----        ----       ----      ----       ----
         Total from Investment
            Operations                .045        .037        .026       .033        .055       .075      .084       .061
                                      ----        ----        ----       ----        ----       ----      ----       ----
Less Distributions:
     Net Investment Income           (.045)      (.037)      (.026)     (.033)      (.055)     (.075)    (.084)     (.061)
                                     ------      ------      ------     ------      ------     ------    ------     ------
         Total distributions         (.045)      (.037)      (.026)     (.033)      (.055)     (.075)    (.084)     (.061)
                                     ------      ------      ------     ------      ------     ------    ------     ------
Net Asset Value, End of Period       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                     ======      ======      ======     ======      ======     ======    ======     ======
Total return                          4.61%(3)    3.72%       2.62%      3.42%       5.67%      7.78%     8.80%      6.27%(3)
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)                        304,071     229,619    263,909     140,134    632,663     87,098    35,751     43,870
     Ratios of Expenses to Average
       Net Assets(1)                 0.57%(2)      0.60%      0.61%       0.66%      0.71%      0.52%      0.40%     0.54%(2)
     Ratios of Net Investment
       Income to Average Net Assets  5.41%(2)      3.62%      2.57%       3.34%      5.45%      7.49%      8.45%     7.24%(2)

------------------------------
*Date commenced operations.

(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the Government Money Fund for the period ended October 31, 1995, the years ended December 31, 1994, 1993, 1992, 1991,
1990 and 1989 and the period ended December 31, 1988, would have been 0.67%, 0.66%, 0.70%, 0.70%, 0.78%, 0.83%, 0.88% and 0.99% (annualized) for the
Government  Money Fund.
(2)  Annualized.
(3) Total returns for periods of less than one year are not annualized.

                                                                     CASH MANAGEMENT FUND

                                   TEN MONTHS
                                      ENDED    YEAR ENDED     YEAR       YEAR        YEAR       YEAR      YEAR     2/10/88*
                                    10/31/95    12/31/94     ENDED       ENDED      ENDED      ENDED      ENDED       TO
                                   (UNAUDITED)              12/31/93   12/31/92    12/31/91   12/31/90  12/31/89   12/31/88
Net Asset Value, Beginning
   of Period                         $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                     ------      ------      ------     ------      ------     ------    ------     ------
Income From Investment
   Operations:
     Net Investment Income            .045        .037        .027       .034        .057       .077      .086       .064
                                      ----        ----        ----       ----        ----       ----      ----       ----
         Total from Investment
            Operations                .045        .037        .027       .034        .057       .077      .086       .064
                                      ----        ----        ----       ----        ----       ----      ----       ----
Less Distributions:
     Net Investment Income           (.045)      (.037)      (.027)     (.034)      (.057)     (.077)    (.086)     (.064)
                                     ------      ------      ------     ------      ------     ------    ------     ------
         Total distributions         (.045)      (.037)      (.027)     (.034)      (.057)     (.077)    (.086)     (.064)
                                     ------      ------      ------     ------      ------     ------    ------     ------
Net Asset Value, End of Period       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                     ======      ======      ======     ======      ======     ======    ======     ======
Total return                          4.64%(3)    3.79%       2.69%      3.41%       5.87%      7.94%     9.01%      6.59%(3)
Ratios/Supplemental Data:
     Net Assets, End of Period
       $(000)                        438,581     530,366    348,984     383,280    263,419    153,934    172,439   112,144
     Ratios of Expenses to Average
       Net Assets(1)                 0.56%(2)     0.55%       0.57%      0.60%       0.71%      0.67%     0.58%      0.46%(2)
     Ratios of Net Investment
       Income   to   Average   Net   5.46%(2)     3.79%       2.66%      3.34%       5.69%      7.66%     8.60%      7.15%(2)
Assets
------------------------------
*Date commenced operations.

(1)Without  the voluntary  waiver of fees, the expense ratios for the Government
Money Fund for the period ended October 31, 1995, the years ended December 31, 1994, 1993, 1992, 1991, 1990 and 1989 and the period ended December 31, 1988, would have been  0.65%,  0.65%,  0.72%,  0.73%,  0.74%,  0.78%,  0.85% and 0.87%
(annualized)  for the Government  Money Fund.
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.


                                                                        MONEY MARKET FUND

                                   TEN MONTHS
                                      ENDED       YEAR        YEAR       YEAR        YEAR       YEAR       YEAR      2/10/88*
                                    10/31/95      ENDED      ENDED       ENDED      ENDED      ENDED       ENDED        TO
                                   (UNAUDITED)  12/31/94    12/31/93   12/31/92    12/31/91   12/31/90   12/31/89   12/31/88
Net Asset Value, Beginning
   of Period                         $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                     ------      ------      ------     ------      ------     ------     ------      ------
Income From Investment
   Operations:
      Net Investment Income           .045        .037        .027       .034        .057       .077       .086        .064
                                      ----        ----        ----       ----        ----       ----       ----        ----
          Total from Investment
             Operations               .045        .037        .027       .034        .057       .077       .086        .064
                                      ----        ----        ----       ----        ----       ----       ----        ----
Less Distributions:
     Net Investment Income           (.045)      (.037)      (.027)     (.034)      (.057)     (.077)     (.086)      (.064)
                                     ------      ------      ------     ------      ------     ------     ------      ------
         Total distributions         (0.45)      (.037)      (.027)     (.034)      (.057)     (.077)     (.086)      (.064)
                                     ------      ------      ------     ------      ------     ------     ------      ------
Net Asset Value, End of Period       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00      $ 1.00
                                     ======      ======      ======     ======      ======     ======     ======      ======
Total return                          4.64%(3)     3.79%      2.69%      3.41%       5.87%      7.94%      9.01%       6.59%(3)
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)                 438,581     530,366    348,984     383,280    263,419    153,934     172,439    112,144
     Ratios of Expenses to Average
       Net Assets(1)                  0.56%(2)     0.55%      0.57%      0.60%       0.71%      0.67%      0.58%       0.46%(2)
     Ratios of Net Investment
       Income   to   Average   Net    5.46%(2)     3.79%      2.66%      3.34%       5.69%      7.66%      8.60%       7.15%(2)
Assets
-----------------------------
*Date commenced operations.

(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the period ended October 31, 1995, the years ended December 31, 1994, 1993, 1992, 1991, 1990 and 1989 and the period for the Money Fund ended December 31, 1988, would have been 0.65%, 0.65%, 0.72%,
0.73%, 0.74%, 0.78%, 0.85% and 0.87% (annualized).
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.



                                                                      TAX-EXEMPT MONEY MARKET FUND

                                   TEN MONTHS
                                      ENDED       YEAR        YEAR       YEAR        YEAR       YEAR       YEAR     2/09/88*
                                    10/31/95      ENDED      ENDED       ENDED      ENDED      ENDED      ENDED        TO
                                   (UNAUDITED)  12/31/94    12/31/93   12/31/92    12/31/91   12/31/90   12/31/89   12/31/88
NET ASSET VALUE, BEGINNING
   of Period                         $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                     ------      ------      ------     ------      ------     ------     ------     ------
Income From Investment
  Operations:
     Net Investment Income            .029        .023        .020       .025        .041       .053       .058       .043
                                      ----        ----        ----       ----        ----       ----       ----       ----
         Total from Investment
           Operations                 .029        .023        .020       .025        .041       .053       .058       .043
                                       ---        ----        ----       ----        ----       ----       ----       ----
Less Distributions:
     Net Investment Income           (.029)      (.023)      (.020)     (.025)      (.041)     (.053)     (.058)     (.043)
                                     ------      ------      ------     ------      ------     ------     ------     ------
         Total distributions         (.029)      (.023)      (.020)     (.025)      (.041)     (.053)     (.058)     (.043)
                                     ------      ------      ------     ------      ------     ------     ------     ------
Net Asset Value, End of Period       $ 1.00      $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00
                                     ======      ======      ======     ======      ======     ======     ======     ======
Total return                          2.74%(3)     2.30%      1.99%       2.54%      4.16%      5.51%      5.91%       4.39%(3)
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)                 157,000     123,501    168,440     152,821    157,693    136,117    112,674     103,192
     Ratios of Expenses to Average
       Net Assets(1)                  0.56%(2)     0.54%      0.54%       0.62%      0.49%      0.47%      0.43%       0.51%(2)
     Ratios of Net Investment
       Income   to   Average   Net    3.34%(2)     2.20%      1.97%       2.50%      4.08%      5.38%      5.76%       4.81%(2)
Assets
 -----------------------------
 *Date commenced operations.

(1) Reflects expenses after waivers of advisory fees and other expenses based on net expenses incurred during the most recent fiscal year. Without the voluntary waiver of fees, the expense ratios for the Tax-Exempt Money Fund for the period ended October 31, 1995, the years ended December 31, 1994, 1993, 1992, 1991,
1990 and 1989 and the period ended December 31, 1988, would have been 0.65%, 0.65%, 0.71%, 0.73%, 0.75%, 0.78%, 0.82% and 0.85%.
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.


                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of each Fund is to provide investors with as high a level of current income (which, in the case of the Tax-Exempt Money Fund, is exempt from federal income taxes) as is consistent with its investment policies and with preservation of capital and liquidity. Current income provided by the securities in which the Funds invest is not likely to be as high as that provided by securities with longer maturities or lower quality, which may involve greater risk and price volatility. Each Fund will invest in U.S. dollar-denominated securities with maturities of thirteen months or less. The Money Fund will not purchase a security (other than a Government Security) unless the security is rated by at least two nationally recognized rating agencies (such as Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's")) within the two highest ratings assigned to short-term debt securities (or, if not rated or rated only by one rating agency, is determined to be of comparable quality), and not more than 5% of the total assets of the Fund would be invested in securities bearing the second highest rating. The Tax-Exempt Money Fund will not purchase a security (other than a Government Security) unless the security is rated by at least two such rating agencies within the two highest ratings assigned to short-term debt securities (or, if not rated or rated by only one rating agency, is determined to be of comparable quality). Determinations of comparable quality shall be made in accordance with procedures established by the Board of Directors. Each Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a net asset value per share of $1.00. There is no assurance that the net asset value per share of the Funds will be maintained at $1.00.

                                                          This section describes
                                                          some of the securities
                                                          that the Funds may
                                                          purchase and certain
                                                          investment techniques
                                                          which the Funds may
                                                          use to pursue their
                                                          investment objectives.


GOVERNMENT FUND

         The Government Money Fund, formerly known as Harris Insight Government Assets Fund, invests exclusively in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("Government Securities") that have remaining maturities not exceeding thirteen months and in certain repurchase agreements described below.

                                                          The Government Money
                                                          Fund  invests  in
                                                          obligations  issued or
                                                          guaranteed by the U.S
                                                          Government or its
                                                          agencies or
                                                          instrumentalities
                                                          that have remaining
                                                          maturities of thirteen
                                                          months or less.

         The Government Money Fund invests in obligations of U.S. Government agencies and instrumentalities only when the Portfolio Management Agent is satisfied that the credit risk with respect to the issuer is minimal.

         A  further   description   of  these   obligations  is  included  under
"Investment Strategies."

MONEY FUND

         The Money Fund, formerly known as Harris Insight Cash Management Fund, invests in a broad range of short-term money market instruments that have remaining maturities not exceeding thirteen months, including Government Securities and bank and commercial obligations.

                                                        The Money  Fund  invests
                                                        in short-term money
                                                        market instruments,
                                                        including U.S. Govern-
                                                        ment, bank and
                                                        commercial obliga-
                                                        tions with remaining
                                                        maturities of thirteen
                                                        months or less.

         Bank obligations include negotiable certificates of deposit, bankers' acceptances and fixed time deposits. The Money Fund limits its investments in domestic bank obligations to obligations of U.S. banks (including foreign branches and thrift institutions) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency, or whose deposits are insured by the Federal Deposit Insurance Corporation ("U.S. banks"). The Money Fund limits its investments in foreign bank obligations to U.S. dollar-denominated obligations of foreign banks (including U.S. branches): (a) which banks at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets and (ii) are among the 100 largest banks in the world, as determined on the basis of assets, and have branches or agencies in the U.S.; and (b) which obligations, in the opinion of the Portfolio Management Agent, are of an investment quality comparable to obligations of U.S. banks that may be purchased by the Money Fund. The Money Fund may invest more than 25% of the current value of its total assets in obligations (including repurchase agreements) of: (a) U.S. banks; (b) U.S. branches of foreign banks that are subject to the same regulation as U.S. banks by the U.S. Government agencies or
(c) foreign branches of U.S. banks if the U.S. banks would be unconditionally liable in the event the foreign branch failed to pay on such obligations for any reason.

         Obligations of foreign banks involve somewhat different investment risks from those affecting obligations of U.S. banks. See "Investment Strategies
- Foreign Securities."

         The commercial paper purchased by the Money Fund will consist of U.S. dollar-denominated direct obligations of domestic and foreign corporate issuers, including bank holding companies.

         The Money Fund may also invest in bank investment contracts ("BICs"), asset-backed securities, guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies, convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated, and pay interest, in U.S. dollars, and variable amount master demand notes.

         In addition, the Money Fund may invest in tax-exempt municipal obligations in which the Tax-Exempt Money Fund may invest, described below, when the yields on such obligations are higher than the yields on taxable investments. The Money Fund may also invest in certain other obligations as described in "Investment Strategies" below and in the Statement of Additional Information.

         All securities acquired by the Fund will have remaining maturities of thirteen months or less and will be subject to the applicable quality requirements described above.

TAX-EXEMPT MONEY FUND

         The Tax-Exempt Money Fund, formerly known as Harris Insight Tax-Free Money Market Fund, invests primarily in high-quality municipal obligations that have remaining maturities not exceeding thirteen months and meet the applicable quality requirements described above. Municipal obligations are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. Except for temporary investments in taxable obligations described below, the Tax-Exempt Money Fund will invest only in municipal obligations that are exempt from federal income taxes in the opinion of bond counsel. Such obligations include municipal bonds, municipal notes and municipal commercial paper.

                                                      The  Tax-Exempt  Money
                                                      Fund invests in debt
                                                      instruments  issued  by or
                                                      for states,  cities,
                                                      municipalities and other
                                                      public  authorities that
                                                      provide interest income
                                                      exempt from federal
                                                      income tax.

         From time to time, the Tax-Exempt Money Fund may invest 25% or more of its assets in municipal obligations that are related in such a way that an economic, business or political development or change affecting one of these obligations would also affect the other obligations, for example, municipal obligations the interest on which is paid from revenues of similar type projects or municipal obligations whose issuers are located in the same state.

         Under ordinary market conditions, the Tax-Exempt Money Fund will maintain as a fundamental policy at least 80% of the value of its total assets in obligations that are exempt from federal income tax and not subject to the alternative minimum tax. The Tax-Exempt Money Fund may, pending the investment of proceeds of sales of its shares or proceeds from the sale of portfolio securities, in anticipation of redemptions, or to maintain a "defensive" posture when, in the opinion of the Investment Adviser, it is advisable to do so because of market conditions, elect to hold temporarily up to 20% of the current value of its total assets in cash reserves or invest in taxable securities in which the Money Fund may invest.

                                   -----------

         Each Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, or the Investment Adviser with respect to the Tax-Exempt Money Fund, they are of investment quality comparable to other rated investments that may be purchased by the Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. A Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Board of Directors that a sale is not in the best interests of the Fund. The ratings of Moody's and S&P are more fully described in the Appendix to the Statement of Additional Information.

                              INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. The Money Fund may purchase asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another. Assets generating such payments will consist of motor vehicle installment purchase obligations, credit card receivables and home equity loans, equipment leases, manufactured housing loans and marine loans. In accordance with guidelines established by the Board of Directors, asset-backed securities may be considered illiquid securities and, therefore, subject to the Fund's 10% limitation on such investments.

         BANK INVESTMENT CONTRACTS. The Money Fund may invest in bank investment contracts ("BICs") which are debt obligations issued by banks. BICs require the Fund to make cash contributions to a deposit account at a bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. In accordance with guidelines established by the Board of Directors, BICs may be considered illiquid securities and, therefore, subject to the Fund's 10% limitation on such investments. All purchases of BICs will be subject to the applicable quality requirements described under "Investment Objectives and Policies."

         FLOATING AND VARIABLE RATE INSTRUMENTS. The Funds may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. The Funds may each invest in a floating or variable rate obligation even if it carries a stated maturity in excess of thirteen months upon compliance with certain conditions contained in a rule of the Commission, in which case such obligation will be treated as having a maturity not exceeding thirteen months. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN SECURITIES. The Money Fund may invest in non-convertible debt obligations of foreign banks, foreign corporations and foreign governments which obligations are denominated in and pay interest in U.S. dollars. Investment in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. Investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political liability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements than and to different accounting, auditing and recordkeeping requirements from domestic banks.

         GUARANTEED INVESTMENT CONTRACTS. The Money Fund may invest in guaranteed investment contracts ("GICs") issued by U.S. and Canadian insurance companies. GICs require the Fund to make cash contributions to a deposit fund of an insurance company's general account. The insurance company then makes payments to the Fund based on negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. In accordance with guidelines established by the Company's Board of Directors, GICs may be considered illiquid securities and, therefore, subject to the Fund's 10% limitation on such investments. All purchases of GICs by the Fund will be subject to the applicable quality requirements described under "Investment Objectives and Policies."

         ILLIQUID SECURITIES. A Fund will not invest more than 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available).

         Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Company's Board of Directors. The Board of Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

         INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, each Fund may invest in securities issued by investment companies that invest in short-term, debt securities and which seek to maintain a $1.00 net asset value per share. To the extent that the Tax-Exempt Fund invests in such investment companies, it will invest in investment companies that invest primarily in municipal obligations that are exempt from federal income taxes. Securities of investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit each Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

         MUNICIPAL OBLIGATIONS. The Tax-Exempt Money Fund may invest in short-term tax-exempt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions that have remaining maturities not exceeding thirteen months. Such Municipal Obligations include municipal bonds, municipal notes and municipal commercial paper. Municipal bonds generally have a maturity at the time of issuance of up to 30 years. Municipal notes generally have maturities at the time of issuance of three years or less. These notes are generally issued in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. The ability of an issuer to make payments is therefore dependent on these tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with an effective maturity or put date of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

         OTHER SHORT-TERM CORPORATE OBLIGATIONS INCLUDING VARIABLE AMOUNT MASTER DEMAND NOTES. The Money Fund may invest in convertible and non-convertible debt securities of domestic corporations and of foreign corporations and governments that are denominated in and pay interest in U.S. dollars, consisting of notes, bonds and debentures that have thirteen months or less remaining to maturity and meet the applicable quality standards described under "Investment Objectives and Policies," and in variable amount master demand notes. Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder. Their amounts may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer; they are payable on demand or after an agreed-upon notice period, e.g., seven days; and the rates of interest vary pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in these obligations if, in the opinion of the Portfolio Management Agent, they are of an investment quality comparable to rated securities in which the Fund may invest. The Portfolio Management Agent monitors the creditworthiness of issuers of master demand notes on a daily basis. Transfer of these notes is usually restricted by the issuer, and there is no secondary trading market for these notes. The Fund may not invest in a master demand note with a demand notice period of more than seven days, if, as a result, more than 10% of the value of the Fund's total net assets would be invested in these notes, together with other illiquid securities.

          REPURCHASE AGREEMENTS. Each Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. Each Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (incl uding accrued interest). Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of that Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Funds will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

         SECURITIES WITH PUT RIGHTS. To maintain liquidity, the Funds may enter into puts with respect to portfolio securities with banks or broker/dealers that, in the opinion of the Portfolio Management Agent, or Investment Adviser with respect to the Tax-Exempt Money Fund, present minimal credit risks. The ability of the Funds to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer defaults on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained by having to sell the security elsewhere.

         STRIPPED SECURITIES. The Funds may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest  are returned to  investors.  Participations  in TIGRs,  CATs and other similar trusts are not considered U.S. Government securities. Stripped securities will normally be considered illiquid investments and will be acquired subject to the limitation on illiquid investments unless determined to be liquid under guidelines established by the Board of Directors.

         STRIPPED SECURITIES. The Funds may purchase participations in trusts that hold U.S. Treasury and agency securities (such as TIGRs and CATs) and also may purchase Treasury receipts and other stripped securities, which represent beneficial ownership interests in either future interest payments or the future principal payments on the securities held by the trust. These instruments are issued at a discount to their "face value" and may (particularly in the case of stripped mortgage-backed securities) exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

         U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS. Obligations of the U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates);
(b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Funds will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

         Each Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of the Fund's commitments.

                             INVESTMENT LIMITATIONS

         Unless otherwise noted, the foregoing investment objectives and related policies and activities of each of the Funds are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders, provided that the policy relating to investment company securities is a fundamental investment policy. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

         As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, no Fund may: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments (a) in the case of the Tax-Exempt Money Fund, in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users), (b) in obligations of the U.S. Government, its agencies or instrumentalities, or (c) in the case of the Money Fund, certain bank obligations in which the Fund may invest, as set forth in this Prospectus; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of a Fund (other than the Money Fund) may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that it may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that each Fund may make loans of portfolio securities, and invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Funds consider the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

         With respect to the second investment limitation set forth above, the Money Fund may invest more than 5% of its total assets in the securities of a single issuer for a period of up to three business days after the purchase thereof, so long as it does not make more than one such investment at any one time.

                                   MANAGEMENT

         The Board of Directors has overall responsibility for the conduct of the affairs of the Funds and Company. The members of the Board and their principal occupations are as follows:

BOARD OF DIRECTORS

Edgar R. Fiedler          Vice President and Economic Counsellor, The Conference
                          Board.

C. Gary Gerst             Chairman  of the  Board  of  Directors  and  Trustees;
                          Chairman Emeritus, La Salle Partners, Ltd.(Real Estate
                          Developer and Manager).

John W. McCarter, Jr.     Senior  Vice President,  Boozo Allen & Hamilton,  Inc.
                          (Consulting Firm); Director of W.W. Grainger, Inc. and
                          A.M. Castle, Inc.

Ernest M. Roth            Consultant;  Retired  Senior Vice  President and Chief
                          Financial  Officer,  Commonwealth Edison Company.

INVESTMENT ADVISER

         The Company has entered into an Advisory Contract with Harris Trust with respect to each of the Funds. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

         As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

         With respect to the Tax-Exempt Money Fund, the Advisory Contract provides that Harris Trust shall make investments for the Fund in accordance with the Investment Adviser's best judgment. With respect to the Government Money and Money Funds, the Advisory Contracts provide that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

         Because the Funds entered into new Advisory Contracts with Harris Trust on October 20, 1993, two Advisory Contracts and related fee schedules were in effect during the fiscal year ended December 31, 1993. Under the Advisory Contracts then in effect for the period from January 1, 1993 to October 19, 1993, Harris Trust was entitled to receive monthly advisory fees at the annual rate of 0.50% of the average daily net assets of each of the Funds. Under the Funds' existing Advisory Contracts which became effective October 20, 1993, Harris Trust is entitled to receive monthly advisory fees at the annual rate of 0.14% of the first $100 million of each Fund's average daily net assets, plus 0.10% of each Fund's average daily net assets in excess of $100 million. The following are the advisory fees calculated under the applicable Advisory Contract, paid to Harris Trust for each Fund as a percentage of average daily net assets for the six months ended June 30, 1995 and the fiscal year ended December 31, 1994, respectively: the Government Money Fund, 0.11% and 0.11%; the Money Fund, 0.10% and 0.11%; and the Tax-Exempt Money Fund, 0.11% and 0.11%.

         The Investment Adviser had undertaken to waive the fees payable to it by each of the Funds to the extent the payment of such fees would cause the expense ratios of those Funds to exceed 0.75%; that undertaking terminated on December 31, 1994. The Investment Adviser may continue to voluntarily waive a portion of its fees. No investment advisory fees were waived for the six months ended June 30, 1995 and the year ended December 31, 1994.

         Purchase and sale orders of the securities held by the Tax-Exempt Money Fund may be combined with those of other accounts that Harris Trust manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When Harris Trust determines that a particular security should be bought or sold for the Tax-

Exempt Money Fund and other accounts managed by Harris Trust, Harris Trust undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT AGENT

         Harris Trust has entered into Portfolio Management Contracts with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Government Money and Money Funds.

         For the services provided by HIM, Harris Trust pays to HIM the advisory fees it receives from the Funds other than the Tax-Exempt Money Fund. For the ten months ended October 31, 1995 and the fiscal year ended December 31, 1994, Harris Trust paid fees to HIM (i) at the rate of 0.11% and 0.11% of the average daily net assets of the Government Money Fund, and (ii) at the rate of 0.11% and 0.11% of the average daily net assets of the Money Fund.

         Purchase and sale orders of the securities held by each of the Funds (other than the Tax-Exempt Money Fund) may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for any of the Funds and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

GLASS-STEAGALL ACT

         The  Glass-Steagall  Act,  among  other  things,   generally  prohibits
federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

         It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contracts, the Portfolio Management Contracts and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Funds' shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board of Directors.

         To the extent permitted by the Commission, the Funds may pay brokerage commissions to certain affiliated persons. No such commission payments have been made during the last fiscal year.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

         First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) ("First Data" or the "Administrator") and PFPC Inc. ("PFPC" or the "Administrator and Accounting Services Agent,"), (collectively, the "Administrators") serve as the Company's administrators. In such capacity, the Administrators generally assist the Company in all aspects of its administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

         PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Funds. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Funds and the Company's other investment portfolios (Harris Insight Equity Fund, Intermediate Bond Fund and Hemisphere Free Trade Fund ("Harris Non-Money Market Funds")), payable monthly at an annual rate of .17% of the first $200 million of average daily net assets;
 .15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

         Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Funds. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of shares, subject to the terms of the Service Plans described below.

         See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Company's Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

         Except for certain expenses borne by the Distributor, Harris Trust and HIM, the Company bears all costs of its operations, including the compensation of its directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees;
payments pursuant to any Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Funds' custodian including those for keeping books and accounts and calculating the net asset value per share of the Funds; expenses of directors' and shareholders' meetings; expenses relating to the issuance, registration and qualification of shares of the Funds; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to each Fund are charged against the assets of that Fund. Other general expenses of the Company are allocated among the Funds and the Harris Non-Money Market Funds in an equitable manner as determined by the Board of Directors.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for each Fund is determined on each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia (the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see "Determination of Net Asset Value" in the Statement of Additional Information. The net asset value per share of each of the Funds is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

         The net asset value per share of each class of shares of the Funds is determined at 12:00 Noon, New York City time. Each of the Funds uses the amortized cost method to value its portfolio securities and each attempts to maintain a constant net asset value of $1.00 per share. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security.


                               PURCHASE OF SHARES

         Shares of any of the Funds may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. The Company does not impose any minimum initial or subsequent investment limitations. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

         The Company reserves the right to reject any purchase order. All funds will be invested in full and fractional shares. Checks will be accepted for the purchase of any Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Company at the address and telephone number on the cover of this Prospectus.

         Purchase orders for shares of the Funds received in good order by the Distributor before 12:00 Noon (New York City time) will be executed that day. Institutions through which orders are placed may set earlier purchase deadlines. Purchase orders received in good order after 12:00 Noon (New York City time) will be executed on the next business day on which the net asset value is calculated.

         Shares of the Funds are offered continuously at the net asset value next determined after a purchase order is effective; the net asset value is expected to remain constant at $1.00. No sales charge is imposed.

         A salesperson and any other person entitled to receive compensation for selling or servicing shares of a Fund may receive different compensation for selling or servicing shares of one class as compared with another class.

         Orders for the shares of Funds will become effective when an investor's bank wire order or check is converted into federal funds. Wires for purchases will be accepted only in federal funds or other funds immediately available to the Custodian. Wire transmissions may, however, be subject to delays of several hours, in which event the effectiveness of the order will be delayed. Payments transmitted by a bank wire other than the Federal Reserve Wire System may take longer to be converted into federal funds. When payment for shares is by check drawn on any member bank of the Federal Reserve System, federal funds normally become available to the Fund on the business day after the check is deposited. Checks drawn on a non-member bank or a foreign bank may take substantially longer to be converted into federal funds and, accordingly, may delay the execution of an order.

         Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

         Each of the Funds offers two additional classes of shares, Class B Shares and Class C Institutional Shares, in addition to the Class A Shares described in this Prospectus. Class B Shares and Class C Institutional Shares each have different expense levels which may affect performance. Investors may call 1-800-982-8782 to obtain more information concerning Class B Shares and Class C Institutional Shares of the Funds.

                              REDEMPTION OF SHARES

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution. See page ____.

         The Company makes no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before 12:00 Noon, New York City time, (on each day that net asset value is determined) with respect to shares of the Funds and received by the Distributor before the close of business on the same day will be executed at such Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at such Fund's net asset value next determined on the next business day.

         If a redemption order for shares of the Funds is received in good order by the Distributor before 12:00 Noon (New York City time) payment will normally be remitted the same day. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Company's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

         Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

REDEMPTION BY EXPEDITED REDEMPTION SERVICE

         If shares of the Funds are held directly by the Transfer Agent in book credit form and the Expedited Redemption Service has been elected on the Purchase Application on file with the Transfer Agent, redemption of shares may be requested by telephone, on any day the Company and the Transfer Agent are open for business. The Company and its Transfer Agent will attempt to confirm that telephone instructions are genuine and will use procedures as are considered reasonable. In this regard the Company and its Transfer Agent require personal identification information before accepting telephonic redemption instructions. The shareholder will bear the risk of loss due to fraud, although the Company and its agents may have a risk of loss if reasonable procedures are not used. The Distributor can be reached by calling (800) 982-8782.

         Upon request, proceeds of Expedited Redemptions of $1,000 or more will be wired to the shareholder's bank indicated in the Purchase Application. If an Expedited Redemption request is received by the Transfer Agent by 12:00 Noon (New York City time) on a day the Company and the Transfer Agent are open for business, the redemption proceeds will be transmitted to the shareholder's bank that same day. A check for the proceeds of less than $1,000 will be mailed to the shareholder's address of record, except that, in the case of investments in the Company that have been effected through Institutions, the full amount of the redemption proceeds will be transmitted by wire.

                                   -----------

         Because of the high cost of maintaining small accounts, the Company reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance conditions results a decline in the market value of such Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                                  SERVICE PLAN

         Under each Fund's Service Plan relating to Class A Shares, each Fund will enter into a Servicing Agreement with institutions, such as banks, savings and loan associations and other financial institutions ("Service Organizations"), that require the Service Organization to provide certain shareholder support services and distribution assistance in consideration of the Fund's payment of up to 0.35% (on an annualized basis) of the average daily net asset value of the Class A Shares, held by or for the benefit of customers of the Service Organization ("Customers"). Services, which are provided by Service Organizations, and are described more fully in the Statement of Additional Information under "Service Plans - Money Market Funds," include aggregating and processing purchase and redemption orders; processing dividend payments from the Funds on behalf of Customers; arranging for the reinvestment of dividend payments; providing information periodically to Customers showing their positions in shares; arranging for bank wires; responding to Customer inquiries relating to the services provided by the Service Organization and handling correspondence; acting as shareholder of record and nominee; and providing distribution assistance and support services. Under the terms of the Servicing Agreements, Service Organizations are required to provide to their Customers a schedule of any fees that they may charge Customers in connection with their investments in Class A Shares.

                           DIVIDENDS AND DISTRIBUTIONS

         The Company declares as a dividend on the outstanding shares of each class of a Fund substantially all of such Fund's net investment income at the close of each business day to shareholders of record at 12:00 Noon (New York City time) on the day of declaration. Shares purchased will begin earning dividends on the day the purchase order is executed and shares redeemed will earn dividends through the previous day, except that with respect to the Check Redemption Service, shares redeemed will cease to earn dividends on the day the check is charged to the Custodian's account at its Federal Reserve Bank. Net investment income for a Saturday, Sunday or holiday will be declared as a dividend on the previous business day to shareholders of record at 12:00 Noon (New York City time) on that day.

         Investment income for any class of shares of a Fund includes, among other things, interest income, market and original issue discount and premium. Fund dividends declared in and attributable to the preceding month will be paid on the first business day of each month. Dividends are determined in the same manner and are paid in the same amount for each Fund share, except that Class A and Class B Shares bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of Class C Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Class C Shares of the Funds. Each Fund's net taxable capital gains, if any, will be distributed at least annually (except to the extent permitted to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by any of the Funds will be invested in additional shares of the same Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. Each Fund forwards to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

         Shareholders who redeem all their shares of any of the Funds prior to a dividend payment will receive, in addition to the redemption proceeds, dividends declared but unpaid. Shareholders who redeem only a portion of their shares will be entitled to all dividends declared but unpaid on such shares on the next dividend payment date.

                              FEDERAL INCOME TAXES

         Each Fund (and each Harris Non-Money Market Fund) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to each Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for each Fund. The Company intends to qualify each Fund as a regulated investment company under Subchapter M of the Code. As portfolios of a regulated investment company, each Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year and, in the case of the Tax-Exempt Money Fund, as long as it distributes to its shareholders at least 90% of its net tax-exempt income (including net short-term capital gains).

         Dividends from net investment income (including net short-term capital gains), except "exempt-interest dividends" (described below), will be taxable as ordinary income. Because more than 50% of the value of the total assets of the Tax-Exempt Money Fund at the close of each quarter of its taxable year is expected to consist of obligations the interest on which is exempt from federal income tax, the Tax-Exempt Money Fund expects to qualify under the Code to pay "exempt-interest dividends." Dividends distributed by the Tax-Exempt Money

Fund that are attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend," and, as such, will generally be exempt from federal income tax.

         Because substantially all of the income of each Fund will arise from interest, no part of the distributions to shareholders is expected to qualify for the dividends-received deduction allowed to corporations under the Code.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends received deductions.

         In the case of the shareholders of the Tax-Exempt Money Fund, interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax. In addition, the portion of an exempt-interest dividend allocable to certain tax-exempt obligations will be treated as a preference item for purposes of the alternative minimum tax imposed on both individuals and corporations. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Money Fund.

         The exemption of exempt-interest dividends paid by the Tax-Exempt Money Fund for federal income tax purposes may not result in similar exemptions under the tax law of state and local authorities. In general, only interest earned on obligations issued by the state or locality in which the investor resides will be exempt from state and local taxes. Shareholders should consult their advisers about the status of dividends from the Tax-Exempt Money Fund in their own states and localities. Each year the Company will notify shareholders of the tax status of distributions.

         Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

         The  Company  will  be  required  to   withhold,   subject  to  certain
exemptions, currently at a rate of 31%, from dividends paid or credited to individual shareholders (except shareholders from the Tax-Exempt Money Fund to the extent it distributes an exempt-interest dividend) and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent.

                                ACCOUNT SERVICES

         Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders can write or call the Funds at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Funds.

                         ORGANIZATION AND CAPITAL STOCK

         The Company was incorporated in Maryland on September 16, 1987 as an open-end, diversified management investment company.

         The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently the Company has six portfolios in operation. The Board has authorized each of the three Money Market Funds to issue three classes of shares, Class A, Class B and Institutional Shares. Only Class A and Institutional Shares are in operation as of the date of this Prospectus. In the future, the Board of Directors may authorize the issuance of shares of additional investment portfolios and additional classes of shares of a single portfolio may bear different sales charges and other expenses which may affect their relative performance. Information regarding other classes of shares may be obtained by calling the Company at the telephone number shown on the cover page of this Prospectus or from any institution which makes available shares of the Funds. All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable. The Directors, when requested by at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

         As of November 15, 1995, the holders of record of 25% or more of the outstanding shares of the Funds were as follows: Harris Trust held of record 452,400,831 shares, equal to 95.4% of the outstanding shares of the Money Market Fund - Class A Shares; 212,568,017 shares, equal to 99.9% of the outstanding shares of the Money Market Fund - Institutional Shares; 353,569,130 shares, equal to 93.8% of the outstanding shares of the Government Money Market Fund - Class A Shares; 46,202,467 shares, equal to 99.9% of the outstanding shares of the Government Money Market Fund - Institutional Shares; 147,351,701 shares, equal to 90.2% of the outstanding shares of the Tax-Exempt Money Market Fund - Class A Shares; and 257,818,062 shares, equal to 99.9% of the outstanding shares of the Tax-Exempt Money Market Fund - Institutional Shares.

                             REPORTS TO SHAREHOLDERS

         The fiscal year of the Company ends on December 31. The Company will send to its shareholders a semi-annual report showing the investments held by each of the Funds and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by the Company's independent accountants, will also be sent to shareholders.

                              CALCULATION OF YIELD

         From time to time the Funds advertise "yield," "effective yield" and "total return" for Class A Shares. The Tax-Exempt Money Fund may also advertise its "tax-equivalent yield" and "total return." "Total return" refers to the amount an investment in Class A Shares of a Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes reinvestment of all dividends and distributions. The total return of a Fund shows what an investment in the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the reinvestment of all distributions and dividends by the Fund on their reinvestment dates during the period less all recurring fees.

         The yield of a class of shares in the Funds refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). The income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The "tax-equivalent yield" refers to the yield on a taxable investment necessary to produce an after-tax yield equal to a Fund's tax-free yield, and is calculated by increasing the yield shown for the Fund to the extent necessary to reflect the payment of specified tax rates. Thus, the tax-equivalent yield for a Fund will always exceed that Fund's yield.

         From time to time the Funds advertise "30-day average yield" and "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day or monthly period, as appropriate (which period will be stated in the advertisement).

         A Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

         Investors who purchase and redeem shares of any Fund through Service Agents may be subject to service fees imposed by those entities with respect to the cash management and other services they provide. Such fees will have the effect of reducing the return for those investors.

INVESTMENT ADVISER                              DISTRIBUTOR
Harris Trust & Savings Bank                     Funds Distributor, Inc.
111 West Monroe Street                          One Exchange Place
Chicago, Illinois 60603                         Boston, Massachusetts 02109

PORTFOLIO MANAGEMENT AGENT                      CUSTODIAN
Harris Investment Management, Inc.              PNC Bank, N.A.
190 South LaSalle Street                        Broad and Chestnut Streets
Chicago, Illinois 60603                         Philadelphia, Pennsylvania 19101

ADMINISTRATORS                                  TRANSFER AGENT AND
First Data Investor Services                    DIVIDEND DISBURSING AGENT
Group, Inc.                                     PFPC Inc.
53 State Street                                 P.O. Box 8950
Boston, Massachusetts 02109                     Wilmington, Delaware 19885

PFPC INC.                                       INDEPENDENT ACCOUNTANTS
103 Bellevue Parkway                            Price Waterhouse LLP
Wilmington, Delaware 19809                      Philadelphia, Pennsylvania

                                                LEGAL COUNSEL
                                                Bell, Boyd & Lloyd
                                                Chicago, Illinois
















                              HARRIS INSIGHT FUNDS
                         HARRIS INSIGHT CONVERTIBLE FUND

                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. This Prospectus describes the Company's Harris Insight Convertible Fund (the "Fund"). The Fund's investment objective is to provide investors with capital appreciation and current income.

         Harris Trust & Savings Bank is the Investment Adviser to the Fund and Harris Investment Management, Inc., a subsidiary of Harris Bankcorp, Inc., acts as the Fund's Portfolio Management Agent. Shares of the Fund are offered by Funds Distributor, Inc., the Company's distributor.

         This Prospectus sets forth concisely the information a prospective investor should know before investing in the Fund. Please read and retain it for future reference. A Statement of Additional Information dated ____________, 1995, containing more detailed information about the Fund has been filed with the Securities and Exchange Commission and (together with any supplements thereto) is incorporated by reference into this Prospectus. The Statement of Additional Information and separate Prospectuses and Statements of Additional Information for the other investment portfolios offered by the Company may be obtained without charge by writing or calling the Harris Insight Funds at the address and telephone number printed above.

         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY HARRIS TRUST & SAVINGS BANK, OR ANY OF ITS AFFILIATES, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                                   -----------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ________________, 1995

                                TABLE OF CONTENTS


                                                                            Page
Expense Table.............................................................
Highlights................................................................
Financial Highlights......................................................
Investment Objective and Policies.........................................
Investment Strategies.....................................................
Investment Limitations....................................................
Management................................................................
Determination of Net Asset Value..........................................
Purchase of Shares........................................................
Redemption of Shares......................................................
Exchange Privilege........................................................
Service Plan..............................................................
Dividends and Distributions...............................................
Federal Income Taxes......................................................
Account Services..........................................................
Organization and Capital Stock............................................
Reports to Shareholders...................................................
Calculation of Yield and Total Return.....................................


   No person has been authorized to give any information or to make any representations other than those contained in this Prospectus, the Statement of Additional Information and/or in the Fund's official sales literature in connection with the offering of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Distributor. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

                                  EXPENSE TABLE

         The  following   table  sets  forth  certain   information   concerning
shareholder transaction expenses and projected annual fund operating expenses for the Fund during the current fiscal year.


                                                        Expenses and fees
                                                        payable by share-
                                                        holders are summarized
                                                        in this table and
                                                        expressed as a
                                                        percentage of
                                                        average net assets.


Shareholder Transaction Expenses
  Maximum Sales Load Imposed on
      Purchases                                 4.50%
Annual Fund Operating Expenses*:
  (as a percentage of average net
   assets after voluntary fee waivers)
Advisory Fees                                   0.27%
Other Expenses                                  0.53%
      Total Fund Operating Expenses             0.80%
--------------------------------
         *Customers of a financial  institution,  such as Harris Trust & Savings
Bank, may be charged certain fees and expenses by their institution.  These fees may vary depending on the capacity in which the institution  provides  fiduciary and investment  services to the particular client (e.g.,  personal trust, estate settlement, advisory and custodian services).
         Without any fee and expense waivers,  total operating  expenses for the fiscal year ended  December  31,  1994 for the Fund would have been  1.26%.  The amount of "Other  Expenses" is based on amounts  incurred during the most recent fiscal year.


EXAMPLE

You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a hypothetical 5% gross annual return and (2) redemption at the end of each time period:

1 year                      $ 53
3 years                       69
5 years                       87
10 years                     140



THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE WHICH MAY BE MORE OR LESS THAN THOSE SHOWN.

The purpose of the expense table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. For more information concerning the various costs and expenses, see "Management."

                                   HIGHLIGHTS

         The Harris Insight Convertible Fund seeks to provide capital appreciation and current income by investing, at least 65% of its assets in securities securities such as bonds, debentures, notes, preferred stocks or warrants that are convertible into common stocks. See page ______below.

WHO MANAGES THE FUND'S INVESTMENTS?

         Harris Trust & Savings Bank ("Harris Trust" or the "Investment Adviser") is the investment adviser for the Fund. Harris Trust has provided investment management service to clients for over 100 years. Harris Trust provides investment services for pension, profit-sharing and personal portfolios. As of June 30, 1995, assets under management total approximately $23 billion. See page _______.

         Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") provides daily portfolio management services for the Fund. HIM and its predecessors have managed client assets for over 100 years. HIM has a staff of 96, including 64 professionals, providing investment expertise to the management of Harris Insight Funds and for pension, profit-sharing and institutional portfolios. As of June 30, 1995, assets under management are estimated to exceed $13 billion. See page ______________.

         Harris Trust and HIM are subsidiaries of Harris Bankcorp., Inc.

WHAT ADVANTAGES DOES THE FUND OFFER?

         The Fund is designed for individual and institutional investors. A single investment in shares of the Fund gives the investor benefits customarily available only to large investors, such as diversification of investment, greater liquidity and professional management, block purchases of securities, relief from bookkeeping, safekeeping of securities and other administrative details.

WHEN ARE DIVIDENDS PAID?

         Dividends from the Fund are declared and paid quarterly. Any net capital gains will be declared and paid annually. See page ______.

HOW ARE SHARES REDEEMED?

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Registered Representative servicing your account, the Distributor, or through any Service Agent. See page _______.

WHAT RISKS ARE ASSOCIATED WITH THE FUND?

         The Fund's performance and price per share will change daily based on many factors, including the quality of the Fund's investments, U.S. and international economic conditions, general market conditions and international exchange rates. There is no assurance that the Fund will achieve its investment objective. See "Investment Strategies."

                              FINANCIAL HIGHLIGHTS

         The following financial highlights for the ten months ended October 31, 1995 are derived from the unaudited financial statements of the Company dated October 31, 1995. All other data presented are derived from the financial statements of the Company for the year ended December 31, 1994 audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto that appear in the Statement of Additional Information and which are incorporated by reference in this Prospectus.

                                                            This table shows the
                                                            total return on one
                                                            share of the
                                                            Fund for
                                                            each period
                                                            illustrated.


                                                                             CONVERTIBLE FUND
                                  TEN MONTHS     YEAR          YEAR         YEAR         YEAR     YEAR         YEAR      2/24/88*
                                    ENDED       ENDED         ENDED         ENDED       ENDED     ENDED        ENDED        TO
                                   10/31/95     12/31/94      12/31/93     12/31/92     12/31/91   12/31/90    12/31/89   12/31/88
                                  (UNAUDITED)
Net Asset Value, Beginning
   of Period                        $8.78       $ 9.84        $ 9.16       $ 8.41       $ 7.18     $ 9.51      $10.05     $10.00
                                    -----       ------        ------       ------       ------     ------      ------     ------
Income From Investment
  Operations:
     Net Investment Income           .779         .669          .538         .487         .609       .788        .732      .616
     Net Realized and Unrealized
           Gain (Loss) on            .558       (1.049)         .680         .783        1.221      (2.378)      .333      .070
           Investments               ----       -------         ----         ----        -----      -------      ----      ----

         Total from Investment
           Operations               1.367        (.380)        1.218         1.270       1.830      (1.590)     1.065      .686
                                    -----        ------        -----         -----       -----      -------     -----      ----
Less Distributions:
     Net Investment Income          (0.627)      (.680)        (.538)        (.520)      (.600)      (.740)     (.795)    (.540)
     Net Realized Gains               ---          ---          ---           ---         ---         ---       (.810)    (.096)
                                      ---          ---          ---           ---         ---         ---       ------    ------
         Total distributions        (0.627)      (.680)        (.538)        (.520)      (.600)      (.740)    (1.605)    (.636)
                                    -------      ------        ------        ------      ------     ------     -------    ------
Net Asset Value, End of Period        ---        $ 8.78        $ 9.84       $ 9.16       $ 8.41     $ 7.18      $ 9.51    $10.05
                                    ======        ======        ======       ======       ======     ======      ======    ======
Total return(4)                      9.52%(3)      (4.01)%       13.50%       15.40%       26.04%    (17.12)%     10.58%    6.89%(3)
Ratios/Supplemental Data:
     Net Assets, End of
       Period $(000)                 1,152         1,416        6,064         7,354        3,732       5,552     15,241   19,097
     Ratios of Expenses to
      Average Net Assets(1)          0.80%(2)       0.80%        0.80%         0.80%        0.80%       0.80%      0.78%    0.62%(2)
     Ratios of Net Investment
      Income to Average Net          5.82%(2)       5.21%        5.16%         5.83%        6.91%      8.813%      6.78%    7.09%(2)
       Assets
     Portfolio Turnover Rate         29.34%        31.63%       81.04%        21.27%       62.20%      48.20%     59.15%   22.80%
----------------------------
*Date commenced operations
(1) Reflects  expenses after waivers of advisory fees and other  expenses  based on net expenses  incurred during the most recent  fiscal year.  Without the  voluntary  waiver of fees,  the expense  ratios for the ten months ended October 31, 1995, the years ended December 31, 1994,  1993,  1992,  1991 and 1990,  would have been 2.49%, 1.26%, 1.20%, 1.26%, 1.66%, 1.40% and 1.44%, respectively.
(2) Annualized.
(3) Total returns for periods of less than one year are not annualized.
(4) Sales load is not reflected in total return.


                        INVESTMENT OBJECTIVE AND POLICIES

         The investment objective of the Fund is to provide capital appreciation and current income. The Fund intends, under normal market conditions, to invest primarily in convertible securities, that is, securities including bonds, debentures, notes or preferred stock that are convertible into common stock, or warrants that provide the owner the right to purchase shares of common stock at a specified price. Convertible securities are initially selected from a universe of approximately 200 securities which are then assessed by HIM on the basis of strict fundamental factors. The Portfolio Management Agent ultimately constructs a portfolio of 25 to 100 convertible securities. The Portfolio Management Agent purchases securities in an effort to establish the proper mix of convertible securities which are positioned to benefit from yield discrepancies, variations in the creditworthiness of issuers, and changes in economic conditions and the outlook for particular companies. The Fund also seeks to diversify among issuers in a manner that will enable the Fund to minimize the volatility of the Fund's net asset value in erratic or declining markets.

                                                       The Fund seeks to provide
                                                       capital appreciation
                                                       and current income.


         Under normal market conditions, the Fund will invest without limitation in convertible securities of U.S. corporations and in Eurodollar securities convertible into common stocks of U.S. corporations which securities are rated "B" or better by Standard & Poor's Corporation ("S&P"), "B" ("b" in the case of preferred stocks) or better by Moody's Investors Service, Inc. ("Moody's") or the equivalent rating from another nationally recognized statistical rating organization at the time of purchase, or, if not rated, considered by the Portfolio Management Agent to be of comparable quality, except that investment in securities rated "B-" by S&P or Moody's will be limited to 15% of its total assets. Up to 5% of the Fund's total assets may be invested in convertible securities that are rated "CCC" by S&P or "Caa" by Moody's at the time of purchase. Securities that are rated "BB" or below by S&P or "Ba" or below by Moody's are "high yield securities", commonly known as junk bonds. By their nature, convertible securities may be more volatile in price than higher rated debt obligations.

         The Fund may also invest up to 35% of its total assets in "synthetic convertibles" created by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., fixed income and the right to acquire equity securities. In addition, the Fund may invest: up to 15% of its total assets in convertible securities offered in "private placements" and other illiquid securities; up to 15% of its total assets in common stocks; and up to 5% of its net assets in warrants. The Fund may purchase and sell index and interest rate futures contracts and covered put and call options on securities and on indices.

         In periods of unusual market conditions, when the Portfolio Management Agent believes that convertible securities would not best serve the Fund's objectives, the Fund may for defensive purposes invest part or all of its total assets in: (a) Government Securities; (b) non-convertible debt obligations of domestic corporations, including bonds, debentures, notes or preferred stock rated "BBB" or better by S&P or "Baa" or better by Moody's at the time of purchase, which ordinarily are less volatile in price than convertible securities and serve to increase diversification of risk; and (c) short-term money market instruments, including U.S. Government, bank and commercial obligations with remaining maturities of thirteen months or less. During such periods, the Fund will continue to seek current income but will put less emphasis on capital appreciation.

         SPECIAL CONSIDERATIONS RELATING TO LOW-RATED AND COMPARABLE UNRATED SECURITIES. Low-rated and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

         The market values of low-rated and comparable unrated securities are less sensitive to interest rate changes but more sensitive to economic changes or individual corporate developments than those of higher-rated securities; they present a higher degree of credit risk and their yields will fluctuate over time. During economic downturns or sustained periods of rising interest rates, the ability of highly leveraged issuers to service debt obligations may be impaired.

         The existence of limited or no established trading markets for low-rated and comparable unrated securities may result in thin trading of such securities, diminish the Fund's ability to dispose of such securities or to obtain accurate market quotations for valuing such securities and calculating net asset value. The responsibility of the Company's Board of Directors to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable objective data available. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of low-rated and comparable unrated securities bonds, especially in a thinly traded market.

         A major economic recession would likely disrupt the market for such securities, adversely affect their value and the ability of issuers to repay principal and pay interest, and result in a higher incidence of defaults.

         The ratings of Moody's and S&P represent the opinions of those organizations as to the quality of securities. Such ratings are relative and subjective, not absolute standards of quality and do not evaluate the market risk of the securities. Although the Fund's Portfolio Management Agent uses these ratings as a criterion for the selection of securities for the Fund, it also relies on its independent analysis to evaluate potential investments for the Fund. The Fund's achievement of its investment objective may be more dependent on the Portfolio Management Agent's credit analysis of low-rated and unrated securities than would be the case for a portfolio of high-rated securities.

         An issue of securities held by the Fund may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In addition, it is possible that Moody's, S&P or another nationally recognized statistical rating organization might not change their ratings in a particular issue in a timely manner to reflect subsequent events. None of these events will require the sale of the securities by the Fund, although the Portfolio Management Agent will consider these events in determining whether the Fund should continue to hold the securities. To the extent that the ratings given by such rating organization for securities may change as a result of changes in the ratings systems or due to corporate reorganization of such rating organization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment objectives and policies of the Fund. The ratings of Moody's and S&P are more fully described in the Statement of Additional Information.

         The average distribution of investments (at market value) by the Fund in portfolio securities, including corporate bonds and commercial paper by ratings for the year ended December 31, 1994 was as follows: AAA, 1.3%; AA, 0%; A, 16.4%; BBB/Baa, 40.7%; BB/Ba, 23.6%; B, 8.4%; CCC, 0.6%; and unrated securities, 0.1%.

                          ----------------------------

         Portfolio securities of the Fund are kept under continuing supervision and changes may be made whenever, in the opinion of the Portfolio Management Agent, a security no longer seems to meet the objective of the Fund. Portfolio changes also may be made to increase or decrease investments in anticipation of changes in security prices in general or to provide funds required for redemptions, distributions to shareholders or other corporate purposes. Neither the length of time a security has been held nor the rate of turnover of the Fund's portfolio is considered a limiting factor on such changes.

                                   -----------

         The Fund may purchase debt obligations that are not rated if, in the opinion of the Portfolio Management Agent, they are of investment quality at least comparable to other rated investments that are permitted by the Fund. After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the Fund to sell such security unless the amount of such security exceeds permissible limits. However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund.

                              INVESTMENT STRATEGIES

         CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Appropriate ratings for the convertible securities purchased by the Fund are provided under "Investment Objective and Policies." Because convertible securities have the characteristics of both fixed-income securities and common stock, they sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security's market price will tend to fluctuate in relation to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities for both producing current income and longer term capital appreciation. Because convertible securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock.

         FLOATING AND VARIABLE RATE INSTRUMENTS. The Fund may purchase instruments having a floating or variable rate of interest. These obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Each Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase.

         A floating or variable rate instrument may be subject to the Fund's percentage limitation on illiquid investments if there is no reliable trading market for the investment or if the Fund may not demand payment of the principal amount within seven days.

         FOREIGN SECURITIES. The Fund may invest in dollar-denominated Eurodollar securities convertible into the common stock of domestic corporations. Investments in foreign securities involve certain considerations that are not typically associated with investing in domestic securities. For example, investments in foreign securities typically involve higher transaction costs than investments in U.S. securities. Foreign investments may have risks associated with currency exchange rates, political instability, less complete financial information about the issuers and less market liquidity. Future political and economic developments, possible imposition of withholding taxes on income, seizure or nationalization of foreign holdings, establishment of exchange controls or the adoption of other governmental restrictions might adversely affect the payment of principal and interest on foreign obligations. In addition, foreign banks and foreign branches of domestic banks may be subject to less stringent reserve requirements and to different accounting, auditing and recordkeeping requirements than domestic banks.

         GOVERNMENT SECURITIES. Government Securities consist of obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises.

         ILLIQUID SECURITIES. The Fund may invest up to 10% of the value of its net assets in securities that are considered illiquid. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose, unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Portfolio Management Agent or Investment Adviser has determined under the supervision and direction of the Company's Board of Directors that an adequate trading market exists for such securities or that market quotations are readily available.

         The Fund may also purchase Rule 144A securities sold to institutional investors without registration under the Securities Act of 1933 and commercial paper issued in reliance upon the exemption in Section 4(2) of the Securities Act of 1933. These securities may be determined to be liquid in accordance with guidelines established by the Portfolio Management Agent or Investment Adviser and approved by the Company's Board of Directors. The Board of Directors will monitor the Portfolio Management Agent's or Investment Adviser's implementation of these guidelines on a periodic basis.

         OPTIONS. The Fund may invest in covered put and covered call options and may write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic security exchanges or over-the-counter.

     See "Investment Strategies" in the Statement of Additional Information.

         INVERSE FLOATING RATE OBLIGATIONS. The Fund may invest in so called "inverse floating rate obligations" or "residual interest" bonds, or other related obligations or certificates structured to have similar features. Such obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term, fixed-rate, tax-exempt obligations.

         INVESTMENT COMPANY SECURITIES. In connection with the management of its daily cash positions, the Fund may invest in securities issued by investment companies that invest from short-term, debt securities (which may include municipal obligations that are exempt from federal income taxes) and which seek to maintain a $1.00 net asset value per share. Securities of investment companies may be acquired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). These limit the Fund so that: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Company as a whole. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

         LETTERS OF CREDIT. Debt obligations, including municipal obligations, certificates of participation, commercial paper and other short-term obligations, may be backed by an irrevocable letter of credit of a bank. Only banks that, in the opinion of the Portfolio Management Agent, are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit-backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets. However, such loans may be made only if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration longer than one year. Any securities that the Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the Distributor.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price. The Fund would pay interest on amounts obtained pursuant to a reverse repurchase agreement.

         The Fund may not enter into a repurchase agreement or reverse repurchase agreements if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements or reverse repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements and reverse repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Company's Board of Directors.

         U.S. GOVERNMENT OBLIGATIONS. U.S. Government Obligations consist of bills, notes and bonds issued by the U.S. Treasury. They are direct obligations of the U.S. Government and differ primarily in the length of their maturities.

         U.S. GOVERNMENT AGENCY AND INSTRUMENTALITY OBLIGATIONS. Obligations of U.S. Government agencies and instrumentalities are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some of these obligations are supported by: (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates); (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association); or (d) the credit of the issuer only. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

         WARRANTS. The Fund may invest up to 5% of its net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities) on securities in which it may invest directly. Warrants represent rights to purchase securities at a specific price valid for a specific period of time.

         WHEN-ISSUED SECURITIES. The Fund may purchase securities (including securities issued pursuant to an initial public offering) on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Fund will make commitments to purchase securities on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date, if deemed advisable. The purchase price and the interest rate that will be received are fixed at the time of the commitment. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price.

                             INVESTMENT LIMITATIONS

         Unless otherwise noted, the Fund's investment objective and related policies and activities of the Fund are not fundamental and may be changed only by the Board of Directors of the Company without the approval of shareholders, provided that, the policy relating to investment company securities is a fundamental investment policy. If there is a change in the Fund's investment of objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

                                                      This section  outlines
                                                      the Fund's policies that
                                                      may  be  changed  only  by
                                                      a majority  vote of
                                                      shareholders.

         As matters of fundamental policy, which may be changed only with approval by the vote of the holders of a majority of the Fund's outstanding voting securities, as described in the Statement of Additional Information, the Fund may not: (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of its investments in that industry would exceed 25% of the current value of its total assets, provided that there is no limitation with respect to investments in municipal obligations (for the purpose of this restriction, private activity bonds shall not be deemed municipal obligations if the payment of principal and interest on such bonds is the ultimate responsibility of non-governmental users) and in obligations of the U.S. Government, its agencies or instrumentalities; (2) invest more than 5% of the current value of its total assets in the securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, except that up to 25% of the value of the total assets of the Fund may be invested without regard to this limitation; (3) purchase securities of an issuer if, as a result, with respect to 75% of its total assets, it would own more than 10% of the voting securities of such issuer; or (4) borrow from banks, except that the Fund may borrow up to 10% of the current value of its total assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 10% of the current value of the Fund's net assets (but investments may not be purchased while borrowings are in excess of 5%). It is also a fundamental policy that the Fund may make loans of portfolio securities. In addition, it is a fundamental policy that the Fund may only invest up to 10% of the current value of its net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days, and securities that are not readily marketable. Although not a matter of fundamental policy, the Fund considers the securities of foreign governments to be a separate industry for purposes of the 25% asset limitation on investments in the securities of issuers conducting their principal business activity in the same industry.

                                   MANAGEMENT

         The Board of Directors has overall responsibility for the conduct of the affairs of the Fund and Company. Each individual listed below is a member of the Company's Board of Directors. The principal occupation of each individual is also listed below.


                               Board of Directors

Edgar R. Fiedler          Vice President and Economic Counsellor, The Conference
                          Board.

C. Gary Gerst             Chairman of the Board of Directors and Trustees; Chair
                          man Emeritus,  La  Salle  Partners,  Ltd. (Real Estate
                          Developer and Manager).

John W. McCarter, Jr.     Senior  Vice  President,  Boozo Allen & Hamilton, Inc.
                          (Consulting Firm); Director of W.W. Grainger, Inc. and
                          A.M. Castle, Inc.

Ernest M. Roth            Consultant;  Retired  Senior  Vice President and Chief
                          Financial Officer, Commonwealth Edison Company.

INVESTMENT ADVISER

         The Fund has entered into an Advisory Contract with Harris Trust. Harris Trust, located at 111 West Monroe Street, Chicago, Illinois, is the successor to the investment banking firm of N.W. Harris & Co. that was organized in 1882 and was incorporated in 1907 under the present name of the bank. It is an Illinois state-chartered bank and a member of the Federal Reserve System. At December 31, 1994, Harris Trust had assets of more than $13 billion and was the largest of 14 banks owned by Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Bankmont Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly traded Canadian banking institution.

                                                            This section high-
                                                            lights the
                                                            experience, services
                                                            offered, and
                                                            compensation of the
                                                            Fund's Adviser.

         As of December 31, 1994, Harris Trust managed more than $8 billion in personal trust assets, and acted as custodian of more than $151 billion in assets.

         With respect to the Fund, the Advisory Contract provides that Harris Trust is responsible for the supervision and oversight of the Portfolio Management Agent's performance (as discussed below).

         For all its services under the Advisory Contract with the Fund, Harris Trust is entitled to receive a monthly advisory fees at the annual rate of 0.70%, of the average daily net assets of the Fund. For the fiscal year ended December 31, 1994, Harris Trust received fees, after waivers, at the effective rate of 0.27% of the average daily net assets of the Fund. Harris Trust expects to receive, after waivers, an advisory fee at the annual rate of 0.27% of the average daily net assets of the Fund for the current fiscal year.

PORTFOLIO MANAGEMENT AGENT

         Harris Trust has entered into a Portfolio Management Contract with Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") under which HIM undertakes to furnish investment guidance and policy direction in connection with the daily portfolio management of the Fund. For the services provided by HIM, Harris Trust will pay to HIM the advisory fees it receives from the Fund. As of June 30, 1995, HIM managed an estimated $13.8 billion in assets.

         Purchase and sale orders of the securities held by the Fund may be combined with those of other accounts that HIM manages, and for which it has brokerage placement authority, in the interest of seeking the most favorable overall net results. When HIM determines that a particular security should be bought or sold for the Fund and other accounts managed by HIM, HIM undertakes to allocate those transactions among the participants equitably.

PORTFOLIO MANAGEMENT

         The organizational arrangements of the Investment Adviser and the Portfolio Management Agent require that all investment decisions be made by a committee and no one person is responsible for making recommendations to that committee.

GLASS-STEAGALL ACT

         The  Glass-Steagall  Act,  among  other  things,   generally  prohibits
federally chartered or supervised banks from engaging to any extent in the business of issuing, underwriting, selling or distributing securities, although subsidiaries of bank holding companies such as Harris Trust and HIM are permitted to purchase and sell securities upon the order and for the account of their customers.

         It is the position of Harris Trust and HIM that they may perform the services contemplated by the Advisory Contract, the Portfolio Management Contract and this Prospectus without violation of the Glass-Steagall Act or other applicable federal banking laws or regulations. It is noted, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in federal statutes or regulations and judicial or administrative decisions or interpretations thereof, could prevent Harris Trust or HIM from continuing to perform, in whole or in part, such services. If Harris Trust or HIM were prohibited from performing any of such services, it is expected that the Board of Directors of the Company would recommend to the Fund's shareholders that they approve new agreements with another entity or entities qualified to perform such services and selected by the Board of Directors.

         To the extent permitted by the Commission, the Fund may pay brokerage commissions to certain affiliated persons. No such commission payments were made during the last fiscal year by the Fund.

ADMINISTRATORS, CUSTODIAN AND TRANSFER AGENT

         First Data Investor Services Group, Inc. (formerly known as The Shareholder Services Group, Inc.) ("First Data" or the "Administrator") and PFPC Inc. ("PFPC" or the "Administrator and Accounting Services Agent") (collectively, the "Administrators") serve as the administrators of the Fund. In such capacity, the Administrators generally assist the Fund in all aspects of their administration and operation. PFPC also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent").

                                                             These service
                                                             providers are
                                                             responsible for
                                                             maintaining the
                                                             books and records
                                                              of the Fund, hand-
                                                             ling compliance and
                                                             regulatory issues,
                                                             processing buy/sell
                                                             orders, customer
                                                             service and the
                                                             safekeeping of
                                                             securities.

         PNC Bank, N.A. (the "Custodian") serves as custodian of the assets of the Fund. PFPC and the Custodian are indirect, wholly-owned subsidiaries of PNC Bank Corp.

         As compensation for their services, the Administrators, the Custodian, and the Transfer Agent are entitled to receive a combined fee based on the aggregate average daily net assets of the Fund and certain other investment portfolios managed by the Investment Adviser and Portfolio Management Agent, payable monthly at an annual rate of .17% of the first $300 million of average daily net assets; 15% of the next $300 million; and .13% of average net assets in excess of $600 million. In addition, a separate fee is charged by PFPC for certain retail transfer agent services and for various custody transactional charges.

DISTRIBUTOR

         Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility for distributing shares of the Fund. The Distributor bears the cost of printing and mailing prospectuses to potential investors and any advertising expenses incurred by it in connection with the distribution of the Fund, subject to the terms of the Service Plan described below, pursuant to contractual arrangements between the Company and the Distributor and approved by the Board of Directors of the Company.

                                                          The Distributor under-
                                                          writes the Fund's
                                                          shares which are
                                                          then available
                                                          for  purchase or
                                                          redemption.

         See "Management" and "Custodian" in the Statement of Additional Information for additional information regarding the Fund's Investment Adviser, Portfolio Management Agent, Administrators, Custodian, Transfer Agent and Distributor.

EXPENSES

         Except for certain expenses borne by the Distributor, Harris Trust and HIM, the Company each bears all costs of its operations, including the compensation of its Directors who are not affiliated with Harris Trust, HIM or the Distributor or any of their affiliates; advisory and administration fees; payments pursuant to the Service Plan; interest charges; taxes; fees and expenses of its independent accountants, legal counsel, transfer agent and dividend disbursing agent; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to the Service Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio securities transactions; fees and expenses of the Fund's custodian including those for keeping books and accounts and calculating the net asset value per share of the Fund; expenses of shareholders' meetings and meetings of Board of Directors; expenses relating to the issuance, registration and qualification of shares of the Fund; pricing services; organizational expenses; and any extraordinary expenses. Expenses attributable to the Fund are charged against the assets of the Fund. Other general expenses of the Company are allocated among the investment portfolios of the Company in an equitable manner as determined by the Board of Directors.

                        DETERMINATION OF NET ASSET VALUE

         Net asset value per share for the Fund is determined on each day that the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Philadelphia (the "Fed") are open for trading. For a list of the days on which the net asset value will not be determined, see "Determination of Net Asset Value" in the Statement of Additional Information. The net asset value per share of the Fund is determined by dividing the value of the total assets of the Fund less all of its liabilities by the total number of outstanding shares of the Fund.

                                                           The Net Asset Value
                                                           (NAV) is the price or
                                                           value of one share of
                                                           the Fund.

        The net asset value per share of the Fund is determined at the close of regular trading on the NYSE on each day the Fund is open for business. The value of securities of the Fund (other than bonds and debt obligations maturing in 60 days or less) is determined based on the last sale price on the principal exchange on which the securities are traded as of the close of regular trading on the NYSE (which is currently 4:00 P.M., New York City time). In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets are valued at closing over-the-counter bid prices. Bonds are valued at the mean of the last bid and asked prices. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event as well as in those instances where prices of securities are not readily available, the fair value of those securities will be determined in good faith by or under the direction of the Board of Directors. Prices used for valuations of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost when the Company's Board of Directors has determined that amortized cost valuation represents fair value.

                               PURCHASE OF SHARES

         Shares of the Fund may be purchased through authorized broker/dealers, financial institutions and service agents ("Institutions") on any day the NYSE and the Fed are open for business. Individual investors will purchase all shares directly through Institutions which will transmit purchase orders directly to the Distributor. Institutions are responsible for the prompt transmission of purchase, exchange or redemption orders, and may independently establish and charge additional fees to their customers for such services, which would reduce the customers' yield or return. No minimum initial or subsequent investment limitations have been imposed. Each Institution through which shares may be purchased may establish its own terms with respect to the requirement of a minimum initial investment and minimum subsequent investments.

                                                        Contact your broker,
                                                        financial institution
                                                        or service agent for
                                                        answers to any questions
                                                        you may have about
                                                        purchasing shares.

         The Company reserves the right to reject any purchase order. All funds, net of sales charge, if any, will be invested in full and fractional shares. Checks will be accepted for the purchase of the Fund's shares subject to collection at full face value in U.S. dollars. Inquiries may be directed to the Fund at the address and telephone number on the cover of this Prospectus.

         Purchase orders for shares of the Fund received in good order by the Distributor prior to the close of regular trading (4:00 P.M., New York City time) on the NYSE will be executed at the offering price, which includes a sales charge, next determined on that day. Orders placed directly with the Distributor must be paid for by check or bank wire on the next business day. Payment for the shares purchased through an Institution will not be due until settlement date, normally three business days after the order has been executed.

         When shares of the Fund are purchased through an Institution, the Distributor reallows a portion of the sales charge. No sales charge will be assessed on the reinvestment of distributions.

                                                     Although  shares of the
                                                     Fund are sold with a sales
                                                     load of up to 4.50%,
                                                     there are a number of
                                                     ways to reduce the
                                                     sales load.

         Sales charges for shares of the Fund are as follows:

                                                   SALES      SALES CHARGE AS % OF       DEALER ALLOWANCE AS %
              AMOUNT OF PURCHASE                   CHARGE      NET AMOUNT INVESTED         OF OFFERING PRICE
              ------------------                   ------         ---------------            --------------
Less than $100,000                                  4.50%              4.71%                     4.25%
$100,000 up to (but less than) $200,000             4.00               4.17                      3.75
$200,000 up to (but less than) $400,000             3.50               3.63                      3.25
$400,000 up to (but less than) $600,000             2.50               2.56                      2.25
$600,000 up to (but less than) $800,000             2.00               2.04                      1.75
$800,000 up to (but less than) $1,000,000           1.00               1.01                      0.75
$1,000,000 and over                                  .00                .00                       .00

         No sales charge will be assessed on purchases by (a) any bank, trust company, or other institution acting on behalf of its fiduciary customer accounts or any other trust account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code")); (b) individuals with an investment account or relationship with HIM; (c) directors and officers of the Company; (d) directors, current and retired employees of Harris Bankcorp, Inc. or any of its affiliates and the immediate family members of such individuals (spouses and children under 21); (e) brokers, dealers, and agents who have a sales agreement with the Distributor, and their employees (and the immediate family members of such individuals); and (f) financial institutions, financial planners, employee benefit plan consultants or registered investment advisers acting for the accounts of their clients.

         Depending upon the terms of the particular customer account, financial services institutions, including Harris Trust and HIM, may charge account fees for automatic investment and other cash management services which they provide, including, for example, account maintenance fees, compensating balance requirements, or fees based upon account transactions, assets, or income. This Prospectus should be read in connection with any information received from financial services institutions.

         The Right of Accumulation allows an investor to combine the amount being invested in shares of the Fund, Class A Shares of the non-money market funds of the Harris Insight Funds Trust and the Company with the total net asset value of the Fund's shares and Class A Shares of such funds currently being purchased or already owned to determine reduced sales charges in accordance with the above sales charge schedule. To obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge, and confirmation of the order is subject to such verification. The Right of Accumulation may be modified or discontinued at any time by the Fund with respect to all shares purchased thereafter.

         A Letter of Intent allows an investor to purchase shares of the Fund and Class A Shares of the non-money market funds of the Harris Insight Funds

Trust and the Company over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus the total net asset value of the Fund's shares and Class A Shares of such funds already owned pursuant to the terms of the letter. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment. If such amount is not invested within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid.

                              REDEMPTION OF SHARES

         Shares may be redeemed at their next determined net asset value after receipt of a proper request by the Distributor directly or through any Institution. See page _______

         There is no charge for redemption transactions, but an Institution may charge an account-based service fee. Redemption orders received by an Institution before the close of the NYSE with respect to shares of the Fund and received by the Distributor before the close of business on the same day will be executed at the Fund's net asset value per share next determined on that day. Redemption orders received by an Institution after the close of the NYSE, or not received by the Distributor prior to the close of business, will be executed at the Fund's net asset value next determined on the next business day.

                                                           There is no  charge
                                                           by the Fund for
                                                           redemptions, although
                                                           Institutions  may
                                                           charge an account-
                                                           based service fee.

         Redemption orders for the Fund that are received in good order by 4:00 P.M. (New York City time) will normally be remitted within five business days but not more than seven days. In the case of a redemption request made shortly after a recent purchase, the redemption proceeds will be distributed upon the clearance of the shareholder's check used to purchase the Fund's shares which may take up to 15 days or more after the investment. The proceeds may be more or less than cost and, therefore, a redemption may result in a gain or loss for federal income tax purposes. Payment of redemption proceeds may be made in readily marketable securities.

REDEMPTION THROUGH INSTITUTIONS

         Proceeds of redemptions made through authorized Institutions will be credited to the shareholder's account with the Institution. A redeeming shareholder may request a check from the Institution or may elect to retain the redemption proceeds in such shareholder's account. The Institution may benefit from the use of the redemption proceeds prior to the clearance of a check issued to a redeeming shareholder for the proceeds or prior to disbursement or reinvestment of the proceeds on behalf of the shareholder.

         Because of the high cost of maintaining small accounts, the Company with reserves the right to involuntarily redeem accounts on behalf of shareholders whose share balances fall below $500 unless this balance condition results from a decline in the market value of the Fund's assets. Prior to such a redemption, a shareholder will be notified in writing and permitted 30 days to make additional investments to raise the account balance to the specified minimum.

                               EXCHANGE PRIVILEGE

         Shares of the Fund that have been held for seven days or more may be exchanged for Class A Shares of any other fund of the Company or the Harris Insight Funds Trust in an identically registered account, provided the shares of the fund to be acquired are registered for sale in the shareholder's state of residence, on the following terms: Shares of the Fund and Class A Shares of non-money market funds of the Harris Insight Funds Trust and the Company may be exchanged for shares of one another and for Class A Shares of each of the money market funds of the Company, all at respective net asset values. In addition, shares of a fund that have been exchanged pursuant to these privileges may be re-exchanged at respective net asset values of the class of shares of the fund in which they were originally invested upon notification.

                                                      Once you have held
                                                      shares for 7 days or more,
                                                      you can exchange these
                                                      shares for other eligible
                                                      Harris Insight
                                                      Fund Shares

         Procedures applicable to redemption of the Fund's shares are also applicable to exchanging shares. The Company reserves the right to limit the number of times shares may be exchanged, to reject any telephone exchange order or otherwise to modify or discontinue exchange privileges at any time upon 60 days written notice. A capital gain or loss for tax purposes may be realized upon an exchange, depending upon the cost or other basis of shares redeemed.

                                  SERVICE PLAN

         Under the Fund's Service Plan, the Fund bears the costs and expenses in connection with advertising and marketing its shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisers, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate up to 0.25% per annum of the average daily net asset value of the Fund's shares. However, Harris Trust or HIM, in lieu of the Fund, from time to time in its sole discretion, may volunteer to bear the costs of such fees to certain Service Agents. The Administrators and the Distributor may act as Service Agents and receive fees under the Service Plan.

                                                        The Service Plan for the
                                                        Fund allow the Fund
                                                        to pay Service Agents
                                                        for certain servicing
                                                        activities provided
                                                        to their customers.

         In addition to such fees, up to 0.05% per annum of the average daily net asset value of the Fund may be paid to Service Agents for such services by the Administrators out of their administration fee, past profits or any other sources available to them. In addition to the fees paid by the Fund, the Fund may, pursuant to the Service Plan, defray all or part of the cost of preparing and printing brochures and other promotional materials and of delivering prospectuses and those materials to prospective shareholders of the Fund by paying on an annual basis up to the greater of $100,000 or 0.05% of the net asset value of the Fund's shares (but not in any case greater than such costs). For more information concerning expenses pursuant to the Service Plan, see "Management."

         Servicing activities provided by Service Agents to their customers investing in the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options, account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires, distribution and such other services as the Fund may request, to the extent the Service Agent is permitted to do so by applicable statute, rule or regulation.

                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from net investment income of the Fund will be declared and paid quarterly. The Fund's net taxable capital gains, if any, will be distributed at least annually (to the extent required to avoid imposition of the 4% excise tax described below). Dividends and distributions paid by the Fund will be invested in additional shares of the Fund at net asset value and credited to the shareholder's account on the payment date or, at the shareholder's election, paid in cash. Dividend checks and Statements of Account will be mailed approximately two business days after the payment date. The Fund will forward to the Transfer Agent the monies for dividends to be paid in cash on the payment date.

                                                              The Fund declares
                                                              and pays dividends
                                                              quarterly.


                              FEDERAL INCOME TAXES

         The Fund (and each of the other investment portfolios of the Company) will be treated as a separate entity for tax purposes and thus the provisions of the Internal Revenue Code (the "Code") generally will be applied to the Fund separately, rather than to the Company as a whole. As a result, net capital gains, net investment income, and operating expenses will be determined separately for the Fund. The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Code. As a portfolio of a regulated investment company, the Fund will not be subject to federal income taxes with respect to net investment income and net capital gains distributed to its shareholders, as long as it distributes 90% or more of its net investment income (including net short-term capital gains) each year.

         Distributions of net long-term capital gains, if any, will be taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long the shareholder has held the shares, and will not qualify for the dividends-received deductions.

         A taxable gain or loss may also be realized by a holder of shares in the Fund upon the redemption or transfer of shares depending on the tax basis of the shares and their price at the time of the transaction. Any loss realized on a sale or exchange of shares of the Fund will be disallowed to the extent shares are acquired within the 61-day period beginning 30 days before and ending 30 days after disposition of the shares.

         The Company will be required to withhold, subject to certain exemptions, a portion (currently, 31%) from dividends paid or credited to individual shareholders and from redemption proceeds, if a correct taxpayer identification number, certified when required, is not on file with the Company or Transfer Agent.

                                ACCOUNT SERVICES

         Shareholders receive a Statement of Account whenever a share transaction, dividend or capital gain distribution is effected in the accounts, or at least annually. Shareholders an write or call the Company at the address and telephone number on page one of this Prospectus with any questions relating to their investment in shares of the Fund.

                         ORGANIZATION AND CAPITAL STOCK

         The Company, which was incorporated in Maryland on September 16, 1987, is a diversified, open-end management investment company. The authorized capital stock of the Company consists of 10,000,000,000 shares having a par value of $.001 per share. Currently, the Company has six portfolios in operation. The Board has authorized the Intermediate Bond Fund to issue one class of shares. In the future, the Board of Directors of the Company may authorize the issuance of shares of additional investment portfolios and additional classes of shares of any portfolio.

         All shares of the Company have equal voting rights and the shares of each will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. A more detailed statement of the voting rights of shareholders is contained in the Statement of Additional Information. All shares of the Company, when issued, will be fully paid and non-assessable.

         As of November 15, 1995, Harris Trust held of record 32,388 shares, equal to 26.8% of the outstanding shares of the Fund. Harris Trust has indicated that it holds its shares on behalf of various client accounts and not as beneficial owner.

         The Company may dispense with annual meetings of shareholders in any year in which Directors are not required to be elected by shareholders. The Board of Directors of the Company, when requested by at least 10% of the Company's outstanding shares, will call a meeting of shareholders for the purpose of voting upon the question of removal of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

                             REPORTS TO SHAREHOLDERS

         The fiscal year of the Company ends on December 31. The Company will send to its shareholders a semi-annual report showing the investments held by the Fund and other information (including unaudited financial statements) pertaining to the Company. An annual report, containing financial statements audited by independent accountants, is also sent to shareholders.

                      CALCULATION OF YIELD AND TOTAL RETURN

         From time to time the Fund may advertise its yield, tax-equivalent yield and "total return." "Total return" refers to the amount an investment in shares of the Fund would have earned, including any increase or decrease in net asset value, over a specified period of time and assumes the payment of the maximum sales load and the reinvestment of all dividends and distributions. The total return of the Fund shows what an investment in shares of the Fund would have earned over a specified period of time (such as one, five or ten years or the period of time since commencement of operations, if shorter) assuming the payment of the maximum sales loads when the investment was first made and that all distributions and dividends by the Fund were reinvested on their reinvestment dates during the period less all recurring fees. When the Fund compares its total return to that of other mutual funds or relevant indices, its total return may also be computed without reflecting the sales load so long as the sales load is stated separately in connection with the comparison.

         The yield of the Fund refers to the income generated by an investment in shares of the Fund over a 30-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during the 30-day period is assumed to be earned and reinvested at a constant rate and compounded semi-annually. The annualized income is then shown as a percentage of the investment.

         The Fund's performance figures for a class of shares represent past performance, will fluctuate and should not be considered as representative of future results. The yield of any investment is generally a function of portfolio quality and maturity, type of instrument and operating expenses.

INVESTMENT ADVISER                              DISTRIBUTOR
Harris Trust & Savings Bank                     Funds Distributor, Inc.
111 West Monroe Street                          One Exchange Place
Chicago, Illinois 60603                         Boston, Massachusetts 02109

PORTFOLIO MANAGEMENT AGENT                      CUSTODIAN
HARRIS INVESTMENT MANAGEMENT, INC.              PNC Bank, N.A.
190 South LaSalle Street                        Broad and Chestnut Streets
Chicago, Illinois 60603                         Philadelphia, Pennsylvania 19101

ADMINISTRATORS                                  TRANSFER AGENT AND
First Data Investor Services Group, Inc.        DIVIDEND DISBURSING AGENT
53 State Street                                 PFPC Inc.
Boston, Massachusetts 02109                     P.O. Box 8950
                                                Wilmington, Delaware 19885
PFPC Inc.
103 Bellevue Parkway                            INDEPENDENT ACCOUNTANTS
Wilmington, Delaware 19809                      Price Waterhouse LLP
                                                Philadelphia, Pennsylvania

                                                LEGAL COUNSEL
                                                Bell, Boyd & Lloyd
                                                Chicago, Illinois













Information   contained  herein  is  subject  to  completion  or
amendment.   A
registration statement relating to these securities has been filed with the
Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional
Information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there by any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.




                              Subject to Completion
     Preliminary Statement of Additional Information dated
___________, 1995

                              HARRIS INSIGHT FUNDS

                 One Exchange Place, Boston, Massachusetts 02109
                            Telephone: (800) 982-8782

         The Harris Insight Funds Trust (the "Trust) is an open-end, diversified management investment company that currently offers a selection of eleven investment portfolios. HT Insight Funds, Inc. (the "Company") is an open-end, diversified management investment company that currently offers six investment portfolios. The eleven portfolios of the Trust and five of the six portfolios of the Company (collectively, the "Funds") are detailed in this Statement of
Additional Information. The investment objectives of the Funds are described in the Prospectus.
See "Investment Objectives and Policies." The Funds are as follows:

         o Harris Insight Equity Fund (the "Equity Fund")

         o Harris Insight Equity Income Fund (the "Equity Income
Fund")

         o Harris Insight Growth Fund (the "Growth Fund")

         o Harris Insight Small-Cap Opportunity Fund (the "Small-
Cap Fund")

         o Harris Insight Index Fund (the "Index Fund")

         o Harris Insight International Fund (the "International
Fund")

         o Harris Insight Balanced Fund (the "Balanced Fund")

         o Harris Insight Convertible Securities Fund (the
"Convertible
           Securities Fund")

         o Harris Insight Intermediate Bond Fund (the
"Intermediate Bond
           Fund")

         o Harris Insight Bond Fund (the "Bond Fund")

         o Harris Insight Intermediate Government Bond Fund (the
"Government
           Fund")

         o Harris Insight Intermediate Tax-Exempt Bond Fund (the
           "Intermediate Tax-Exempt Fund")

         o Harris Insight Tax-Exempt Bond Fund (the "Tax-Exempt
Fund")

         o Harris Insight Government Money Market Fund (the
"Government Money
           Fund")

         o Harris Insight Money Market Fund (the "Money Fund")

         o Harris Insight Tax-Exempt Money Market Fund (the "Tax-
Exempt Money
           Fund")

         Each of the Trust's  eleven  Funds has two  classes of
shares,  Class A
Shares and Institutional  Shares.  Two of the Company's Funds also each have two
classes of shares, Class A Shares and Institutional  Shares. The remaining three
Funds of the Company described in this Statement of Additional
Information,  the
Government   Money  Fund,  the  Money  Fund  and  the   Tax-Exempt
Money  Fund
(collectively, the "Money Market Funds") each have three classes of Shares,
Class A, Class B and Institutional Shares.

         This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Funds' related Prospectuses dated ___________, 1995 and any supplement thereto (the
"Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's and the Trust's principal underwriter, Funds Distributor, Inc., by writing or calling the Funds at the address or telephone number given above.


TABLE OF CONTENTS

         Investment Strategies.............
Capital Stock.......................
         Ratings...........................
Other...............................
         Investment Restrictions
Custodian...........................
         Management........................
Independent Accountants.............
         Service Plans.....................
Experts.............................
         Calculation of Yield and
Financial Statements................
           Total Return....................
Unaudited Financial Statements
         Determination of Net
for the Ten Months Ended.......
           Asset Value ....................
October 31, 1995..................
         Portfolio Transactions.....
Appendix...........................
         Federal Income Taxes..............


INVESTMENT STRATEGIES

         ASSET-BACKED SECURITIES. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

         The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of the asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved.

         CONVERTIBLE SECURITIES. Because they have the characteristics of both fixed-income securities and common stock, convertible securities sometimes are called "hybrid" securities. Convertible bonds, debentures and notes are debt obligations offering a stated interest rate; convertible preferred stocks are senior securities offering a stated dividend rate. Convertible securities will at times be priced in the market like other fixed income securities: that is, their prices will tend to rise when interest rates decline and will tend to fall when interest rates rise. However, because a convertible security provides an option to the holder to exchange the security for either a specified number of the issuer's common shares at a stated price per share or the cash value of such common shares, the security market price will tend to fluctuate in relationship to the price of the common shares into which it is convertible. Thus, convertible securities ordinarily will provide opportunities both for producing current income and longer-term capital appreciation.
Because  convertible
securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable
unrated securities
tend to react less to  fluctuations  in  interest  rate  levels than the market
values of higher-rated  securities,  the market values of certain low-rated and
comparable  unrated  securities  also tend to be
more  sensitive to  individual  corporate  developments  and changes in economic
conditions than higher-rated securities.  In addition,  low-rated securities and
comparable unrated securities  generally present a higher degree of credit risk,
and yields on such securities will fluctuate over time. Issuers of low-rated and
comparable  unrated  securities are often highly leveraged and may not have more
traditional  methods of  financing  available  to them so that their  ability to
service their debt obligations  during an economic  downturn or during sustained
periods  of  rising  interest  rates  may be  impaired.  The risk of loss due to
default  by  such  issuers  is  significantly   greater  because
low-rated  and
comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as a Fund.
If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Trust's Board of Trustees or the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, a Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS.  The Portfolio
Management Agent
(or the Investment Adviser with respect to the Tax-Exempt Money Fund) will monitor, on an ongoing basis, the ability of an issuer of a Floating or Variable
Rate demand  instrument to pay principal and interest on demand.
A Fund's right
to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Funds' custodian subject to a sub-custodian agreement between the bank and the Funds' custodian.

         The floating and variable rate obligations that the Funds may purchase include certificates of participation in such obligations purchased from banks.
A certificate of participation gives a Fund an undivided interest in the underlying obligations in the proportion that the Fund's interest bears to the total principal amount of the obligation. Certain certificates of participation may carry a demand feature that would permit the holder to tender them back to the issuer prior to maturity. The Money Market Funds may invest in certificates of participation even if the underlying obligations carry stated maturities in excess of thirteen months upon compliance with certain conditions contained in a rule of the Securities and Exchange Commission (the "Commission"). The income received on certificates of participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN  SECURITIES.  As  discussed  in the  Prospectus,
investing  in
foreign securities  generally represents a greater degree of risk than investing
in  domestic  securities,  due to  possible  exchange  rate
fluctuations,  less
publicly  available   information,   more  volatile  markets,
less  securities
regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

          The International Fund may purchase non-dollar securities denominated in the currency of countries where the interest rate environment as well as the general economic climate provide an opportunity for declining interest rates and currency appreciation. If interest rates decline, such non-dollar securities will appreciate in value. If the currency also appreciates against the dollar, the total investment in such non-dollar securities would be enhanced further.
(For example, if United Kingdom bonds yield 14% during a year when interest rates decline causing the bonds to appreciate by 5% and the pound rises 3% versus the dollar, then the annual total return of such bonds would be 22%. This example is illustrative only.) Conversely, a rise in interest rates or decline in currency exchange rates would adversely affect the Fund's return.

         Investments in non-dollar securities are evaluated primarily on the strength of a particular currency against the dollar and on the interest rate climate of that country. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data. In addition to the foregoing, interest rates are evaluated on the basis of differentials or anomalies that may exist between different countries.

         FORWARD CONTRACTS. Forward Contracts may be entered into by the Equity
Fund,  the Equity Income Fund,  the Growth Fund,  the Small-Cap
Fund, the Index
Fund, the

International Fund and the Balanced Fund (collectively, the "equity Funds") for hedging purposes as well as for non-hedging purposes. Forward Contracts may also be entered into for "cross hedging" as noted in the Prospectus. Transactions in
Forward Contracts entered into for hedging purposes will include forward purchases or sales of foreign currencies for the purpose of protecting the dollar value of securities denominated in a foreign currency or protecting the dollar equivalent of interest or dividends to be paid on such securities. By entering into such transactions, however, the Fund may be required to forego the benefits of advantageous changes in exchange rates. A Fund may also enter into transactions in Forward Contracts for other than hedging purposes which presents greater profit potential but also involves increased risk. For example, if the
Adviser believes that the value of a particular foreign currency will increase or decrease relative to the value of the U.S. dollar, a Fund may purchase or sell such currency, respectively, through a Forward Contract.
If the expected
changes in the value of the currency occur, a Fund will realize profits which will increase its gross income. Where exchange rates do not move in the direction or to the extent anticipated, however, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative.

         The equity Funds have established procedures consistent with statements by the Commission and its staff regarding the use of Forward Contracts by registered investment companies, which require the use of segregated assets or
"cover" in connection with the purchase and sale of such contracts. In those instances in which a Fund satisfies this requirement through segregation of assets, it will maintain, in a segregated account, cash, cash equivalents or high grade debt securities, which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.

         GOVERNMENT  SECURITIES.  Government  Securities  consist
of obligations
issued or guaranteed by the U.S. Government, its agencies,
instrumentalities or
sponsored enterprises.  Obligations of the United States
Government agencies and
instrumentalities    are   debt    securities    issued   by
United    States
Government-sponsored enterprises and federal agencies. Some of these obligations
are supported  by: (a) the full faith and credit of the United
States  Treasury
(such as Government National Mortgage Association  participation certificates);
(b) the  limited  authority  of the  issuer to  borrow  from the
United  States
Treasury  (such  as  securities  of  the  Federal  Home  Loan
Bank);   (c)  the
discretionary  authority of the United  States  Government  to purchase  certain
obligations (such as securities of the Federal National  Mortgage
Association);
or (d) the credit of the issuer only. In the case of  obligations not backed by
the full  faith  and  credit  of the  United  States,  the
investor  must  look
principally  to the agency issuing or  guaranteeing  the
obligation for ultimate
repayment.  In cases  where  United  States  Government  support of  agencies or
instrumentalities  is  discretionary,  no assurance can be given that the United
States  Government  will  provide  financial  support,  since it is not lawfully
obligated to do so.

         INTEREST RATE FUTURES CONTRACTS AND RELATED OPTIONS. All equity Funds, the Convertible Securities Bond Fund, the Bond Fund, the Government Fund, the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in interest rate futures contracts and options on such contracts that are traded on a domestic exchange or board of trade. Such investments may be made by a Fund solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates and market conditions, and not for purposes of speculation. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term United States Treasury Bonds, ten-year
United States Treasury Notes, three-month U.S. Treasury Bills and three-month domestic bank certificates of deposit. Other financial futures contracts may be developed and traded. The purpose of the acquisition or sale of an interest rate futures contract by a Fund, as the holder of municipal or other debt securities, is to protect the Fund from fluctuations in interest rates on securities without actually buying or selling such securities.

         Unlike the purchase or sale of a security, no consideration is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a
Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied.
Subsequent payments, known as variation margin, to and from the broker, will be made on a daily basis as the price of the index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-market. At any time prior to the expiration of the contract, a
Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the futures contract.

         A Fund may not purchase or sell futures  contracts or
purchase  options
on futures contracts if, immediately thereafter,  more than one-
third of its net
assets  would be  hedged,  or the sum of the  amount of margin deposits  on the
Fund's existing futures  contracts and premiums paid for options would exceed 5%
of the  value of the  Fund's  total  assets.  When a Fund  enters into  futures
contracts to purchase an index or debt  security or purchase  call options,  an
amount of cash, U.S.  government  securities or other high grade debt securities
equal to the notional market value of the underlying  contract will be deposited
and   maintained  in  a  segregated   account  with  the  Fund's
custodian  to
collateralize the positions, thereby insuring that the use of the contract is unleveraged.

         Although a Fund will enter into futures contracts only if an active market exists for such contracts, there can be no assurance that an active market will exist for the contract at any particular time. Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.
It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee the price of municipal bonds or of other debt securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of municipal bonds or other debt securities held in its portfolio and rates decrease instead, the Fund will lose part or all of the benefit of the increased value of the securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In addition, the ability of a Fund to trade in futures contracts and options on futures contracts may be materially limited by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. See "Federal Income Taxes" below.

         A Fund may purchase put and call options on interest rate futures contracts which are traded on a domestic exchange or board of trade as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected.

         Options on futures contracts, as contrasted with the direct investment in such contracts, give the purchaser the right, in return for the premium paid, to assume a position in futures contracts at a specified exercise price at any time prior to the expiration date of the options. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.
The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option
(plus  transaction
costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a Fund.

         There are several risks in connection with the use of interest rate futures contracts and options on such futures contracts as hedging devices.
Successful  use of  these  derivative
securities by a Fund is subject to the Portfolio Management Agent's ability to predict correctly movements in the direction of interest rates. Such predictions involve skills and techniques which may be different from those involved in the management of long-term municipal bond portfolio. There can be no assurance that there will be a correlation between price movements in interest rate futures, or related options, on the one hand, and price movements in the municipal bond or other debt securities which are the subject to the hedge, on the other hand.
Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market, therefore, there can be no assurance that a liquid market will exist for the contract or the option at any particular time. Consequently, a Fund may realize a loss on a futures contract that is not offset by an increase in the price of the municipal bonds or other debt securities being hedged or may not be able to close a futures position in the event of adverse price movements. Any income earned from transactions in futures contracts and options on futures contracts will be taxable. Accordingly, it is anticipated that such investments will be made only in unusual circumstances, such as when the Portfolio Management Agent anticipates an extreme change in interest rates or market conditions.

         See additional risk disclosure below under "Index Futures
Contracts and
Options on Index Futures Contracts".

         LETTERS OF CREDIT. Debt obligations,  including municipal
obligations,
certificates   of   participation,   commercial   paper  and
other   short-term
obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio
Management Agent or the Investment Adviser with respect to the Tax-Exempt Money
Fund, are of investment quality comparable to other permitted investments of a
Fund, may be used for letter of credit backed investments.

         LOANS OF  PORTFOLIO  SECURITIES.  Each Fund,  except  the
Money  Market
Funds, may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned
(including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. No Fund will enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the
Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by a

Fund will be subject to termination at the Fund's or the borrower's option. Each
Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Trust, the Investment Adviser, the Portfolio
Management Agent, the Investment Sub-Adviser or the Distributor.

         MORTGAGE-RELATED  SECURITIES.  All equity Funds, the
Intermediate  Bond
Fund,  the Bond  Fund and the  Government  Fund may  invest  in mortgage-backed
securities,   including   collateralized   mortgage   obligations
("CMOs")  and
Government Stripped Mortgage-Backed Securities. The Government Fund may purchase such securities only if they represent interests in an asset-backed trust collateralized by the Government National Mortgage Association ("GNMA"), the
Federal  National  Mortgage  Association  ("FNMA"),  or the
Federal  Home  Loan
Mortgage Corporation ("FHLMC").

         CMOs are types of bonds secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. To the extent that CMOs are considered to be investment companies, investments in such
CMOs will be subject to the percentage limitations described under "Investment
Company Securities" in the Prospectus.

         Government  Stripped  Mortgage-Backed  Securities  are
mortgage-backed
securities  issued or  guaranteed  by GNMA,  FNMA,  or FHLMC.
These  securities
represent   beneficial   ownership   interests  in  either
periodic   principal
distributions ("principal-only") or interest distributions ("interest-only") on mortgage-backed certificates issued by GNMA, FNMA or FHLMC, as the case may be.
The certificates underlying the Government Stripped Mortgage-Backed Securities represent all or part of the beneficial interest in pools of mortgage loans.

         Mortgage-backed securities provide a monthly payment consisting of interest and principal payments. Additional payments may be made out of unscheduled repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Prepayments of principal on mortgage-related securities may tend to increase due to refinancing of mortgages as interest rates decline. Prompt payment of principal and interest on GNMA mortgage pass-through certificates is backed by the full faith and credit of the United States. FNMA guaranteed mortgage pass-through certificates and FHLMC participation certificates are solely the obligations of those entities but are supported by the discretionary authority of the U.S. Government to purchase the agencies' obligations.

         Investments  in  interest-only   Government  Stripped
Mortgage-Backed
Securities will be made in order to enhance yield or to benefit from anticipated
appreciation  in value of the securities at times when the
Portfolio  Management
Agent believes that interest rates will remain stable or increase.
In periods of
rising  interest  rates,   the  value  of  interest-only
Government   Stripped
Mortgage-Backed Securities may be expected to increase because of the diminished
expectation that the underlying mortgages will be prepaid. In this situation
the  expected  increase  in  the  value  of  interest-only
Government  Stripped
Mortgage-Backed  Securities  may offset all or a portion of any decline in value
of the  portfolio  securities  of the Fund.  Investing  in
Government  Stripped
Mortgage-Backed Securities involves the risks normally associated with investing
in  mortgage-backed   securities  issued  by  government  or
government-related
entities. In addition, the yields on interest-only and principal-
only Government
Stripped  Mortgage-Backed  Securities are extremely  sensitive to the prepayment
experience on the mortgage loans underlying the certificates collateralizing the
securities.  If a decline in the level of prevailing interest rates results in a
rate  of  principal  prepayments  higher  than  anticipated, distributions  of
principal  will be  accelerated,  thereby  reducing  the  yield to maturity  on
interest-only Government Stripped Mortgage-Backed  Securities and increasing the
yield  to  maturity  on  principal-only   Government  Stripped
Mortgage-Backed
Securities. Conversely, if an increase in the level of prevailing interest rates
results in a rate of principal prepayments lower than anticipated, distributions
of  principal  will be  deferred,  thereby  increasing  the yield to maturity on
interest-only Government Stripped Mortgage-Backed  Securities and decreasing the
yield  to  maturity  on  principal-only   Government  Stripped
Mortgage-Backed
Securities. Sufficiently high prepayment rates could result in a Fund's not fully recovering its initial investment in an interest-only Government Stripped
Mortgage-Backed Security. Government Stripped Mortgage-Backed Securities are currently traded in an over-the-counter market maintained by several large investment banking firms. There can be no assurance that a Fund will be able to effect a trade of a Government Stripped Mortgage-Backed Security at a time when it wishes to do so.

         MUNICIPAL  LEASES.  Each of the  Intermediate  Tax-Exempt
Fund and the
Tax-Exempt Fund may acquire  participations  in lease obligations or installment
purchase   contract   obligations   (hereinafter   collectively
called  "lease
obligations") of municipal  authorities or entities.  Although lease obligations
do  not  constitute  general  obligations  of the  municipality for  which  the
municipality's  taxing power is pledged, a lease obligation is ordinarily backed
by the municipality's covenant to budget for, appropriate, and make the payments
due under the lease  obligation.  However,  certain  lease
obligations  contain
"non-appropriation"   clauses  which  provide  that  the
municipality  has  no
obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the
"non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event foreclosure might prove difficult.

         In evaluating  the credit quality of a municipal  lease
obligation and
determining  whether such lease  obligation  will be  considered
"liquid,"  the
Portfolio Management Agent will consider: (1) whether the lease can be canceled;
(2) what  assurance  there is that the  assets  represented  by the lease can be
sold;  (3)  the  strength  of the  lessee's  general  credit
(e.g.,  its  debt,
administrative, economic, and financial characteristics); (4) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of non-appropriation"); and, (5) the legal recourse in the event of failure to appropriate.

         MUNICIPAL OBLIGATIONS.  As discussed in the applicable
Prospectus,  the
Balanced Fund,  the  Intermediate  Bond Fund,  the Bond Fund,  the
Intermediate
Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may invest in tax exempt obligations to the extent consistent with each Fund's investment objective and policies. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

         TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such events as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

         BANs. The ability of a municipal issuer to meet its obligations on its
BANs is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

         RANs. A decline in the receipt of certain revenues, such
as anticipated
revenues from another level of government,  could  adversely affect an issuer's
ability  to  meet  its  obligations  on  outstanding  RANs.  In
addition,   the
possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

         The  Intermediate  Bond Fund, the  Balanced  Fund,  the
Bond Fund,  the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may also invest in: (1) municipal bonds having a maturity at the time of issuance of up to 40 years that are rated at the date of purchase "Baa" or better by Moody's Investors Service,
Inc.  ("Moody's") or "BBB" or better by Standard & Poor's
Corporation  ("S&P");
(2) municipal notes having maturities at the time of issuance of 15 years or less that are rated at the date of purchase "MIG 1" OR "MIG 2" (or "VMIG 1" or
"VMIG 2" in the case of an issue having a variable rate with a demand feature) by Moody's or "SP-1+," "SP-1," or "SP-2" by S&P; and (3) municipal commercial paper with a stated maturity of one year or less that is rated at the date of purchase "P-2" or better by Moody's or "A-2" or better by S&P.

         PUT AND CALL OPTIONS.  All equity  Funds,  the
Convertible  Securities
Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which they may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         These Funds each may write put and call options on securities only if they are "covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if a Fund owns the underlying security covered by the call or its equivalent or has an absolute and immediate right to acquire that security without additional cash consideration
(or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if a Fund maintains cash, Treasury bills, or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying securities alone. In return for the premium, a Fund would give up the opportunity for profit from a price increase in the underlying security above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security decline. Upon exercise of a call option when the market value of the security exceeds the exercise price, a Fund would receive less total return for its portfolio than it would have if the call had not been written, but only if the premium received for writing the option is less than the difference between the exercise price and the market value. Put options are purchased in an effort to protect the value of a security owned against an anticipated decline in market value. A Fund may forego the benefit of appreciation on securities sold or be subject to depreciation on securities acquired pursuant to call or put options, respectively, written by the Fund. A
Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         Each Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, a Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Commission has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Trust and the Company have agreed that, pending resolution of the issue, each of the Funds will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. A Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. A
Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest).
Default or bankruptcy of the seller would expose a Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         A Fund may not enter into a repurchase agreement if, as a result, more than 15% (10% with respect to the Equity Fund, the Intermediate Bond Fund and the Money Market Funds) of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. A Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors or Trustees, as the case may be.

         Certain of the Funds may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by a Fund, although a
Fund may sell the underlying securities to a third party at any time. If necessary and advisable, any Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Funds expect, however, that puts generally will be available without the payment of any direct or indirect consideration.

         All  equity  Funds,  the  Intermediate  Bond Fund,  the
Bond Fund,  the
Government  Fund, the  Intermediate  Tax-Exempt  Fund, the Tax-
Exempt  Fund, the
Government Money Fund, the Money Fund and the Tax-Exempt Money Fund intend to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by a Fund of the underlying security.

The actual put will be valued at zero in determining net asset value in the case of the Money Market Funds. Where a Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.
The maturity of a municipal obligation purchased by a Fund will not be considered shortened by any put to which the obligation is subject.

         INDEX FUTURES CONTRACTS AND OPTIONS ON INDEX FUTURES CONTRACTS. All equity Funds, the Convertible Securities Fund, the Bond Fund, the Government
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund may attempt to reduce the risk of investment in equity and other securities by hedging a portion of its portfolio through the use of futures contracts on indices and options on such indices traded on national securities exchanges. Each of these
Funds may hedge a portion of its portfolio by selling index futures contracts to limit exposure to decline. During a market advance or when the Portfolio
Management Agent anticipates an advance, a Fund may hedge a portion of its portfolio by purchasing index futures or options on indices. This affords a hedge against the Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities that may later by purchased in a more advantageous manner.
A Fund will sell options on indices only to close out existing hedge positions.

         A securities index assigns relative weightings to the securities in the index, and the index generally fluctuates with changes in the market values of these securities. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. Unlike the purchase or sale of an underlying security, no consideration is paid or received by a Fund upon the purchase or sale of a securities index futures contract. When the contract is executed, each party deposits with a broker or in a segregated custodial account a percentage of the contract amount which may be as low as 5%, called the "initial margin."
During the term of the contract, the amount of this deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

         Municipal bond index futures contracts, which are based on an index of
40 tax-exempt, municipal bonds with an original issue size of at least $50 million and a rating of A or higher by S&P or A or higher by Moody's, began trading in mid-1985. No physical delivery of the underlying municipal bonds in the index is made. The Fund may utilize any such contracts and associated put and call options for which there is an active trading market.

         A Fund will use index futures contracts only as a hedge
against changes
resulting from market  conditions in the values of securities held in the Fund's
portfolio  or which it  intends  to  purchase  and  where the transactions  are
economically  appropriate  to the  reduction
of risks inherent in the ongoing  management of the Fund. A Fund will sell index
futures only if the amount resulting from the multiplication of the then current
level  of  the  indices  upon  which  its  futures   contracts
which  would  be
outstanding, do not exceed one-third of the value of the Fund's net assets.
Also, a Fund may not purchase or sell index futures if, immediately thereafter, the sum of the premiums paid for unexpired options on futures contracts and margin deposits on the Fund's outstanding futures contracts would exceed 5% of the market value of the Fund's total assets. When a Fund purchases index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with its custodian.

         There are risks that are associated  with the use of
futures  contracts
for hedging purposes.  The price of a futures contract will vary from day to day
and should  parallel  (but not  necessarily  equal) the  changes in price of the
underlying  securities  that are included in the index.  The difference  between
these two price  movements is called  "basis."  There are
occasions  when basis
becomes  distorted.   For  instance,  the  increase  in  value  of
the  hedging
instruments may not completely offset the decline in value of the securities in the portfolio. Conversely, the loss in the hedged position may be greater than the capital appreciation that a Fund experiences in its securities positions.
Distortions in basis are more likely to occur when the securities hedged are not part of the index covered by the futures contract. Further, if market values do not fluctuate, a Fund will sustain a loss at least equal to the commissions on the financial futures transactions.

         All investors in the futures  market are subject to
initial  margin and
variation  margin  requirements.  Rather  than  providing
additional  variation
margin, an investor may close out a futures position. Changes in the initial and
variation margin  requirements may influence an investor's
decision to close out
the position. The normal relationship between the securities and futures markets
may become  distorted if changing margin  requirements do not reflect changes in
value of the  securities.  The margin  requirements  in the
futures  market are
substantially   lower  than  margin   requirements  in  the
securities  market.
Therefore, increased participation by speculators in the futures market may cause temporary basis distortion.

         In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions limits on open positions, and/or daily price fluctuation limits. Each market establishes a limit on the amount by which the daily market price of a futures contract may fluctuate. Once the market price of a futures contract reaches its daily price fluctuation limit, positions in the commodity can be neither taken nor liquidated unless traders are willing to effect trades at or within the limit. The holder of a futures contract (including a Fund) may therefore be locked into its position by an adverse price movement for several days or more, which may be to its detriment. If a Fund could not close its open position during this period, it would continue to be required to make daily cash payments of variation margin. The risk of loss to a Fund is theoretically unlimited when it writes (sells) a futures contract because it is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the price of the underlying index. When a Fund purchases a put option or call option, however, unless the option is exercised, the maximum risk of loss to the Fund is the price of the put option or call option purchased.

         Options on securities indices are similar to options on securities except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on securities, all settlements are in cash, and gain or loss depends on price movements in the securities market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. A
Fund will write put options on indices only if they are covered by segregating with the Fund's custodian an amount of cash or short-term investments equal to the aggregate exercise price of the puts.

         Except as described below, a Fund will write call options on indices only if on such date it holds a portfolio of securities at least equal to the value of the index times the multiplier times the number of contracts. When a
Fund writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian, or pledge to a broker as collateral for the option, "qualified securities" with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. If a Fund has written an option on an industry or market segment index, it will segregate, escrow, or pledge "qualified securities," all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. These stocks will include stocks that represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of a Fund's holdings in that industry or market segment.
No individual security will represent more than 15% of the amount segregated, pledged or escrowed in the case of broadly based stock market index options or
25% of this amount in the case of industry or market segment index options. If at the close of business on any day the market value of the qualified securities so segregated, escrowed or pledged falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will segregate, escrow or pledge an amount in cash, Treasury bills or other high-grade short-term obligations equal in value to the difference. In addition, when a
Fund writes a call on an index that is in-the-money at the time the call is written, a Fund will segregate with its custodian or pledge to the broker as collateral cash, U.S. Government or other high-grade short-term debt obligations equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security that is listed on a national securities exchange or traded on the National Association of Securities
Dealers Automated Quotation System against which the Equity Fund has not written a stock call option. However, if a Fund owns a call on the same index as the call written where the exercise price of the call owned is equal to or less than the exercise price of the call written, or greater than the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian, it will not be subject to the requirements described in this paragraph.

         A Fund's successful use of index futures contracts and options on indices depends upon the Portfolio Management Agent's ability to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the index future and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases as the composition of a Fund's portfolio diverges from the composition of the relevant index. In addition, if a Fund purchases futures to hedge against market advances before it can invest in a security in an advantageous manner and the market declines, the Fund might create a loss on the futures contract.
Particularly in the case of options on stock indices, a Fund's ability to establish and maintain positions will depend on market liquidity. In addition, the ability of a Fund to close out an option depends on a liquid secondary market. The risk of loss to a Fund is theoretically unlimited when it writes
(sells) a futures contract because a Fund is obligated to settle for the value of the contract unless it is closed out, regardless of fluctuations in the underlying index. There is no assurance that liquid secondary markets will exist for any particular option at any particular time.

         Although no Fund has a present intention to invest 5% or more of its assets in index futures and options on indices, a Fund has the authority to invest up to 25% of its net assets in such securities.

         See  additional  risk  disclosure  above under  "Interest
Rate Futures
Contracts and Related Options".

         WHEN-ISSUED  PURCHASES  AND  FORWARD  COMMITMENTS
(DELAYED-DELIVERY).
When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the
Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of a Fund's total assets absent unusual market conditions.

         A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the
Fund may realize a capital gain or loss for federal income tax purposes.

         When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

         ZERO COUPON SECURITIES.  A zero coupon security, which
may be purchased
by  each  of  the  Funds  except  the  Convertible  Securities
Fund,  is a debt
obligation that does not entitle the holder to any periodic
payments of interest
prior to maturity and therefore is issued and traded at a discount from its face
amount.  Zero coupon  securities  may be created by separating the interest and
principal  components  of  securities  issued or guaranteed by the
United States
Government  or one of its  agencies  or  instrumentalities  or issued by private
corporate issuers.  These securities are not obligations issued or guaranteed by
the  United  States  Government.  Typically,  a  custodian  bank or  investment
brokerage  firm holding the security has  separated  ("stripped")
the unmatured
interest coupons from the underlying  principal.  The holder may then resell the
stripped  securities.   The  stripped  coupons  are  sold
separately  from  the
underlying principal, usually at a deep discount because the buyer receives only the right to receive a fixed payment on the security upon maturity and does not receive any rights to reinvestment of periodic interest (cash) payments. Because the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying obligations at the time of the original purchase, the investor's return on investments is uncertain even if the securities are held to maturity. This uncertainty is commonly referred to as reinvestment risk. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon securities to maturity; holders of zero coupon securities, however, forego the possibility of reinvesting at a higher yield than the rate paid on the originally issued security. With both zero coupon securities and interest-paying securities there is no reinvestment risk on the principal amount of the investment. When held to maturity, the entire return from such instruments is determined by the difference between such instrument's purchase price and its value at maturity. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly. In addition, a Fund's investment in zero coupon securities will result in special tax consequences. Although zero coupon securities do not make interest payments, for tax purposes, a portion of the difference between the security's maturity value and its purchase price is imputed income to a Fund each year. Under the federal tax laws applicable to investment companies, a Fund will not be subject to tax on its income if it pays annual dividends to its shareholders substantially equal to all the income received from, and imputed to, its investments during the year. Because imputed income must be paid to shareholders annually, a Fund may need to borrow money or sell securities to meet certain dividend and redemption obligations. In addition, the sale of securities by a Fund may increase its expense ratio and decrease its rate of return.

                                     RATINGS

         After purchase by the Funds, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds.
Neither event will require the Funds to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses.
However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. A Money Market Fund may be required to sell a security downgraded below the minimum required for purchase, absent a specific finding by the Company's Board of Directors that a sale is not in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of
Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         No Fund may:
         (1) issue senior securities or borrow money (except that each Fund may borrow from banks up to 10% of the current value of such Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by such Fund while, with respect to the Equity Fund, the Intermediate Bond Fund and the Money Market
Funds, any such borrowing exists and, with respect to the remaining Funds, any aggregate borrowings in excess of 5% exist);

         (2) pledge or mortgage its assets (except that each Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the
Investment  Company  Institute
to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that each Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) if such Fund is the Equity Fund,  the  Intermediate
Bond Fund or a
Money Market Fund, invest an amount in excess of 10% of the current value of such Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities (including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts (except (i) with respect to the Intermediate Bond Fund, the Equity Fund and the Money Market
Funds, stock index futures and options on stock indices, (ii) with respect to the International Fund, futures, options, options on futures and forward contracts, and (iii) with respect to the remaining Funds, futures, options and options on futures);

         (6)  purchase  securities  on margin  (except  (i) with
respect to the
Equity  Fund,  the  Intermediate  Bond  Fund and the  Money
Market  Funds,  for
short-term  credits  necessary  for the  clearance  of
transactions  and margin
payments in connection with transactions in stock index futures contracts,  and
(ii) with respect to the remaining Funds, for short-term  credits necessary for
the  clearance  of   transactions   and  margin   payments  in
connection  with
transactions in futures, options and options on futures) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with any Fund's investment program may be deemed to be an underwriting;

         (8) make investments for the purpose of exercising control or management; or

         (9) if the Fund is the  Intermediate  Bond Fund,  the
Equity  Fund or a
Money Market Fund,  purchase  securities of other investment companies,  except
securities  of certain  money market  funds in  accordance  with the  respective
Fund's  investment  objectives and policies and to the extent permissible under
the  1940  Act,  and  except  in  connection   with  a  merger,
consolidation,
acquisition, spin-off or reorganization.

         In addition, the Money Market Funds may not write, purchase, or sell puts, calls, warrants or options or any combinations thereof, except that these
Funds may purchase securities with put rights in order to maintain liquidity, nor may they purchase equity securities or securities convertible into equity securities, except as provided in investment restriction number 9.

         In addition, the Equity Fund may not invest in securities of companies that have been in business less than three years.

         In addition,  the Intermediate Bond Fund may not invest
more than 5% in
securities  of issuers that have been in business  less than three years.  (For
purposes  of  the  above-described   investment   limitation,
issuers  include
predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets which have less than three years of continuous operation or relevant business experience.)

         Each of the foregoing investment restrictions is a fundamental policy of each of the Funds that may be changed only when permitted by law and approved by the holders of a majority of such Fund's outstanding voting securities, as described under "Capital Stock."

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of
Trustees or Directors, as the case may be.

         No Fund may:
         (1) invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges.
(Warrants acquired in units or attached to securities may be deemed to be without value.);

         (2) invest in oil, gas and other mineral leases, exploration or development programs; or

         (3) purchase or retain the securities of any issuer if the officers, directors or partners of the Trust or the Company, as the case may be, its
Investment  Adviser,  Investment  Sub-Adviser (with respect to the
International
Fund), Portfolio Management Agent or Administrator owning beneficially more than one-half of 1% of the securities of each issuer together own beneficially more than 5% of such securities.

         Whenever any investment  restriction  states a maximum
percentage of a
Fund's assets,  it is intended that if the  percentage  limitation is met at the
time  the  action  is  taken,   subsequent  percentage  changes
resulting  from
fluctuating   asset   values  will  not  be   considered  a
violation  of  such
restrictions, except that at no time may the value of the illiquid securities held by a Money Market Fund exceed 10% of the Fund's total assets.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.

         The Trust cannot accurately predict the portfolio turnover of the Funds.
With respect to each of the equity Funds, other than the Equity Fund and the Small-Cap Fund, portfolio turnover generally will be less than 100%.
With respect to the Small-Cap Fund, portfolio turnover generally will be less than 200%. With respect to the fixed income Funds, other than the Intermediate
Bond Fund, portfolio turnover generally will be less than 200%. The portfolio turnover rates for the Equity Fund and the Intermediate Bond Fund are shown in the Prospectuses relating to those Funds under "Financial Highlights." High portfolio turnover rates can result in corresponding increases in transaction costs, which are borne directly by a Fund, and may result in the realization of short-term capital gains which are taxable to shareholders as ordinary income. See "Portfolio Transactions" and
"Federal Income Taxes."

                                   MANAGEMENT

TRUSTEES, DIRECTORS AND OFFICERS

         The principal occupations of the Trustees and executive officers of the
Trust and the Directors and executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Exchange Place, Boston, Massachusetts 02109. Trustees and
Directors deemed to be "interested persons" of the Trust or the Company, as the case may be, for purposes of the 1940 Act are indicated by an asterisk.

*EDGAR R. FIEDLER,  Trustee and Director - 845 Third Avenue,  New
York, New York
10022. Age 65. Vice President and Economic Counsellor, The Conference Board since 1975; Director or Trustee, The Stanley Works, AARP Income Trust, AARP
Insured Tax Free Income Trust, AARP Cash Investment Fund,  Brazil
Fund,  Scudder
Institutional  Fund,  Scudder Fund,  Inc.,  Zurich American
Insurance  Company,
Emerging Mexico Fund and Center for Policy Research of the
American  Council for
Capital  Formation.  Formerly  Assistant  Secretary of the
Treasury for Economic
Policy (1971-1975).

C. GARY GERST,  Trustee and Director and Chairman of the Board of
Directors  and
Trustees - 11 South La Salle Street,  Chicago,  Illinois 60603.
Age 56. Chairman
Emeritus
since 1993 and formerly  Co-Chairman,  La Salle  Partners  Ltd.
(Real
Estate  Developer and Manager).  Director,  Trustee or Partner,
La Salle Street
Fund Inc., La Salle Street Fund Inc. of Delaware, DEL-LPL Limited Partnership and DEL-LPAML Limited Partnership.

JOHN W. McCARTER, JR., Trustee and Director - 225 West Wacker
Drive, Suite 1700,
Chicago, Illinois 60606. Age 57. Senior Vice President and former Director of
Boozo Allen & Hamilton,  Inc. (Consulting Firm); Director of W.W.
Grainger, Inc.
and A.M. Castle, Inc.

ERNEST M. ROTH, Trustee and Director - 205 Abingdon Avenue,
Kenilworth, Illinois
60043. Age 67. Consultant since 1992. Formerly,  Senior Vice
President and Chief
Financial Officer,  Commonwealth Edison Company. Director of
LaRabida Children's
Hospital and Chairman of LaRabida Children's Foundation.

RICHARD H. ROSE,  President and Treasurer of the Trust and the
Company - Age 39.
Vice President, First Data Investor Services Group, Inc., since May 6, 1994.
Formerly Senior Vice President, The Boston Company Advisors, Inc.

PATRICIA L. BICKIMER, President and Secretary of the Trust and the
Company - Age
42. Vice President and Associate  General Counsel,  First Data
Investor Services
Group, Inc., since May 6, 1994;  Formerly,  Vice President and
Associate General
Counsel, The Boston Company Advisors, Inc.

LISA A.  ROSEN,  Assistant  Secretary  of the  Trust  and the
Company - Age 28.
Counsel,  First Data Investor Services Group, Inc., since May 6,
1994. Formerly,
Assistant  Vice President and Counsel with The Boston  Company
Advisors,  Inc.;
Associate with Hutchins, Wheeler & Dittmar.

         Trustees of the Trust and Directors of the Company receive from the
Trust and the Company, respectively, an annual fee in addition to a fee for each
Board of Trustees or Directors meeting, as the case may be, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December
31, 1994:

                                                    Pension or
                           Aggregate Compensation   Retirement
Benefits     Estimated Annual        Total Compensation
Name of Person, Position   from the Company         Accrued as
Part         Benefits upon           from the Company
                --------   ----------------         of Fund
Expenses        Retirement              and Fund Complex
Edgar R. Fiedler,                $19,000 (1)                None
None                    $19,000
Director

C. Gary Gerst,                   $18,000                    None
None                    $18,000
Director

John W.                          $ 0                        None
None                    $ 0
McCarter, Jr.
Director(2)

Ernest M. Roth,                  $19,000                    None
None                    $19,000
Director
--------------------------

(1) For the period June 1988 through December 31, 1994, the total amount of compensation (including interest) payable or accrued for Mr.
Fiedler  was
$142,776.52  pursuant  to the  Company's  Deferred  Compensation
Plan  for  its
Independent Directors.

(2)    Mr. McCarter was not a Director of the Company during 1994.

         The Trust was not in operation during the fiscal year ended December
31, 1994.

         As of November 15, 1995, the principal holders of each Fund of the
Company were as follows:

         The Government Money Fund - Class A Shares:  [To Be
Provided]

         The Government Money Fund - Institutional Shares:   [To
Be Provided]

         The Money Fund - Class A Shares:   [To Be Provided]

         The Money Fund - Institutional Shares:  [To Be Provided]

         The Tax-Exempt Money Fund - Class A Shares:  [To Be
Provided]

         The Tax-Exempt Money Fund - Institutional Shares:  [To Be
Provided]

         The Equity Fund - Class A Shares:   [To Be Provided]

         The Intermediate Bond Fund - Class A Shares:  [To Be
Provided]


         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of November 15, 1995, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the
Company's Funds.

         As of November 15, 1995, Trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust's Funds.

Investment Adviser, Investment Sub-Adviser and Portfolio Management Agent. Each of the Funds is advised by Harris Trust. With respect to the Tax-Exempt Money
Fund, the Advisory Contract with Harris Trust provides that Harris Trust is responsible for all Fund purchase and sale transactions and that Harris Trust shall furnish to the Fund investment guidance and policy direction in connection with the daily portfolio management of the Fund. With respect to Funds other than the Tax-Exempt Money Fund, Harris Trust has entered into Portfolio
Management Contracts with Harris Investment Management, Inc.
("HIM") under which
HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to such Funds. Under the Portfolio
Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

         With  respect  to the  International  Fund,  HIM  has
entered  into an
investment   sub-advisory   agreement  with  Dunedin  Fund
Managers,   Limited
("Dunedin"), pursuant to which Dunedin provides certain investment advisory services to the International Fund.

         Harris Trust or HIM provides to the Funds, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The  Advisory  Contract  and the  Portfolio  Management
Contract  with
respect to the Equity  Income Fund,  the Growth Fund,  the Small-
Cap  Fund,  the
Index  Fund,  the  International   Fund,  the  Balanced  Fund,
the  Convertible
Securities Fund, the Bond Fund, the Government Fund, the
Intermediate Tax-Exempt
Fund and the Tax-Exempt Fund will continue in effect for a period of two years from __________, 1995, and thereafter from year to year provided the continuance is approved annually (i) by the holders of a majority of the respective Fund's outstanding voting securities or by the Board of Trustees and (ii) by a majority of the Trustees of the Trust who are not parties to the
Advisory  Contract  or the  Portfolio
Management Contract or "interested persons" (as defined in the 1940 Act) of any such party. Such Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.

         With respect to the remaining Funds,  the Advisory
Contracts and, with
respect  to the  remaining  Funds  other than the  Tax-Exempt
Money  Fund,  the
Portfolio Management Contracts will continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.

         For the fiscal  years  ended  December  31,  1994,  1993
and 1992,  the
Investment Adviser was entitled to receive fees from the Funds in the following amounts: the Government Money Fund, $274,034, $968,132, and $768,659; the Money
Fund, $490,129,  $1,294,047 and $1,287,743; the Tax-Exempt Money
Fund, $238,488,
$712,327 and $806,494; the Equity Fund, $332,754, $276,938 and
$223,464; and the
Intermediate  Bond Fund,  $411,562,  $561,536 and  $411,570,
respectively.  The
remaining Funds were not in operation during the fiscal years ended December 31,
1994, 1993 and 1992.

         Waivers by the Investment Adviser of fees to which it was entitled for each period amounted to: the Government Money Fund, $0, $154,970 and $54,784;
the Money Fund,  $0,  $314,673 and  $332,996;  the  Tax-Exempt
Money Fund,  $0,
$227,660 and  $174,440;  the Equity  Fund,  $4,974,  $3,823 and
$5,222;  and the
Intermediate Bond Fund, $191,603, $231,916 and $173,550.

         Administrators. First Data Investor Services Group, Inc. ("First Data") and PFPC Inc. ("PFPC") (the "Administrators") serve as the Funds' administrators pursuant to an Administration Agreement and an Administration and Accounting
Services Agreement, respectively. First Data has agreed to maintain office facilities for the Funds; furnish clerical support and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission or any state securities commission having jurisdiction over the Company. PFPC has agreed to provide accounting and bookkeeping services for the Funds, including the computation of each Fund's net asset value, net income and realized capital gains, if any.

         Distributor.  Funds Distributor,  Inc. (the
"Distributor") has entered
into a Distribution Agreement with the Company and with the Trust, as the case may be, pursuant to which it has the responsibility of distributing shares of the Funds.

         Other Information Pertaining to Distribution,
Administration, Custodian
and Transfer Agency Agreements.  PFPC Inc., the Funds' Transfer
Agent and one of
the Funds' two administrators, is an affiliate of PNC Bank, N.A., the Company's
Custodian.  PFPC Inc. and PNC Bank, N.A. are not affiliates of
First Data and Funds Distributor, Inc., and none of the aforenamed entities is an affiliate of Harris Investment
Management, Inc.

         The Trust's (or the  Company's,  as the case may be)
contracts with the
Investment  Adviser,   Investment   Sub-Adviser,   Portfolio
Management  Agent,
Administrators,  Transfer Agent and Custodian (the  "Contractors")
provide that
if, in any fiscal year,  the total  expenses of a Fund incurred by, or allocated
to,  the Fund  (excluding  taxes,  interest,  brokerage
commissions  and  other
portfolio  transaction  expenses,  other  expenditures  that are capitalized in
accordance  with generally  accepted  accounting  principles  and extraordinary
expenses  and payments  under plans of the Fund  adopted  pursuant to Rule 12b-1
under the Act (the "Service Plans"),  but including the fees provided for in the
Advisory Contracts and the Administration Agreement) exceed the most restrictive
expense  limitation  applicable  to the Fund imposed by the
securities  laws or
regulations  of the states in which the Fund's shares are
registered  for sale,
such parties shall waive their fees proportionately  under the
Advisory Contract
with respect to the Tax-Exempt Money Fund and the Portfolio
Management Contracts
with   respect  to  all  other   Funds  and  fee   agreement
with  the  Funds'
Administrators, Transfer Agent and Custodian for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Trust and the Company believe that currently the most restrictive applicable expense limitation is 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. No such waivers were necessary in
1994.

                                  SERVICE PLANS

         As indicated in the Prospectuses, the Funds have adopted Service Plans under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule
12b-1"). With respect to the Money Market Funds, the Service Plans only relate to Class A and Class B Shares of each such Fund. With respect to the remaining
Funds (the "Non-Money Market Funds"), the Service Plans only relate to Class A
Shares of each such Fund. Each Service Plan has been adopted by the Board of
Trustees or Directors, as the case may be, including a majority of the Trustees or Directors who were not "interested persons" (as defined by the 1940 Act) of the Trust or the Company, and who had no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan
(the "Qualified Trustees" or "Qualified Directors", as the case may be). Each
Service Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust or the Directors of the Company, as the case may be, and the Qualified Trustees or Directors.
Agreements related to the Service Plans must also be approved by such vote of the Trustees or Directors and the Qualified Directors or Qualified Trustees. The
Service Plans will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the proper Fund. No Service Plan may be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the proper Fund, and no material amendment to a Service Plan may be made except by a majority of both the Trustees of the Trust or Directors of the
Company, as the case may be, and the Qualified Trustees or Directors.

         Each Service Plan requires that certain  service
providers  furnish to
the  Trustees or  Directors,  as the case may be, and the
Trustees or Directors
shall review, at least quarterly,  a written report of the amounts expended (and
purposes  therefore)  under such Service Plan. Rule 12b-1 also requires that the
selection and  nomination  of the Trustees or Directors who are not  "interested
persons"  of  the  Trust  or  the  Company,   respectively,   be
made  by  such
disinterested Trustees or Directors.

Service Plan - Money Market Funds
         Each  Money  Market  Fund  has  entered  into an
agreement  with  each
institution  ("Service  Organization") which purchases Class A or
Class B Shares
on behalf of its  customers  ("Customers").  In the case of Class
A Shares,  the
Service  Organization is required to provide shareholder support services to its
Customers who beneficially own such Shares in consideration of the payment of up
to 0.35% (on an  annualized  basis) of the average daily net asset value of that
Money  Market  Fund's  Class A Shares held by the Service
Organization  for the
benefit of  Customers.  Support  services  will  include:  (i)
aggregating  and
processing  purchase and  redemption  requests  from  Customers and placing net
purchase and redemption  orders with the Money Market Fund's
Distributor;  (ii)
processing  dividend payments from the Money Market Fund on behalf of Customers;
(iii) providing information periodically to Customers showing their positions in
the Money Market Fund's shares; (iv) arranging for bank wires; (v)
responding to
Customer   inquiries   relating  to  the  services   performed  by
the  Service
Organization   and  handling   correspondence;   (vi)   forwarding
shareholder
communications from the Money Market Fund (such as proxies, shareholder reports, annual and semi-annual financial statements, and dividend, distribution and tax notices) to Customers; (vii) acting as shareholder of record and nominee; (viii) arranging for the reinvestment of dividend payments; and (ix) other similar account administrative services. In addition, the Service Organization will provide assistance in connection with the distribution of shares to Customers, including the forwarding to Customers of prospectuses, sales literature and advertising materials provided by the Distributor of shares.

         A Service  Organization  serving  holders  of Class B
Shares of a Money
Market Fund will  provide the  services  set forth in (i), (v) and
(vii) and may
receive one or more of the  services set forth in (ii),  (iii),
(iv) and (viii)
above. In consideration of the services to be rendered under the Servicing
Agreement with respect to Class B Shares, the Fund will pay the Service
Organization up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B Shares held by the Service Organization.

         In addition, a Service Organization, at its option, may
also provide to
its holders of either  Class A or Class B Shares (a) a service that invests the
assets of their other accounts with the Service Organization in the Money Market
Fund's shares (sweep program);  (b)
sub-accounting  with respect to shares owned
beneficially  or  the  information   necessary  for   sub-
accounting;   and  (c)
checkwriting services.

         There is no Service Plan in existence with respect to the Class C
Shares (known herein as Institutional Shares) of the Money Market
Funds.

Service Plan - Non-Money Market Funds
         Each  Non-Money  Market Fund (i.e.  the Equity Fund,  the
Equity Income
Fund,  the Growth Fund, the Small-Cap  Fund,  the Index Fund, the
International
Fund, the Balanced Fund, the Convertible  Securities Fund, the
Intermediate Bond
Fund, the Bond Fund, the Government Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund) bears the costs and expenses in connection with advertising and marketing the Fund's Class A Shares and pays the fees of financial institutions (which may include banks), securities dealers and other industry professionals, such as investment advisors, accountants and estate planning firms (collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets with respect to its Class A Shares.

         Servicing  activities  provided  by Service  Agents to
their  customers
investing in Class A Shares of the  Non-Money  Market  Funds may
include,  among
other  things,  one or  more  of the  following:  establishing and  maintaining
shareholder   accounts  and   records;   processing   purchase
and   redemption
transactions;   answering  customer  inquiries  regarding  the
Fund;  assisting
customers in changing  dividend  options;  account  designations and addresses;
performing   sub-accounting;    investing   customer   cash
account   balances
automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent;
arranging for bank wires; distribution and such other services as a Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         There is no Service Plan in existence with respect to the Institutional
Shares of the Non-Money Market Funds.

         Service  Organization  fees paid to Harris  Trust for the
period  ended
December  31, 1994 were  $788,043,  $1,216,638  and  $411,044
(net of voluntary
waivers  of  $83,561,  $398,226  and  $156,470)  for the  Class A
Shares  of the
Government Money Fund, Money Fund and Tax-Exempt Money Fund, respectively. There were no Service Organization fees payable during the period ended December 31,
1994 for the Institutional Shares of the Money Market Funds. To date, no payments have been made with respect to the Non-Money Market Funds' Service
Plans.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available various yield quotations with respect to shares of each class of shares of the Money Market Funds. Each of these amounts was calculated based on the 7-day period ended October 31, 1995, by calculating the net change in value, exclusive of capital changes, of a hypothetical account having a balance of one share at the beginning of the period,  dividing  the net change in value by the value of the account at
the  beginning  of the base  period  to  obtain  the  base  period return,  and
multiplying  the base period return by 365/7,  with the  resulting yield figure
carried to the nearest  hundredth of one percent.  The net change in value of an
account consists of the value of additional shares purchased with dividends from
the original  share plus  dividends  declared on both the original share and any
such  additional  shares (not including  realized gains or losses and unrealized
appreciation  or  depreciation)  less  applicable   expenses.
Effective  yield
quotations for Class A Shares and Institutional Shares of each of the Money
Market Funds are also made available. These amounts are calculated in a similar fashion to yield, except that the base period return is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:


     EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)  365/7  ] -1

         Current yield for all of the Money Market Funds will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and does not provide a basis for determining future yields.

         The yields of Class A Shares and Institutional Shares of each of the following Money Market Funds for the 7-day period ended October 31, 1995, were
5.19% and 5.50% for the Government Money Fund, 5.35% and 5.61% for the Money
Fund and 3.22% and 3.51% for the Tax-Exempt Money Fund. The effective yields for the same period were 5.33% and 5.65% for the Government Money Fund, 5.49% and
5.77% for the Money Fund and 3.27% and 3.57% for the Tax-Exempt Money Fund, respectively. Class A and Class B Shares of the Money Market Funds bear the expenses of fees paid to Service Organizations. As a result, at any given time, the net yield of Class A Shares could be up to 0.35% lower than the net yield of
Institutional Shares, and the net yield of Class B Shares could be up to 0.25% lower than the net yield of Institutional Shares of the Money Market Funds.
Class B Shares of the Money Market Funds had not been issued as of October 31,
1995.

         From time to time each of the Money Market Funds may advertise its
"30-day average yield" and its "monthly average yield." Such yields refer to the average daily income generated by an investment in such Fund over a 30-day period, as appropriate, (which period will be stated in the advertisement).

         A standardized  "tax-equivalent yield" may be quoted for
the Tax-Exempt
Money Fund, the Tax-Exempt Fund and the  Intermediate  Tax-Exempt
Fund, which is
computed by: (a) dividing the portion of the Fund's yield (as calculated  above)
that is exempt  from  Federal  income tax by one minus a stated
Federal  income
rate;  and (b) adding the figure  resulting  from (a) above to that portion,  if
any, of the yield that is not exempt  from  federal  income  tax.
For the 7-day
period ended October 31, 1995, the effective tax equivalent yield of the

Class A
Shares and Institutional Shares of the Tax-Exempt Money Fund were 4.74% and
5.17% respectively, based on a stated tax rate of 31%.

         The Trust or the Company, as the case may be, makes available 30-day yield quotations with respect to Class A and Class B Shares of the Non-Money
Market Funds. As required by regulations of the Commission, the 30-day yield is computed by dividing a Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share. Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yields for the period ended October 31, 1995, were 1.39% for
Class  A  Shares  of the  Equity  Fund  and  5.41%  for  Class A
Shares  of the
Intermediate Bond Fund. Institutional Shares of these Funds had not been issued as of October 31, 1995.

         The Trust or the  Company,  as the case may be,  also
makes  available
total  return  quotations  for Class A and  Institutional  Shares of each of the
Non-Money  Market Funds.  Average  annual total return for Class A
Shares of the
Equity Fund from February 26, 1988 (commencement of operations)
through October
31, 1995 and the annual  total  return for the fiscal  years ended
December 31,
1993 and 1994 were 12.88%, 12.87% and (6.48)%,  respectively. The average annual
total  return  for Class A Shares of the  Equity  Fund for the one year and five
year  periods  ended  October 31,  1995 were  18.90% and  16.70%, respectively.
Average  annual  total return for Class A Shares of the
Intermediate  Bond Fund
from April 1, 1991 (commencement of operations) through October
31, 1995 and for
the one year period ended  October 31, 1995 were 6.72% and 6.70%, respectively.
The annual total  return for the fiscal  years ended  December 31,
1993 and 1994
were 4.98% and  (5.75)%,  respectively.  Each of these  amounts is computed  by
assuming  a  hypothetical   initial  investment  of  $10,000  and
reflects  the
imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by each Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed. The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Funds may also calculate an aggregate total return which reflects the cumulative percentage change in value over the measuring period. The aggregate total return can be calculated by dividing the amount received upon redemption by the initial investment and subtracting one from the result. The aggregate total return for Class A Shares of the Equity Fund from February 26,
1988 (commencement of operations) through October 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1993 and 1994 were 153.75%,
12.87% and (6.48)%, respectively. The aggregate total return for Class A Shares of the Intermediate Bond Fund for the period from April 1, 1991 (commencement of operations) through October 31, 1995 and the aggregate total return for the fiscal years ended December 31, 1993 and 1994 were 34.79%, and 4.98% and
(5.75)%, respectively. The remaining Non-Money Market Funds had not commenced operations as of October 31, 1995.

         Current  yield and total  return for the  Non-Money
Market  Funds will
fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields. Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Funds.

         Performance data of the Funds may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's
Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall
Street  Journal and The New York Times,  reports  prepared by
Lipper  Analytical
Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Non-Money Market Funds will affect the yield of such
Funds for any specified period, and such changes should be considered together with each such Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for all of the Funds may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of a Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

         OTHER  INFORMATION   REGARDING  INVESTMENT  RETURNS.  The
Intermediate
Tax-Exempt Fund, the Tax-Exempt Fund and the Tax-Exempt Money Fund may illustrate in advertising or sales literature the benefits of tax-exempt investing. For example, Table 1 shows taxpayers how to translate Federal tax savings from investments the income on which is not subject to Federal income tax into an equivalent yield from a taxable investment. The yields shown in
Table 1 are for illustration purposes only and are not intended to represent current or future yields for the Funds, which may be higher or lower than the yields shown.

                                     TABLE 1

                                [To Be Provided]

                        DETERMINATION OF NET ASSET VALUE

         As  described  under   "Determination   of  Net  Asset
Value"  in  the
Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock
Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther
King,  Jr.'s Day,  Presidents' Day (the third Monday in February),
Good Friday,
Memorial Day (the last Monday in May),  Independence  Day,  Labor
Day (the first
Monday  in  September),  Columbus  Day,  Veteran's  Day,
Thanksgiving  Day  and
Christmas Day (each, a "Holiday").

         As also  indicated  under  "Determination  of Net  Asset
Value" in the
Prospectuses, each of the Money Market Funds uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the
1940 Act ("Rule 2a-7"). The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of a Fund's portfolio on a particular day, a prospective investor in that Fund would be able to obtain a somewhat higher yield than would result from investments in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

         Rule  2a-7  provides  that in order to value  its
portfolio  using the
amortized  cost  method,  each  of  the  Money  Market  Funds must  maintain  a
dollar-weighted  average  portfolio  maturity  of  90  days  or less,  purchase
securities  having  remaining  maturities  (as defined in Rule 2a-
7) of thirteen
months  or less  and  invest  only in  securities  determined  by the  Board  of
Directors to meet the quality and minimal credit risk requirements of Rule 2a-7.
The maturity of an  instrument  is generally  deemed to be the period  remaining
until the date when the principal amount thereof is due or the date on which the
instrument is to be redeemed. Rule 2a-7, however,  provides that the maturity of
an  instrument  may be  deemed  shorter  in the  case  of  certain instruments,
including  certain  variable and  floating  rate  instruments subject to demand
features.  Pursuant to Rule 2a-7, the Board is required to
establish  procedures
designed to stabilize, to the extent reasonably possible, the price per share of
each of the  Money  Market  Funds as  computed  for the  purpose of  sales  and
redemptions at $1.00. Such procedures  include review of the portfolio  holdings
of each of the Money Market Funds by the Board of Directors,  at
such  intervals
as it may deem  appropriate,  to  determine  whether a Fund's  net asset  value
calculated by using available  market  quotations
deviates from $1.00 per share
based on amortized  cost.  The extent of any  deviation  will be examined by the
Board of Directors. If such deviation exceeds 1/2 of 1%, the Board will promptly
consider  what  action,  if any,  will be  initiated.  In the event  the  Board
determines that a deviation exists that may result in material dilution or other
unfair results to investors
or  existing  shareholders,  the Board  will take such  corrective action as it
regards  as  necessary  and   appropriate,   including  the  sale
of  portfolio
instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                             PORTFOLIO TRANSACTIONS

         The Trust or the Company, as the case may be, has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of
Trustees and the Company's Board of Directors, as the case may be, Harris Trust, with respect to the Tax-Exempt Money Fund, and HIM, with respect to all other
Funds, are responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved.
While Harris Trust
and HIM generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases  and sales of  securities  for the fixed income
Funds and the
Money Market Funds will usually be principal transactions.
Portfolio securities
normally  will be purchased or sold from or to dealers  serving as market makers
for  the  securities  at a net  price.  Each of the  Funds  will also  purchase
portfolio securities in underwritten  offerings and will, on occasion,  purchase
securities  directly  from the  issuer.  Generally,  municipal obligations  and
taxable  money  market  securities  are traded on a net basis and do not involve
brokerage  commissions.  The cost of  executing  a Fund's
portfolio  securities
transactions  will  consist  primarily  of  dealer  spreads,   and
underwriting
commissions. Under the 1940 Act, persons affiliated with the Company or the
Trust are prohibited from dealing with the Company or the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         Harris Trust or HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund, give preference to a dealer that has provided statistical or other research services to such adviser.
By allocating transactions in this manner, Harris Trust and/or HIM are able to supplement their own research and analysis with the views and information of other securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed under the Advisory and
Portfolio Management Contracts, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through whom
Harris Trust or HIM effect securities transactions for a Fund may be used by
Harris Trust or HIM in servicing its other accounts, and not all of these services may be used by Harris Trust or HIM in connection with advising the
Funds.

         Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1992 were $56,406 and $43,938,655, respectively, for the Equity Fund and $0 and $53,559,686, respectively, for the
Intermediate Bond Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1993 were $71,647 and
$51,408,027, respectively, for the Equity Fund and $0 and $0, respectively, for the Intermediate Bond Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $113,552 and $82,318,090, respectively, for the Equity Fund and $0 and 0, respectively for the Intermediate Bond Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid during 1992, 1993 and 1994 were $42,199 and $32,699,055;  $29,144 and $22,553,022; $59,958
and $42,856,997,
respectively, for the Equity Fund. No such commissions were paid for the
Intermediate Bond Fund for 1992, 1993 or 1994.

         Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Harris Investors Direct, Inc. ("HID") In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. The Funds will not deal with the
Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In  placing  orders  for  portfolio  securities  of the
Funds,  HIM is
required to give primary consideration to obtaining the most favorable price and
efficient  execution.  This means that HIM will seek to execute each transaction
at a price and commission, if any, that provide the most favorable total cost or
proceeds  reasonably  attainable in the circumstances.  While HIM will generally
seek  reasonably  competitive  spreads  or  commissions,   the
Funds  will  not
necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Trustees and
Board of Directors.

         Subject to the above considerations, HID may act as a main broker for the Funds. For it to effect any portfolio transactions for the Funds, the commissions, fees or other remuneration received by it must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. This standard would allow HID to receive no more than the remuneration that would be expected to be received by an unaffiliated broker on a commensurate arm's-length transaction. Furthermore, the Trustees of the Trust and the Directors of the Company, including a majority who are not "interested"
Trustees or Directors, as the case may be, have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES

         The Prospectuses describe generally the tax treatment of distributions by the Trust and the Company, as the case may be. This section of the Statement includes additional information concerning federal taxes.

         Each Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Code generally will be applied to each
Fund separately, rather than to the Trust or the Company as a whole.

         Qualification as a regulated investment company under the Internal
Revenue Code of 1986, as amended (the "Code") generally requires, among other things, that (a) at least 90% of the Fund's annual gross income (without offset for losses) be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of stocks, securities or options thereon and certain other income including, but not limited to, gains from futures contracts; (b) the Fund derives less than 30% of its gross income from gains (without offset for losses) from the sale or other disposition of stocks, securities or options thereon and certain futures contracts held for less than three months; and (c) the Fund diversifies its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities, with such other securities limited in respect of any one issuer to an amount not greater than 5% of each Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than
U.S. Government securities). As a regulated investment company, each Fund will not be subject to federal income tax on its net investment income and net capital gains distributed to its shareholders, provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year and, in the case of the Tax-Exempt
Money Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, that it distributes to its shareholders at least 90% of its net tax-exempt income
(including net short-term capital gains). In addition, the Tax-Exempt Money
Fund, the Intermediate Tax-Exempt Fund and the Tax-Exempt Fund intend that at least 50% of the value of its total assets at the close of each quarter of its taxable year will consist of obligations the interest on which is exempt from federal income tax, so that such Funds will qualify under the Code to pay
"exempt-interest dividends."

         As described in the relevant Prospectus, certain of the Funds may invest in municipal bond index futures contracts and options on interest rate futures contracts. The Funds do not anticipate that these investment activities will prevent the Funds from qualifying as regulated investment companies. As a general rule, these investment activities will increase or decrease the amount of long-term and short-term capital gains or losses realized by a Fund and, accordingly, will affect the amount of capital gains distributed to the Fund's shareholders.

         For Federal income tax purposes,  gain or loss on the
futures contracts
and  options  described  above  (collectively   referred  to  as
"section  1256
contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, a Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to a
Fund and the amount of distributions  taxable to a shareholder.
Moreover,  if a
Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. Each Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         Each  Fund  (except  the  Tax-Exempt   Money  Fund,  the
Intermediate
Tax-Exempt Fund and the Tax-Exempt Fund to the extent of this tax-exempt interest) will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. Each Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax.
Dividends declared by a Fund in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by a Fund from sources within foreign
countries may be
subject  to  withholding  and  other  taxes  imposed  by  such
countries.   Tax
conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by a Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases  where the Fund  acquires a put or writes a call  thereon.
Other gains or
losses on the sale of securities will be short-term capital gains or losses.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International
Fund, the Balanced
Fund, the Convertible  Securities  Fund, the Bond Fund, the
Government Fund, the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if an option written by a
Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction.

         In the case of the Growth Fund, the Equity Fund, the Small-Cap Fund, the Equity Income Fund, the Index Fund, the International
Fund, the Balanced
Fund, the Convertible  Securities  Fund, the Bond Fund, the
Government Fund, the
Intermediate Tax-Exempt Fund and the Tax-Exempt Fund, if securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that a Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit a Fund's ability to write options.

         If, in the opinion of the Trust or the Company, as the case may be, ownership of its shares has or may become concentrated to an extent that could cause the Trust or the Company to be deemed a personal holding company within the meaning of the Code, the Trust or the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK

         The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value, and to create one or more classes of these shares. Pursuant thereto, the
Trustees have authorized the issuance of two classes of shares, Class A Shares and Institutional Shares, for each of the eleven Funds of the Trust.

         The authorized capital stock of the Company consists of an aggregate of
10,000,000,000 shares ("Shares"), par value of $.001 per share. With respect to the Company's Funds detailed in this Statement of Additional Information, the
Company's  capital stock is currently  classified as follows:
"Government Money
Fund-Class A," consisting of 500,000,000  Shares,  "Government
Money Fund-Class
B,"  consisting of  200,000,000  Shares,  "Government  Money
Fund-Institutional
Shares," consisting of

500,000,000  Shares,  "Money Fund-Class A," consisting of
500,000,000  Shares,  "Money  Fund-Class B,"  consisting of
200,000,000  Shares,
"Money Fund-Institutional Shares," consisting of 500,000,000
Shares, "Tax-Exempt
Money  Fund-Class  A,"  consisting  of  500,000,000  Shares,
"Tax-Exempt  Money
Fund-Class   B,"   consisting   of   200,000,000   Shares,   "Tax-
Exempt   Money
Fund-Institutional  Shares," consisting of 500,000,000  Shares,
"Harris Insight
Equity Fund-Class A," consisting of 100,000,000  Shares,  "Harris
Insight Equity
Fund-Institutional  Shares," consisting of 100,000,000  Shares,
"Harris Insight
Intermediate Bond Fund-Class A," consisting of 100,000,000
Shares,  and "Harris
Insight   Intermediate  Bond  Fund  -  Institutional   Shares,"
consisting  of
100,000,000 Shares.

         Generally,  all shares of the Trust and all shares of the
Company  have
equal voting rights with other shares of the Trust or the Company, respectively,
and will be voted in the  aggregate,  and not by class,  except where voting by
class is required by law or where the matter involved affects only one class. As
used in the  Prospectuses and in this Statement of Additional
Information,  the
term   "majority,"   when  referring  to  the  approvals  to  be
obtained  from
shareholders in connection with general matters affecting the Funds (e.g., election of Trustees or Directors and ratification of independent accountants), means the vote of the lesser of (i) 67% of the Trust's or the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's or the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single Fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund represents an equal proportionate interest in that
Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Trust's Board of Trustees or the
Company's Board of Directors, as the case may be. Notwithstanding the foregoing, each class of shares of each Fund bears exclusively the expense of fees paid to
Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the Trust or the Company (or a Fund), shareholders of each Fund (or the Fund being dissolved) are entitled to receive the assets attributable tothat Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Trustees or the Directors, as the case may be, in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust or the Company, as the case may be.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the
Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration
Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Funds' custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund, and pays all expenses of each Fund.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP has been selected as the independent accountants for both the Trust and the Company. Price Waterhouse LLP provides audit services and assistance and consultation in connection with review of certain Commission filings. Price Waterhouse LLP's address is 30 South 17th Street,
Philadelphia,
Pennsylvania 19103.

                                     EXPERTS

         The   financial   statements   incorporated   by
reference   into  the
Prospectuses and included in this Statement of Additional
Information have been
incorporated by reference or included in reliance on the report of Price
Waterhouse LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

                       Specimen Computations of Net Asset
                      Values and Offering Prices Per Share

Equity Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at October 31, 1995.............
$14.53

======

Maximum Offering Price per Share ($14.53 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more).............
$15.21

======

Intermediate Bond Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at October 31, 1995.............
$10.26

======

Maximum Offering Price per Share ($10.26 divided by .955)
                                   -----            ----
  (reduced on purchases of $100,000 or more).............
$10.74

======

         The Financial Statements for the year ended December 31,
1994 including
the  notes  thereto,   have  been  audited  by  Price  Waterhouse
LLP  and  are
incorporated  by reference in the Statement of Additional
Information  from the
Annual Report of the Company dated December 31, 1994.

                               HARRIS INSIGHT FUNDS

                                 Government Assets Fund

                           Statement of Assets and
Liabilities

                                   October 31, 1995

                                      (Unaudited)


ASSETS

      Investments
at Value (Cost
$339,172,867)
$
3
3
9
,
1
7
2
,
8
6
7


      Cash
4
3
9


      Interest
Receivable
2
,
0
3
5
,
3
1
5


      Prepaid
Expenses






1
5
,
3
0
7






TOTAL ASSETS
3
4
1
,
2
2
3
,
9
2
8




 LIABILITIES

      Dividend
Payable
1
,
4
6
0
,
9
1
8


      Investment
Purchase Unsettled
0


      Accrued
Expenses






2
0
5
,
8
8
3









TOTAL LIABILITIE




1
,
6
6
6
,
8
0
1








 NET ASSETS
applicable to
339,557,127


      shares
outstanding
$
3
3
9
,
5
5
7
,
1
2
7




 NET ASSET VALUE PER
SHARE
$
1
 .
0
0




                                       FS-1


                             HARRIS INSIGHT FUNDS

                              Cash Management Fund

                       Statement of Assets and Liabilities

                            October 31,1995

                                  (Unaudited)


 ASSETS





      Investments
at Value (Cost
$634,013,800)
$
6
3
4
,
0
1
3
,
8
0
0


      Interest
Receivable
2
,
1
3
6
,
8
4
1


      Prepaid
Expenses
6
7
,
3
6
5


      Cash











1
9
1






TOTAL ASSETS


6
3
6
,
2
1
8
,
1
9
7








 LIABILITIES





      Accrued
Expenses
3
9
2
,
4
8
8


      Dividend
Payable




2
,
9
7
8
,
3
2
4


      Investment
Purchase
Unsettled
0






TOTAL LIABILITIES




3
,
3
7
0
,
8
1
2








 NET ASSETS
applicable to
632,836,536


      shares
outstanding
$
6
3
2
,
8
4
7
,
3
8
5








 NET ASSET VALUE
PER SHARE










$
1
 .
0
0




                                    FS-2


                            HARRIS INSIGHT FUNDS

                         Tax-Free Money Market Fund

                     Statement of Assets and Liabilities

                              October 31, 1995

                                (Unaudited)


 ASSETS





      Cash
$
1
0
3
,
8
0
4


      Investments
at Value (Cost
$407,674,304)
4
0
7
,
6
7
4
,
3
0
4


      Interest
Receivable
2
,
3
6
0
,
3
1
5


      Prepaid
Expenses










5
,
9
2
9






TOTAL ASSETS

4
1
0
,
1
4
4
,
3
5
2








 LIABILITIES





      Dividend
Payable
1
,
2
1
5
,
3
5
4


      Accrued
Expenses






2
1
0
,
0
6
9









TOTAL LIABILITIES




1
,
4
2
5
,
4
2
3








 NET ASSETS
applicable to
408,725,105


      shares
outstanding
$
4
0
8
,
7
1
8
,
9
2
9








 NET ASSET VALUE
PER SHARE
$
1
 .
0
0




                                       FS-3


                                  HARRIS INSIGHT FUNDS

                                      Equity Fund

                          Statement of Assets and
Liabilities

                                 October, 1995

                                      (Unaudited)

 ASSETS

      Cash
$
3
5


      Investments
at Value (Cost
$47,889,940)
5
9
,
1
5
3
,
5
8
9


      Dividends
Receivable
1
0
3
,
8
0
5


      Receivable
for Investment
Sold
0


      Interest
Receivable
4
,
3
9
9


      Receivable
for Fund Share
Sold
3
0
,
6
1
0


      Prepaid
Expenses








3
,
3
2
5






TOTAL ASSETS


5
9
,
2
9
5
,
7
6
3





 LIABILITIES





      Accrued
Expenses








5
5
,
9
4
2






TOTAL LIABILITIES








5
5
,
9
4
2








 NET ASSETS
applicable to
4,076,607


      shares
outstanding
$
5
9
,
2
3
9
,
8
2
1








 NET ASSET VALUE
PER SHARE








$
1
4
 .
5
3




                                           FS-4



                                   HARRIS INSIGHT FUNDS

                               Managed Fixed Income Fund

                          Statement of Assets and
Liabilities

                                   October 31, 1995

                                      (Unaudited)

 ASSETS






Investments
at Value
(Cost
$587,379)
$

5
4
,
3
7
1
,
2
2
8



Interest
Receivable
6
9
2
,
4
7
7


      Cash
0



Receivable
for
Investment
Sold
4
9
4
,
7
9
9



Receivable
for Fund
Share Sold
2
5
0



Prepaid
Expenses









2
,
8
4
0






TOTAL
ASSETS


5
5
,
5
6
1
,
5
9
4






LIABILITIES






Investment
Purchase
Unsettled
5
,
2
3
9
,
0
6
8



Payable
Fundshare
Redeemed
0



Accrued
Expenses








3
7
,
3
1
0






TOTAL
LIABILITIES




5
,
2
7
6
,
3
7
8








 NET ASSETS
applicable
to
4,899,225



shares
outstanding

$
5
0
,
2
8
5
,
2
1
6








 NET ASSET
VALUE PER
SHARE









$
1
0
 .
2
6




                                          FS-5



                                  HARRIS INSIGHT FUNDS
                                 Government Assets Fund
                                Statement of Operations
                      January 1, 1995 through October 31,
1995
                                      (Unaudited)
Year to Date
 INVESTMENT INCOME
    Interest
$
1
4
,
7
9
0
,
1
3
6





 EXPENSES





   Investment
Advisory Fee
2
7
3
,
2
6
8


   Pricing Fee
7
0
8


   Administration
Fee
2
8
3
,
9
1
6


   Funds -
Distribution Fee
2
4
,
1
6
3


   Shareholder
Servicing Fee
7
9
4
,
2
3
1


   Transfer Agent
Fee
2
8
,
8
9
7


   Custodian Fee
5
8
,
0
4
3


   Legal
6
,
9
1
1


   Audit Fee
1
0
,
2
1
2


   Insurance
9
,
1
1
5


   Directors Fee
1
7
,
7
1
6


   Printing
9
,
3
8
5


   ICI Fees
4
,
8
8
9


   Blue Sky
1
0
,
3
1
9


   Advertising
7
,
6
5
0


   SEC Fee
3
6
,
9
7
6


   Miscellaneous









4
6
0





      Total
Expenses
1
,
5
7
6
,
8
5
9


      Less:
Accrued fee
waivers



(
2
2
7
,
9
2
8
)





      Net
Expenses


1
,
3
4
8
,
9
3
1





 NET INVESTMENT
INCOME
1
3
,
4
4
1
,
2
0
5





 REALIZED AND
UNREALIZED GAIN
(LOSS)   ON
INVESTMENTS





   Net Realized
Gain (Loss) on
Investment


   Transactions
0





   Net Increase
(Decrease) in
Unrealized


   Appreciation
on Investments













0


      Net
Realized and
Unrealized Gain


      (Loss) on
Investments













0





 NET INCREASE
(DECREASE) IN NET
ASSETS


   RESULTING FROM
OPERATIONS
$
1
3
,
4
4
1
,
2
0
5



                                    FS-6


                            HARRIS INSIGHT FUNDS
                           Cash Management Fund
                            Statement of Operations
                     January 1,1995 through October 31, 1995
                                  (Unaudited)
Year to Date
 INVESTMENT
INCOME



$
3
2
,
0
6
9
,
0
7
4


   Interest





 EXPENSES





   Investment
Advisory Fee
5
6
1
,
7
4
1


   Funds-
Distribution Fee
5
1
,
3
0
0


   Advertising
1
6
,
2
6
8


   Administration
Fee
6
2
3
,
3
3
9


   Transfer Agent
Fee
4
6
,
1
3
3


   Directors Fee
4
0
,
0
6
5


   Custodian Fee
1
2
4
,
8
6
7


   Shareholder
Servicing Fee
1
,
5
4
5
,
4
5
1


   Blue Sky Fee
1
2
,
3
3
4


   Legal Fee
1
5
,
9
6
1


   ICI  Fee
1
1
,
0
0
8


   Audit Fee
3
2
,
4
8
9


   Insurance Fee
2
2
,
4
2
2


   Printing Fee
2
2
,
3
0
3


   Pricing fee
3
0
4


   Organizational
Fee
0


   Miscellaneous
Fee
8
9
2


   Sec Fee







4
4
,
1
9
2





      Total
Expenses
3
,
1
7
1
,
0
6
9


      Less:
Accrued Fee
Waivers




(
4
1
8
,
2
3
3
)





      Net
Expenses



2
,
7
5
2
,
8
3
6





 NET INVESTMENT
INCOME


2
9
,
3
1
6
,
2
3
8





 REALIZED AND
UNREALIZED GAIN
(LOSS)   ON
INVESTMENTS





   Net Realized
Gain (Loss) on
Investment


   Transactions
1
1
,
7
0
6





   Net Increase
(Decrease) in
Unrealized


   Appreciation
on Investments














0


      Net
Realized and
Unrealized Gain


      (Loss) on
Investments








1
1
,
7
0
6





 NET INCREASE
(DECREASE) IN NET
ASSETS


   RESULTING FROM
OPERATIONS
$

2
9
,
3
2
7
,
9
4
4



                                   FS-7


                          HARRIS INSIGHT FUNDS
                         Tax-Free Money Market Fund
                           Statement of Operations
                    January 1, 1995 through October 31, 1995
                                (Unaudited)
Year to Date
 INVESTMENT
INCOME





    Interest
$
1
3
,
4
2
2
,
1
5
2








 EXPENSES





   Investment
Advisory Fee
3
7
9
,
5
6
8



Administration
Fee
4
1
0
,
3
4
5


   Transfer
Agent Fee
3
7
,
2
1
7


   Custodian Fee
5
3
,
8
5
3


   Legal Fee
1
0
,
3
0
3


   Pricing Fee
3
8
3


   Audit Fee
2
3
,
6
5
0


   Insurance Fee
1
2
,
1
9
1


   Directors Fee
2
5
,
8
8
6


   Printing Fee
1
4
,
2
0
2


   SEC Fee
2
2
,
9
0
8


   Blue Sky Fee
7
,
5
2
3


   Miscellaneous
Fee
1
9
9


   Shareholder
Servicing Fee
4
7
4
,
0
7
1


   ICI Fee
6
,
9
9
8


   Advertising
Fee





1
0
,
5
9
8





      Total
Expenses
1
,
4
8
9
,
8
9
5


      Less:
Accrued fee
waivers


(
1
2
5
,
6
9
5
)





      Net
Expenses


1
,
3
6
4
,
2
0
0





 NET INVESTMENT
INCOME
1
2
,
0
5
7
,
9
5
2





 REALIZED AND
UNREALIZED GAIN
(LOSS)   ON
INVESTMENTS








   Net Realized
Gain (Loss) on
Investment


   Transactions









(
9
6
8
)








   Unamortized
Market Discount














0








 NET INCREASE
(DECREASE) IN
NET
  ASSETS
RESULTING FROM
OPERATIONS
$
1
2
,
0
5
6
,
9
8
4



                                       FS-8


                                HARRIS INSIGHT FUNDS
                                    Equity Fund
                              Statement of Operations
                      January 1, 1995 through October 31,
1995
                                    (Unaudited)
Year to Date
 INVESTMENT INCOME


    Dividends
$
1
,
0
7
5
,
3
8
3


    Interest




5
9
,
6
5
8





      Total
Investment Income
1
,
1
3
5
,
0
4
1





 EXPENSES





   Investment
Advisory Fee
2
9
0
,
2
7
3


   Administration Fee
4
4
,
6
8
0


   Transfer Agent Fee
1
6
,
2
0
7


   Funds Disributor
4
,
3
6
9


   Advertising
1
,
3
8
2


   Custodian Fee
2
0
,
3
8
6


   Legal Fee
1
,
0
9
9


   Audit Fee
1
,
2
1
8


   Directors' Fee
3
,
0
6
1


   Printing
3
,
3
5
5


   ICI Fee
6
3
5


   Pricing Fee
2
,
3
6
1


   Organization
0


   Blue Sky
9
,
2
4
5


   Insurance
1
,
7
7
0


   SEC
8
2
5


   Miscellaneous







1
8
5





      Total Expenses
4
0
1
,
0
5
1


      Less: Accrued
fee waiver




(
3
,
8
2
6
)





      Net Expenses



3
9
7
,
2
2
5





 NET INVESTMENT
INCOME



7
3
7
,
8
1
6





 REALIZED AND
UNREALIZED GAIN
(LOSS) ON


  INVESTMENTS





   Net Realized Gain
(Loss) on Investment


   Transactions
3
,
8
3
2
,
2
4





   Net Increase
(Decrease) in
Unrealized


      Appreciation
(Depreciation)

8
,
5
8
8
,
7
7
1





      Net Realized
and Unrealized Gain


      (Loss) on
Investments
1
2
,
4
2
1
,
0
1
3





 NET INCREASE
(DECREASE) IN NET


  ASSETS RESULTING
FROM OPERATIONS
$
1
3
,
1
5
8
,
8
2
9


                                         FS-9


                                HARRIS INSIGHT FUNDS
                             Managed Fixed Income Fund
                              Statement of Operations
                       October 1, 1995 through October 31,
1995
                                     (Unaudited)
Year to Date
 INVESTMENT
INCOME





    Interest
$

2
,
5
0
7
,
6
4
5





      Total
Investment Income


2
,
5
0
7
,
6
4
5





 EXPENSES





   Investment
Advisory Fee
2
6
6
,
9
7
4


   Administration
Fee
4
5
,
5
4
4


   Transfer Agent
Fee
8
,
7
9
9


   Custodian Fee
1
4
,
1
9
7


   Legal Fee
1
,
2
9
6


   Audit Fee
1
,
1
9
2


   Directors' Fee
2
,
8
6
0


   Printing
3
,
2
2
7


   Organization
2
,
3
3
2


   Blue Sky
1
4
,
7
1
3


   ICI Fee
8
3
6


   Insurance
1
,
7
3
6


   Pricing
6
,
0
8
4


   Miscellaneous
Expense











6
7





      Total
Expenses
3
6
9
,
8
5
7


      Less:
Accrued fee
waivers


(
1
4
1
,
0
2
2
)





      Net
Expenses




2
2
8
,
8
3
5





 NET INVESTMENT
INCOME

2
,
2
7
8
,
8
1
0





 REALIZED AND
UNREALIZED GAIN
(LOSS)    ON
INVESTMENTS





   Net Realized
Gain (Loss) on
Investment


   Transactions
6
4
4
,
2
2
2





   Net Increase
(Decrease) in
Unrealized



Appreciation
(Depreciation)

1
,
9
4
9
,
9
6
1





      Net
Realized and
Unrealized Gain


      (Loss) on
Investments

2
,
5
9
4
,
1
8
3





 NET INCREASE
(DECREASE) IN NET
ASSETS


   RESULTING FROM
OPERATIONS
$
4
,
8
7
2
,
9
9
3



                                           FS-10



                                  HARRIS INSIGHT FUNDS

                                 Government Assets Fund

                           Statement of Changes in Net
Assets

                      January 1, 1995 through October 31,
1995

                                        (Unaudited)


Year to Date

   Operations:





      Net
Investment Income

1
3
,
4
4
1
,
2
0
5


      Net
Realized Gain
(Loss) on
Investments
0


      Net
Increase
(Decrease) in
Unrealized



Appreciation on
Investments

















0





      Net
Increase in Net
Assets Resulting


        from
Operations





1
3
,
4
4
1
,
2
0
5





   Distributions:


      Dividends
from Net
Investment Income
(
1
3
,
4
4
1
,
2
0
5
)


      Dividends
from Net Realized
Gain

















0





   Total
Distribution to
Shareholders



(
1
3
,
4
4
1
,
2
0
5
)








   Capital Share
Transactions:


         Proceeds
from sale of
capital shares
1
,
4
6
4
,
2
2
1
,
0
5
1


         Value of
shares reinvested
3
,
1
6
9
,
9
3
5


         Cost of
shares
repurchased
(
1
,
3
6
7
,
0
7
0
,
2
2
4
)





      Net
Increase
(Decrease) in Net
Assets


        from
Capital Share
Transactions




1
0
0
,
3
2
0
,
7
6
2





         Total
Increase
(Decrease) in


           Net
Assets




1
0
0
,
3
2
0
,
7
6
2











 NET ASSETS:





   Beginning of
period




2
3
9
,
2
3
6
,
3
6
5





   End of period




3
3
9
,
5
5
7
,
1
2
7




                                       FS-11


                               HARRIS INSIGHT FUNDS

                               Cash Management Fund

                          Statement of Changes in Net Assets

                     January 1, 1995 through October 31,
1995

                                    (Unaudited)
Year to Date

 INCREASE
(DECREASE) IN NET
ASSETS:





   Operations:





      Net
Investment Income
$
2
9
,
3
1
6
,
2
3
8


      Net
Realized Gain
(Loss) on
Investments
1
1
,
7
0
6


      Net
Increase
(Decrease) in
Unrealized



Appreciation on
Investments















0





      Net
Increase in Net
Assets Resulting


        from
Operations





2
9
,
3
2
7
,
9
4
4






Distributions:





        Dividends
from Net
Investment Income




(
2
9
,
3
1
6
,
2
3
8
)





     Capital
Share
Transactions:





         Proceeds
from sale of
capital shares
2
,
4
0
7
,
0
4
4
,
3
1
9


         Value of
shares reinvested
5
,
1
6
2
,
5
2
9


         Cost of
shares
repurchased
(
2
,
3
4
1
,
7
2
6
,
9
8
9
)





      Net
Increase
(Decrease) in Net
Assets


       from
Capital Share
Transaction





7
0
,
4
7
9
,
8
5
9








      Total
Increase
(Decrease) in Net
Assets





7
0
,
4
9
1
,
5
6
5











 NET ASSETS:





   Beginning of
period




5
6
2
,
3
5
5
,
8
2
0





   End of period



$
6
3
2
,
8
4
7
,
3
8
5




                                     FS-12


                             HARRIS INSIGHT FUNDS

                        Tax-Free Money Market Fund

                    Statement of Changes in Net Assets

                  January 1, 1995 through October 31, 1995

                               (Unaudited)


Year to Date
 INCREASE (DECREASE) IN NET ASSETS:

   Operations:





      Net
Investment Income
$

1
2
,
0
5
7
,
9
5
2


      Net
Realized
Gain(Loss) on
Investment
(
9
6
8
)


      Unamortized
Market Discount















0





      Net
increase in Net
Assets Resulting


        from
Operations



1
2
,
0
5
6
,
9
8
4





 Distributions:





      Dividends
from Net



Investment Income

(
1
2
,
0
5
7
,
9
5
2
)





 Capital Share
Transactions:





         Proceeds
from sale of
capital shares
7
6
6
,
2
2
3
,
4
4
7


         Value of
shares reinvested
2
,
6
9
9
,
1
8
3


         Cost of
shares
repurchased
(
7
2
0
,
8
0
3
,
3
0
1
)





      Net
Increase
(Decrease) in Net
Assets


         from
Capital Share
Transactions


4
8
,
1
1
9
,
3
2
9








      Total
Increase
(Decrease) in Net
Assets


4
8
,
1
1
8
,
3
6
1





 NET ASSETS:





   Beginning of
period

3
6
0
,
6
0
0
,
5
6
8





   End of period
$
4
0
8
,
7
1
8
,
9
2
9




                                      FS-13



                                HARRIS INSIGHT FUNDS

                                    Equity Fund

                         Statement of Changes in Net Assets

                      January 1, 1995 through October 31,
1995

                                    (Unaudited)

Year to Date
 INCREASE (DECREASE) IN NET ASSETS:

   Operations:





      Net
Investment Income
$
7
3
7
,
8
1
6


      Net
Realized Gain
(Loss) on
Investments
3
,
8
3
2
,
2
4
2


      Net
Increase
(Decrease) in
Unrealized



Appreciation
(Depreciation) on



Investments



8
,
5
8
8
,
7
7
1





      Net
Increase
(Decrease) in Net
Assets


        Resulting
from Operations


1
3
,
1
5
8
,
8
2
9





   Distributions:


      Dividends
from Net
Investment Income
(
6
6
7
,
6
0
3
)





      Dividends
from Capital
Gains












0





      Total
Distributions



(
6
6
7
,
6
0
3
)





   Capital Share
Transactions:


         Proceeds
from sale of
capital shares
2
7
,
1
4
4
,
6
2
1


         Value of
shares reinvested
2
1
5
,
6
8
0


         Cost of
shares
repurchased
(
1
9
,
5
3
1
,
7
5
2
)





      Net
Increase
(Decrease) in Net
Assets


        from
Capital Share
Transactions



7
,
8
2
8
,
5
4
9






Total Increase
(Decrease) in



Net Assets


2
0
,
3
1
9
,
7
7
5





 NET ASSETS:





   Beginning of
period


3
8
,
9
2
0
,
0
4
6





   End of period

$
5
9
,
2
3
9
,
8
2
1




                                         FS-14


                                HARRIS INSIGHT FUNDS

                             Managed Fixed Income Fund

                         Statement of Changes in Net Assets

                      October 1, 1995 through October 31,
1995

                                     (Unaudited)

Year to Date

 INCREASE
(DECREASE) IN NET
ASSETS:





   Operations:





      Net
Investment Income
$
2
,
2
7
8
,
8
1
0


      Net
Realized Gain
(Loss) on
Investments
6
4
4
,
2
2
2


      Net
Increase
(Decrease) in
Unrealized



Appreciation
(Depreciation) on



Investments


1
,
9
4
9
,
9
6
1





      Net
Increase
(Decrease) in Net
Assets


        Resulting
from Operations


4
,
8
7
2
,
9
9
3





   Distributions:





      Dividends
from Net
Investment Income
(
2
,
1
4
6
,
6
4
1
)





      Total
Distributions

(
2
,
1
4
6
,
6
4
1
)





   Capital Share
Transactions:





         Capital
shares sold
1
2
,
1
5
2
,
8
6
6


         Value of
shares reinvested
1
,
0
6
3
,
5
2
5


         Cost of
shares
repurchased

(
9
,
9
9
0
,
0
5
4
)





      Net
Increase
(Decrease) in Net
Assets


        from
Capital Share
Transactions


3
,
2
2
6
,
3
3
7






Total Increase
(Decrease) in



Net Assets


5
,
9
5
2
,
6
8
9





 NET ASSETS:





   Beginning of
period

4
4
,
3
3
2
,
5
2
7





   End of period
$
5
0
,
2
8
5
,
2
1
6




                                              FS-15


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Government Assets Fund









CLASS A








T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
1


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
0


Net Asset
Value,
Beginning of
Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:







Net
Investment
Income
 .
0
4
5

 .
0
3
7

 .
0
2
6

 .
0
3
3

 .
0
5
5

 .
0
7
5


     Total
from
Investment
Operations
 .
0
4
5

 .
0
3
7

 .
0
2
6

 .
0
3
3

 .
0
5
5

 .
0
7
5


Less
Distribution
s:







Dividends to
Shareholders
from
  Net
Investment
Income

(
 .
0
4
5
)


(
 .
0
3
7
)



(
 .
0
2
6
)


(
 .
0
3
3
)


(
 .
0
5
5
)


(
 .
0
7
5
)


     Total
Distribution
s
(
 .
0
4
5
)

(
 .
0
3
7
)

(
 .
0
2
6
)

(
 .
0
3
3
)

(
 .
0
5
5
)

(
 .
0
7
5
)


Net Asset
Value, End
of Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0



Total
Return:



4
 .
6
1
%
(
3
)



3
 .
7
2
%



2
 .
6
2
%



3
 .
4
2
%



5
 .
6
7
%



7
 .
7
8
%


Ratios/Suppl
emental
Data:







Net Assets,
End of
Period
$(000)
3
0
4
,
0
7
1

2
2
9
,
6
1
9

2
6
3
,
9
0
9

1
4
0
,
1
3
4

6
3
2
,
6
6
3

8
7
,
0
9
8


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
5
7
%
(
2
)


0
 .
6
0
%


0
 .
6
1
%


0
 .
6
6
%


0
 .
7
1
%


0
 .
5
2
%


Ratios of
Net
Investment
Income to
Average
  Net Assets


5
 .
4
1
%
(
2
)



3
 .
6
2
%



2
 .
5
7
%



3
 .
3
4
%



5
 .
4
5
%



7
 .
4
9
%



_______________________
(1)	Without the voluntary waiver of fees, the expense ratios
would have
been 0.67%, 0.66%, 0.70%, 0.70%, 0.78% and 0.83%, for the
	ten months ended October 31, 1995 and the  years ended
December 31,
1994, 1993, 1992, 1991 and 1990, respectively.
(2)	Annualized.
(3)	Total Returns for periods less than one year are not
annualized.





























                                           FS-16


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Gover
nment
Asset
s
Fund



CLASS
C




T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


0
5
/
1
6
/
9
4
*

t
o


1
2
/
3
1
/
9
4


Net Asset
Value,
Beginning of
Period
$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:



Net
Investment
Income
 .
0
4
7

 .
0
2
8


     Total
from
Investment
Operations
 .
0
4
7

 .
0
2
8


Less
Distribution
s:



Dividends to
Shareholders
from
  Net
Investment
Income

(
 .
0
4
7
)


(
 .
0
2
8
)


     Total
Distribution
s
(
 .
0
4
7
)

(
 .
0
2
8
)


Net Asset
Value, End
of Period
$
1
 .
0
0

$
1
 .
0
0



Total
Return:



4
 .
8
3
%
(
3
)



2
 .
8
2
%
(
3
)


Ratios/Suppl
emental
Data:



Net Assets,
End of
Period
$(000)
3
5
,
4
8
6


9
,
6
1
7


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
3
1
%
(
2
)


0
 .
2
9
%
(
2
)


Ratios of
Net
Investment
Income to
Average
  Net Assets


5
 .
6
5
%
(
2
)



4
 .
5
2
%
(
2
)




____________________________
* Date commenced operations.
(1)	Without the voluntary waiver of fees, the expense ratios
would have
been 0.32%
	and 0.31% for the ten months ended October 31, 1995 and the
period
ended
	December 31, 1994, respectively.
(2)	Annualized.
(3)	Total Returns for periods less than one year are not
annualized.
























FS-17


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Cash Management Fund









CLASS A








T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
1


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
0


Net Asset
Value,
Beginning
of Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:







Net
Investment
Income
 .
0
4
5

 .
0
3
7

 .
0
2
7

 .
0
3
4

 .
0
5
7

 .
0
7
7


     Total
from
Investment
Operations
 .
0
4
5

 .
0
3
7

 .
0
2
7

 .
0
3
4

 .
0
5
7

 .
0
7
7


Less
Distributio
ns:







Dividends
to
Shareholder
s from
  Net
Investment
Income

(
 .
0
4
5
)


(
 .
0
3
7
)


(
 .
0
2
7
)


(
 .
0
3
4
)


(
 .
0
5
7
)


(
 .
0
7
7
)


     Total
Distributio
ns
(
 .
0
4
5
)

(
 .
0
3
7
)

(
 .
0
2
7
)

(
 .
0
3
4
)

(
 .
0
5
7
)

(
 .
0
7
7
)


Net Asset
Value, End
of Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0



Total
Return:



4
 .
6
4
%
(
3
)



3
 .
7
9
%



2
 .
6
9
%



3
 .
4
1
%



5
 .
8
7
%



7
 .
9
4
%


Ratios/Supp
lemental
Data:







Net Assets,
End of
Period
$(000)
4
3
8
,
5
8
1


5
3
0
,
3
6
6


3
4
8
,
9
8
4


3
8
3
,
2
8
0


2
6
3
,
4
1
9


1
5
3
,
9
3
4


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
5
6
%
(
2
)


0
 .
5
5
%


0
 .
5
7
%


0
 .
6
0
%


0
 .
7
1
%


0
 .
6
7
%


Ratios of
Net
Investment
Income to
Average
  Net
Assets


5
 .
4
6
%
(
2
)



3
 .
7
9
%



2
 .
6
6
%



3
 .
3
4
%



5
 .
6
9
%



7
 .
6
6
%



____________________________
(1)	Without the voluntary waiver of fees, the expense ratios for the
ten months ended October 31, 1995 and the years ended December 31,
1994,
1993,
	1992, 1991 and 1990 would have been 0.65%, 0.65%, 0.72%,
0.73%,
0.74% and 0.78%, respectively.
(2)	Annualized.
(3)	Total returns for periods of less than one year are not
annualized.























                                          FS-18



HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Cash
Manag
ement
Fund



CLASS
C




T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4


Net Asset
Value,
Beginning
of Period
$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:



Net
Investment
Income
 .
0
4
8

 .
0
3
9


     Total
from
Investment
Operations
 .
0
4
8

 .
0
3
9


Less
Distributio
ns:



Dividends
to
Shareholder
s from
  Net
Investment
Income

(
 .
0
4
8
)


(
 .
0
3
9
)


     Total
Distributio
ns
(
 .
0
4
8
)

(
 .
0
3
9
)


Net Asset
Value, End
of Period
$
1
 .
0
0

$
1
 .
0
0



Total
Return:



4
 .
8
7
%
(
3
)



4
 .
0
8
%
(
3
)


Ratios/Supp
lemental
Data:




Net Assets,
End of
Period
$(000)
1
9
4
,
2
6
7


3
1
,
9
9
0


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
3
0
%
(
2
)


0
 .
2
9
%
(
2
)


Ratios of
Net
Investment
Income to
Average
  Net
Assets


5
 .
6
8
%
(
2
)



4
 .
7
9
%
(
2
)



____________________________
(1)	Without the voluntary waiver of fees, the expense ratios for the
ten months ended
	October 31, 1995 and the period ended December 31, 1994
would
	have been 0.31% and 0.30%, respectively.
(2)	Annualized.
(3)	Total returns for periods of less than one year are not
annualized.
(4)	Commenced operations on January 5, 1994.






















                                             FS-19


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Tax-Free Money Market Fund









CLASS A








T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
1


Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
0


Net Asset
Value,
Beginning of
Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:







Net
Investment
Income
 .
0
2
7

 .
0
2
3

 .
0
2
0

 .
0
2
5

 .
0
4
1

 .
0
5
3


Total from
Investment
Operations
 .
0
2
7


 .
0
2
3

 .
0
2
0

 .
0
2
5

 .
0
4
1

 .
0
5
3


Less
Distributions
:







Dividends to
Shareholders
from
  Net
Investment
Income

(
 .
0
2
7
)


(
 .
0
2
3
)


(
 .
0
2
0
)


(
 .
0
2
5
)


(
 .
0
4
1
)


(
 .
0
5
3
)


     Total
Distributions
(
 .
0
2
7
)

(
 .
0
2
3
)

(
 .
0
2
0
)

(
 .
0
2
5
)

(
 .
0
4
1
)

(
 .
0
5
3
)


Net Asset
Value, End of
Period
$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0

$
1
 .
0
0


Total Return:

2
 .
7
4
%
(
3
)


2
 .
3
0
%


1
 .
9
9
%


2
 .
5
4
%


4
 .
1
6
%


5
 .
5
1
%


Ratios/Supple
mental Data:







Net Assets,
End of Period
$(000)
1
5
7
,
0
0
0


1
2
3
,
5
0
3

1
6
8
,
4
4
0

1
5
2
,
8
2
1

1
5
7
,
6
9
3

1
3
6
,
1
1
7


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
5
7
%
(
2
)


0
 .
5
4
%


0
 .
5
4
%


0
 .
6
2
%


0
 .
4
9
%


0
 .
4
7
%


Ratios of Net
Investment
Income to
Average
  Net Assets


3
 .
2
4
%
(
2
)



2
 .
2
0
%



1
 .
9
7
%



2
 .
5
0
%



4
 .
0
8
%



5
 .
3
8
%



_______________________________
(1)	Without the voluntary waiver of fees, the expense ratios for the
ten months ended October 31, 1995 and for the years ended
	December 31, 1994, 1993, 1992, 	1991 and 1990 would have
been
0.65%, 0.65%, 0.71%, 0.73%, 0.75% and 0.78%, respectively.
(2)	Annualized.
(3)	Total Returns for periods less than one year are not
annualized.






























                                             FS-20


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Tax-
Free
Money
Marke
t
Fund




CLASS
C




T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)


0
1
/
0
5
/
9
4
*

t
o

1
2
/
3
1
/
9
4


Net Asset
Value,
Beginning of
Period
$
1
 .
0
0

$
1
 .
0
0


Income from
Investment
Operations:



Net
Investment
Income
 .
0
2
9

 .
0
2
5


Total from
Investment
Operations
 .
0
2
9

 .
0
2
5


Less
Distributions
:



Dividends to
Shareholders
from
  Net
Investment
Income

(
 .
0
2
9
)


(
 .
0
2
5
)


     Total
Distributions
(
 .
0
2
9
)

(
 .
0
2
5
)


Net Asset
Value, End of
Period
$
1
 .
0
0

$
1
 .
0
0


Total Return:

2
 .
9
8
%
(
3
)


2
 .
5
6
%
(
3
)


Ratios/Supple
mental Data:



Net Assets,
End of Period
$(000)
2
5
1
,
7
1
9

2
3
7
,
1
0
1


Ratios of
Expenses to
Average Net
Assets (1)

0
 .
2
9
%
(
2
)


0
 .
2
8
%
(
2
)


Ratios of Net
Investment
Income to
Average
  Net Assets


3
 .
5
1
%
(
2
)



2
 .
9
9
%
(
2
)



_____________________
* Date commenced operations.
(1)	Without the voluntary waiver of fees, the expense ratios
would have
been for
	the ten months ended October 31, 1995, and the period ended
December 31, 1994
	0.30% and 0.30%, respectively.
(2)	Annualized.
(3)	Total Returns for periods less than one year are not
annualized.






















                                          FS-21



HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Equity Fund







T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
1

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
0


Net
Asset
Value,
Beginni
ng of
Period
$
1
1
 .
2
8

$
1
2
 .
8
6

$
1
1
 .
5
7

$
1
2
 .
0
8

$
1
0
 .
0
5

$
1
1
 .
2
2


Income
from
Investm
ent
Operati
ons:







Net
Investm
ent
Income
 .
1
9
0

 .
2
6
3

 .
1
9
7

 .
2
6
7

 .
2
8
2

 .
3
2
3


Net
Realize
d and
Unreali
zed
  Gain
(Loss)
on
Investm
ents

3
 .
2
3
3


(
 .
5
1
4
)


1
 .
9
0
4


 .
7
0
3


2
 .
4
1
8


(
1
 .
2
0
3
)



Total
from
Investm
ent
Operati
ons
3
 .
4
2
3

(
 .
2
5
1
)

2
 .
1
0
1

 .
9
7
0

2
 .
7
0
0

(
 .
8
8
0
)


Less
Distrib
utions:







Dividen
ds to
Shareho
lders
from
  Net
Investm
ent
Income

(
 .
1
7
3
)


(
 .
2
6
3
)


(
 .
2
0
4
)


(
 .
2
9
0
)


(
 .
2
8
0
)


(
 .
2
9
0
)


Dividen
ds to
Shareho
lders
from
  Net
Capital
Gains


-



(
1
 .
0
6
6
)


(
 .
6
0
7
)


(
1
 .
1
9
0
)


(
 .
3
9
0
)



-



Total
Distrib
utions
(
 .
1
7
3
)

(
1
 .
3
2
9
)

(
 .
8
1
1
)

(
1
 .
4
8
0
)

(
 .
6
7
0
)

(
 .
2
9
0
)


Net
Asset
Value,
End of
Period
$
1
4
 .
5
3

$
1
1
 .
2
8

$
1
2
 .
8
6

$
1
1
 .
5
7

$
1
2
 .
0
8

$
1
0
 .
0
5



Total
Return:


3
0
 .
5
1
%
(
3
)


(
2
 .
0
5
)
%


1
8
 .
2
3
%


8
 .
1
9
%


2
7
 .
2
9
%


(
7
 .
8
7
)
%


Ratios/
Supplem
ental
Data:







Net
Assets,
End of
Period
$(000)
5
9
,
2
4
0

3
8
,
9
2
0

4
7
,
2
4
1

3
1
,
8
0
9

3
4
,
1
5
0

2
4
,
6
4
9


Ratios
of
Expense
s to
Average
Net

Assets
(1)

0
 .
9
6
%
(
2
)


0
 .
9
0
%


0
 .
9
3
%


0
 .
9
6
%


0
 .
9
8
%


1
 .
0
0
%


Ratios
of Net
Investm
ent
Income
to

Average
Net
Assets

1
 .
7
8
%
(
2
)


1
 .
9
4
%


1
 .
5
9
%


2
 .
1
6
%


2
 .
5
2
%


3
 .
2
9
%


Portfol
io
Turnove
r Rate
6
4
 .
8
6
%

8
7
 .
8
3
%


5
7
 .
3
1
%

6
3
 .
7
9
%

7
7
 .
8
5
%

5
2
 .
2
7
%



_______________________________
(1)	Without the voluntary waiver of fees, the expense ratios for the
ten months ended October 31, 1995 and for the years ended
	December 31, 1994, 1993, 1992, 1991 and 1990 would have been
0.97%,
0.92% 0.96%, 0.98%, 1.01% and 1.21%, respectively.
(2)	Annualized
(3)	Total returns for periods of less than one year are not
annualized.
(4)	Sales load is not reflected in total return.























                                           FS-22


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)



Managed Fixed Income Fund






T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2

0
4
/
0
1
/
9
1
*

t
o

1
2
/
3
1
/
9
1


Net
Asset
Value,
Beginn
ing of
Period
$

9
 .
6
6

$
1
0
 .
3
4

$
1
0
 .
2
2

$
1
0
 .
5
7

$
1
0
 .
0
0


Income
from
Invest
ment
Operat
ions:






Net
Invest
ment
Income
 .
4
9
6

 .
5
5
9

 .
5
6
3

 .
6
3
0

 .
4
7
4


Net
Realiz
ed and
Unreal
ized
  Gain
(Loss)
on
Invest
ments

 .
5
7
3


(
 .
6
9
4
)


 .
4
3
5


(
 .
0
8
7
)


 .
6
0
1



Total
from
Invest
ment
Operat
ions
1
 .
0
6
9

(
 .
1
3
5
)

 .
9
9
8

 .
5
4
3

1
 .
0
7
5


Less
Distri
bution
s:






Divide
nds to
Shareh
olders
from
  Net
Invest
ment
Income

(
 .
4
6
9
)


(
 .
5
4
5
)


(
 .
5
6
4
)


(
 .
6
3
1
)


(
 .
4
7
5
)


Divide
nds to
Shareh
olders
from
  Net
Capita
l
Gains


-



-


(
 .
3
1
4
)


(
 .
2
6
2
)


(
 .
0
3
0
)



Total
Distri
bution
s
(
 .
4
6
9
)

(
 .
5
4
5
)

(
 .
8
7
8
)

(
 .
8
9
3
)

(
 .
5
0
5
)


Net
Asset
Value,
End of
Period
$
1
0
 .
2
6

$
9
 .
6
6

$
1
0
 .
3
4

$
1
0
 .
2
2

$
1
0
 .
5
7



Total
Return
:


1
1
 .
2
8
%
(
3
)



(
1
 .
2
9
)
%


9
 .
9
1
%


5
 .
2
8
%


1
1
 .
0
4
%
(
3
)


Ratios
/Suppl
ementa
l
Data:






Net
Assets
, End
of
Period
$(000)
5
0
,
2
8
5

4
4
,
3
3
3

7
4
,
0
5
7

7
1
,
8
4
8

4
4
,
3
1
3


Ratios
of
Expens
es to
Averag
e Net

Assets
(1)

0
 .
6
0
%
(
2
)


0
 .
6
0
%


0
 .
6
0
%


0
 .
6
0
%


0
 .
6
0
%
(
2
)


Ratios
of Net
Invest
ment
Income
to

Averag
e Net
Assets

5
 .
9
7
%
(
2
)


5
 .
2
9
%


5
 .
3
2
%


6
 .
0
7
%


6
 .
6
0
%
(
2
)


Portfo
lio
Turnov
er
Rate
1
6
9
 .
5
9
%

1
4
0
 .
9
9
%

2
1
5
 .
0
7
%

1
3
3
 .
7
8
%

1
0
8
 .
7
0
%



___________________________
*	Date commenced operations.
(1)	Without the voluntary waiver of fees, the expense ratios for the
ten months ended October 31, 1995, for the years
	ended December 31, 1994, 1993, 1992, and for the period
ended
December 31, 1991 would have been 0.97%, 0.92%,
	 0.94%, 0.93%, and 1.01% , respectively.
(2)	Annualized
(3)	Total returns for periods of less than one year are not
annualized.
(4)	Sales load is not reflected in total return.






















                                          FS-23


                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard &
Poor's Corporation ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the highest rating assigned by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay
interest  and
               repay principal  although it is somewhat more
susceptible to the
               adverse  effects  of  changes  in   circumstances
and  economic
               conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and
BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's
Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

                Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are  judged to be of
high  quality
               by all standards.  Together with the Aaa group they
comprise what
               are  generally  known as high grade  bonds.  They
are rated lower
               than the best bonds because  margins of protection
may not be as
               large as in Aaa securities or fluctuation of
protective  elements
               may be of  greater  amplitude  or  there  may be
other  elements
               present which make the  long-term  risks appear
somewhat  larger
               than in Aaa securities.
                                                                A-
1

                  A - Bonds that are rated A possess many
favorable  investment
               attributes   and  are  to  be   considered   upper
medium  grade
               obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or
Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps
Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA - Debt rated AA is of high credit quality. Protection
               factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below
average  protection
               factors  but  are  still   considered   sufficient
for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and
BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc.
("IBCA") for bonds:

               Obligations  rated AAA by IBCA  have the  lowest
expectation  of
               investment  risk.  Capacity for timely repayment of
principal and
               interest is  substantial,  such that adverse
changes in business,
               economic  or  financial   conditions  are  unlikely
to  increase
               investment risk significantly.

               IBCA also assigns a rating to certain international and U.S.
               banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and
               Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual
               Ratings, which range in gradations from A through E, represent
               IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows,  superior  liquidity  support or
demonstrated  broad-based
               access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term
debt are Duff
1, Duff 2, and Duff 3. D&P employs three designations,  Duff 1+,
Duff 1 and Duff
1-, within the highest rating category.  Duff 1+ indicates
highest certainty of
timely payment.  Short-term  liquidity,  including  internal operating  factors
and/or access to alternative sources of funds, is judged to be
"outstanding, and
safety is just below risk-free U.S.  Treasury  short-term
obligations."  Duff 1
indicates very high certainty of timely payment. Liquidity factors are excellent
and  supported  by  good  fundamental   protection  factors.  Risk
factors  are
considered to be minor. Duff 1- indicates high certainty of timely payment.
Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation.
Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of
Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest  commercial  paper
rating assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting
institutions)  are
considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for  commercial  paper is Duff
1. D&P employs
three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

  Duff  1  plus  indicates  highest  certainty  of  timely
payment.  Short-term
liquidity,   including   internal  operating  factors  and/or
ready  access  to
alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor.
Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest  commercial  paper
rating assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting
institutions)  are
considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1               The highest category;  indicates a
very high degree
                             of likelihood  that  principal and
interest will be
                             paid on a timely basis.

         TBW-2               The second  highest  category;  while
the degree of
                             safety  regarding timely repayment of
principal and
                             interest is strong,  the relative
degree of safety
                             is not as high as for issues rated
"TBW-1".

         TBW-3               The lowest  investment  grade
category;  indicates
                             that while more susceptible to
adverse developments
                             (both internal and external) than
obligations with
                             higher ratings,  capacity to service
principal and
                             interest   in  a  timely   fashion
is   considered
                             adequate.

         TBW-4               The lowest rating category; this
rating is regarded
                             as non-investment grade and therefore
speculative.

                                                    HARRIS INSIGHT
FUNDS
                                          HARRIS INSIGHT CONVERTIBLE
FUND

                                    STATEMENT OF ADDITIONAL
INFORMATION
                                      One Exchange Place, Boston,
Massachusetts 02109
                                                     Telephone: (800)
982-8782

          The Harris Insight Convertible Fund (the "Fund") is one of six portfolios of HT Insight
Funds, Inc. (the "Company") an open-end diversified management investment company.
 The investment objective of the Fund is described in the Prospectus. See "Investment
Objective and Polices."

          This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's Prospectus dated ______, 1995 and any supplement thereto (the "Prospectuses"). This Statement of Additional Information contains additional information that should be read in conjunction with each of the Prospectuses, additional copies of which may be obtained without charge from the Company's principal underwriter,
Funds Distributor, Inc., by writing or calling the Fund at the address or telephone number given above.

TABLE OF CONTENTS
Investment Strategies                Capital Stock
Ratings                                     Other
Investment Restrictions                 Custodian
Management                 .............     Independent
Accountants..........
         Service Plan....................
Experts..........................
         Calculation of Yield and             Financial
Statements.............
           Total Return..................     Unaudited Financial
Statements
         Determination of Net                  for the Ten Months
Ended
           Asset Value ..................      October 31,
1995................
         Portfolio Transactions..........
Appendix.........................
         Federal Income Taxes............

                             INVESTMENT STRATEGIES

         CONVERTIBLE  SECURITIES.  Because they have the
characteristics of both
fixed-income  securities and common stock,  convertible securities sometimes are
called "hybrid"  securities.  Convertible  bonds,  debentures and notes are debt
obligations  offering a stated interest rate;  convertible  preferred stocks are
senior securities offering a stated dividend rate.  Convertible securities will
at times be priced in the market like other fixed  income
securities:  that is,
their prices will tend to rise when interest rates decline and will tend to fall
when interest rates rise.  However,  because a convertible  security provides an
option to the holder to exchange the  security for either a specified number of
the issuer's common shares at a stated price per share or the cash value of such
common shares,  the security market price will tend to fluctuate in relationship
to  the  price  of  the  common  shares  into  which  it is
convertible.  Thus,
convertible  securities ordinarily will provide opportunities both for producing
current  income  and  longer-term  capital  appreciation.   Because
convertible
securities are usually viewed by the issuer as future common stock, they are generally subordinated to other senior securities and therefore are rated one category lower than the issuer's non-convertible debt obligations or preferred stock. Securities rated "B" or "CCC" (or "Caa") are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, with "B" indicating a lesser degree of speculation than "CCC" (or "Caa"). While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Securities rated "CCC" (or "Caa") have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

         While the market values of low-rated and comparable unrated securities tend to react less to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain low-rated and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, low-rated securities and comparable unrated securities generally present a higher degree of credit risk, and yields on such securities will fluctuate over time. Issuers of low-rated and comparable unrated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because low-rated and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for low-rated and comparable unrated securities may diminish the Fund's ability to obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value.

         Fixed-income securities, including low-rated securities and comparable unrated securities, frequently have call or buy-back features that permit their issuers to call or repurchase the securities from their holders, such as the
Fund. If an issuer exercises these rights during periods of declining interest rates, the Fund may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Fund.

         To the extent that there is no established retail secondary market for low-rated and comparable unrated securities, there may be little trading of such securities in which case the responsibility of the Company's Board of Directors, as the case may be, to value such securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available. In addition, the Fund's ability to dispose of the bonds may become more difficult. Furthermore, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

         The market for certain low-rated and comparable unrated securities is relatively new and has not weathered a major economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could likely disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and could result in a higher incidence of defaults.

         FLOATING AND VARIABLE RATE OBLIGATIONS. The Portfolio Management Agent will monitor, on an ongoing basis, the ability of an issuer of a Floating or
Variable Rate demand instrument to pay principal and interest on demand. The
Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instrument permits same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement between the bank and the Fund's custodian.

         The floating and variable rate  obligations  that the Fund may purchase
include certificates of participation in such obligations  purchased from banks.
A  certificate  of  participation  gives the Fund an  undivided interest in the
underlying  obligations in the proportion  that the Fund's interest bears to the
total principal amount of the obligation.  Certain certificates of participation
may carry a demand  feature  that would permit the holder to tender them back to
the  issuer  prior  to  maturity.   The  income   received  on
certificates  of
participation in tax-exempt municipal obligations constitutes interest from tax-exempt obligations.

         FOREIGN  SECURITIEs.  As  discussed  in the  Prospectus,
investing  in
foreign securities  generally represents a greater degree of risk than investing
in  domestic  securities,  due to  possible  exchange  rate
fluctuations,  less
publicly  available   information,   more  volatile
markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, the Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated.

         GOVERNMENT  SECURITIES.  Government  Securities  consist of obligations
issued or guaranteed by the U.S. Government, its agencies,
instrumentalities or
sponsored enterprises.  Obligations of the United States Government agencies and
instrumentalities    are   debt    securities    issued   by
United    States
Government-sponsored enterprises and federal agencies. Some of these obligations
are supported  by: (a) the full faith and credit of the United
States  Treasury
(such as Government National Mortgage Association  participation certificates);
(b) the  limited  authority  of the  issuer to  borrow  from the
United  States
Treasury  (such  as  securities  of  the  Federal  Home  Loan  Bank);
(c)  the
discretionary  authority of the United  States  Government  to purchase  certain
obligations (such as securities of the Federal National  Mortgage
Association);
or (d) the credit of the issuer only. In the case of  obligations not backed by
the full  faith  and  credit  of the  United  States,  the  investor must  look
principally  to the agency issuing or  guaranteeing  the obligation for ultimate
repayment.  In cases  where  United  States  Government  support of agencies or
instrumentalities  is  discretionary,  no assurance can be given that the United
States  Government  will  provide  financial  support,  since it is not lawfully
obligated to do so.

         LETTERS OF CREDIT. Debt obligations,  including municipal
obligations,
certificates   of   participation,   commercial   paper  and  other
short-term
obligations, may be backed by an irrevocable letter of credit of a bank that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks that, in the opinion of the Portfolio
Management Agent are of investment quality comparable to other permitted investments of the Fund, may be used for letter of credit backed investments.

         LOANS OF PORTFOLIO SECURITIES. The Fund may lend to brokers, dealers and financial institutions securities from its portfolio representing up to one-third of the Fund's net assets if cash or cash equivalent collateral, including letters of credit, marked-to-market daily and equal to at least 100% of the current market value of the securities loaned (including accrued interest and dividends thereon) plus the interest payable to the Fund with respect to the loan is maintained by the borrower with the Fund in a segregated account. In determining whether to lend a security to a particular broker, dealer or financial institution, the Portfolio Management Agent will consider all relevant facts and circumstances, including the creditworthiness of the broker, dealer or financial institution. The Fund will not into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the
Fund may receive as collateral will not become part of the Fund's portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower that has delivered cash equivalent collateral. Loans of securities by the Fund will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated fee to the borrower or the placing broker.
Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, the Investment Adviser, the Portfolio Management Agent or the
Distributor.

         PUT AND CALL OPTIONS. The Fund may invest in covered put and covered call options and write covered put and covered call options on securities in which the Fund may invest directly and that are traded on registered domestic securities exchanges. The writer of a call option, who receives a premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

         The Fund may write put and call options on securities only if they are
"covered," and such options must remain "covered" as long as the Fund is obligated as a writer. A call option is "covered" if the Fund owns the underlying security covered by the call or its equivalent or has an absolute and immediate right to acquire that security without additional cash consideration
(or for additional cash consideration if held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds on a share-for-share or equal principal amount basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade short-term obligations in a segregated account with its custodian. A put option is "covered" if the Fund maintains cash, Treasury bills, or other high-grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or owns on a share-for-share or equal principal amount basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

         The principal reason for writing call options is to attempt to realize,
through the receipt of premiums, a greater current return than would be realized
on the underlying  securities  alone. In return for the premium,  the
Fund would
give up the  opportunity  for profit  from a price  increase  in the underlying
security  above the  exercise  price so long as the  option  remains open,  but
retains the risk of loss should the price of the security decline.
Upon exercise
of a call  option when the market  value of the  security  exceeds the  exercise
price,  the Fund would receive less total return for its portfolio than it would
have if the call had not been  written,  but only if the  premium received  for
writing the option is less than the  difference  between the exercise price and
the market value. Put options are purchased in an effort to protect the value of
a security  owned against an anticipated  decline in market value.
The Fund may
forego  the  benefit  of  appreciation  on  securities  sold  or be subject  to
depreciation   on  securities   acquired   pursuant  to  call  or
put  options,
respectively, written by the Fund. The Fund may experience a loss if the value of the securities remains at or below the exercise price, in the case of a call option, or at or above the exercise price, in the case of a put option.

         The Fund may purchase put options in an effort to protect the value of a security owned against an anticipated decline in market value. Exercise of a put option will generally be profitable only if the market price of the underlying security declines sufficiently below the exercise price to offset the premium paid and the transaction costs. If the market price of the underlying security increases, the Fund's profit upon the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

         The staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are illiquid securities. The Company has agreed that, pending resolution of the issue, the Fund will treat such options and assets as subject to such Fund's limitation on investment in securities that are not readily marketable.

         Writing of options involves the risk that there will be no market in which to effect a closing transaction. An exchange-traded option may be closed out only on an exchange that provides a secondary market for an option of the same series, and there is no assurance that a liquid secondary market on an exchange will exist.

         REPURCHASE AGREEMENTS. The Fund may purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon time and price, which includes an amount representing interest on the purchase price. The Fund may enter into repurchase agreements only with respect to obligations that could otherwise be purchased by the Fund. The seller will be required to maintain in a segregated account for the Fund cash or cash equivalent collateral equal to at least 100% of the repurchase price (including accrued interest). Default or bankruptcy of the seller would expose the Fund to possible loss because of adverse market action, delays in connection with the disposition of the underlying obligations or expenses of enforcing its rights.

         The Fund may not enter into a repurchase agreement if, as a result, more than 10% of the market value of the Fund's total net assets would be invested in repurchase agreements with a maturity of more than seven days and in other illiquid securities. The Fund will enter into repurchase agreements only with registered broker/dealers and commercial banks that meet guidelines established by the Board of Directors.

         The Fund also may enter into reverse repurchase agreements, which are detailed in the Prospectus.

         SECURITIES WITH PUTS. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately, in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

         The Fund intends to enter into puts solely to maintain liquidity and does not intend to exercise its rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. Where the Fund pays directly or indirectly for a put, its costs will be reflected as an unrealized loss of the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put.
The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which the obligation is subject.

         WHEN-ISSUED  PURCHASES  AND  FORWARD  COMMITMENTS
(DELAYED-DELIVERY).
When-issued purchases and forward commitments (delayed-delivery) are commitments by the Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

         When the Fund agrees to purchase securities on a when-issued or forward commitment basis, the Custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the
Fund's commitments. Because the Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Adviser expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of the Fund's total assets absent unusual market conditions.

         The  Fund  will  purchase   securities  on  a  when-issued
or  forward
commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for federal income tax purposes.

         When  the  Fund   engages  in   when-issued   and  forward
commitment
transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

         The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The
Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

                                     RATINGS

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.
Neither event will require the Fund to sell such security unless the amount of such securities exceeds permissible limits established in the Prospectuses.
However, the Portfolio Management Agent will reassess promptly whether the security presents minimal credit risks and determine whether continuing to hold the security is in the best interests of the Fund. To the extent the ratings given by any nationally recognized statistical rating organization may change as a result of changes in such organizations or in their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectuses and in this Statement of Additional Information.

         For additional information on ratings, see Appendix A to this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

         The  Fund may not:
         (1) issue senior securities or borrow money (except that the Fund may borrow from banks up to 10% of the current value of the Fund's net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of not more than 10% of the current value of the Fund's total assets, but investments may not be purchased by the Fund while any such borrowing exists.

         (2) pledge or mortgage its assets (except that the Fund may pledge its assets as described in (1) above and (i) to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the
Investment Company Institute to provide fidelity and directors' and officers' liability insurance or (ii) to a broker for the purpose of collateralizing investments, such as stock index futures contracts and put options);

         (3) make loans, except loans of portfolio securities and except that the Fund may purchase or hold a portion of an issue of publicly distributed bonds, debentures or other obligations, purchase negotiable certificates of deposit and bankers' acceptances and enter into repurchase agreements with respect to its portfolio securities;

         (4) invest an amount in excess of 10% of the current value of the
Fund's net assets in repurchase agreements having maturities of more than seven days, variable amount master demand notes having notice periods of more than seven days, fixed time deposits that are subject to withdrawal penalties and have maturities of more than seven days, securities that are not readily marketable and other illiquid securities
(including certain GICs and BICs);

         (5) purchase or sell real estate (other than securities secured by real estate or interests therein, securities backed by mortgages or securities issued by companies that invest in real estate or interests therein), real estate limited partnerships, commodities or commodity contracts except stock index futures and options on stock indices;

         (6) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and margin payments in connection with transactions in stock index futures contracts) or make short sales of securities;

         (7) underwrite securities of other issuers, except to the extent that the purchase of municipal obligations or other permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting;

         (8) make investments for the purpose of exercising control or management; or

         (9)  purchase   securities  of  other  investment
companies,   except
securities of certain money market funds in accordance with the Fund's investment objectives and policies and to the extent permissible under the 1940
Act, and except in connection with a merger, consolidation, acquisition, spin-off or reorganization.

         Each of the foregoing investment restrictions is a fundamental policy of the Fund that may be changed only when permitted by law and approved by the holders of a majority of the Fund's outstanding voting securities, as described under "Capital Stock."

         In addition to the above fundamental investment policies, each of the following investment restrictions may be changed at any time by the Board of
Directors, as the case may be.

         The  Fund may not:
         (1) invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 2% of its net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges.
(Warrants acquired in units or attached to securities may be deemed to be without value.);

         (2) invest in oil, gas and other mineral leases, exploration or development programs; or

         (3) purchase or retain the securities of any issuer if the officers, directors or partners of the Company, its Investment Adviser, Portfolio
Management Agent or Administrator
owning beneficially more than one-half of 1% of the securities of each issuer together own beneficially more than 5% of such securities.

         Whenever any investment  restriction states a maximum
percentage of the
Fund's assets,  it is intended that if the  percentage  limitation is met at the
time  the  action  is  taken,   subsequent  percentage  changes
resulting  from
fluctuating   asset   values  will  not  be   considered  a
violation  of  such
restrictions.

         For purposes of these investment restrictions as well as for purposes of diversification under the 1940 Act, the identification of the issuer of a municipal obligation depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of a "private activity bond," if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. If in either case the creating government or another entity guarantees an obligation, the guarantee would be considered a separate security and be treated as an issue of such government or entity.


                                   MANAGEMENT

DIRECTORS AND OFFICERS

         The principal occupations of the executive officers of the Company for the past five years and their ages are listed below. The address of each, unless otherwise indicated, is One Exchange Place, Boston,
Massachusetts  02109.
Directors deemed to be "interested persons" of the Company, as the case may be, for purposes of the 1940 Act are indicated by an asterisk.

*EDGAR R. FIEDLER,  Director - 845 Third Avenue,  New York, New York
10022.  Age
65. Vice President and Economic Counsellor, The Conference Board since 1975;
Director or Trustee, The Stanley Works, AARP Income Trust, AARP
Insured Tax Free
Income Trust,  AARP Cash Investment  Fund,  Brazil Fund,  Scudder
Institutional
Fund,  Scudder Fund, Inc., Zurich American  Insurance  Company,
Emerging Mexico
Fund and Center for Policy Research of the American Council for Capital
Formation.  Formerly  Assistant  Secretary of the  Treasury for
Economic  Policy
(1971-1975).

C. GARY GERST, Chairman of the Board of Directors;  Director - 11
South La Salle
Street, Chicago, Illinois 60603. Age 56. Chairman Emeritus since 1993 and formerly Co-Chairman, La Salle Partners Ltd. (Real Estate Developer and
Manager).  Director,  Trustee or Partner,  La Salle  Street Fund
Inc.,  La Salle
Street Fund Inc. of Delaware,  DEL-LPL Limited Partnership and DEL-
LPAML Limited
Partnership.

JOHN W. McCARTER,  JR., Director - 225 West Wacker Drive,  Suite
1700,  Chicago,
Illinois 60606. Age 57. Senior Vice President and former Director of
Boozo Allen
& Hamilton,  Inc.  (Consulting Firm);  Director of W.W. Grainger,
Inc. and A.M.
Castle, Inc.

ERNEST M. ROTH, Director - 205 Abingdon Avenue, Kenilworth,  Illinois
60043. Age
67. Consultant since 1992.  Formerly,  Senior Vice President and
Chief Financial
Officer,  Commonwealth Edison Company.  Director of LaRabida
Children's Hospital
and Chairman of LaRabida Children's Foundation.

RICHARD H. ROSE,  Treasurer of the Company - Age 39. Vice President,
First Data
Investor  Services  Group,  Inc.,  since  May  6,  1994.  Formerly
Senior  Vice
President, The Boston Company Advisors, Inc.

PATRICIA L.  BICKIMER,  President  and  Secretary  of the Company -
Age 42. Vice
President and Associate  General  Counsel,  First Data Investor
Services Group,
Inc., since May 6, 1994; Formerly, Vice President and Associate
General Counsel,
The Boston Company Advisors, Inc.

LISA A. ROSEN,  Assistant Secretary of the Company - Age 28. Counsel,
First Data
Investor  Services  Group,  Inc.,  since May 6, 1994.  Formerly,
Assistant Vice
President and Counsel with The Boston  Company  Advisors,  Inc.;
Associate with
Hutchins, Wheeler & Dittmar.

         Directors of the Company receive from the Company, an annual fee in addition to a fee for each Board of Directors meeting, and Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

         The following table summarizes the compensation paid by the Company to the Directors of the Company for the fiscal year ended December 31, 1994:



                                                   Pension or
                            Aggregate              Retirement
Benefits     Estimated Annual        Total Compensation
Name of Person,             Compensation           Accrued as Part
Benefits upon           from the Company
Position                    from the Company       of Fund Expenses
Retirement              and Fund Complex

Edgar R. Fiedler,              $19,000 (1)
Director                                                  None
None                      $19,000

C. Gary Gerst,                 $18,000
Director                                                  None
None                      $18,000

John W.                        $ 0
McCarter, Jr.                                             None
None                      $ 0
Director(2)

Ernest M. Roth,                $19,000                    None
None                     $19,000
Director
--------------------------

(1) For the period June 1988 through December 31, 1994, the total amount of compensation (including interest) payable or accrued for Mr.
Fiedler  was
$142,776.52  pursuant  to the  Company's  Deferred  Compensation
Plan  for  its
Independent Directors.
(2)    Mr. McCarter was not a Director of the Company during 1994.

         As of November 15, 1995, the principal holders of the Fund were as follows:

[To Be Provided]

         The shareholders described above have indicated that they each hold their shares on behalf of various accounts and not as beneficial owners. To the extent that any shareholder is the beneficial owner of more than 25% of the outstanding shares of any Fund, such shareholder may be deemed to be a "control person" of that Fund for purposes of the 1940 Act.

         As of November 15, 1995, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of each of the
Company's Funds.

Investment Adviser,  Investment  Sub-Adviser and Portfolio Management
Agent. The
Fund is advised by Harris Trust. Harris Trust has entered into Portfolio
Management Contracts with Harris Investment Management, Inc. ("HIM") under which
HIM is responsible for all Fund purchase and sale transactions and for providing all such daily portfolio management services to the Fund. Under the Portfolio
Management Contracts, Harris Trust remains responsible for the supervision and oversight of HIM's performance.

        Harris Trust or HIM provides to the Fund, among other things, money market security and fixed income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition and credit conditions. HIM analyzes key financial ratios that measure the growth, profitability, and leverage of issuers in order to help maintain a portfolio of above-average quality. Emphasis placed on a particular type of security will depend on an interpretation of underlying economic, financial and security trends. The selection and performance of securities is monitored by a team of analysts dedicated to evaluating the quality of each portfolio holding.

         The  Advisory  Contract  and the  Portfolio  Management
Contract  will
continue in effect from year to year, provided that such continuance is specifically approved as described in the immediately preceding paragraph.

         For the fiscal years ended December 31, 1994, 1993 and 1992, the
Investment Adviser was entitled to receive fees from the Fund in the following amounts: $26,524, $51,186 and $41,091, respectively. Waivers by the Investment
Adviser of fees to which it was entitled from the Fund for each period amounted to: $16,347, $28,451 and $27,241.

         Administrators. First Data Investor Services Group, Inc. ("First Data") and PFPC Inc. ("PFPC") (the "Administrators") serve as the Fund's administrators pursuant to an Administration Agreement and an Administration and Accounting
Services Agreement, respectively. First Data has agreed to maintain office facilities for the Fund; furnish clerical support and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the Commission or any state securities commission having jurisdiction over the Company. PFPC has agreed to provide accounting and bookkeeping services for the Fund, including the computation of the Fund's net asset value, net income and realized capital gains, if any.

         Distributor. Funds Distributor, Inc. (the "Distributor") has entered into a Distribution Agreement with the Company pursuant to which it has the responsibility of distributing shares of the Fund.

         Other Information Pertaining to Distribution, Administration, Custodian and Transfer Agency Agreements. PFPC Inc., the Fund's Transfer Agent and one of the Fund's two administrators, is an affiliate of PNC Bank, N.A., the Company's
Custodian.  PFPC Inc. and PNC Bank,  N.A. are not  affiliates  of
First Data and
Funds Distributor, Inc., and none of the aforenamed entities is an affiliate of
Harris Investment Management, Inc.

         The  Company's  contracts  with  the  Investment   Adviser,
Portfolio
Management   Agent,   Administrators,   Transfer   Agent  and
Custodian   (the
"Contractors")  provide that if, in any fiscal year,  the total expenses of the
Fund  incurred  by,  or  allocated  to,  the Fund  (excluding  taxes, interest,
brokerage   commissions  and  other  portfolio   transaction
expenses,   other
expenditures that are capitalized in accordance with generally accepted accounting principles and extraordinary expenses and payments under plans of the Fund adopted pursuant to Rule 12b-1 under the Act (the "Service Plans"), but including the fees provided for in the Advisory Contract and the Administration Agreement) exceed the most restrictive expense limitation applicable to the Fund imposed by the securities laws or regulations of the states in which the Fund's shares are registered for sale, such parties shall waive their fees proportionately under the Portfolio Management Contract with respect to the Fund and fee agreement with the Fund's Administrators, Transfer Agent and Custodian for the fiscal year to the extent of the excess or reimburse the excess, but only to the extent of their respective fees. The Company believes that currently the most restrictive applicable expense limitation is 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of average net assets in excess of $100 million. No such waivers were necessary in 1994.

                                  SERVICE PLAN

         As indicated in the  Prospectuses,  the Fund has adopted a
Service Plan
under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule
12b-1")  with  respect to its shares.  The Service  Plan has been adopted by the
Board  of  Directors,  including  a  majority  of the  Directors  who were  not
"interested persons" (as defined by the 1940 Act) of the Company, and who had no
direct or indirect financial interest in the operation of the Service
Plan or in
any agreement related to the Plan (the "Qualified Directors").  The
Service Plan
will continue in effect from year to year if such  continuance  is approved by a
majority vote of both the Directors of the Company and the Qualified
Directors.
Agreements related to the Service Plan must also be approved by such vote of the
Directors  and  the  Qualified  Directors.   The  Service  Plan  will
terminate
automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the
Fund. The Service Plan may not be amended to increase materially the amounts payable to Service Agents without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Service Plan may be made except by a majority of both the Directors of the Company and the
Qualified Directors.

         The Service Plan requires that certain service providers furnish to the
Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under such Service Plan. Rule
12b-1 also requires that the selection and nomination of the Directors who are not "interested persons" of the Company be made by such disinterested Directors.

         The Fund bears the costs and expenses in  connection  with advertising
and  marketing  the Fund's  shares and pays the fees of  financial institutions
(which may include banks),  securities dealers and other industry professionals,
such  as   investment   advisors,   accountants   and  estate
planning   firms
(collectively, "Service Agents") for servicing activities, as described below, at a rate of up to 0.25% per annum of the value of the Fund's average daily net assets.

         Servicing activities provided by Service Agents to their customers investing in shares of the Fund may include, among other things, one or more of the following: establishing and maintaining shareholder accounts and records;
processing purchase and redemption transactions; answering customer inquiries regarding the Fund; assisting customers in changing dividend options; account designations and addresses; performing sub-accounting; investing customer cash account balances automatically in Fund shares; providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by the Service Agent; arranging for bank wires; distribution and such other services as the Fund may request, to the extent the Service Agent is permitted by applicable statute, rule or regulation.

         To date, no payments have been made pursuant to the Fund's Service
Plan.

                      CALCULATION OF YIELD AND TOTAL RETURN

         The Company makes available 30-day yield quotations with respect to shares of the Fund. As required by regulations of the Commission, the 30-day yield is computed by dividing the Fund's net investment income per share earned during the period by the net asset value on the last day of the period. The average daily number of shares outstanding during the period that are eligible to receive dividends is used in determining the net investment income per share.
Income is computed by totaling the interest earned on all debt obligations during the period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield is then annualized assuming semi-annual reinvestment and compounding of net investment income.

         The 30-day yield for the period ended October 31, 1995, were 3.70% for the Fund.

         The Company also makes available total return quotations for shares of the Fund. Average annual total return for the Fund for the period from February
24, 1988 (commencement of operations) through October 31, 1995 was 7.27% and the annual total return for the fiscal years ended December 31, 1993 and 1994 were
8.41% and (8.30%) respectively. Each of these amounts is computed by assuming a hypothetical initial investment of $10,000 and reflects the imposition of the maximum sales charge. It is assumed that all of the dividends and distributions by the Fund over the specified period of time were reinvested. It was then assumed that at the end of the specified period, the entire amount was redeemed.
The average annual total return was then calculated by calculating the annual rate required for the initial investment to grow to the amount that would have been received upon redemption.

         The Fund may also  calculate an aggregate  total return
which  reflects
the  cumulative  percentage  change  in value  over the  measuring period.  The
aggregate  total return can be calculated  by dividing the amount received upon
redemption by the initial  investment and subtracting  one from the result.  The
aggregate  total
return for the Fund from February 24, 1988 (commencement of
operations)  through
October  31,  1995 and the  aggregate  total  return for the fiscal years ended
December  31,  1993 and 1994,  respectively  were  71.51%,  8.41%
and  (8.30%),
respectively.

         Current yield and total return for the Fund will fluctuate from time to time, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields.
Yield (or total return) is a function of portfolio quality, composition, maturity and market conditions as well as expenses allocated to the Fund.

         Performance data of the Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices, such as those prepared by Salomon Brothers Inc. or Lehman Brothers Inc., or any of their affiliates or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is reported in national financial publications such as IBC/Donoghue's
Money Fund Report and Bank Rate Monitor (for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five metropolitan statistical areas). Money Magazine, Forbes, Barron's, The Wall
Street  Journal and The New York Times,  reports  prepared by Lipper
Analytical
Services and publications of a local or regional nature. Performance information may be quoted numerically or may be presented in a table, graph or other illustrations. All performance information advertised by the Funds is historical in nature and is not intended to represent or guarantee future results.

         In addition, investors should recognize that changes in the net asset value of shares of the Fund will affect the yield of the Fund for any specified period, and such changes should be considered together with the Fund's yield in ascertaining the Fund's total return to shareholders for the period. Yield information for the Fund may be useful in reviewing the performance of the Fund and for providing a basis for comparison with investment alternatives. The yield of the Fund, however, may not be comparable to other investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

                        DETERMINATION OF NET ASSET VALUE

         As  described  under   "Determination   of  Net  Asset
Value"  in  the
Prospectuses, net asset value per share is determined at least as often as each day that the Federal Reserve Board of Philadelphia and the New York Stock
Exchange are open, i.e., each weekday other than New Year's Day, Martin Luther
King,  Jr.'s Day,  Presidents' Day (the third Monday in February),
Good Friday,
Memorial Day (the last Monday in May),  Independence  Day,  Labor Day
(the first
Monday  in  September),  Columbus  Day,  Veteran's  Day,
Thanksgiving  Day  and
Christmas Day (each, a "Holiday").

                             PORTFOLIO TRANSACTIONS

         The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Company's Board of Directors HIM is responsible for the Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Company to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While HIM generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of securities for the Fund will usually be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price.
The Fund will also purchase portfolio securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing the Fund's portfolio securities transactions will consist primarily of dealer spreads, and underwriting commissions. Under the 1940 Act, persons affiliated with the
Company are prohibited from dealing with the Company as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Commission.

         HIM may, in circumstances in which two or more dealers are in a position to offer comparable results for the Fund, give preference to a dealer that has provided statistical or other research services to such adviser. By allocating transactions in this manner, HIM is able to supplement its own research and analysis with the views and information of other securities firms.
Information so received will be in addition to, and not in lieu of, the services required to be performed under the Portfolio Management Contract, and the expenses of such adviser will not necessarily be reduced as a result of the receipt of this supplemental research information.
Furthermore,  research
services furnished by dealers through whom HIM effects securities transactions for the Fund may be used by HIM in servicing its other accounts, and not all of these services may be used by HIM in connection with advising the Fund.

         Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1992 were $545 and $603,563, respectively, for the Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1993 were $2,865 and
$2,139,170, respectively, for the Fund. Total brokerage commissions and the total dollar amount of transactions on which commissions were paid during 1994 were $1,030 and $875,988, respectively, for the Fund.

         With respect to transactions directed to brokers because of research services provided, total brokerage commissions, and the total dollar amount of the transactions on which such commissions were paid during 1992, 1993 and 1994, no such commissions were paid for the Fund.

         Purchases and sales of securities on a securities exchange are effected
through brokers who charge a negotiated  commission for their services.  Orders
may be  directed  to any  broker  including,  to the  extent  and in the  manner
permitted by  applicable  law,  Harris  Investors  Direct,  Inc.
("HID") In the
over-the-counter  market,  securities are generally traded on a "net"
basis with
dealers acting as principal for their own accounts without a stated
commission,
although the price of the security usually  includes a profit to the dealer.  In
underwritten offerings,  securities are purchased at a fixed price that includes
an amount of  compensation  to the  underwriter,  generally  referred to as the
underwriter's   concession  or  discount.  The  Fund  will  not  deal
with  the
Distributor or HID in any transaction in which either one acts as principal except as may be permitted by the Commission.

         In placing orders for portfolio securities of the Fund, HIM is required
to give  primary  consideration  to  obtaining  the  most  favorable price  and
efficient  execution.  This means that HIM will seek to execute each transaction
at a price and commission, if any, that provide the most favorable total cost or
proceeds  reasonably  attainable in the circumstances.  While HIM will generally
seek  reasonably   competitive  spreads  or  commissions,   the  Fund
will  not
necessarily be paying the lowest spread or commission available. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in the light of generally prevailing rates. The allocation of orders among brokers and the commission rates paid are reviewed periodically by the Board of Directors.

         Subject to the above  considerations,  HID may act as a main broker for
the  Fund.  For it to  effect  any  portfolio  transactions  for the
Fund,  the
commissions,  fees or other  remuneration  received by it must be reasonable and
fair  compared  to the  commissions,  fees or other  remuneration paid to other
brokers in connection with comparable  transactions involving similar securities
being purchased or sold on a securities  exchange during a comparable period of
time.  This  standard  would allow HID to receive no more than the remuneration
that  would  be  expected  to  be  received  by  an  unaffiliated broker  on  a
commensurate  arm's-length  transaction.   Furthermore,  the
Directors  of  the
Company, including a majority who are not "interested" Directors have adopted procedures that are reasonably designed to provide that any commissions, fees or other remuneration paid to either one are consistent with the foregoing standard. Brokerage transactions with either one are also subject to such fiduciary standards as may be imposed upon each of them by applicable law.

                              FEDERAL INCOME TAXES

         The Prospectuses describe generally the tax treatment of distributions by the Company. This section of the Statement includes additional information concerning federal taxes.

         The Fund will be treated as a separate entity for federal income tax purposes and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Code") generally will be applied to the Fund separately, rather than to the Company as a whole.

         Qualification  as  a  regulated   investment  company  under
the  Code
generally  requires,  among  other  things,  that (a) at least 90% of the Fund's
annual  gross  income  (without  offset for  losses) be derived  from interest,
payments with respect to securities loans,  dividends and gains from the sale or
other  disposition  of stocks,  securities or options  thereon and certain other
income including, but not limited to, gains from futures contracts;
(b) the Fund
derives less than 30% of its gross income from gains (without offset for losses)
from the sale or other disposition of stocks,  securities or options thereon and
certain  futures  contracts  held for less than three  months;  and
(c) the Fund
diversifies  its  holdings  so that,  at the end of each  quarter of the taxable
year,  (i) at least 50% of the market value of the Fund's assets is represented
by cash, government securities and other securities,  with such other securities
limited in respect  of any one  issuer to an amount not  greater than 5% of the
Fund's assets and 10% of the outstanding  voting securities of such issuer,  and
(ii) not more than 25% of the value of its assets is invested in the securities
of any one  issuer  (other  than U.S.  Government  securities).  As a regulated
investment  company,  the Fund will not be subject to federal  income tax on its
net investment  income and net capital gains  distributed  to its shareholders,
provided that it distributes to its shareholders at least 90% of its net investment income (including net short-term capital gains) earned in each year.

         For Federal income tax purposes,  gain or loss on the
futures contracts
and  options  described  above  (collectively   referred  to  as
"section  1256
contracts") is taxed pursuant to a special "mark-to-market" system. Under the mark-to-market system, the Fund may be treated as realizing a greater or lesser amount of gains or losses than actually realized. As a general rule, gain or loss on section 1256 contracts is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, and, accordingly, the mark-to-market system will generally affect the amount of capital gains or losses taxable to the Fund and the amount of distributions taxable to a shareholder. Moreover, if the Fund invests in both section 1256 contracts and offsetting positions in such contracts, then the Fund might not be able to receive the benefit of certain recognized losses for an indeterminate period of time. The Fund expects that its activities with respect to section 1256 contracts and offsetting positions in such contracts (a) will not cause it or its shareholders to be treated as receiving a materially greater amount of capital gains or distributions than actually realized or received and (b) will permit it to use substantially all of the losses of the Fund for the fiscal years in which the losses actually occur.

         The Fund will generally be subject to an excise tax of 4% of the amount of any income or capital gains distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund. The Fund intends that it will distribute substantially all of its net investment income and net capital gains in accordance with the foregoing requirements, and, thus, expects not to be subject to the excise tax. Dividends declared by the Fund in October, November or
December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the
Fund and received by shareholders on December 31 of the calendar year in which declared.

         Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.

         Gains or losses on sales of securities by the Fund generally will be long-term capital gains or losses if the securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses.

         If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund may realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by the Fund pursuant to the exercise of a call option written by it, such Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. The requirement that the Fund derive less than 30% of its gross income from gains from the sale of securities held for less than three months may limit the Fund's ability to write options.

         If, in the opinion of the Company, ownership of its shares has or may become concentrated to an extent that could cause the Company to be deemed a personal holding company within the meaning of the Code, the Company may require the redemption of shares or reject any order for the purchase of shares in an effort to prevent such concentration.

                                  CAPITAL STOCK

         The authorized capital stock of the Company consists of an aggregate of
10,000,000,000 shares ("Shares"),  par value of $.001 per share. With respect to
the Fund,  the  Company's  capital  stock is currently  classified as
"Class D,"
referred to as the Harris Insight  Convertible  Fund,  consisting of
100,000,000
Shares.

         Generally, all shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where voting by class is required by law or where the matter involved affects only one class. As used in the Prospectuses and in this Statement of Additional
Information,  the term
"majority," when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Fund (e.g., election of Directors and ratification of independent accountants), means the vote of the lesser of
(i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from shareholders in connection with matters affecting a single fund or any other single fund (e.g., annual approval of advisory contracts), means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of the Fund represents an equal proportionate interest in that Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors.
Notwithstanding the foregoing, each class of shares of each fund bears exclusively the expense of fees paid to Service Organizations with respect to that class of shares. In the event of the liquidation or dissolution of the
Company (or the Fund), shareholders of the Fund (or the Fund being dissolved) are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to the particular Fund that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

                                      OTHER

         The Registration Statement, including the Prospectuses, the Statement of Additional Information and the exhibits filed therewith, may be examined at the office of the Commission in Washington, D.C. Statements contained in the
Prospectuses or this Statement of Additional Information as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration
Statement, each such statement being qualified in all respects by such reference.

                                    CUSTODIAN

         As the Fund's custodian, PNC Bank, N.A., among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for the Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the Fund, and pays all expenses of the Fund.

                             INDEPENDENT ACCOUNTANTS

         Price Waterhouse LLP has been selected as the independent accountants for the Company. Price Waterhouse LLP provides audit services and assistance and consultation in connection with review of certain Commission filings. Price
Waterhouse  LLP's  address is 30 South 17th Street,  Philadelphia,
Pennsylvania
19103.

                                     EXPERTS

         The   financial   statements   incorporated   by  reference
into  the
Prospectuses and included in this Statement of Additional
Information have been
incorporated by reference or included in reliance on the report of Price
Waterhouse LLP, independent accountants, given on the authority of that firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

                       Specimen Computations of Net Asset
                      Values and Offering Prices Per Share

Convertible Fund (specimen computations)

Net Asset Value and Redemption Price per
  Share of Capital Stock at October 31, 1995...................
$9.52

=====

Maximum Offering Price per Share ($9.62 divided by .955)
                                   ----            ----
  (reduced on purchases of $100,000 or more)............
$9.97

=====


         The financial statements for the year ended December 31,
1994 including
the  notes  thereto,   have  been  audited  by  Price  Waterhouse
LLP  and  are
incorporated by reference in this Statement of Additional
Information  from the
Annual Report of the Company dated December 31, 1994.

                               HARRIS INSIGHT FUNDS

                               Convertible Fund

                     Statement of Assets and Liabilities

                               October 31, 1995

                               (Unaudited)



 ASSETS

      Investments at Value (Cost
$1,083,377)
$1,15
1,016

      Interest Receivable
10,79
3

      Dividends Receivable
1,175

      Prepaid Expenses
1,649

      Cash
20

      Receivable for investments
sold


250




                TOTAL ASSETS
 1,16
4,903







 LIABILITIES


      Accrued Expenses
3,461

      Payable for Investments
Purchased
0

      Payable for Fund Share
Redeemed
9,647




                TOTAL LIABILITIES

  13,
108







 NET ASSETS applicable to 120,964


      shares outstanding
$1,15
1,795







 NET ASSET VALUE PER SHARE

   $9
 .52



                                          FS-1


                              HARRIS INSIGHT FUNDS

                                Convertible Fund

                             Statement of Operations

                     January 1, 1995 through October 31, 1995

                                   (Unaudited)
Year to Date

 INVESTMENT INCOME





    Dividends
$18
,24
7

    Interest

  5
4,9
41




      Total Investment
Income

  7
3,1
88




 EXPENSES





   Investment Advisory
Fee
7,7
44

   Administration Fee
1,3
06

   Custodian Fee
3,5
67

   Transfer Agent Fee
5,9
63

   Directors Fee
166

   Legal Fee
32

   Audit Fee
15

   Sec Fee
0

   Printing Fee
76

   Advertising Fee
28

   Blue Sky Fee
5,3
02

   Pricing Fee
3,0
49

   ICI Dues
59

   Insurance Fee
146

   Miscellaneous Fee



144




      Total Expenses
27,
597

      Less: Accrued fee
waivers
(18
,74
6)




      Net Expenses
8,8
51




 NET INVESTMENT INCOME

  6
4,3
37




 REALIZED AND
UNREALIZED GAIN  (LOSS)
ON INVESTMENTS





   Net Realized
Gain(Loss) on
   Investment
Transactions
(89
3)




   Net Increase
(Decrease) in
   Unrealized
Appreciation
   (Depreciation) on
 Investments


139
,89
1




   Net Realized and
Unrealized
  Gain(Loss) on
Investments

  1
38,
998




 NET INCREASE
(DECREASE) IN NET
 ASSETS RESULTING FROM
OPERATIONS
  $
203
,33
5




                                         FS-2


                             HARRIS INSIGHT FUNDS

                                Convertible Fund

                       Statement of Changes in Net Assets

                      January 1, 1995 through October 31, 1995

                                  (Unaudited)

Year to Date
 INCREASE (DECREASE) IN NET ASSETS:

   Operations:

      Net Investment Income
$64
,33
7

      Net Realized Gain(Loss) on
Investments
(89
3)

      Net Increase (Decrease) in
Unrealized


        Appreciation (Depreciation)
on          Investments

  1
39,
891




      Net Increase in Net Assets
Resulting


        from Operations

203
,33
5




   Distributions:


      Dividends from Net investment
Income





   Capital Share Transactions:


         Proceeds from sale of
capital shares
82,
491

         Value of shares reinvested
38,
901

         Cost of shares repurchased
 (5
04,
564
)




      Net Increase (Decrease) in Net
Assets


        from Capital Share
Transactions

(38
3,1
72)







         Total Increase (Decrease)
in Net Assets
  (
264
,17
0)







 NET ASSETS:





   Beginning of period
  1
,41
5,9
65




   End of period
$1,
151
,79
5



                                         FS-3


HARRIS INSIGHT FUNDS
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)




Convertible Fund







T
e
n

M
o
n
t
h
s

E
n
d
e
d

1
0
/
3
1
/
9
5

(
U
n
a
u
d
i
t
e
d
)

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
4

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
3

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
2

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
1

Y
e
a
r

E
n
d
e
d

1
2
/
3
1
/
9
0


Net Asset Value,
Beginning of Period
$
8
 .
7
8

$
9
 .
8
4

$
9
 .
1
6

$
8
 .
4
1

$
7
 .
1
8

$
9
 .
5
1


Income from
Investment
Operations:







Net Investment Income
 .
7
7
9

 .
6
6
9

 .
5
3
8

 .
4
8
7

 .
6
0
9

 .
7
8
8


Net Realized and
Unrealized
  Gain (Loss) on
Investments

 .
5
8
8


(
1
 .
0
4
9
)


 .
6
8
0


 .
7
8
3


1
 .
2
2
1


(
2
 .
3
7
8
)


     Total from
Investment Operations
1
 .
3
6
7

(
 .
3
8
0
)

1
 .
2
1
8

1
 .
2
7
0

1
 .
8
3
0

(
1
 .
5
9
0
)


Less Distributions:







Dividends to
Shareholders from
  Net Investment
Income

(
 .
6
2
7
)


(
 .
6
8
0
)


(
 .
5
3
8
)


(
 .
5
2
0
)


(
 .
6
0
0
)


(
 .
7
4
0
)


Dividends to
Shareholders from
  Net Capital Gains


-



-



-



-



-



-


     Total
Distributions
(
 .
6
2
7
)

(
 .
6
8
0
)

(
 .
5
3
8
)

(
 .
5
2
0
)

(
 .
6
0
0
)

(
 .
7
4
0
)


Net Asset Value, End
of Period
$
9
 .
5
2

$
8
 .
7
8

$
9
 .
8
4

$
9
 .
1
6

$
8
 .
4
1

$
7
 .
1
8



Total Return:


1
5
 .
7
4
%
(
3
)



(
4
 .
0
1
)
%



1
3
 .
5
0
%



1
5
 .
4
0
%



2
6
 .
0
4
%


(
1
7
 .
1
2
)
%


Ratios/Supplemental
Data:







Net Assets, End of
Period $(000)
1
,
1
5
2

1
,
4
1
6

6
,
0
6
4

7
,
3
5
4


3
,
7
3
2

5
,
5
5
2


Ratios of Expenses to
Average Net Assets
(1)

0
 .
8
0
%
(
2
)


0
 .
8
0
%


0
 .
8
0
%


0
 .
8
0
%


0
 .
8
0
%

0
 .
8
0
%


Ratios of Net
Investment Income to
 Average Net Assets


5
 .
8
2
%
(
2
)



5
 .
2
1
%



5
 .
1
6
%



5
 .
8
3
%



6
 .
9
1
%


8
 .
1
3
%


Portfolio Turnover
Rate
2
9
 .
3
4
%


3
1
 .
6
3
%


8
1
 .
0
4
%


2
1
 .
2
7
%


6
2
 .
2
0
%

4
8
 .
2
0
%



_______________________________
(1)	Without the voluntary waiver of fees, the expense ratios for the ten months ended October 31, 1995 and the years ended December 31, 1994,
	1993, 1992, 1991 and 1990 would have been 2.49%, 1.26%, 1.20%, 1.26%, 1.66%
and 1.40%, respectively.
(2)	Annualized
(3)	Total returns for periods of less than one year are not annualized.
(4)	Sales load is not reflected in total return.


                                          FS-4

                                   APPENDIX A

Description of Bond Ratings

         The following summarizes the highest four ratings used by Standard &
Poor's Corporation ("S&P") for corporate and municipal debt:

                AAA - Debt rated AAA has the highest rating assigned by S&P.
               Capacity to pay interest and repay principal is extremely strong.

                 AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

                  A - Debt rated A has a strong  capacity  to pay
interest  and
               repay principal  although it is somewhat more
susceptible to the
               adverse  effects  of  changes  in   circumstances
and  economic
               conditions than debt in higher rated categories.

                BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher rated categories.

         To provide more detailed indications of credit quality, the AA, A and
BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

         The following summarizes the highest four ratings used by Moody's
Investors Service, Inc. ("Moody's") for corporate and municipal long-term debt:

                Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                 Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                  A - Bonds that are rated A possess many  favorable
investment
               attributes   and  are  to  be   considered   upper
medium  grade
               obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier
2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1 or
Baa1, respectively.

         The following summarizes the highest four ratings used by Duff & Phelps
Credit Rating Co. ("D&P") for bonds:

                AAA - Debt rated AAA is of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

                 AA -  Debt  rated  AA is of  high  credit  quality.
Protection
               factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                  A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

                BBB - Bonds  that are rated BBB have  below  average
protection
               factors  but  are  still   considered   sufficient
for  prudent
               investment. Considerable variability in risk during economic cycles.

         To provide more detailed indications of credit quality, the AA, A and
BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

         The following summarizes the ratings used by IBCA Limited and IBCA Inc.
("IBCA") for bonds:

               Obligations  rated AAA by IBCA  have the  lowest
expectation  of
               investment  risk.  Capacity for timely repayment of
principal and
               interest is  substantial,  such that adverse changes
in business,
               economic  or  financial   conditions  are  unlikely
to  increase
               investment risk significantly.

               IBCA also assigns a rating to certain international and U.S.
               banks. An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and
               Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime  factor  in  its  assessment  of  credit  risk.
Individual
               Ratings, which range in gradations from A through E, represent
               IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

Description of Municipal Notes Ratings

         The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

               MIG-1/VMIG-1. Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

               MIG-2/VMIG-2. Obligations bearing these designations are of high quality with margins of protection ample although not as large as in the preceding group.

         The following summarizes the two highest ratings by Standard & Poor's for short-term municipal notes:

               SP-1 - Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

               SP-2 - Satisfactory capacity to pay principal and interest.

         The three highest rating categories of D&P for short-term
debt are Duff
1, Duff 2, and Duff 3. D&P employs three designations,  Duff 1+, Duff
1 and Duff
1-, within the highest rating category.  Duff 1+ indicates  highest certainty of
timely payment.  Short-term  liquidity,  including  internal operating  factors
and/or access to alternative sources of funds, is judged to be
"outstanding, and
safety is just below risk-free U.S.  Treasury  short-term
obligations."  Duff 1
indicates very high certainty of timely payment. Liquidity factors are excellent
and  supported  by  good  fundamental   protection  factors.  Risk
factors  are
considered to be minor. Duff 1- indicates high certainty of timely payment.
Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. Duff 2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. Duff 3 indicates satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         D&P uses the fixed-income ratings described above under "Description of
Bond Ratings" for tax-exempt notes and other short-term obligations.


Description of Commercial Paper Ratings

         Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted in A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory but the relative degree of safety is not as high as for issues designated A-1.

         The rating Prime-1 is the highest  commercial  paper rating assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting
institutions)  are
considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         The highest rating of D&P for commercial paper is Duff 1. D&P employs three designations, Duff 1 plus, Duff 1 and Duff 1 minus, within the highest rating category.

  Duff  1  plus  indicates  highest  certainty  of  timely  payment.
Short-term
liquidity,   including   internal  operating  factors  and/or  ready
access  to
alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations" Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are considered to be minor.
Duff 1 minus indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         The following summarizes the highest ratings used by Fitch for short-term obligations:

         F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 securities possess exceptionally strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is strong. Those issued determined to possess extremely strong safety characteristics are denoted A-1+.

         The rating Prime-1 is the highest  commercial  paper rating assigned by
Moody's.   Issuers  rated  Prime-1  (or  related  supporting
institutions)  are
considered to have a superior capacity for repayment of short-term promissory obligations.

         D&P uses the short-term ratings described above for commercial paper.

         Fitch uses the short-term ratings described above for commercial paper.

         Thomson BankWatch, Inc. (TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

         BankWatch Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

         TBW-1               The highest category;  indicates a very
high degree
                             of likelihood  that  principal and
interest will be
                             paid on a timely basis.

         TBW-2               The second  highest  category;  while
the degree of
                             safety  regarding timely repayment of
principal and
                             interest is strong,  the relative
degree of safety
                             is not as high as for issues rated "TBW-
1".

         TBW-3               The lowest  investment  grade  category;
indicates
                             that while more susceptible to adverse
developments
                             (both internal and external) than
obligations with
                             higher ratings,  capacity to service
principal and
                             interest   in  a  timely   fashion  is
considered
                             adequate.

         TBW-4               The lowest rating category; this rating
is regarded
                             as non-investment grade and therefore
speculative.







PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits.

		(a)  Financial Statements:

		Audited Financial Statements as of December 31, 1994 are incorporated by reference from the Registrant's Annual Report dated December 31, 1994 and include the following:

			Statement of Net Assets
			Statement of Operations
			Statement of Changes in Net Assets
			Financial Highlights
			Notes to Financial Statements
			Report of Independent Accountants

		Financial Statements included in Parts A and B of this Registration Statement are as follows:

			Statement of Net Assets,     October 31, 1995
(unaudited)
			Statement of Operations,     October 31, 1995
(unaudited)
			Statement of Changes in Net Assets,     October
31, 1995
			  (unaudited)
			Financial Highlights,    October 31, 1995
(unaudited)

		No Financial Statements are included in Part A or
Part B for the Harris Insight Intermediate Municipal Income Fund,
Harris Insight Prime Reserve Fund or Harris Insight Hemisphere
Free Trade Fund

		(b)  Exhibits:

Note:	  As used herein the term "Registration Statement" refers
to the Registration Statement of Registrant under the Securities Act of 1933 on Form N-1A, No. 33-17957, and the term "Post-Effective Amendment" refers to a post-effective amendment to the Registration Statement.



Exhibit
Number	Description

(1)(a)			Articles of Incorporation incorporated by
reference to Exhibit No. 1(c)
			to the Registration Statement filed on
October 15, 1987.

(1)(b)	Articles Supplementary to the Articles of
Incorporation dated September 21, 1990 incorporated by reference to Exhibit No.1(b) to Post-Effective Amendment No. 5 filed on
September 5, 1990.

(1)(c)	Articles Supplementary to the Articles of
Incorporation dated November 4, 1992 incorporated by reference to Exhibit No. 1(c) to Post-Effective Amendment No. 13 filed on
April 19, 1993.

(1)(d)	Articles Supplementary to the Articles of
Incorporation dated August 6, 1993 incorporated by reference to Exhibit No. 1(d) to Post-Effective Amendment No. 14 filed on
August 20, 1993.

(1)(e)	Articles Supplementary to the Articles of
Incorporation dated May 27, 1994 incorporated by reference to
Exhibit 1(e) to Post-Effective Amendment No. 16 filed on June 1,
1994.

(1)(f)	Articles Supplementary to the Articles of
Incorporation dated July 19, 1994 incorporated by reference to
Exhibit 1(f) to Post-Effective Amendment No. 18 filed on July 29,
1994.

(1)(g)	Articles Supplementary to the Articles of
Incorporation dated January 9, 1995 incorporated by reference to
Exhibit 1(g) to Post-Effective Amendment No. 20 filed on January
23, 1995.

    (1)(h)	Articles Supplementary to the Articles of
Incorporation dated ____________, 1995.*

(2)(a)	By-Laws incorporated by reference to Exhibit No. 2(a)
to the Registration Statement filed on October 15, 1987.

(2)(b)	Addendum to By-Laws dated July 21, 1988 incorporated
by reference to Exhibit No. 2(b) to Post-Effective Amendment No.
12 filed on November 30, 1992.



    *To be filed by amendment.



Exhibit
Number	Description

(2)(c)	Addendum to By-Laws dated July 21, 1989 incorporated
by reference to Exhibit No. 2(c) to Post-Effective Amendment No.
12 filed on November 30, 1992.

(3)	Not Applicable.

(4)	Forms of Stock Certificate incorporated by reference to
Exhibit No. 4 to Pre-Effective Amendment No. 2 to the
Registration Statement filed on January 29, 1988.

(5)(a)	Advisory Contract on behalf of HT Insight Government
Fund (now named "         Harris Insight Government     Money
Market

    Fund") dated January 13, 1988 between Registrant and
Harris Trust & Savings Bank incorporated by reference to Exhibit
5(a)(i) to the Registration Statement filed on October 15, 1987.

(5)(b)	Advisory Contract on behalf of HT Insight Cash
Management Fund

    (now named "Harris Insight Money Market
Fund")      dated January 13, 1988 between Registrant and Harris
Trust & Savings Bank incorporated by reference to Exhibit
5(a)(ii) to the Registration Statement filed on October 15, 1987.

(5)(c)	Advisory Contract on behalf of HT Insight Tax-Free
Money Market Fund     (now named "Harris Insight Tax-Exempt Money
Market Fund")      dated January 13, 1988 between Registrant and
Harris Trust & Savings Bank incorporated by reference to Exhibit 5(a)(iii) to the Registration Statement filed on October 15, 1987.

(5)(d)	Advisory Contract on behalf of HT Insight Convertible
Fund     (now named "Harris Insight Convertible Fund")      dated
January 13, 1988 between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(a)(iv) to the Registration Statement filed on October 15, 1987.

(5)(e)	Advisory Contract on behalf of HT Insight Equity Fund
    (now named "Harris Insight Equity Fund")      dated
January 13, 1988 between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(a)(v) to the Registration Statement filed on October 15, 1987.



Exhibit
Number	Description

(5)(f)	Advisory Contract on behalf of HT Insight Government
Fund dated May 1, 1990 between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(f) to Post-
Effective Amendment No. 7 filed on April 1, 1991.

(5)(g)	Advisory Contract on behalf of HT Insight Cash
Management Fund dated May 1, 1990 between Registrant and Harris
Trust & Savings Bank incorporated by reference to Exhibit 5(g) to
Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(h)	Advisory Contract on behalf of HT Insight Convertible
Fund dated May 1, 1990 between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(h) to Post-
Effective Amendment No. 7 filed on April 1, 1991.

(5)(i)	Advisory Contract on behalf of HT Insight Equity Fund
dated May 1, 1990 between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(i) to Post-Effective
Amendment No. 7 filed on April 1, 1991.

(5)(j)	Advisory Contract on behalf of HT Insight Managed
Fixed Income Fund     (now named "Harris Insight Intermediate
Bond Fund")      dated April 1, 1991 between Registrant and
Harris Trust & Savings Bank incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 8 filed on October 1, 1991.

(5)(k)	Advisory Contract on behalf of Harris Insight
Intermediate Municipal Income Fund between Registrant and Harris
Trust & Savings Bank.*

(5)(l)	Advisory Contract on behalf of Harris Insight
Government Assets      Fund between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(l) to Post-
Effective Amendment No. 15 filed on May 2, 1994.

    (5)(m)	Advisory Contract on behalf of Harris Insight Cash
Management Fund between Registrant and Harris Trust & Savings
Bank incorporated by reference to Exhibit 5(m) to Post-Effective
Amendment No. 15 filed on May 2, 1994.


*To be filed by amendment.


Exhibit
Number	Description

(5)(n)	Advisory Contract on behalf of Harris Insight Tax-
Free Money Market Fund between Registrant and Harris Trust &
Savings Bank incorporated by reference to Exhibit 5(n) to Post-
Effective Amendment No. 15 filed on May 2, 1994.

(5)(o)	Advisory Contract on behalf of Harris Insight Prime
Reserve Fund between Registrant and Harris Trust & Savings Bank.*

(5)(p)	Advisory Contract on behalf of Harris Insight NAFTA
Advantage Fund     (now named "Harris Insight Hemisphere Free
Trade Fund")      between Registrant and Harris Investment
Management, Inc.*

(5)(q)	Portfolio Management Contract on behalf of HT Insight
Government Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(r)	Portfolio Management Contract on behalf of HT Insight
Cash Management Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(s)	Portfolio Management Contract on behalf of HT Insight
Convertible Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(t)	Portfolio Management Contract on behalf of HT Insight
Equity Fund dated May 1, 1990 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(n) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(5)(u)	Portfolio Management Contract on behalf of HT Insight
Managed Fixed Income Fund dated April 1, 1991 between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(o) to Post-Effective Amendment No. 8 filed on October 1, 1991.


*To be filed by amendment.


Exhibit
Number		Description

(5)(v)	Portfolio Management Contract on behalf of Harris
Insight Intermediate Municipal Income Fund between Harris Trust &
Savings Bank and Harris Investment Management, Inc.*

(5)(w)	Portfolio Management Contract on behalf of Harris
Insight Government Assets Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(5)(x)	Portfolio Management Contract on behalf of Harris
Insight Cash Management Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc. incorporated by reference to Exhibit 5(v) to Post-Effective Amendment No. 15 filed on May
2, 1994.

(5)(y)	Portfolio Management Contract on behalf of Harris
Insight Prime Reserve Fund between Harris Trust & Savings Bank and Harris Investment Management, Inc.*

(5)(z)	Investment Advisory and Portfolio Management Services
Agreement on behalf of Harris Insight     NAFTA Advantage
Fund between Harris Investment Management, Inc. and Bancomer
Asesora de Fondos, S.A. de C.V.*

(5)(aa)	Investment Advisory and Portfolio Management Services
Agreement on behalf of Harris Insight     NAFTA Advantage
Fund between Harris Investment Management, Inc. and Bank of
Montreal Investment Counsel Limited.*

(6)(a)	Distribution Agreement between Registrant and Lazard,
Freres & Co. incorporated by reference to Exhibit 6(a) to the Registration Statement filed on October 15, 1987.

(6)(b)	Dealer Agreement incorporated by reference to Exhibit
6(b) of Pre-Effective Amendment No. 1 to the Registration
Statement filed on December 17, 1987.



*To be filed by amendment.


Exhibit
Number		Description

(6)(c)	Dealer Contract incorporated by reference to Exhibit
6(b) of Pre-Effective Amendment No. 2 to the Registration
Statement filed on January 29, 1988.

(6)(d)	Underwriting Agreement, dated February 1, 1990,
between Registrant and Scudder Fund Distributors, Inc.
incorporated by reference to Exhibit 6(a) to Post-Effective
Amendment No. 3 filed on March 1, 1989.

(6)(e)	Form of Dealer Contract incorporated by reference to
Exhibit 6(b) to Post-Effective Amendment No. 3 filed on March 1,
1989.

(6)(f)	Distribution Agreement between Registrant and TBC
Funds Distributor, Inc. dated December 1, 1989 incorporated by reference to Exhibit 6(f) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(6)(g)	Supplement to Distribution Agreement between
Registrant and TBC Funds Distributor, Inc. relating to HT Insight
Income Fund dated July 24, 1990 incorporated by reference to
Exhibit 6(g) to Post-Effective Amendment No. 6 filed on November
2, 1990.

(6)(h)	Notice to Distributor relating to Harris Insight
Intermediate Municipal Income Fund dated November 5, 1992 incorporated by reference to Exhibit 6(h) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(6)(i)	Notice to Distributor relating to the addition of
Class B     Shares      and Class C Shares     (now named
"Institutional Shares")      of the Harris Insight Government
Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 6(i) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(6)(j)	Amended Distribution Agreement between Registrant and
Funds Distributor, Inc. dated October 28, 1993 incorporated by reference to Exhibit 6(j) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(6)(k)	Distribution Agreement between Registrant and Funds
Distributor, Inc. dated April 13, 1994 incorporated by reference to Exhibit 6(k) to Post-Effective Amendment No. 16 filed on June
1, 1994.




Exhibit
Number		Description

(6)(l)	Notice to Distributor relating to Harris Insight
Prime Reserve Fund dated July 19, 1994.*

(6)(m)	Notice to Distributor relating to Harris Insight
NAFTA Advantage Fund dated July 19, 1994.*

    (6)(n)	Notice to Distributor relating to the addition of
Class B Shares of the Harris Insight Equity Fund and Managed
Fixed Income Fund.

(7)			Not Applicable.

(8)(a)	Custodian Contract between Registrant and State
Street Bank and Trust Company incorporated by reference to
Exhibit 8(a) to the Registration Statement filed on October 15,
1987.

(8)(b)	Custodian Agreement between Registrant and Provident
National Bank dated December 1, 1989 incorporated by reference to
Exhibit 8(b) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(8)(c)	Supplement to Custodian Agreement between Registrant
and Provident National Bank relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(8)(d)	Notice to the Custodian relating to Harris Insight
Intermediate Municipal Income Fund dated November 23, 1992 incorporated by reference to Exhibit 8(d) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(8)(e)	Notice to Custodian relating to Harris Insight Prime
Reserve Fund dated July 19, 1994.*

(8)(f)	Notice to Custodian relating to Harris Insight
NAFTA Advantage      Fund dated     July 19, 1994.*

(9)(a)	Transfer Agency Agreement between Registrant and
State Street Bank and Trust Company incorporated by reference to
Exhibit 9(a) to the Registration Statement filed on October 15,
1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(b)	Transfer Agency Agreement between Registrant and
Provident Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(b) to Post-Effective
Amendment No. 4 filed on March 2, 1990.

(9)(c)	Supplement to Transfer Agency Agreement between
Registrant and Provident Financial Processing Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(c) to Post-Effective
Amendment No. 6 filed on November 2, 1990.

(9)(d)	Notice to Provident Financial Processing Corporation
as Transfer Agent relating to Harris Insight Intermediate Municipal Income Fund dated November 9, 1992 incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(e)	Notice to PFPC Inc. as Transfer Agent relating to the
addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(e) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(f)	Form of Notice to PFPC Inc. as Transfer Agent
relating to Harris Insight Prime Reserve Fund dated July 19, 1994 incorporated by reference to Exhibit 9(f) to Post-Effective
Amendment No. 16 filed on June 1, 1994.

(9)(g)	Notice to PFPC Inc. as Transfer Agent relating to
Harris Insight     NAFTA Advantage Fund dated July 19, 1994.*


(9)(h)	Administration Agreement on behalf of HT Insight
Government Fund incorporated by reference to Exhibit 5(b)(i) to the Registration Statement filed on October 15, 1987.

(9)(i)	Administration Agreement on behalf of HT Insight Cash
Management Fund incorporated by reference to Exhibit 5(b)(ii) to the Registration Statement filed on October 15, 1987.

_____________________
*To be filed by amendment.

Exhibit
Number	Description

(9)(j)	Administration Agreement on behalf of HT Insight Tax-
Free Money Market Fund incorporated by reference to Exhibit
5(b)(iii) to the Registration Statement filed on October 15,
1987.

(9)(k)	Administration Agreement on behalf of HT Insight
Convertible Fund incorporated by reference to Exhibit 5(b)(iv) to the Registration Statement filed on October 15, 1987.

(9)(l)	Administration Agreement on behalf of HT Insight
Equity Fund incorporated by reference to Exhibit 5(b)(v) to the Registration Statement filed on October 15, 1987.

(9)(m)	Administration Agreement between Registrant and The
Boston Company Advisors, Inc. dated December 1, 1989 incorporated by reference to Exhibit 9(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(n)	Supplement to Administration Agreement between
Registrant and The Boston Company Advisors, Inc. relating to HT
Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(k) to Post-Effective Amendment No. 6 filed on
November 2, 1990.

(9)(o)	Administration and Accounting Services Agreement
between Registrant and Provident Financial Processing Corporation dated December 1, 1989 incorporated by reference to Exhibit 9(l) to Post-Effective Amendment No. 4 filed on March 2, 1990.

(9)(p)	Supplement to Administration and Accounting Services
Agreement between Registrant and Provident Financial Processing Corporation relating to HT Insight Income Fund dated July 24, 1990 incorporated by reference to Exhibit 9(m) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(9)(q)	Notice to The Boston Company Advisors, Inc. as
Administrator relating to Harris Insight Intermediate Municipal
Income Fund dated November 5, 1992 incorporated by reference to
Exhibit 9(n) to Post-Effective Amendment No. 13 filed on April
19, 1993.



Exhibit
Number	Description

(9)(r)	Notice to Provident Financial Processing Corporation
as Administrator and Accounting Services Agent relating to Harris Insight Intermediate Municipal Income Fund dated March 29, 1993 incorporated by reference to Exhibit 9(o) to Post-Effective Amendment No. 13 filed on April 19, 1993.

(9)(s)	Notice to The Boston Company Advisors, Inc. relating
to the addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(q) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(t)	Notice to PFPC Inc. relating to the addition of Class
B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 9(r) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(9)(u)	Notice to The Shareholder Services Group, Inc. as
Administrator, relating to Harris Insight Prime Reserve Fund dated July 19, 1994.*

(9)(v)	Consent of Registrant to the assignment of the
Administration Agreement between The Boston Company Advisors,
Inc. and Registrant to The Shareholder Services Group, Inc. dated
April 29, 1994 incorporated by reference to Exhibit 9(u) to Post-
Effective Amendment No. 16 filed on June 1, 1994.

(9)(w)	Notice to PFPC Inc. as Administrator and Accounting
Services Agent relating to Harris Insight Prime Reserve Fund dated July 19, 1994.*

(9)(x)	Notice to The Shareholder Services Group, Inc. as
Administrator, relating to Harris Insight     NAFTA Advantage
Fund dated July 19, 1994.*

(9)(y)	Notice to PFPC Inc. as Administrator and Accounting
Services Agent relating to Harris Insight     NAFTA Advantage
Fund dated July 19, 1994.*



*To be filed by amendment.


Exhibit
Number	Description

(9)(z)	Form of Shareholder Servicing Agreement incorporated
by reference to Exhibit 9(p) to Post-Effective Amendment No. 12 filed on November 30, 1992.

(9)(aa)	Form of Servicing Agreement Relating to Class A
Shares      of the Harris Insight Government Assets, Cash
Management and Tax-Free Money Market Funds incorporated by
reference to Exhibit 9     (t)      to Post-Effective Amendment
No. 14 filed on August 20, 1993.

(9)(bb)	Form of Servicing Agreement Relating to Class     B
     Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by
reference to Exhibit 9     (u)      to Post-Effective Amendment
No. 14 filed on August 20, 1993.

(9)(cc)	Form of Servicing Agreement Relating to Class A
Shares of the Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(z) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(dd)	Form of Servicing Agreement Relating to Class B
Shares of the Harris Insight Prime Reserve Fund incorporated by reference to Exhibit 9(aa) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(9)(ee)	Form of Servicing Agreement Relating to Class A
Shares of the Harris Insight     NAFTA Advantage      Fund
incorporated by reference to Exhibit 9(ee) to Post-Effective
Amendment No. 18 filed on     July 29,      1994.

    (9)(ff)	Notice to PFPC Inc. as Transfer Agent relating to the
addition of Class B Shares of the Harris Insight Equity Fund and
Managed Fixed Income Fund.*

    (9)(gg) 	Notice to The Shareholder Services Group, Inc.
relating to the addition of Class B Shares of the Harris Insight
Equity Fund and Managed Fixed Income Fund.*


*To be filed by amendment.



Exhibit
Number	Description

    (9)(hh)	Form of Servicing Agreement Relating to Class B
Shares of the Harris Insight Equity Fund and Managed Fixed Income
Fund.*

(10)(a)	Opinion and Consent of Counsel incorporated by
reference to Exhibit 10(a) to Post-Effective Amendment No. 6 filed on November 2, 1990.

(10)(b)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to shares of HT Insight Managed Fixed Income Fund incorporated by reference to Exhibit 10(b) to Post-Effective
Amendment No. 7 filed on
			April 1, 1991.

(10)(c)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to shares of Harris Insight Intermediate Municipal
Income Fund incorporated by reference to Exhibit 10(c) to Post-
Effective Amendment No. 12 filed on November 30, 1992.

(10)(d)	Opinion and Consent of The Boston Company Advisors,
Inc. relating to the addition of Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds incorporated by reference to Exhibit 10(d) to Post-Effective Amendment No. 14 filed on August 20, 1993.

(10)(e)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to shares of Harris Insight Prime
Reserve Fund incorporated by reference to Exhibit 10(e) to Post-
Effective Amendment No. 16 filed on June 1, 1994.

(10)(f)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to shares of Harris Insight NAFTA
Advantage Fund incorporated by reference to Exhibit 10(f) to Post-Effective Amendment No. 17 filed on July 29, 1994.

    (10)(g)	Opinion and Consent of Counsel of The Shareholder
Services Group, Inc. relating to the addition of Class B Shares of the Harris Insight Equity Fund and Managed Fixed Income Fund.*



*To be filed by amendment.


Exhibit
Number	Description

(11)	Consent of Price Waterhouse LLP     filed herein.

(12)	Not Applicable.

(13)(a)	Purchase Agreement investment letter of Lazard Freres
& Co. incorporated by reference to Exhibit 13(a) to Pre-Effective
Amendment No. 2 to the Registration Statement filed on
January 29, 1988.

(13)(b)	Purchase Agreement between Registrant and The Boston
Company Advisors, Inc. dated October 31, 1990 with respect to the
HT Insight Income Fund incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(13)(c)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight Intermediate
Municipal Income Fund.*

(13)(d)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to Class B and Class C Shares of the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 5(l) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(13)(e)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight Prime
Reserve Fund.*

(13)(f)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to the Harris Insight     NAFTA
Advantage      Fund.*

    (13)(g)	Purchase Agreement between Registrant and Funds
Distributor, Inc. with respect to Class B Shares of the Harris
Insight Equity Fund and Managed Fixed Income Fund.*

(14)	Not Applicable.


*To be filed by amendment.



Exhibit
Number	Description

(15)(a)	Service Plan on behalf of HT Insight Government Fund
incorporated by reference to Exhibit 15(a)(i) to the Registration
Statement filed on October 15, 1987.

(15)(b)	Service Plan on behalf of HT Insight Cash Management
Fund incorporated by reference to Exhibit 15(a)(ii) to the Registration Statement filed on October 15, 1987.

(15)(c)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund incorporated by reference to Exhibit 15(a)(iii) to the Registration Statement filed on October 15, 1987.

(15)(d)	Service Plan on behalf of HT Insight Convertible Fund
incorporated by reference to Exhibit 15(a)(iv) to the Registration Statement filed on October 15, 1987.

(15)(e)	Service Plan on behalf of HT Insight Equity Fund
incorporated by reference to Exhibit 15(a)(v) to the Registration
Statement filed on October 15, 1987.

(15)(f)	Form of Service Agreement between Registrant and
Service Agent incorporated by reference to Exhibit 15(b)(i) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(g)	Form of Service Agreement between Lazard Freres & Co.
and Service Agent incorporated by reference to Exhibit 15(b)(ii) to Pre-Effective Amendment No. 2 to the Registration Statement filed on January 29, 1988.

(15)(h)	Service Plan on behalf of HT Insight Government Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(h) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(i)	Service Plan on behalf of HT Insight Cash Management
Fund adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(i) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(j)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund adopted as of November 9, 1989 incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 4 filed on March 2, 1990.


Exhibit
Number	Description

(15)(k)	Service Plan on behalf of HT Insight Convertible Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(k) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(l)	Service Plan on behalf of HT Insight Equity Fund
adopted as of November 9, 1989 incorporated by reference to
Exhibit 15(l) to Post-Effective Amendment No. 4 filed on March 2,
1990.

(15)(m)	Service Plan on behalf of HT Insight Income Fund
adopted as of July 20, 1990 incorporated by reference to Exhibit
15(m) to Post-Effective Amendment No. 7 filed on April 1, 1991.

(15)(n)	Service Plan on behalf of HT Insight Government
Assets Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(n) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(o)	Service Plan on behalf of HT Insight Cash Management
Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(o) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(p)	Service Plan on behalf of HT Insight Tax-Free Money
Market Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(p) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(q)		Service Plan on behalf of HT Insight
Convertible Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(q) to Post-Effective Amendment No. 9 filed on April 29, 1992.

(15)(r)		Service Plan on behalf of HT Insight Equity
Fund adopted as of November 9, 1989 and as revised on April 24, 1991 incorporated by reference to Exhibit 15(r) to Post-Effective
Amendment No. 9 filed on April 29, 1992.

(15)(s)		Service Plan on behalf of HT Insight Managed
Fixed Income Fund adopted as of July 20, 1990 and as revised on
April 24, 1991 incorporated by reference to Exhibit 15(s) to
Post-Effective Amendment No. 9 filed on April 29, 1992.
Exhibit
Number	Description

(15)(t)		Service Plan on behalf of Harris Insight
Intermediate Municipal Income Fund adopted as of October 20, 1992 incorporated by reference to Exhibit 15(t) to Post-Effective
Amendment No. 13 filed on April 19, 1993.

(15)(u)		Amended and Restated Service Plan on behalf of
the Harris Insight Government Assets, Cash Management and Tax-Free Money Market Funds, incorporated by reference to Exhibit 15(u) to Post-Effective Amendment No. 15 filed on May 2, 1994.

(15)(v)		Form of Service Plan on behalf of Harris
Insight Prime Reserve Fund incorporated by reference to Exhibit
15(v) to Post-Effective Amendment No. 16 filed on June 1, 1994.

(15)(w)		Form of Service Plan on behalf of Harris
Insight     NAFTA Advantage      Fund incorporated by reference
to Exhibit 15(w) to Post-Effective Amendment No. 18 filed on July
29, 1994.

(16)(a)		Certain schedules for computation of
performance quotations with respect to HT Insight Equity and HT
Insight Convertible Funds incorporated by reference to Exhibit
16(a) to Post-Effective Amendment No. 3 filed on March 1, 1989.

(16)(b)		Certain schedules for computation of
performance quotations with respect to HT Insight Convertible
Fund, HT Insight Equity Fund and HT Insight Managed Fixed Income
Fund incorporated by reference to Exhibit 16(b) to Post-Effective
Amendment No. 8 filed on October 1, 1991.

(16)(c)		Certain schedules for computation of
performance quotations with respect to Harris Insight
Intermediate Municipal Income Fund.*

(16)(d)		Certain schedules for computation of
performance quotations with respect to Harris Insight Government Assets Fund - Class A, Cash Management Fund - Class A and Tax-Free Money Market Fund - Class A incorporated by reference to
Exhibit 16(d) to Post-Effective Amendment No. 15 filed on May 2,
1994.


*To be filed by amendment.

Exhibit
Number	Description

(16)(e)		Certain schedules for computation of
performance quotations with respect to Harris Insight Government Assets Fund - Class B; Government Assets Fund - Class C; Cash Management Fund - Class B; Cash Management Fund - Class C; Tax-Free Money Market Fund - Class B; and Tax-Free Money Market Fund
- Class C.*

(16)(f)		Certain schedules for computation of
performance quotations with respect to Class A, Class B, and Class C Shares of Harris Insight Prime Reserve Fund.*

(16)(g)		Certain schedules for computation of
performance quotations with respect to Class A and Class B Shares
of Harris Insight     NAFTA Advantage      Fund.*

    (16)(h)		Certain schedules for computation of
performance quotations with respect to Harris Insight Equity Fund
- Class B and Managed Fixed Income Fund - Class B.*

    (17)		Financial Data Schedule filed herein.

    (18)		Form of Multi-Class Plan filed herein.


*To be filed by amendment.


Item 25.	Persons Controlled by or under Common Control with
Registrant.

		No person is controlled by or under common control with Registrant. For additional information, see "Management" and "Organization and Capital Stock" in the Prospectuses, Part A of this Registration Statement.

Item 26.	Number of Holders of Securities.

	    As of November 15, 1995, the number of record holders of each Fund was as follows: Government Money Market Fund - Class A, 29; Government Money Market Fund - Class B, 0; Government Money Market Fund - Institutional Shares, 2; Money Market Fund - Class A, 62; Money Market Fund - Class B, 0; Money Market Fund - Institutional Shares, 2; Tax-Exempt Money Market Fund - Class A, 27; Tax-Exempt Money Market Fund - Class B, 0; Tax-Exempt Money Market Fund - Institutional Shares, 2; Convertible Fund, 10; Equity Fund - Class A, 48; Equity Fund - Institutional Shares, 0; Intermediate Bond Fund Fund - Class A, 22; Intermediate Bond Fund
- Institutional Shares, 0; Intermediate Municipal Income Fund, 0; Prime Reserve Fund - Class A, 0; Prime Reserve Fund - Class B, 0; Prime Reserve Fund - Institutional Shares, 0; Hemisphere Free Trade Fund - Class A, 0; Hemisphere Free Trade Fund - Institutional Shares, 0.

Item 27.	Indemnification.

	Section 2-418 of the General Corporation Law of Maryland authorizes registrant to indemnify its directors and officers under specified circumstances. Article IV of the by-laws of Registrant (exhibit 2 to this amendment, which is incorporated herein by reference) provides in effect that registrant shall provide certain indemnification of its directors and officers.
In accordance with Section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

	Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

	Registrant and its directors, officers and employees are insured, under a policy of insurance maintained by Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such directors or officers. The policy expressly excludes coverage for any director or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the director or officer.

		Pursuant to Section IV of the Distribution Agreement dated April 13, 1994 (exhibit 6(k) to this amendment which is incorporated herein by reference), Funds Distributor, Inc., as principal underwriter of the Registrant, and the Registrant have agreed to indemnify each other and their respective directors and officers under certain circumstances.



Item 28.	Business and Other Connections of Investment Adviser.

	(a) Harris Trust & Savings Bank ("Harris Trust"), an
indirect,     wholly-owned      subsidiary of Bank of Montreal,
serves as investment adviser to the     Harris Insight
Government     Money Market, Money Market, Tax-Exempt      Money
Market, Prime Reserve, Convertible, Equity,     Intermediate Bond
     and Intermediate Municipal Income Funds. Harris Trust's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.

	To the knowledge of Registrant, none of the directors or executive officers of Harris Trust except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity or director, officer, employee, partner or trustee. All directors of Harris Trust also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Trust.

		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years


Alan G. McNally	Director and	Chairman of the Board and
Chief
		Vice Chairman	Executive Officer of Harris Trust &
		of the Board	Savings Bank and Harris Bankcorp,
Inc. Formerly, Vice Chairman of Personal and Commercial Financial
Services of the Bank of Montreal.

    James O. Webb	Director	President, James O. Webb &
Associates, Inc.

Matthew W. Barrett	Director	Chairman of the Board and
Chief Executive Officer of the Bank of Montreal.

F. Anthony Comper	Director	President and Chief Operating
Officer of the Bank of Montreal.

Susan T. Congalton	Director	Managing Director of Lupine
Partners.  Formerly General Counsel and Chief Financial Officer,
Finance and Law of Carson     Pierre      Scott Company.


		Position(s) with	Principal Business(es) During
	Name	Harris Trust    	the Last Two Fiscal Years


    Roxanne J. Decyk	Director	Vice President -- Corporate
Planning, Amoco Chemical Company.  Formerly, Senior Vice
President of Commercial and Industrial Sales, Amoco Chemical
Corporation.

Wilbur H. Gantz	Director	President and Chief Executive
Officer, PathoGenesis Corporation.

James J. Glasser	Director	Chairman, President and Chief
Executive Officer of GATX Corporation.

Daryl F. Grisham	Director	President and Chief Executive
Officer of Parker House Sausage Company.

Dr. Leo M. Henikoff	Director	President and Chief Executive
Officer of Rush-Presbyterian - St. Luke's Medical Center.

Dr. Stanley O. Ikenberry	Director	President of the
University of Illinois.

Charles H. Shaw	Director	Chairman of the Shaw Company.

Richard E. Terry	Director	Chairman and Chief Executive
Officer of Peoples Energy Corporation.

William J. Weisz	Director	Chairman of the Board of Motorola,
Inc.

    Edward W. 	Vice Chairman and 	Senior Executive Vice
President --
  Lyman, Jr. 	Director 	Corporate and Institutional
Financial
			Services, Harris Trust & Savings Bank.
Formerly, Department Executive, Corporate Banking, Harris Trust &
Savings Bank.

    Maribeth S. Rahe	Vice Chairman and	Senior Executive Vice
President -- Personal & Commercial Services, Harris Trust &
Savings Bank. Formerly, Department Executive, Personal Financial
Services, Harris Trust & Savings Bank.

		(b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of Bank of Montreal, serves as the Portfolio
Management Agent of the Government     Money Market, Money
Market,      Prime Reserve, Convertible     Securities     ,
Equity,      Intermediate Bond       and Intermediate Municipal
Income Funds pursuant to Portfolio Management Agreements with Harris Trust. HIM also serves as investment adviser to the Hemisphere Free Trade Fund. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.

		To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years


Brian J. Steck	Director and 	Chairman of the Board of
		Chairman of the	Harris Investment Management,
		Board	Inc. Vice-Chairman of
			Investment Banking of Bank of Montreal,
President of the Bank of Montreal Investment Management Limited.

Donald G.M. Coxe	Director, President	President and Chief
Investment Officer of
		and Chief Investment 	Harris Investment Management,
Inc.
		Officer	Formerly, Chief Strategist of Nesbitt
Thomson Inc.

 Edward W. Lyman, Jr.	Director	Senior Executive Vice
President --Corporate & Institutional Financial Services, Harris
Trust & Savings Bank.      Formerly,       Department Executive
of      Corporate Banking      , Harris Trust & Savings Bank.

Maribeth S. Rahe	Director	Senior Executive Vice President --
Personal &      Commercial       Services, Harris Trust & Savings
Bank.  Prior to January, 1994 Personal Financial Services
Department Executive of Harris Trust & Savings Bank.



		Position(s)	Principal Business(es) During
	Name	with HIM    	the Last Two Fiscal Years


Nancy B. Wolcott	Director	Executive Vice President --
Corporate & Institutional Trust, Harris Trust & Savings Bank.
Formerly, Senior Vice President, Harris Trust & Savings Bank.

     Terry A. Jackson	Director	Executive Vice President,
Bank of Montreal Asset Management Services, President of the Trust Company of the Bank of Montreal and President of the Bank of Montreal Investment Management. Vice President of Nesbitt Thompson, Inc. Formerly, Executive Vice President -- Retail and Institutional Sales, Bank of Montreal.

     Wayne Thomas 	Director	Senior Vice President --
Personal Investment Management, Harris Trust & Savings Bank.


     Carla Eyre	Treasurer and Chief	Senior Partner, Harris
Investment
		Operating Officer	Management.

     Blanche Hurt	Secretary	Director of Harris Trust & Savings
Bank Trust and Investment Compliance Office.  Formerly, Corporate
Fiduciary Officer of Harris Trust & Savings Bank.

		(c) Bancomer Asesora de Fondos, S.A. de C.V.
("Bancomer") is a wholly owned subsidiary of      Casa       de
Bolsa Bancomer, S.A. de C.V., a Mexican broker-dealer registered with the Comision Nacional de Valores, the securities regulatory body of Mexico. Bancomer's business is that of an investment adviser to banks or thrift institutions, investment companies, pension and profit sharing plans, trusts, estates, charitable institutions, corporations or individuals with respect to investments in Latin America. Bancomer serves as an investment
sub-adviser of the      Hemisphere Free Trade       Fund pursuant
to an Investment Advisory and Portfolio Management Services
Agreement with HIM.

		To the knowledge of the Registrant, none of the directors or executive officers of Bancomer, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with Bancomer    	the Last Two Fiscal Years


Emilio Illanes		Director and	Director of Mutual
Funds Division,
			President	Grupo Financiero Bancomer.
				Formerly, Director General of
				the Mexican Broker Dealers
				Association.

Enrique Garduno	Director	Senior Vice President of
				International Funds, Casa de
				Bolsa Bancomer, S.A. de C.V.
				Formerly, Senior Vice President
				of Mutual Funds Division,
				Bancomer, S.A.

Ruben Marquez	Director	Vice President of Development and
				Analytical Support for Investment
				Strategies, Casa de Bolsa Bancomer
				S.A.      de C.V.  Formerly, Senior
				Analyst of Economics Division,
				Grupo Financiero Bancomer.

    Miguel Angel 	Director	DirectorDirector General of Casa de
	Noriega 			Bolsa Bancomer, S.A. de C.V.
				Formerly, Managing Director of
				Investment Banking, Bankers Trust
				Company.

Mario Osorio		Director and Chief	Chief
Administrative Officer, Casa
			Administrative 	    de Bolsa      Bancomer,
			    Officer     	S.A. de C.V.  Formerly,
Senior Vice
				President Casa de Bolsa
				Bancomer, S.A. de C. V.


		(d) Bank of Montreal Investment Counsel Limited ("BOMIC"), a subsidiary of Bank of Montreal, serves as an
investment sub-adviser of the     NAFTA Advantage      Fund
pursuant to an Investment Advisory and Portfolio Management Services Agreement with HIM. BOMIC's business is that of a Canadian corporation, managing $9.2 billion (Canadian) on behalf of institutional clients.

		To the knowledge of the Registrant, none of the directors or executive officers of BOMIC, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

		Position(s)	Principal Business(es) During
	Name	with BOMIC    	the Last Two Fiscal Years


    A. Donald Mutch	Director and Chairman	Senior Vice
President, Asset Management
		of the Board 	Services of the Bank of Montreal
and
			President of the Bank of
			Montreal Investment Management
			Limited

    Barbara G. Stymiest	Director	Senior Vice President and
Chief Financial
			Officer of Nesbitt Thomson Inc.

    Brian J. Steck	Director	Vice President of Investment
Banking of
			the Bank of Montreal and President
			and Chief Executive Officer of
			Nesbitt Thomson Inc.

    Philip Heitner	Director and     	    President      of
the Bank of
 		President	Montreal Investment Counsel Limited

Aubrey W. Baillie	Director 	President and Chief Operating
Officer of
			Nesbitt Thomson Inc.

    Terry A. Jackson	Director	Vice Chairman of Nesbitt
Thomson Inc.


Item 29.	Principal Underwriter.

		(a) In addition to HT Insight Funds Inc., Funds Distributor, Inc. ("Funds Distributor") currently acts as
distributor for     BEA Investment Funds, Inc., BJB Investment
Funds, Foreign Investment Fund, Inc., Fremont Mutual Funds,
Harris Insight Funds Trust,      The Munder Funds Trust, The
Munder Funds, Inc.,     PanAgora Funds, Sierra Trust Funds, St.
Clair Money Market Fund, Skyline Funds and Waterhouse Investors
Cash Managers Fund.       Funds Distributor is registered with
the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds
Distributor is     an indirect      wholly-owned subsidiary of
Boston Institutional     Group, Inc., a holding company all of
whose outstanding shares are owned by key employees.

		(b) The information required by this Item 29 (b) with respect to each director, officer, or partner of Funds
Distributor is incorporated by reference to Schedule A of Form BD filed by Funds Distributor with the Securities and Exchange
Commission pursuant to the Securities Act of 1934 (File No. 8-
20518).

		(c) Not applicable.

Item 30.	Location of Accounts and Records.

		All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: HT Insight Funds, Inc., d/b/a Harris Insight Funds, One Exchange Place, Boston, Massachusetts 02109; PNC Bank, N.A., Broad and Chestnut Streets, Philadelphia, Pennsylvania
19107;  PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware
19809;     First Data Investor      Services Group, Inc., One
Exchange Place, Boston, Massachusetts 02109; or Harris Trust & Savings Bank, 111 West Monroe Street, Chicago, Illinois 60690.

Item 31.	Management Services.

		Other than as set forth under the captions
"Management," in the Prospectuses constituting Part A of this Post-Effective Amendment to the Registration Statement and
"Management" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contracts.

Item 32.	Undertakings.

		(a) Registrant undertakes to call a meeting for the purpose of voting upon the question or removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of a Fund's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

		(b) Registrant undertakes to file a Post-Effective Amendment relating to each of the Harris Insight Intermediate Municipal Income Fund, the Harris Insight Prime Reserve Fund and the Harris Insight Hemisphere Free Trade Fund (the "Funds"), using reasonably current financial statements which need not be certified, within four to six months from the date each of the Funds commences investment operations.

		(c) The Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest
Annual Report to shareholders, upon request and without charge.




SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly
caused this Post-Effective Amendment No. __ to the Registration
 Statement to be
signed on its behalf by the undersigned, thereto duly authorized, in the City of
Boston and Commonwealth of Massachusetts on the ___ day of December, 1995.

			HT Insight Funds, Inc. d/b/a
			HARRIS INSIGHT FUNDS


			By:
				Patricia L. Bickimer, President

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. ___ to the Registration Statement ] has been signed below by the following persons in the capacities and on the date indicated:


Signature		Title		Date


                       		President & Chief
	Patricia L. Bickimer		Executive Officer


                      		Director & Chairman
	C. Gary Gerst		of the Board


                       		Director
	Edgar R. Fiedler


_______________________________________	Director
	John W. McCarter, Jr.


                       		Director
	Ernest M. Roth


                      		Treasurer (Principal
	Richard H. Rose		Financial Officer)


SIGNATURES


	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly
caused this Post-Effective Amendment No. 23 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of
Boston and Commonwealth of Massachusetts on the 11th day of December,
1995.

				HT Insight Funds, Inc. d/b/a
			HARRIS INSIGHT FUNDS


			By:	/s/ Patricia L. Bickimer
				Patricia L. Bickimer, President


	Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature		Title		Date


/s/ Patricia L. Bickimer                      		President & Chief
	12/11/95
				Executive Officer


/s/ C. Gary Gerst                      		Chairman of the Board
	12/11/95
	C. Gary Gerst		& Director


/s/ Edgar R. Fiedler                       		Director		12/11/95
	Edgar R. Fiedler


/s/ John W. McCarter, Jr.		Director		12/11/95
	John W. McCarter, Jr.


/s/ Ernest M. Roth                      		Director		12/11/95
	Ernest M. Roth


/s/ Richard H. Rose                      		Treasurer (Principal
	12/11/95
	Richard H. Rose		Financial Officer)



EXHIBIT INDEX

Exhibit Number	Description

    Exhibit 11	Consent of Price Waterhouse LLP

Exhibit 17		Financial Data Schedule

Exhibit 18		Form of Multi-Class Plan









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